FINANCIAL STATEMENTS OF
PRUCO LIFE OF NEW JERSEY FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF NET ASSETS
December 31, 2024

	SUBACCOUNTS
	PSF PGIM Government Money Market Portfolio (Class I)	PSF PGIM Total Return Bond Portfolio (Class I)	PSF PGIM Jennison Blend Portfolio (Class I)	PSF PGIM Jennison Value Portfolio (Class I)	PSF PGIM High Yield Bond Portfolio (Class I)
ASSETS
Investment in the portfolios, at fair value	$4,081,782	$7,160,009	$18,928,948	$15,161,017	$6,498,232
Net Assets	$4,081,782	$7,160,009	$18,928,948	$15,161,017	$6,498,232

NET ASSETS, representing:
Accumulation units	$4,081,782	$7,160,009	$18,928,948	$15,161,017	$6,498,232
	$4,081,782	$7,160,009	$18,928,948	$15,161,017	$6,498,232

Units outstanding	3,255,830	2,428,377	2,306,730	2,419,109	1,112,183

Portfolio shares held	408,178	485,754	153,919	247,932	903,787
Portfolio net asset value per share	$10.00	$14.74	$122.98	$61.15	$7.19
Investment in portfolio shares, at cost	$4,081,782	$5,803,618	$6,010,092	$5,383,262	$4,923,456

STATEMENTS OF OPERATIONS
For the period ended December 31, 2024

	SUBACCOUNTS
	PSF PGIM Government Money Market Portfolio (Class I)	PSF PGIM Total Return Bond Portfolio (Class I)	PSF PGIM Jennison Blend Portfolio (Class I)	PSF PGIM Jennison Value Portfolio (Class I)	PSF PGIM High Yield Bond Portfolio (Class I)
	1/1/2024	1/1/2024	1/1/2024	1/1/2024	1/1/2024
	to	to	to	to	to
	12/31/2024	12/31/2024	12/31/2024	12/31/2024	12/31/2024

INVESTMENT INCOME
Dividend income	$200,106	$—	$—	$—	$—

EXPENSES
Charges for mortality and expense risk,
and for administration	57,390	99,782	271,090	226,668	100,300
NET INVESTMENT INCOME (LOSS)	142,716	(99,782)	(271,090)	(226,668)	(100,300)

NET REALIZED AND UNREALIZED GAIN (LOSS)
ON INVESTMENTS
Capital gains distributions received	—	—	—	—	—
Net realized gain (loss) on shares redeemed	—	283,891	2,408,836	1,768,079	440,440
Net change in unrealized appreciation (depreciation) on investments	—	(52,016)	2,012,008	1,134,236	129,774
NET GAIN (LOSS) ON INVESTMENTS	—	231,875	4,420,844	2,902,315	570,214

NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	$142,716	$132,093	$4,149,754	$2,675,647	$469,914
The accompanying notes are an integral part of these financial statements.
A1

FINANCIAL STATEMENTS OF
PRUCO LIFE OF NEW JERSEY FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF NET ASSETS
December 31, 2024

	SUBACCOUNTS
	PSF Stock Index Portfolio (Class I)	PSF Global Portfolio (Class I)	PSF PGIM Jennison Growth Portfolio (Class I)	PSF Small-Cap Stock Index Portfolio (Class I)	T. Rowe Price International Stock Portfolio
ASSETS
Investment in the portfolios, at fair value	$43,728,783	$3,316,362	$25,498,841	$11,897,812	$885,664
Net Assets	$43,728,783	$3,316,362	$25,498,841	$11,897,812	$885,664

NET ASSETS, representing:
Accumulation units	$43,728,783	$3,316,362	$25,498,841	$11,897,812	$885,664
	$43,728,783	$3,316,362	$25,498,841	$11,897,812	$885,664

Units outstanding	3,531,193	674,443	2,100,589	1,028,544	377,037

Portfolio shares held	303,398	52,193	137,527	188,019	59,202
Portfolio net asset value per share	$144.13	$63.54	$185.41	$63.28	$14.96
Investment in portfolio shares, at cost	$19,159,842	$1,139,727	$4,014,718	$7,900,976	$854,936

STATEMENTS OF OPERATIONS
For the period ended December 31, 2024

	SUBACCOUNTS
	PSF Stock Index Portfolio (Class I)	PSF Global Portfolio (Class I)	PSF PGIM Jennison Growth Portfolio (Class I)	PSF Small-Cap Stock Index Portfolio (Class I)	T. Rowe Price International Stock Portfolio
	1/1/2024	1/1/2024	1/1/2024	1/1/2024	1/1/2024
	to	to	to	to	to
	12/31/2024	12/31/2024	12/31/2024	12/31/2024	12/31/2024

INVESTMENT INCOME
Dividend income	$—	$—	$—	$—	$8,714

EXPENSES
Charges for mortality and expense risk,
and for administration	447,719	50,273	351,533	147,993	14,153
NET INVESTMENT INCOME (LOSS)	(447,719)	(50,273)	(351,533)	(147,993)	(5,439)

NET REALIZED AND UNREALIZED GAIN (LOSS)
ON INVESTMENTS
Capital gains distributions received	—	—	—	—	22,551
Net realized gain (loss) on shares redeemed	4,113,659	403,433	3,067,524	729,478	18,016
Net change in unrealized appreciation (depreciation) on investments	5,357,167	92,745	3,485,458	277,044	(12,053)
NET GAIN (LOSS) ON INVESTMENTS	9,470,826	496,178	6,552,982	1,006,522	28,514

NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	$9,023,107	$445,905	$6,201,449	$858,529	$23,075
The accompanying notes are an integral part of these financial statements.
A2

FINANCIAL STATEMENTS OF
PRUCO LIFE OF NEW JERSEY FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF NET ASSETS
December 31, 2024

	SUBACCOUNTS
	T. Rowe Price Equity Income Portfolio (Equity Income Portfolio Class)	Invesco V.I. Core Equity Fund (Series I)	Janus Henderson VIT Research Portfolio (Institutional Shares)	Janus Henderson VIT Overseas Portfolio (Institutional Shares)	MFS® Research Series (Initial Class)
ASSETS
Investment in the portfolios, at fair value	$4,727,573	$6,444,145	$4,779,922	$3,339,208	$1,365,612
Net Assets	$4,727,573	$6,444,145	$4,779,922	$3,339,208	$1,365,612

NET ASSETS, representing:
Accumulation units	$4,727,573	$6,444,145	$4,779,922	$3,339,208	$1,365,612
	$4,727,573	$6,444,145	$4,779,922	$3,339,208	$1,365,612

Units outstanding	752,199	1,108,397	555,976	674,152	195,429

Portfolio shares held	166,288	191,676	80,470	76,029	38,371
Portfolio net asset value per share	$28.43	$33.62	$59.40	$43.92	$35.59
Investment in portfolio shares, at cost	$4,099,400	$5,422,477	$2,598,408	$2,536,440	$975,413

STATEMENTS OF OPERATIONS
For the period ended December 31, 2024

	SUBACCOUNTS
	T. Rowe Price Equity Income Portfolio (Equity Income Portfolio Class)	Invesco V.I. Core Equity Fund (Series I)	Janus Henderson VIT Research Portfolio (Institutional Shares)	Janus Henderson VIT Overseas Portfolio (Institutional Shares)	MFS® Research Series (Initial Class)
	1/1/2024	1/1/2024	1/1/2024	1/1/2024	1/1/2024
	to	to	to	to	to
	12/31/2024	12/31/2024	12/31/2024	12/31/2024	12/31/2024

INVESTMENT INCOME
Dividend income	$89,716	$42,969	$1,416	$48,202	$8,105

EXPENSES
Charges for mortality and expense risk,
and for administration	69,514	87,539	65,586	50,314	18,743
NET INVESTMENT INCOME (LOSS)	20,202	(44,570)	(64,170)	(2,112)	(10,638)

NET REALIZED AND UNREALIZED GAIN (LOSS)
ON INVESTMENTS
Capital gains distributions received	310,251	516,041	134,667	—	77,927
Net realized gain (loss) on shares redeemed	143,126	124,579	423,331	149,615	37,481
Net change in unrealized appreciation (depreciation) on investments	3,856	726,566	850,455	18,817	105,042
NET GAIN (LOSS) ON INVESTMENTS	457,233	1,367,186	1,408,453	168,432	220,450

NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	$477,435	$1,322,616	$1,344,283	$166,320	$209,812
The accompanying notes are an integral part of these financial statements.
A3

FINANCIAL STATEMENTS OF
PRUCO LIFE OF NEW JERSEY FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF NET ASSETS
December 31, 2024

	SUBACCOUNTS
	MFS® Growth Series (Initial Class)	LVIP American Century Value Fund (Standard Class II)	Franklin Small-Mid Cap Growth VIP Fund (Class 2)	Davis Equity Portfolio	AB VPS Large Cap Growth Portfolio (Class B)
ASSETS
Investment in the portfolios, at fair value	$7,411,417	$1,361,826	$1,605,049	$720,249	$519,970
Net Assets	$7,411,417	$1,361,826	$1,605,049	$720,249	$519,970

NET ASSETS, representing:
Accumulation units	$7,411,417	$1,361,826	$1,605,049	$720,249	$519,970
	$7,411,417	$1,361,826	$1,605,049	$720,249	$519,970

Units outstanding	744,298	220,249	274,058	199,840	134,870

Portfolio shares held	101,097	111,360	108,523	123,967	6,522
Portfolio net asset value per share	$73.31	$12.23	$14.79	$5.81	$79.72
Investment in portfolio shares, at cost	$4,657,216	$1,001,855	$1,768,573	$952,142	$345,802

STATEMENTS OF OPERATIONS
For the period ended December 31, 2024

	SUBACCOUNTS
	MFS® Growth Series (Initial Class)	LVIP American Century Value Fund (Standard Class II)	Franklin Small-Mid Cap Growth VIP Fund (Class 2)	Davis Equity Portfolio	AB VPS Large Cap Growth Portfolio (Class B)
	1/1/2024	1/1/2024	1/1/2024	1/1/2024	1/1/2024
	to	to	to	to	to
	12/31/2024	12/31/2024	12/31/2024	12/31/2024	12/31/2024

INVESTMENT INCOME
Dividend income	$—	$41,707	$—	$7,823	$—

EXPENSES
Charges for mortality and expense risk,
and for administration	100,374	21,077	24,256	11,038	7,178
NET INVESTMENT INCOME (LOSS)	(100,374)	20,630	(24,256)	(3,215)	(7,178)

NET REALIZED AND UNREALIZED GAIN (LOSS)
ON INVESTMENTS
Capital gains distributions received	555,230	86,820	—	145,700	22,468
Net realized gain (loss) on shares redeemed	364,251	128,657	(59,429)	(38,516)	30,878
Net change in unrealized appreciation (depreciation) on investments	1,025,529	(116,555)	241,050	20,432	58,579
NET GAIN (LOSS) ON INVESTMENTS	1,945,010	98,922	181,621	127,616	111,925

NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	$1,844,636	$119,552	$157,365	$124,401	$104,747

The accompanying notes are an integral part of these financial statements.
A4

FINANCIAL STATEMENTS OF
PRUCO LIFE OF NEW JERSEY FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF NET ASSETS
December 31, 2024

	SUBACCOUNTS
	Janus Henderson VIT Research Portfolio (Service Shares)	PSF Mid-Cap Growth Portfolio (Class I)	AST Cohen & Steers Realty Portfolio	AST J.P. Morgan Conservative Multi-Asset Portfolio	AST High Yield Portfolio
ASSETS
Investment in the portfolios, at fair value	$662,147	$5,082,112	$25,732,728	$302,777,375	$21,892,380
Net Assets	$662,147	$5,082,112	$25,732,728	$302,777,375	$21,892,380

NET ASSETS, representing:
Accumulation units	$662,147	$5,082,112	$25,732,728	$302,777,375	$21,892,380
	$662,147	$5,082,112	$25,732,728	$302,777,375	$21,892,380

Units outstanding	121,504	712,717	1,042,882	19,044,619	1,320,007

Portfolio shares held	11,732	160,877	1,436,780	12,268,127	1,675,010
Portfolio net asset value per share	$56.44	$31.59	$17.91	$24.68	$13.07
Investment in portfolio shares, at cost	$367,754	$1,558,821	$21,285,126	$267,549,563	$17,804,054

STATEMENTS OF OPERATIONS
For the period ended December 31, 2024

	SUBACCOUNTS
	Janus Henderson VIT Research Portfolio (Service Shares)	PSF Mid-Cap Growth Portfolio (Class I)	AST Cohen & Steers Realty Portfolio	AST J.P. Morgan Conservative Multi-Asset Portfolio	AST High Yield Portfolio
	1/1/2024	1/1/2024	1/1/2024	1/1/2024	1/1/2024
	to	to	to	to	to
	12/31/2024	12/31/2024	12/31/2024	12/31/2024	12/31/2024

INVESTMENT INCOME
Dividend income	$—	$—	$—	$—	$—

EXPENSES
Charges for mortality and expense risk,
and for administration	10,182	82,615	316,267	4,637,625	248,035
NET INVESTMENT INCOME (LOSS)	(10,182)	(82,615)	(316,267)	(4,637,625)	(248,035)

NET REALIZED AND UNREALIZED GAIN (LOSS)
ON INVESTMENTS
Capital gains distributions received	19,768	—	—	—	—
Net realized gain (loss) on shares redeemed	49,979	817,655	1,353,927	7,968,797	820,720
Net change in unrealized appreciation (depreciation) on investments	123,675	(93,452)	562,519	11,101,434	847,940
NET GAIN (LOSS) ON INVESTMENTS	193,422	724,203	1,916,446	19,070,231	1,668,660

NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	$183,240	$641,588	$1,600,179	$14,432,606	$1,420,625

The accompanying notes are an integral part of these financial statements.
A5

FINANCIAL STATEMENTS OF
PRUCO LIFE OF NEW JERSEY FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF NET ASSETS
December 31, 2024

	SUBACCOUNTS
	AST Small-Cap Value Portfolio**	AST Mid-Cap Growth Portfolio**	AST Large-Cap Value Portfolio	AST Mid-Cap Value Portfolio**	AST T. Rowe Price Natural Resources Portfolio
ASSETS
Investment in the portfolios, at fair value	$—	$—	$148,907,566	$—	$13,249,056
Net Assets	$—	$—	$148,907,566	$—	$13,249,056

NET ASSETS, representing:
Accumulation units	$—	$—	$148,907,566	$—	$13,249,056
	$—	$—	$148,907,566	$—	$13,249,056

Units outstanding	—	—	4,939,190	—	1,012,984

Portfolio shares held	—	—	2,831,481	—	435,252
Portfolio net asset value per share	$—	$—	$52.59	$—	$30.44
Investment in portfolio shares, at cost	$—	$—	$125,526,157	$—	$11,703,797

STATEMENTS OF OPERATIONS
For the period ended December 31, 2024

	SUBACCOUNTS
	AST Small-Cap Value Portfolio	AST Mid-Cap Growth Portfolio	AST Large-Cap Value Portfolio	AST Mid-Cap Value Portfolio	AST T. Rowe Price Natural Resources Portfolio
	1/1/2024	1/1/2024	1/1/2024	1/1/2024	1/1/2024
	to	to	to	to	to
	12/13/2024**	12/13/2024**	12/31/2024	12/13/2024**	12/31/2024

INVESTMENT INCOME
Dividend income	$—	$—	$—	$—	$—

EXPENSES
Charges for mortality and expense risk,
and for administration	421,389	587,432	1,453,268	400,479	213,601
NET INVESTMENT INCOME (LOSS)	(421,389)	(587,432)	(1,453,268)	(400,479)	(213,601)

NET REALIZED AND UNREALIZED GAIN (LOSS)
ON INVESTMENTS
Capital gains distributions received	—	—	—	—	—
Net realized gain (loss) on shares redeemed	10,028,739	19,939,918	4,906,975	14,207,855	908,891
Net change in unrealized appreciation (depreciation) on investments	(5,129,186)	(11,384,959)	5,846,926	(9,005,233)	(213,490)
NET GAIN (LOSS) ON INVESTMENTS	4,899,553	8,554,959	10,753,901	5,202,622	695,401

NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	$4,478,164	$7,967,527	$9,300,633	$4,802,143	$481,800

**Subaccount was no longer available for investment as of the date presented in the Statement of Operations.

The accompanying notes are an integral part of these financial statements.
A6

FINANCIAL STATEMENTS OF
PRUCO LIFE OF NEW JERSEY FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF NET ASSETS
December 31, 2024

	SUBACCOUNTS
	AST T. Rowe Price Asset Allocation Portfolio**	AST MFS Global Equity Portfolio	AST Capital Growth Asset Allocation Portfolio	AST Academic Strategies Asset Allocation Portfolio	AST Balanced Asset Allocation Portfolio
ASSETS
Investment in the portfolios, at fair value	$—	$24,499,257	$753,205,999	$146,494,869	$1,967,540,554
Net Assets	$—	$24,499,257	$753,205,999	$146,494,869	$1,967,540,554

NET ASSETS, representing:
Accumulation units	$—	$24,499,257	$753,205,999	$146,494,869	$1,967,540,554
	$—	$24,499,257	$753,205,999	$146,494,869	$1,967,540,554

Units outstanding	—	927,715	29,577,954	9,424,810	89,337,382

Portfolio shares held	—	771,387	23,239,926	7,547,392	70,219,149
Portfolio net asset value per share	$—	$31.76	$32.41	$19.41	$28.02
Investment in portfolio shares, at cost	$—	$17,282,055	$476,372,995	$115,919,152	$1,737,754,547

STATEMENTS OF OPERATIONS
For the period ended December 31, 2024

	SUBACCOUNTS
	AST T. Rowe Price Asset Allocation Portfolio	AST MFS Global Equity Portfolio	AST Capital Growth Asset Allocation Portfolio	AST Academic Strategies Asset Allocation Portfolio	AST Balanced Asset Allocation Portfolio
	1/1/2024	1/1/2024	1/1/2024	1/1/2024	1/1/2024
	to	to	to	to	to
	12/6/2024**	12/31/2024	12/31/2024	12/31/2024	12/31/2024

INVESTMENT INCOME
Dividend income	$—	$—	$—	$—	$—

EXPENSES
Charges for mortality and expense risk,
and for administration	15,586,930	315,279	11,391,401	2,431,974	13,790,593
NET INVESTMENT INCOME (LOSS)	(15,586,930)	(315,279)	(11,391,401)	(2,431,974)	(13,790,593)

NET REALIZED AND UNREALIZED GAIN (LOSS)
ON INVESTMENTS
Capital gains distributions received	—	—	—	—	—
Net realized gain (loss) on shares redeemed	442,910,727	1,558,859	45,774,235	7,303,752	42,263,916
Net change in unrealized appreciation (depreciation) on investments	(279,677,110)	(154,986)	56,572,674	4,043,091	18,494,873
NET GAIN (LOSS) ON INVESTMENTS	163,233,617	1,403,873	102,346,909	11,346,843	60,758,789

NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	$147,646,687	$1,088,594	$90,955,508	$8,914,869	$46,968,196

**Subaccount was no longer available for investment as of the date presented in the Statement of Operations.
The accompanying notes are an integral part of these financial statements.
A7

FINANCIAL STATEMENTS OF
PRUCO LIFE OF NEW JERSEY FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF NET ASSETS
December 31, 2024

	SUBACCOUNTS
	AST Preservation Asset Allocation Portfolio	AST Prudential Growth Allocation Portfolio	AST Advanced Strategies Portfolio	AST Large-Cap Growth Portfolio	AST Government Money Market Portfolio
ASSETS
Investment in the portfolios, at fair value	$269,449,378	$976,700,001	$449,687,749	$265,127,854	$47,939,026
Net Assets	$269,449,378	$976,700,001	$449,687,749	$265,127,854	$47,939,026

NET ASSETS, representing:
Accumulation units	$269,449,378	$976,700,001	$449,687,749	$265,127,854	$47,939,026
	$269,449,378	$976,700,001	$449,687,749	$265,127,854	$47,939,026

Units outstanding	16,279,037	43,872,323	19,838,587	5,081,063	4,729,593

Portfolio shares held	12,662,095	39,462,626	15,576,299	2,810,046	47,939,026
Portfolio net asset value per share	$21.28	$24.75	$28.87	$94.35	$1.00
Investment in portfolio shares, at cost	$219,067,902	$708,307,934	$288,715,813	$171,795,142	$47,939,026

STATEMENTS OF OPERATIONS
For the period ended December 31, 2024

	SUBACCOUNTS
	AST Preservation Asset Allocation Portfolio	AST Prudential Growth Allocation Portfolio	AST Advanced Strategies Portfolio	AST Large-Cap Growth Portfolio	AST Government Money Market Portfolio
	1/1/2024	1/1/2024	1/1/2024	1/1/2024	1/1/2024
	to	to	to	to	to
	12/31/2024	12/31/2024	12/31/2024	12/31/2024	12/31/2024

INVESTMENT INCOME
Dividend income	$—	$—	$—	$—	$2,180,634

EXPENSES
Charges for mortality and expense risk,
and for administration	3,987,694	14,239,253	6,727,709	2,524,005	465,467
NET INVESTMENT INCOME (LOSS)	(3,987,694)	(14,239,253)	(6,727,709)	(2,524,005)	1,715,167

NET REALIZED AND UNREALIZED GAIN (LOSS)
ON INVESTMENTS
Capital gains distributions received	—	—	—	—	—
Net realized gain (loss) on shares redeemed	11,911,229	47,592,116	28,289,251	20,823,128	—
Net change in unrealized appreciation (depreciation) on investments	8,886,716	78,962,892	21,285,114	34,070,273	—
NET GAIN (LOSS) ON INVESTMENTS	20,797,945	126,555,008	49,574,365	54,893,401	—

NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	$16,810,251	$112,315,755	$42,846,656	$52,369,396	$1,715,167

The accompanying notes are an integral part of these financial statements.
A8

FINANCIAL STATEMENTS OF
PRUCO LIFE OF NEW JERSEY FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF NET ASSETS
December 31, 2024

	SUBACCOUNTS
	AST Small-Cap Equity Portfolio	AST International Equity Portfolio	AST Investment Grade Bond Portfolio	AST Core Fixed Income Portfolio	AST Emerging Markets Equity Portfolio
ASSETS
Investment in the portfolios, at fair value	$74,001,358	$50,064,530	$446,391,415	$251,050,739	$18,582,360
Net Assets	$74,001,358	$50,064,530	$446,391,415	$251,050,739	$18,582,360

NET ASSETS, representing:
Accumulation units	$74,001,358	$50,064,530	$446,391,415	$251,050,739	$18,582,360
	$74,001,358	$50,064,530	$446,391,415	$251,050,739	$18,582,360

Units outstanding	2,180,008	2,514,502	31,782,003	20,717,927	1,918,848

Portfolio shares held	923,171	1,863,907	50,325,977	18,707,209	1,966,387
Portfolio net asset value per share	$80.16	$26.86	$8.87	$13.42	$9.45
Investment in portfolio shares, at cost	$66,330,302	$41,398,905	$429,056,093	$252,876,153	$17,036,437

STATEMENTS OF OPERATIONS
For the period ended December 31, 2024

	SUBACCOUNTS
	AST Small-Cap Equity Portfolio	AST International Equity Portfolio	AST Investment Grade Bond Portfolio	AST Core Fixed Income Portfolio	AST Emerging Markets Equity Portfolio
	1/1/2024	1/1/2024	1/1/2024	1/1/2024	1/1/2024
	to	to	to	to	to
	12/31/2024	12/31/2024	12/31/2024	12/31/2024	12/31/2024

INVESTMENT INCOME
Dividend income	$—	$—	$—	$—	$—

EXPENSES
Charges for mortality and expense risk,
and for administration	509,401	628,652	7,167,285	3,258,156	248,153
NET INVESTMENT INCOME (LOSS)	(509,401)	(628,652)	(7,167,285)	(3,258,156)	(248,153)

NET REALIZED AND UNREALIZED GAIN (LOSS)
ON INVESTMENTS
Capital gains distributions received	—	—	—	—	—
Net realized gain (loss) on shares redeemed	2,635,066	1,959,062	33,789,440	(685,542)	505,187
Net change in unrealized appreciation (depreciation) on investments	1,184,192	872,595	(20,508,041)	4,397,285	358,310
NET GAIN (LOSS) ON INVESTMENTS	3,819,258	2,831,657	13,281,399	3,711,743	863,497

NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	$3,309,857	$2,203,005	$6,114,114	$453,587	$615,344

The accompanying notes are an integral part of these financial statements.
A9

FINANCIAL STATEMENTS OF
PRUCO LIFE OF NEW JERSEY FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF NET ASSETS
December 31, 2024

	SUBACCOUNTS
	AST J.P. Morgan Moderate Multi-Asset Portfolio	ProFund VP Consumer Discretionary	ProFund VP Consumer Staples	ProFund VP Financials	ProFund VP Health Care
ASSETS
Investment in the portfolios, at fair value	$167,147,547	$560,098	$69,185	$319,021	$347,218
Net Assets	$167,147,547	$560,098	$69,185	$319,021	$347,218

NET ASSETS, representing:
Accumulation units	$167,147,547	$560,098	$69,185	$319,021	$347,218
	$167,147,547	$560,098	$69,185	$319,021	$347,218

Units outstanding	8,255,009	12,355	2,634	15,097	9,523

Portfolio shares held	7,025,958	7,570	2,174	6,010	5,408
Portfolio net asset value per share	$23.79	$73.99	$31.83	$53.08	$64.21
Investment in portfolio shares, at cost	$120,613,052	$504,910	$86,124	$209,912	$360,013

STATEMENTS OF OPERATIONS
For the period ended December 31, 2024

	SUBACCOUNTS
	AST J.P. Morgan Moderate Multi-Asset Portfolio	ProFund VP Consumer Discretionary	ProFund VP Consumer Staples	ProFund VP Financials	ProFund VP Health Care
	1/1/2024	1/1/2024	1/1/2024	1/1/2024	1/1/2024
	to	to	to	to	to
	12/31/2024	12/31/2024	12/31/2024	12/31/2024	12/31/2024

INVESTMENT INCOME
Dividend income	$—	$—	$1,049	$846	$224

EXPENSES
Charges for mortality and expense risk,
and for administration	2,505,965	7,991	1,036	4,627	5,353
NET INVESTMENT INCOME (LOSS)	(2,505,965)	(7,991)	13	(3,781)	(5,129)

NET REALIZED AND UNREALIZED GAIN (LOSS)
ON INVESTMENTS
Capital gains distributions received	—	52,845	22,567	28,677	16,166
Net realized gain (loss) on shares redeemed	8,445,114	7,284	(5,280)	21,869	1,519
Net change in unrealized appreciation (depreciation) on investments	7,917,392	67,531	(12,042)	25,558	(15,526)
NET GAIN (LOSS) ON INVESTMENTS	16,362,506	127,660	5,245	76,104	2,159

NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	$13,856,541	$119,669	$5,258	$72,323	$(2,970)

The accompanying notes are an integral part of these financial statements.
A10

FINANCIAL STATEMENTS OF
PRUCO LIFE OF NEW JERSEY FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF NET ASSETS
December 31, 2024

	SUBACCOUNTS
	ProFund VP Industrials	ProFund VP Mid-Cap Growth	ProFund VP Mid-Cap Value	ProFund VP Real Estate	ProFund VP Small-Cap Growth
ASSETS
Investment in the portfolios, at fair value	$391,912	$94,092	$210,532	$153,383	$74,210
Net Assets	$391,912	$94,092	$210,532	$153,383	$74,210

NET ASSETS, representing:
Accumulation units	$391,912	$94,092	$210,532	$153,383	$74,210
	$391,912	$94,092	$210,532	$153,383	$74,210

Units outstanding	13,129	3,227	7,889	9,796	2,534

Portfolio shares held	4,423	2,359	4,783	3,278	2,409
Portfolio net asset value per share	$88.60	$39.88	$44.02	$46.79	$30.80
Investment in portfolio shares, at cost	$349,080	$89,494	$181,191	$168,151	$76,887

STATEMENTS OF OPERATIONS
For the period ended December 31, 2024

	SUBACCOUNTS
	ProFund VP Industrials	ProFund VP Mid-Cap Growth	ProFund VP Mid-Cap Value	ProFund VP Real Estate	ProFund VP Small-Cap Growth
	1/1/2024	1/1/2024	1/1/2024	1/1/2024	1/1/2024
	to	to	to	to	to
	12/31/2024	12/31/2024	12/31/2024	12/31/2024	12/31/2024

INVESTMENT INCOME
Dividend income	$713	$—	$553	$2,266	$—

EXPENSES
Charges for mortality and expense risk,
and for administration	5,915	1,578	3,323	2,364	1,150
NET INVESTMENT INCOME (LOSS)	(5,202)	(1,578)	(2,770)	(98)	(1,150)

NET REALIZED AND UNREALIZED GAIN (LOSS)
ON INVESTMENTS
Capital gains distributions received	50,763	4,083	9,449	4,938	3,454
Net realized gain (loss) on shares redeemed	10,870	3,190	6,227	(3,561)	(218)
Net change in unrealized appreciation (depreciation) on investments	(6,148)	5,985	5,135	2,809	2,349
NET GAIN (LOSS) ON INVESTMENTS	55,485	13,258	20,811	4,186	5,585

NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	$50,283	$11,680	$18,041	$4,088	$4,435

The accompanying notes are an integral part of these financial statements.
A11

FINANCIAL STATEMENTS OF
PRUCO LIFE OF NEW JERSEY FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF NET ASSETS
December 31, 2024

	SUBACCOUNTS
	ProFund VP Small-Cap Value	ProFund VP Communication Services	ProFund VP Utilities	ProFund VP Large-Cap Growth	ProFund VP Large-Cap Value
ASSETS
Investment in the portfolios, at fair value	$161,382	$20,413	$208,418	$34,518	$225,949
Net Assets	$161,382	$20,413	$208,418	$34,518	$225,949

NET ASSETS, representing:
Accumulation units	$161,382	$20,413	$208,418	$34,518	$225,949
	$161,382	$20,413	$208,418	$34,518	$225,949

Units outstanding	6,450	1,082	9,909	750	9,440

Portfolio shares held	3,585	404	4,668	509	4,642
Portfolio net asset value per share	$45.01	$50.59	$44.65	$67.81	$48.67
Investment in portfolio shares, at cost	$146,946	$13,139	$186,896	$30,208	$200,958

STATEMENTS OF OPERATIONS
For the period ended December 31, 2024

	SUBACCOUNTS
	ProFund VP Small-Cap Value	ProFund VP Communication Services	ProFund VP Utilities	ProFund VP Large-Cap Growth	ProFund VP Large-Cap Value
	1/1/2024	1/1/2024	1/1/2024	1/1/2024	1/1/2024
	to	to	to	to	to
	12/31/2024	12/31/2024	12/31/2024	12/31/2024	12/31/2024

INVESTMENT INCOME
Dividend income	$640	$—	$3,260	$—	$798

EXPENSES
Charges for mortality and expense risk,
and for administration	2,619	335	3,107	1,256	3,333
NET INVESTMENT INCOME (LOSS)	(1,979)	(335)	153	(1,256)	(2,535)

NET REALIZED AND UNREALIZED GAIN (LOSS)
ON INVESTMENTS
Capital gains distributions received	1,039	—	—	565	26,327
Net realized gain (loss) on shares redeemed	3,410	3,459	2,827	6,992	3,416
Net change in unrealized appreciation (depreciation) on investments	5,368	3,081	34,786	24,754	(9,662)
NET GAIN (LOSS) ON INVESTMENTS	9,817	6,540	37,613	32,311	20,081

NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	$7,838	$6,205	$37,766	$31,055	$17,546

The accompanying notes are an integral part of these financial statements.
A12

FINANCIAL STATEMENTS OF
PRUCO LIFE OF NEW JERSEY FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF NET ASSETS
December 31, 2024

	SUBACCOUNTS
	Allspring VT International Equity Fund (Class 1)**	Allspring VT Discovery All Cap Growth Fund (Class 1)	AST Quantitative Modeling Portfolio	Allspring VT Opportunity Fund (Class 1)	AST Bond Portfolio 2023**
ASSETS
Investment in the portfolios, at fair value	$—	$170,626	$69,327,778	$59,977	$—
Net Assets	$—	$170,626	$69,327,778	$59,977	$—

NET ASSETS, representing:
Accumulation units	$—	$170,626	$69,327,778	$59,977	$—
	$—	$170,626	$69,327,778	$59,977	$—

Units outstanding	—	20,716	3,850,971	1,454	—

Portfolio shares held	—	5,833	2,611,216	2,235	—
Portfolio net asset value per share	$—	$29.25	$26.55	$26.83	$—
Investment in portfolio shares, at cost	$—	$147,911	$47,593,062	$49,264	$—

STATEMENTS OF OPERATIONS
For the period ended December 31, 2024

	SUBACCOUNTS
	Allspring VT International Equity Fund (Class 1)	Allspring VT Discovery All Cap Growth Fund (Class 1)	AST Quantitative Modeling Portfolio	Allspring VT Opportunity Fund (Class 1)	AST Bond Portfolio 2023
	1/1/2024	1/1/2024	1/1/2024	1/1/2024	1/1/2024
	to	to	to	to	to
	4/30/2024**	12/31/2024	12/31/2024	12/31/2024	1/2/2024**

INVESTMENT INCOME
Dividend income	$296	$—	$—	$190	$—

EXPENSES
Charges for mortality and expense risk,
and for administration	79	3,600	448,275	1,147	—
NET INVESTMENT INCOME (LOSS)	217	(3,600)	(448,275)	(957)	—

NET REALIZED AND UNREALIZED GAIN (LOSS)
ON INVESTMENTS
Capital gains distributions received	—	9,339	—	6,886	—
Net realized gain (loss) on shares redeemed	(5,303)	8,893	5,062,448	4,136	—
Net change in unrealized appreciation (depreciation) on investments	5,125	22,570	4,392,206	(1,701)	—
NET GAIN (LOSS) ON INVESTMENTS	(178)	40,802	9,454,654	9,321	—

NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	$39	$37,202	$9,006,379	$8,364	$—

**Subaccount was no longer available for investment as of the date presented in the Statement of Operations.

The accompanying notes are an integral part of these financial statements.
A13

FINANCIAL STATEMENTS OF
PRUCO LIFE OF NEW JERSEY FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF NET ASSETS
December 31, 2024

	SUBACCOUNTS
	AST Bond Portfolio 2024**	AST ClearBridge Dividend Growth Portfolio	AST Multi-Sector Fixed Income Portfolio	AST Large-Cap Core Portfolio	AST Bond Portfolio 2025
ASSETS
Investment in the portfolios, at fair value	$—	$19,994,826	$1,349,604,595	$38,640,874	$3,247,969
Net Assets	$—	$19,994,826	$1,349,604,595	$38,640,874	$3,247,969

NET ASSETS, representing:
Accumulation units	$—	$19,994,826	$1,349,604,595	$38,640,874	$3,247,969
	$—	$19,994,826	$1,349,604,595	$38,640,874	$3,247,969

Units outstanding	—	719,687	125,752,085	1,230,339	280,088

Portfolio shares held	—	556,030	100,193,363	991,554	223,228
Portfolio net asset value per share	$—	$35.96	$13.47	$38.97	$14.55
Investment in portfolio shares, at cost	$—	$13,861,504	$1,152,924,544	$28,719,744	$3,142,996

STATEMENTS OF OPERATIONS
For the period ended December 31, 2024

	SUBACCOUNTS
	AST Bond Portfolio 2024	AST ClearBridge Dividend Growth Portfolio	AST Multi-Sector Fixed Income Portfolio	AST Large-Cap Core Portfolio	AST Bond Portfolio 2025
	1/1/2024	1/1/2024	1/1/2024	1/1/2024	1/1/2024
	to	to	to	to	to
	12/31/2024**	12/31/2024	12/31/2024	12/31/2024	12/31/2024

INVESTMENT INCOME
Dividend income	$—	$—	$—	$—	$—

EXPENSES
Charges for mortality and expense risk,
and for administration	43,000	232,359	27,869,629	405,668	51,997
NET INVESTMENT INCOME (LOSS)	(43,000)	(232,359)	(27,869,629)	(405,668)	(51,997)

NET REALIZED AND UNREALIZED GAIN (LOSS)
ON INVESTMENTS
Capital gains distributions received	—	—	—	—	—
Net realized gain (loss) on shares redeemed	322,174	1,446,013	29,034,574	1,619,760	49,904
Net change in unrealized appreciation (depreciation) on investments	(211,271)	1,580,910	(25,515,112)	6,150,806	91,666
NET GAIN (LOSS) ON INVESTMENTS	110,903	3,026,923	3,519,462	7,770,566	141,570

NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	$67,903	$2,794,564	$(24,350,167)	$7,364,898	$89,573

**Subaccount was no longer available for investment as of the date presented in the Statement of Operations.

The accompanying notes are an integral part of these financial statements.
A14

FINANCIAL STATEMENTS OF
PRUCO LIFE OF NEW JERSEY FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF NET ASSETS
December 31, 2024

	SUBACCOUNTS
	AST J.P. Morgan Aggressive Multi-Asset Portfolio	AST Bond Portfolio 2026	AST Global Bond Portfolio	BlackRock Global Allocation V.I. Fund (Class III)	AST Bond Portfolio 2027
ASSETS
Investment in the portfolios, at fair value	$251,740,401	$659,198	$18,366,584	$7,198,969	$1,319,479
Net Assets	$251,740,401	$659,198	$18,366,584	$7,198,969	$1,319,479

NET ASSETS, representing:
Accumulation units	$251,740,401	$659,198	$18,366,584	$7,198,969	$1,319,479
	$251,740,401	$659,198	$18,366,584	$7,198,969	$1,319,479

Units outstanding	13,021,975	67,449	1,892,202	478,202	137,857

Portfolio shares held	11,138,956	54,344	1,577,885	558,493	114,538
Portfolio net asset value per share	$22.60	$12.13	$11.64	$12.89	$11.52
Investment in portfolio shares, at cost	$206,332,564	$596,080	$18,410,574	$7,918,883	$1,298,551

STATEMENTS OF OPERATIONS
For the period ended December 31, 2024

	SUBACCOUNTS
	AST J.P. Morgan Aggressive Multi-Asset Portfolio	AST Bond Portfolio 2026	AST Global Bond Portfolio	BlackRock Global Allocation V.I. Fund (Class III)	AST Bond Portfolio 2027
	1/1/2024	1/1/2024	1/1/2024	1/1/2024	1/1/2024
	to	to	to	to	to
	12/31/2024	12/31/2024	12/31/2024	12/31/2024	12/31/2024

INVESTMENT INCOME
Dividend income	$—	$—	$—	$104,631	$—

EXPENSES
Charges for mortality and expense risk,
and for administration	3,749,127	13,266	183,227	41,224	29,174
NET INVESTMENT INCOME (LOSS)	(3,749,127)	(13,266)	(183,227)	63,407	(29,174)

NET REALIZED AND UNREALIZED GAIN (LOSS)
ON INVESTMENTS
Capital gains distributions received	—	—	—	565,218	—
Net realized gain (loss) on shares redeemed	12,980,189	4,507	(49,114)	(53,849)	(7,434)
Net change in unrealized appreciation (depreciation) on investments	15,081,456	21,237	568,938	(7,175)	55,894
NET GAIN (LOSS) ON INVESTMENTS	28,061,645	25,744	519,824	504,194	48,460

NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	$24,312,518	$12,478	$336,597	$567,601	$19,286

The accompanying notes are an integral part of these financial statements.
A15

FINANCIAL STATEMENTS OF
PRUCO LIFE OF NEW JERSEY FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF NET ASSETS
December 31, 2024

	SUBACCOUNTS
	NVIT Emerging Markets Fund (Class D)	AST Bond Portfolio 2028	AST Bond Portfolio 2029	AST Bond Portfolio 2030	AST Bond Portfolio 2031
ASSETS
Investment in the portfolios, at fair value	$216,556	$5,194,309	$—	$2,578,432	$9,677,247
Net Assets	$216,556	$5,194,309	$—	$2,578,432	$9,677,247

NET ASSETS, representing:
Accumulation units	$216,556	$5,194,309	$—	$2,578,432	$9,677,247
	$216,556	$5,194,309	$—	$2,578,432	$9,677,247

Units outstanding	20,728	537,052	—	261,965	1,155,737

Portfolio shares held	20,051	456,041	—	232,921	1,046,189
Portfolio net asset value per share	$10.80	$11.39	$11.05	$11.07	$9.25
Investment in portfolio shares, at cost	$225,169	$5,540,854	$—	$2,815,798	$10,833,509
STATEMENTS OF OPERATIONS
For the period ended December 31, 2024

	SUBACCOUNTS
	NVIT Emerging Markets Fund (Class D)	AST Bond Portfolio 2028	AST Bond Portfolio 2029	AST Bond Portfolio 2030	AST Bond Portfolio 2031
	1/1/2024	1/1/2024	1/1/2024	1/1/2024	1/1/2024
	to	to	to	to	to
	12/31/2024	12/31/2024	12/31/2024	12/31/2024	12/31/2024

INVESTMENT INCOME
Dividend income	$2,979	$—	$—	$—	$—

EXPENSES
Charges for mortality and expense risk,
and for administration	3,702	108,916	11	53,896	207,724
NET INVESTMENT INCOME (LOSS)	(723)	(108,916)	(11)	(53,896)	(207,724)

NET REALIZED AND UNREALIZED GAIN (LOSS)
ON INVESTMENTS
Capital gains distributions received	—	—	—	—	—
Net realized gain (loss) on shares redeemed	(900)	(26,277)	185	(38,283)	(319,624)
Net change in unrealized appreciation (depreciation) on investments	10,659	161,627	(246)	60,841	328,653
NET GAIN (LOSS) ON INVESTMENTS	9,759	135,350	(61)	22,558	9,029

NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	$9,036	$26,434	$(72)	$(31,338)	$(198,695)

The accompanying notes are an integral part of these financial statements.
A16

FINANCIAL STATEMENTS OF
PRUCO LIFE OF NEW JERSEY FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF NET ASSETS
December 31, 2024

	SUBACCOUNTS
	MFS® International Growth Portfolio (Service Class)	MFS® Massachusetts Investors Growth Stock Portfolio (Service Class)	MFS® Technology Portfolio (Service Class)	MFS® Mid Cap Growth Series (Service Class)	MFS® New Discovery Series (Service Class)
ASSETS
Investment in the portfolios, at fair value	$1,311,737	$658,078	$7,164,984	$1,294,738	$321,893
Net Assets	$1,311,737	$658,078	$7,164,984	$1,294,738	$321,893

NET ASSETS, representing:
Accumulation units	$1,311,737	$658,078	$7,164,984	$1,294,738	$321,893
	$1,311,737	$658,078	$7,164,984	$1,294,738	$321,893

Units outstanding	86,863	34,251	328,158	79,677	22,701

Portfolio shares held	84,519	28,207	189,500	164,725	29,944
Portfolio net asset value per share	$15.52	$23.33	$37.81	$7.86	$10.75
Investment in portfolio shares, at cost	$1,277,445	$621,466	$5,024,584	$1,422,998	$492,873

STATEMENTS OF OPERATIONS
For the period ended December 31, 2024

	SUBACCOUNTS
	MFS® International Growth Portfolio (Service Class)	MFS® Massachusetts Investors Growth Stock Portfolio (Service Class)	MFS® Technology Portfolio (Service Class)	MFS® Mid Cap Growth Series (Service Class)	MFS® New Discovery Series (Service Class)
	1/1/2024	1/1/2024	1/1/2024	1/1/2024	1/1/2024
	to	to	to	to	to
	12/31/2024	12/31/2024	12/31/2024	12/31/2024	12/31/2024

INVESTMENT INCOME
Dividend income	$10,872	$822	$—	$—	$—

EXPENSES
Charges for mortality and expense risk,
and for administration	7,501	3,594	35,981	6,481	1,661
NET INVESTMENT INCOME (LOSS)	3,371	(2,772)	(35,981)	(6,481)	(1,661)

NET REALIZED AND UNREALIZED GAIN (LOSS)
ON INVESTMENTS
Capital gains distributions received	4,269	57,157	70,854	90,120	—
Net realized gain (loss) on shares redeemed	22,225	14,992	247,385	(35,155)	(34,586)
Net change in unrealized appreciation (depreciation) on investments	55,089	10,255	1,669,912	100,254	53,998
NET GAIN (LOSS) ON INVESTMENTS	81,583	82,404	1,988,151	155,219	19,412

NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	$84,954	$79,632	$1,952,170	$148,738	$17,751

The accompanying notes are an integral part of these financial statements.
A17

FINANCIAL STATEMENTS OF
PRUCO LIFE OF NEW JERSEY FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF NET ASSETS
December 31, 2024

	SUBACCOUNTS
	MFS® Research Series (Service Class)	MFS® Total Return Bond Series (Service Class)	MFS® Total Return Series (Service Class)	MFS® Utilities Series (Service Class)	American Funds IS® Asset Allocation Fund (Class 4)
ASSETS
Investment in the portfolios, at fair value	$205,244	$5,196,837	$2,226,299	$3,427,660	$5,140,625
Net Assets	$205,244	$5,196,837	$2,226,299	$3,427,660	$5,140,625

NET ASSETS, representing:
Accumulation units	$205,244	$5,196,837	$2,226,299	$3,427,660	$5,140,625
	$205,244	$5,196,837	$2,226,299	$3,427,660	$5,140,625

Units outstanding	10,835	532,619	156,471	231,606	368,330

Portfolio shares held	5,896	461,121	98,335	102,563	202,307
Portfolio net asset value per share	$34.81	$11.27	$22.64	$33.42	$25.41
Investment in portfolio shares, at cost	$185,395	$5,686,669	$2,330,239	$3,523,143	$5,010,939

STATEMENTS OF OPERATIONS
For the period ended December 31, 2024

	SUBACCOUNTS
	MFS® Research Series (Service Class)	MFS® Total Return Bond Series (Service Class)	MFS® Total Return Series (Service Class)	MFS® Utilities Series (Service Class)	American Funds IS® Asset Allocation Fund (Class 4)
	1/1/2024	1/1/2024	1/1/2024	1/1/2024	1/1/2024
	to	to	to	to	to
	12/31/2024	12/31/2024	12/31/2024	12/31/2024	12/31/2024

INVESTMENT INCOME
Dividend income	$706	$200,955	$48,364	$70,451	$97,514

EXPENSES
Charges for mortality and expense risk,
and for administration	934	29,604	12,333	18,253	27,613
NET INVESTMENT INCOME (LOSS)	(228)	171,351	36,031	52,198	69,901

NET REALIZED AND UNREALIZED GAIN (LOSS)
ON INVESTMENTS
Capital gains distributions received	11,041	—	103,740	98,090	207,463
Net realized gain (loss) on shares redeemed	1,138	(56,712)	(4,960)	(22,468)	8,365
Net change in unrealized appreciation (depreciation) on investments	16,369	(28,906)	(5,330)	219,624	393,085
NET GAIN (LOSS) ON INVESTMENTS	28,548	(85,618)	93,450	295,246	608,913

NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	$28,320	$85,733	$129,481	$347,444	$678,814

The accompanying notes are an integral part of these financial statements.
A18

FINANCIAL STATEMENTS OF
PRUCO LIFE OF NEW JERSEY FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF NET ASSETS
December 31, 2024

	SUBACCOUNTS
	American Funds IS® Washington Mutual Investors Fund (Class 4)	American Funds IS® The Bond Fund of America® (Class 4)	American Funds IS® Capital World Growth and Income Fund® (Class 4)	American Funds IS® Global Small Capitalization Fund (Class 4)	American Funds IS® Growth Fund (Class 4)
ASSETS
Investment in the portfolios, at fair value	$2,898,087	$5,337,010	$1,219,554	$241,979	$8,787,816
Net Assets	$2,898,087	$5,337,010	$1,219,554	$241,979	$8,787,816

NET ASSETS, representing:
Accumulation units	$2,898,087	$5,337,010	$1,219,554	$241,979	$8,787,816
	$2,898,087	$5,337,010	$1,219,554	$241,979	$8,787,816

Units outstanding	164,666	587,026	84,856	22,416	475,951

Portfolio shares held	177,362	588,424	80,872	14,226	71,808
Portfolio net asset value per share	$16.34	$9.07	$15.08	$17.01	$122.38
Investment in portfolio shares, at cost	$2,590,558	$5,826,389	$1,160,201	$323,882	$7,080,763

STATEMENTS OF OPERATIONS
For the period ended December 31, 2024

	SUBACCOUNTS
	American Funds IS® Washington Mutual Investors Fund (Class 4)	American Funds IS® The Bond Fund of America® (Class 4)	American Funds IS® Capital World Growth and Income Fund® (Class 4)	American Funds IS® Global Small Capitalization Fund (Class 4)	American Funds IS® Growth Fund (Class 4)
	1/1/2024	1/1/2024	1/1/2024	1/1/2024	1/1/2024
	to	to	to	to	to
	12/31/2024	12/31/2024	12/31/2024	12/31/2024	12/31/2024

INVESTMENT INCOME
Dividend income	$39,553	$204,847	$18,007	$2,054	$13,252

EXPENSES
Charges for mortality and expense risk,
and for administration	15,238	28,127	6,453	1,253	44,826
NET INVESTMENT INCOME (LOSS)	24,315	176,720	11,554	801	(31,574)

NET REALIZED AND UNREALIZED GAIN (LOSS)
ON INVESTMENTS
Capital gains distributions received	21,392	—	—	8,987	181,256
Net realized gain (loss) on shares redeemed	7,375	(30,278)	10,786	(25,407)	148,354
Net change in unrealized appreciation (depreciation) on investments	375,898	(117,319)	120,415	18,018	1,786,864
NET GAIN (LOSS) ON INVESTMENTS	404,665	(147,597)	131,201	1,598	2,116,474

NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	$428,980	$29,123	$142,755	$2,399	$2,084,900

The accompanying notes are an integral part of these financial statements.
A19

FINANCIAL STATEMENTS OF
PRUCO LIFE OF NEW JERSEY FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF NET ASSETS
December 31, 2024

	SUBACCOUNTS
	American Funds IS® Growth-Income Fund (Class 4)	American Funds IS® International Fund (Class 4)	American Funds IS® New World Fund® (Class 4)	BlackRock Advantage Large Cap Core V.I. Fund (Class III)	BlackRock Advantage Large Cap Value V.I. Fund (Class III)
ASSETS
Investment in the portfolios, at fair value	$2,932,798	$437,960	$929,470	$1,674,513	$876,200
Net Assets	$2,932,798	$437,960	$929,470	$1,674,513	$876,200

NET ASSETS, representing:
Accumulation units	$2,932,798	$437,960	$929,470	$1,674,513	$876,200
	$2,932,798	$437,960	$929,470	$1,674,513	$876,200

Units outstanding	168,612	40,408	79,621	95,207	52,198

Portfolio shares held	43,682	25,084	35,612	67,223	92,426
Portfolio net asset value per share	$67.14	$17.46	$26.10	$24.91	$9.48
Investment in portfolio shares, at cost	$2,475,194	$461,120	$995,335	$1,555,331	$931,946

STATEMENTS OF OPERATIONS
For the period ended December 31, 2024

	SUBACCOUNTS
	American Funds IS® Growth-Income Fund (Class 4)	American Funds IS® International Fund (Class 4)	American Funds IS® New World Fund® (Class 4)	BlackRock Advantage Large Cap Core V.I. Fund (Class III)	BlackRock Advantage Large Cap Value V.I. Fund (Class III)
	1/1/2024	1/1/2024	1/1/2024	1/1/2024	1/1/2024
	to	to	to	to	to
	12/31/2024	12/31/2024	12/31/2024	12/31/2024	12/31/2024

INVESTMENT INCOME
Dividend income	$25,368	$4,458	$10,975	$6,564	$11,388

EXPENSES
Charges for mortality and expense risk,
and for administration	14,952	2,516	5,080	7,393	4,018
NET INVESTMENT INCOME (LOSS)	10,416	1,942	5,895	(829)	7,370

NET REALIZED AND UNREALIZED GAIN (LOSS)
ON INVESTMENTS
Capital gains distributions received	119,929	—	4,207	154,052	118,863
Net realized gain (loss) on shares redeemed	33,433	(2,111)	(7,197)	19,560	3,868
Net change in unrealized appreciation (depreciation) on investments	369,153	12,770	46,545	128,201	(29,616)
NET GAIN (LOSS) ON INVESTMENTS	522,515	10,659	43,555	301,813	93,115

NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	$532,931	$12,601	$49,450	$300,984	$100,485

The accompanying notes are an integral part of these financial statements.
A20

FINANCIAL STATEMENTS OF
PRUCO LIFE OF NEW JERSEY FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF NET ASSETS
December 31, 2024

	SUBACCOUNTS
	BlackRock Capital Appreciation V.I. Fund (Class III)	BlackRock Equity Dividend V.I. Fund (Class III)	BlackRock Large Cap Focus Growth V.I. Fund (Class III)	Fidelity® VIP Balanced Portfolio (Service Class 2)	Fidelity® VIP Contrafund℠ Portfolio (Service Class 2)
ASSETS
Investment in the portfolios, at fair value	$1,071,687	$2,263,711	$1,209,231	$9,776,234	$7,262,309
Net Assets	$1,071,687	$2,263,711	$1,209,231	$9,776,234	$7,262,309

NET ASSETS, representing:
Accumulation units	$1,071,687	$2,263,711	$1,209,231	$9,776,234	$7,262,309
	$1,071,687	$2,263,711	$1,209,231	$9,776,234	$7,262,309

Units outstanding	64,113	144,760	74,286	660,748	405,953

Portfolio shares held	153,317	215,182	54,104	412,673	130,852
Portfolio net asset value per share	$6.99	$10.52	$22.35	$23.69	$55.50
Investment in portfolio shares, at cost	$1,267,082	$2,490,192	$1,044,487	$9,054,102	$6,168,958

STATEMENTS OF OPERATIONS
For the period ended December 31, 2024

	SUBACCOUNTS
	BlackRock Capital Appreciation V.I. Fund (Class III)	BlackRock Equity Dividend V.I. Fund (Class III)	BlackRock Large Cap Focus Growth V.I. Fund (Class III)	Fidelity® VIP Balanced Portfolio (Service Class 2)	Fidelity® VIP Contrafund℠ Portfolio (Service Class 2)
	1/1/2024	1/1/2024	1/1/2024	1/1/2024	1/1/2024
	to	to	to	to	to
	12/31/2024	12/31/2024	12/31/2024	12/31/2024	12/31/2024

INVESTMENT INCOME
Dividend income	$—	$50,008	$—	$147,612	$2,256

EXPENSES
Charges for mortality and expense risk,
and for administration	5,948	11,602	5,171	45,432	38,888
NET INVESTMENT INCOME (LOSS)	(5,948)	38,406	(5,171)	102,180	(36,632)

NET REALIZED AND UNREALIZED GAIN (LOSS)
ON INVESTMENTS
Capital gains distributions received	397,574	164,469	92,131	259,406	846,167
Net realized gain (loss) on shares redeemed	30,396	(18,603)	31,802	66,895	233,779
Net change in unrealized appreciation (depreciation) on investments	(133,715)	4,198	145,963	701,090	835,466
NET GAIN (LOSS) ON INVESTMENTS	294,255	150,064	269,896	1,027,391	1,915,412

NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	$288,307	$188,470	$264,725	$1,129,571	$1,878,780

The accompanying notes are an integral part of these financial statements.
A21

FINANCIAL STATEMENTS OF
PRUCO LIFE OF NEW JERSEY FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF NET ASSETS
December 31, 2024

	SUBACCOUNTS
	Fidelity® VIP Growth Opportunities Portfolio (Service Class 2)	Fidelity® VIP Health Care Portfolio (Service Class 2)	BlackRock Basic Value V.I. Fund (Class III)	AST Bond Portfolio 2032	PSF Global Portfolio (Class III)
ASSETS
Investment in the portfolios, at fair value	$5,445,597	$4,344,036	$943,046	$4,876,271	$139,037
Net Assets	$5,445,597	$4,344,036	$943,046	$4,876,271	$139,037

NET ASSETS, representing:
Accumulation units	$5,445,597	$4,344,036	$943,046	$4,876,271	$139,037
	$5,445,597	$4,344,036	$943,046	$4,876,271	$139,037

Units outstanding	323,977	384,154	56,800	668,179	12,006

Portfolio shares held	67,773	121,989	73,849	617,250	2,209
Portfolio net asset value per share	$80.35	$35.61	$12.77	$7.90	$62.95
Investment in portfolio shares, at cost	$4,148,613	$4,298,055	$965,205	$5,596,191	$118,897

STATEMENTS OF OPERATIONS
For the period ended December 31, 2024

	SUBACCOUNTS
	Fidelity® VIP Growth Opportunities Portfolio (Service Class 2)	Fidelity® VIP Health Care Portfolio (Service Class 2)	BlackRock Basic Value V.I. Fund (Class III)	AST Bond Portfolio 2032	PSF Global Portfolio (Class III)
	1/1/2024	1/1/2024	1/1/2024	1/1/2024	1/1/2024
	to	to	to	to	to
	12/31/2024	12/31/2024	12/31/2024	12/31/2024	12/31/2024

INVESTMENT INCOME
Dividend income	$—	$—	$16,569	$—	$—

EXPENSES
Charges for mortality and expense risk,
and for administration	25,299	25,658	4,437	105,628	730
NET INVESTMENT INCOME (LOSS)	(25,299)	(25,658)	12,132	(105,628)	(730)

NET REALIZED AND UNREALIZED GAIN (LOSS)
ON INVESTMENTS
Capital gains distributions received	—	—	71,436	—	—
Net realized gain (loss) on shares redeemed	78,963	8,616	7,043	(258,520)	1,368
Net change in unrealized appreciation (depreciation) on investments	1,454,128	186,172	(15,040)	200,667	12,268
NET GAIN (LOSS) ON INVESTMENTS	1,533,091	194,788	63,439	(57,853)	13,636

NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	$1,507,792	$169,130	$75,571	$(163,481)	$12,906

The accompanying notes are an integral part of these financial statements.
A22

FINANCIAL STATEMENTS OF
PRUCO LIFE OF NEW JERSEY FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF NET ASSETS
December 31, 2024

	SUBACCOUNTS
	PSF Mid-Cap Growth Portfolio (Class III)	PSF Natural Resources Portfolio (Class III)	PSF PGIM 50/50 Balanced Portfolio (Class III)	PSF PGIM Flexible Managed Portfolio (Class III)	PSF PGIM Government Income Portfolio (Class III)
ASSETS
Investment in the portfolios, at fair value	$553,690	$4,078,220	$2,768,865	$29,730,560	$1,148,101
Net Assets	$553,690	$4,078,220	$2,768,865	$29,730,560	$1,148,101

NET ASSETS, representing:
Accumulation units	$553,690	$4,078,220	$2,768,865	$29,730,560	$1,148,101
	$553,690	$4,078,220	$2,768,865	$29,730,560	$1,148,101

Units outstanding	53,727	292,121	237,099	2,427,024	129,758

Portfolio shares held	17,690	92,267	63,288	584,902	89,766
Portfolio net asset value per share	$31.30	$44.20	$43.75	$50.83	$12.79
Investment in portfolio shares, at cost	$510,536	$3,728,741	$2,478,844	$22,583,778	$1,106,468

STATEMENTS OF OPERATIONS
For the period ended December 31, 2024

	SUBACCOUNTS
	PSF Mid-Cap Growth Portfolio (Class III)	PSF Natural Resources Portfolio (Class III)	PSF PGIM 50/50 Balanced Portfolio (Class III)	PSF PGIM Flexible Managed Portfolio (Class III)	PSF PGIM Government Income Portfolio (Class III)
	1/1/2024	1/1/2024	1/1/2024	1/1/2024	1/1/2024
	to	to	to	to	to
	12/31/2024	12/31/2024	12/31/2024	12/31/2024	12/31/2024

INVESTMENT INCOME
Dividend income	$—	$—	$—	$—	$—

EXPENSES
Charges for mortality and expense risk,
and for administration	2,532	25,413	10,918	181,555	5,811
NET INVESTMENT INCOME (LOSS)	(2,532)	(25,413)	(10,918)	(181,555)	(5,811)

NET REALIZED AND UNREALIZED GAIN (LOSS)
ON INVESTMENTS
Capital gains distributions received	—	—	—	—	—
Net realized gain (loss) on shares redeemed	281	98,265	16,235	1,196,317	2,537
Net change in unrealized appreciation (depreciation) on investments	55,907	107,234	213,435	3,174,405	7,836
NET GAIN (LOSS) ON INVESTMENTS	56,188	205,499	229,670	4,370,722	10,373

NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	$53,656	$180,086	$218,752	$4,189,167	$4,562

The accompanying notes are an integral part of these financial statements.
A23

FINANCIAL STATEMENTS OF
PRUCO LIFE OF NEW JERSEY FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF NET ASSETS
December 31, 2024

	SUBACCOUNTS
	PSF PGIM High Yield Bond Portfolio (Class III)	PSF PGIM Jennison Blend Portfolio (Class III)	PSF PGIM Jennison Growth Portfolio (Class III)	PSF PGIM Jennison Value Portfolio (Class III)	PSF PGIM Total Return Bond Portfolio (Class III)
ASSETS
Investment in the portfolios, at fair value	$3,554,513	$883,264	$3,569,512	$953,320	$4,486,189
Net Assets	$3,554,513	$883,264	$3,569,512	$953,320	$4,486,189

NET ASSETS, representing:
Accumulation units	$3,554,513	$883,264	$3,569,512	$953,320	$4,486,189
	$3,554,513	$883,264	$3,569,512	$953,320	$4,486,189

Units outstanding	326,101	64,828	263,629	68,733	481,132

Portfolio shares held	499,229	7,249	19,431	15,734	307,273
Portfolio net asset value per share	$7.12	$121.85	$183.70	$60.59	$14.60
Investment in portfolio shares, at cost	$3,177,354	$658,967	$2,500,491	$735,857	$4,410,757

STATEMENTS OF OPERATIONS
For the period ended December 31, 2024

	SUBACCOUNTS
	PSF PGIM High Yield Bond Portfolio (Class III)	PSF PGIM Jennison Blend Portfolio (Class III)	PSF PGIM Jennison Growth Portfolio (Class III)	PSF PGIM Jennison Value Portfolio (Class III)	PSF PGIM Total Return Bond Portfolio (Class III)
	1/1/2024	1/1/2024	1/1/2024	1/1/2024	1/1/2024
	to	to	to	to	to
	12/31/2024	12/31/2024	12/31/2024	12/31/2024	12/31/2024

INVESTMENT INCOME
Dividend income	$—	$—	$—	$—	$—

EXPENSES
Charges for mortality and expense risk,
and for administration	17,776	4,004	18,778	5,049	23,737
NET INVESTMENT INCOME (LOSS)	(17,776)	(4,004)	(18,778)	(5,049)	(23,737)

NET REALIZED AND UNREALIZED GAIN (LOSS)
ON INVESTMENTS
Capital gains distributions received	—	—	—	—	—
Net realized gain (loss) on shares redeemed	61,983	10,430	274,847	35,328	35,038
Net change in unrealized appreciation (depreciation) on investments	214,976	161,116	628,166	122,910	94,358
NET GAIN (LOSS) ON INVESTMENTS	276,959	171,546	903,013	158,238	129,396

NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	$259,183	$167,542	$884,235	$153,189	$105,659

The accompanying notes are an integral part of these financial statements.
A24

FINANCIAL STATEMENTS OF
PRUCO LIFE OF NEW JERSEY FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF NET ASSETS
December 31, 2024

	SUBACCOUNTS
	PSF Small-Cap Stock Index Portfolio (Class III)	PSF Stock Index Portfolio (Class III)	MFS® Investors Trust Series (Service Class)	MFS® International Intrinsic Value Portfolio (Initial Class)	MFS® Mid Cap Growth Series (Initial Class)
ASSETS
Investment in the portfolios, at fair value	$2,885,764	$10,581,401	$479,863	$107,831	$27,467
Net Assets	$2,885,764	$10,581,401	$479,863	$107,831	$27,467

NET ASSETS, representing:
Accumulation units	$2,885,764	$10,581,401	$479,863	$107,831	$27,467
	$2,885,764	$10,581,401	$479,863	$107,831	$27,467

Units outstanding	270,999	739,916	25,203	8,627	1,935

Portfolio shares held	46,025	74,094	12,339	3,620	2,986
Portfolio net asset value per share	$62.70	$142.81	$38.89	$29.79	$9.20
Investment in portfolio shares, at cost	$2,590,443	$7,790,218	$441,270	$111,577	$29,794

STATEMENTS OF OPERATIONS
For the period ended December 31, 2024

	SUBACCOUNTS
	PSF Small-Cap Stock Index Portfolio (Class III)	PSF Stock Index Portfolio (Class III)	MFS® Investors Trust Series (Service Class)	MFS® International Intrinsic Value Portfolio (Initial Class)	MFS® Mid Cap Growth Series (Initial Class)
	1/1/2024	1/1/2024	1/1/2024	1/1/2024	1/1/2024
	to	to	to	to	to
	12/31/2024	12/31/2024	12/31/2024	12/31/2024	12/31/2024

INVESTMENT INCOME
Dividend income	$—	$—	$1,970	$1,348	$—

EXPENSES
Charges for mortality and expense risk,
and for administration	13,557	53,896	2,080	375	102
NET INVESTMENT INCOME (LOSS)	(13,557)	(53,896)	(110)	973	(102)

NET REALIZED AND UNREALIZED GAIN (LOSS)
ON INVESTMENTS
Capital gains distributions received	—	—	30,737	4,346	1,714
Net realized gain (loss) on shares redeemed	14,622	436,677	3,552	(197)	(133)
Net change in unrealized appreciation (depreciation) on investments	171,996	1,695,407	29,651	(1,477)	1,749
NET GAIN (LOSS) ON INVESTMENTS	186,618	2,132,084	63,940	2,672	3,330

NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	$173,061	$2,078,188	$63,830	$3,645	$3,228

The accompanying notes are an integral part of these financial statements.
A25

FINANCIAL STATEMENTS OF
PRUCO LIFE OF NEW JERSEY FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF NET ASSETS
December 31, 2024

	SUBACCOUNTS
	Western Asset Core Plus VIT Portfolio (Class I)	ClearBridge Variable Small Cap Growth Portfolio (Class I)	Fidelity® VIP International Capital Appreciation Portfolio (Initial Class)	Fidelity® VIP Mid Cap Portfolio (Initial Class)	Fidelity® VIP Emerging Markets Portfolio (Initial Class)
ASSETS
Investment in the portfolios, at fair value	$21,000	$69,487	$44,513	$89,860	$113,974
Net Assets	$21,000	$69,487	$44,513	$89,860	$113,974

NET ASSETS, representing:
Accumulation units	$21,000	$69,487	$44,513	$89,860	$113,974
	$21,000	$69,487	$44,513	$89,860	$113,974

Units outstanding	2,328	5,712	3,351	5,461	9,268

Portfolio shares held	4,646	2,509	1,955	2,392	9,928
Portfolio net asset value per share	$4.52	$27.69	$22.77	$37.56	$11.48
Investment in portfolio shares, at cost	$27,761	$76,275	$46,125	$99,617	$122,343

STATEMENTS OF OPERATIONS
For the period ended December 31, 2024

	SUBACCOUNTS
	Western Asset Core Plus VIT Portfolio (Class I)	ClearBridge Variable Small Cap Growth Portfolio (Class I)	Fidelity® VIP International Capital Appreciation Portfolio (Initial Class)	Fidelity® VIP Mid Cap Portfolio (Initial Class)	Fidelity® VIP Emerging Markets Portfolio (Initial Class)
	1/1/2024	1/1/2024	1/1/2024	1/1/2024	1/1/2024
	to	to	to	to	to
	12/31/2024	12/31/2024	12/31/2024	12/31/2024	12/31/2024

INVESTMENT INCOME
Dividend income	$1,797	$—	$342	$481	$1,589

EXPENSES
Charges for mortality and expense risk,
and for administration	88	230	178	345	415
NET INVESTMENT INCOME (LOSS)	1,709	(230)	164	136	1,174

NET REALIZED AND UNREALIZED GAIN (LOSS)
ON INVESTMENTS
Capital gains distributions received	—	2,371	—	11,051	—
Net realized gain (loss) on shares redeemed	(221)	(227)	17	(449)	(6,599)
Net change in unrealized appreciation (depreciation) on investments	(1,640)	2,081	2,894	2,001	13,875
NET GAIN (LOSS) ON INVESTMENTS	(1,861)	4,225	2,911	12,603	7,276

NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	$(152)	$3,995	$3,075	$12,739	$8,450

The accompanying notes are an integral part of these financial statements.
A26

FINANCIAL STATEMENTS OF
PRUCO LIFE OF NEW JERSEY FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF NET ASSETS
December 31, 2024

	SUBACCOUNTS
	Dimensional VA U.S. Targeted Value Portfolio	BlackRock Large Cap Focus Growth V.I. Fund (Class I)	American Funds IS® U.S. Government Securities Fund® (Class 1)	American Funds IS® The Bond Fund of America® (Class 1)	Vanguard VIF International Portfolio
ASSETS
Investment in the portfolios, at fair value	$84,861	$374,492	$399,631	$220,209	$327,288
Net Assets	$84,861	$374,492	$399,631	$220,209	$327,288

NET ASSETS, representing:
Accumulation units	$84,861	$374,492	$399,631	$220,209	$327,288
	$84,861	$374,492	$399,631	$220,209	$327,288

Units outstanding	4,679	19,813	41,281	22,762	25,846

Portfolio shares held	3,760	16,135	41,672	23,755	12,785
Portfolio net asset value per share	$22.57	$23.21	$9.59	$9.27	$25.60
Investment in portfolio shares, at cost	$85,223	$360,316	$431,878	$224,813	$387,014

STATEMENTS OF OPERATIONS
For the period ended December 31, 2024

	SUBACCOUNTS
	Dimensional VA U.S. Targeted Value Portfolio	BlackRock Large Cap Focus Growth V.I. Fund (Class I)	American Funds IS® U.S. Government Securities Fund® (Class 1)	American Funds IS® The Bond Fund of America® (Class 1)	Vanguard VIF International Portfolio
	1/1/2024	1/1/2024	1/1/2024	1/1/2024	1/1/2024
	to	to	to	to	to
	12/31/2024	12/31/2024	12/31/2024	12/31/2024	12/31/2024

INVESTMENT INCOME
Dividend income	$1,171	$—	$17,223	$9,800	$3,452

EXPENSES
Charges for mortality and expense risk,
and for administration	553	1,430	3,174	1,789	2,497
NET INVESTMENT INCOME (LOSS)	618	(1,430)	14,049	8,011	955

NET REALIZED AND UNREALIZED GAIN (LOSS)
ON INVESTMENTS
Capital gains distributions received	5,703	28,802	—	—	9,139
Net realized gain (loss) on shares redeemed	205	10	(1,516)	2,719	(15,287)
Net change in unrealized appreciation (depreciation) on investments	(845)	66,742	(9,117)	(6,611)	32,076
NET GAIN (LOSS) ON INVESTMENTS	5,063	95,554	(10,633)	(3,892)	25,928

NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	$5,681	$94,124	$3,416	$4,119	$26,883

The accompanying notes are an integral part of these financial statements.
A27

FINANCIAL STATEMENTS OF
PRUCO LIFE OF NEW JERSEY FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF NET ASSETS
December 31, 2024

	SUBACCOUNTS
	Vanguard VIF Diversified Value Portfolio	Vanguard VIF Total International Stock Market Index Portfolio	Vanguard VIF Mid-Cap Index Portfolio	Vanguard VIF Equity Index Portfolio	MFS® Total Return Bond Series (Initial Class)
ASSETS
Investment in the portfolios, at fair value	$322,175	$314,959	$131,086	$5,312	$31,198
Net Assets	$322,175	$314,959	$131,086	$5,312	$31,198

NET ASSETS, representing:
Accumulation units	$322,175	$314,959	$131,086	$5,312	$31,198
	$322,175	$314,959	$131,086	$5,312	$31,198

Units outstanding	19,010	26,060	8,842	292	3,216

Portfolio shares held	19,350	14,731	4,884	74	2,713
Portfolio net asset value per share	$16.65	$21.38	$26.84	$72.14	$11.50
Investment in portfolio shares, at cost	$301,549	$312,661	$135,120	$4,102	$34,215

STATEMENTS OF OPERATIONS
For the period ended December 31, 2024

	SUBACCOUNTS
	Vanguard VIF Diversified Value Portfolio	Vanguard VIF Total International Stock Market Index Portfolio	Vanguard VIF Mid-Cap Index Portfolio	Vanguard VIF Equity Index Portfolio	MFS® Total Return Bond Series (Initial Class)
	1/1/2024	1/1/2024	1/1/2024	1/1/2024	1/1/2024
	to	to	to	to	to
	12/31/2024	12/31/2024	12/31/2024	12/31/2024	12/31/2024

INVESTMENT INCOME
Dividend income	$3,780	$5,413	$1,765	$62	$1,339

EXPENSES
Charges for mortality and expense risk,
and for administration	2,164	1,977	961	37	89
NET INVESTMENT INCOME (LOSS)	1,616	3,436	804	25	1,250

NET REALIZED AND UNREALIZED GAIN (LOSS)
ON INVESTMENTS
Capital gains distributions received	13,662	919	1,471	179	—
Net realized gain (loss) on shares redeemed	2,247	335	(282)	6	(102)
Net change in unrealized appreciation (depreciation) on investments	18,687	(328)	14,886	815	(813)
NET GAIN (LOSS) ON INVESTMENTS	34,596	926	16,075	1,000	(915)

NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	$36,212	$4,362	$16,879	$1,025	$335

The accompanying notes are an integral part of these financial statements.
A28

FINANCIAL STATEMENTS OF
PRUCO LIFE OF NEW JERSEY FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF NET ASSETS
December 31, 2024

	SUBACCOUNTS
	Fidelity® VIP Investment Grade Bond Portfolio (Initial Class)	MFS® New Discovery Series (Initial Class)	ClearBridge Variable Dividend Strategy Portfolio (Class I)	MFS® Utilities Series (Initial Class)	Vanguard VIF Real Estate Index Portfolio
ASSETS
Investment in the portfolios, at fair value	$128,232	$83,314	$163,608	$26,249	$63,319
Net Assets	$128,232	$83,314	$163,608	$26,249	$63,319

NET ASSETS, representing:
Accumulation units	$128,232	$83,314	$163,608	$26,249	$63,319
	$128,232	$83,314	$163,608	$26,249	$63,319

Units outstanding	13,111	6,962	10,112	2,159	6,120

Portfolio shares held	11,679	6,033	7,717	767	5,393
Portfolio net asset value per share	$10.98	$13.81	$21.20	$34.22	$11.74
Investment in portfolio shares, at cost	$145,849	$108,931	$182,711	$24,714	$63,345

STATEMENTS OF OPERATIONS
For the period ended December 31, 2024

	SUBACCOUNTS
	Fidelity® VIP Investment Grade Bond Portfolio (Initial Class)	MFS® New Discovery Series (Initial Class)	ClearBridge Variable Dividend Strategy Portfolio (Class I)	MFS® Utilities Series (Initial Class)	Vanguard VIF Real Estate Index Portfolio
	1/1/2024	1/1/2024	1/1/2024	1/1/2024	1/1/2024
	to	to	to	to	to
	12/31/2024	12/31/2024	12/31/2024	12/31/2024	12/31/2024

INVESTMENT INCOME
Dividend income	$4,375	$—	$2,063	$503	$1,890

EXPENSES
Charges for mortality and expense risk,
and for administration	477	312	637	103	463
NET INVESTMENT INCOME (LOSS)	3,898	(312)	1,426	400	1,427

NET REALIZED AND UNREALIZED GAIN (LOSS)
ON INVESTMENTS
Capital gains distributions received	—	—	16,990	620	1,594
Net realized gain (loss) on shares redeemed	(1,228)	(2,442)	(221)	407	53
Net change in unrealized appreciation (depreciation) on investments	(980)	7,336	5,727	1,958	(717)
NET GAIN (LOSS) ON INVESTMENTS	(2,208)	4,894	22,496	2,985	930

NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	$1,690	$4,582	$23,922	$3,385	$2,357

The accompanying notes are an integral part of these financial statements.
A29

FINANCIAL STATEMENTS OF
PRUCO LIFE OF NEW JERSEY FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF NET ASSETS
December 31, 2024

	SUBACCOUNTS
	Vanguard VIF Total Bond Market Index Portfolio	Vanguard VIF Equity Income Portfolio	Vanguard VIF High Yield Bond Portfolio	Vanguard VIF Short-Term Investment Grade Portfolio	PSF Natural Resources Portfolio (Class I)
ASSETS
Investment in the portfolios, at fair value	$30,587	$179,332	$67,817	$168,408	$28,535
Net Assets	$30,587	$179,332	$67,817	$168,408	$28,535

NET ASSETS, representing:
Accumulation units	$30,587	$179,332	$67,817	$168,408	$28,535
	$30,587	$179,332	$67,817	$168,408	$28,535

Units outstanding	3,330	11,773	6,042	16,054	1,535

Portfolio shares held	2,924	7,156	9,164	16,162	640
Portfolio net asset value per share	$10.46	$25.06	$7.40	$10.42	$44.56
Investment in portfolio shares, at cost	$32,888	$185,043	$67,912	$163,522	$29,464

STATEMENTS OF OPERATIONS
For the period ended December 31, 2024

	SUBACCOUNTS
	Vanguard VIF Total Bond Market Index Portfolio	Vanguard VIF Equity Income Portfolio	Vanguard VIF High Yield Bond Portfolio	Vanguard VIF Short-Term Investment Grade Portfolio	PSF Natural Resources Portfolio (Class I)
	1/1/2024	1/1/2024	1/1/2024	1/1/2024	1/1/2024
	to	to	to	to	to
	12/31/2024	12/31/2024	12/31/2024	12/31/2024	12/31/2024

INVESTMENT INCOME
Dividend income	$847	$4,371	$3,296	$4,383	$—

EXPENSES
Charges for mortality and expense risk,
and for administration	251	1,365	444	1,179	108
NET INVESTMENT INCOME (LOSS)	596	3,006	2,852	3,204	(108)

NET REALIZED AND UNREALIZED GAIN (LOSS)
ON INVESTMENTS
Capital gains distributions received	—	9,214	—	—	—
Net realized gain (loss) on shares redeemed	(20)	(200)	(9)	177	1,612
Net change in unrealized appreciation (depreciation) on investments	(451)	9,108	492	2,966	(1,091)
NET GAIN (LOSS) ON INVESTMENTS	(471)	18,122	483	3,143	521

NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	$125	$21,128	$3,335	$6,347	$413

The accompanying notes are an integral part of these financial statements.
A30

FINANCIAL STATEMENTS OF
PRUCO LIFE OF NEW JERSEY FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF NET ASSETS
December 31, 2024

	SUBACCOUNTS
	Vanguard VIF Total Stock Market Index Portfolio	Vanguard VIF Balanced Portfolio	Vanguard VIF Growth Portfolio	Dimensional VA International Value Portfolio	Fidelity® VIP Floating Rate High Income Portfolio (Initial Class)
ASSETS
Investment in the portfolios, at fair value	$143,946	$5,559	$230,872	$215,787	$60,166
Net Assets	$143,946	$5,559	$230,872	$215,787	$60,166

NET ASSETS, representing:
Accumulation units	$143,946	$5,559	$230,872	$215,787	$60,166
	$143,946	$5,559	$230,872	$215,787	$60,166

Units outstanding	8,156	398	12,449	15,160	4,703

Portfolio shares held	2,563	224	6,863	15,809	6,065
Portfolio net asset value per share	$56.16	$24.77	$33.64	$13.65	$9.92
Investment in portfolio shares, at cost	$122,012	$5,088	$199,953	$220,204	$61,240

STATEMENTS OF OPERATIONS
For the period ended December 31, 2024

	SUBACCOUNTS
	Vanguard VIF Total Stock Market Index Portfolio	Vanguard VIF Balanced Portfolio	Vanguard VIF Growth Portfolio	Dimensional VA International Value Portfolio	Fidelity® VIP Floating Rate High Income Portfolio (Initial Class)
	1/1/2024	1/1/2024	1/1/2024	1/1/2024	1/1/2024
	to	to	to	to	to
	12/31/2024	12/31/2024	12/31/2024	12/31/2024	12/31/2024

INVESTMENT INCOME
Dividend income	$1,627	$119	$528	$8,682	$3,767

EXPENSES
Charges for mortality and expense risk,
and for administration	1,001	40	1,659	1,470	158
NET INVESTMENT INCOME (LOSS)	626	79	(1,131)	7,212	3,609

NET REALIZED AND UNREALIZED GAIN (LOSS)
ON INVESTMENTS
Capital gains distributions received	8,917	258	—	4,481	—
Net realized gain (loss) on shares redeemed	94	2	356	2,934	518
Net change in unrealized appreciation (depreciation) on investments	17,072	340	53,998	(6,548)	(1,292)
NET GAIN (LOSS) ON INVESTMENTS	26,083	600	54,354	867	(774)

NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	$26,709	$679	$53,223	$8,079	$2,835

The accompanying notes are an integral part of these financial statements.
A31

FINANCIAL STATEMENTS OF
PRUCO LIFE OF NEW JERSEY FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF NET ASSETS
December 31, 2024

	SUBACCOUNTS
	American Funds IS® Washington Mutual Investors Fund (Class 1)	American Funds IS® Growth Fund (Class 1)	American Funds IS® Growth-Income Fund (Class 1)	Fidelity® VIP Technology Portfolio (Initial Class)	MFS® Value Series (Service Class)
ASSETS
Investment in the portfolios, at fair value	$18,790	$306,182	$108,201	$21,316	$490,226
Net Assets	$18,790	$306,182	$108,201	$21,316	$490,226

NET ASSETS, representing:
Accumulation units	$18,790	$306,182	$108,201	$21,316	$490,226
	$18,790	$306,182	$108,201	$21,316	$490,226

Units outstanding	1,093	14,455	6,159	819	28,957

Portfolio shares held	1,114	2,402	1,555	510	23,333
Portfolio net asset value per share	$16.86	$127.47	$69.59	$41.79	$21.01
Investment in portfolio shares, at cost	$15,506	$226,984	$92,167	$14,186	$508,812

STATEMENTS OF OPERATIONS
For the period ended December 31, 2024

	SUBACCOUNTS
	American Funds IS® Washington Mutual Investors Fund (Class 1)	American Funds IS® Growth Fund (Class 1)	American Funds IS® Growth-Income Fund (Class 1)	Fidelity® VIP Technology Portfolio (Initial Class)	MFS® Value Series (Service Class)
	1/1/2024	1/1/2024	1/1/2024	1/1/2024	1/1/2024
	to	to	to	to	to
	12/31/2024	12/31/2024	12/31/2024	12/31/2024	12/31/2024

INVESTMENT INCOME
Dividend income	$478	$1,627	$1,221	$—	$2,804

EXPENSES
Charges for mortality and expense risk,
and for administration	311	2,129	600	70	2,615
NET INVESTMENT INCOME (LOSS)	167	(502)	621	(70)	189

NET REALIZED AND UNREALIZED GAIN (LOSS)
ON INVESTMENTS
Capital gains distributions received	444	6,549	2,377	570	14,897
Net realized gain (loss) on shares redeemed	8,826	9,892	501	163	2,898
Net change in unrealized appreciation (depreciation) on investments	(1,170)	57,819	11,682	4,137	(19,519)
NET GAIN (LOSS) ON INVESTMENTS	8,100	74,260	14,560	4,870	(1,724)

NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	$8,267	$73,758	$15,181	$4,800	$(1,535)

The accompanying notes are an integral part of these financial statements.
A32

FINANCIAL STATEMENTS OF
PRUCO LIFE OF NEW JERSEY FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF NET ASSETS
December 31, 2024

	SUBACCOUNTS
	PSF PGIM Government Money Market Portfolio (Class III)	MFS® Value Series (Initial Class)	American Funds IS® Ultra-Short Bond Fund (Class 1)	BlackRock Advantage Large Cap Core V.I. Fund (Class I)	BlackRock Basic Value V.I. Fund (Class I)
ASSETS
Investment in the portfolios, at fair value	$12,141,596	$46,063	$129,635	$155,533	$234,153
Net Assets	$12,141,596	$46,063	$129,635	$155,533	$234,153

NET ASSETS, representing:
Accumulation units	$12,141,596	$46,063	$129,635	$155,533	$234,153
	$12,141,596	$46,063	$129,635	$155,533	$234,153

Units outstanding	1,145,237	3,236	12,056	8,555	15,334

Portfolio shares held	1,214,160	2,130	11,462	6,756	18,081
Portfolio net asset value per share	$10.00	$21.63	$11.31	$23.02	$12.95
Investment in portfolio shares, at cost	$12,141,596	$43,184	$132,104	$150,318	$235,558

STATEMENTS OF OPERATIONS
For the period ended December 31, 2024

	SUBACCOUNTS
	PSF PGIM Government Money Market Portfolio (Class III)	MFS® Value Series (Initial Class)	American Funds IS® Ultra-Short Bond Fund (Class 1)	BlackRock Advantage Large Cap Core V.I. Fund (Class I)	BlackRock Basic Value V.I. Fund (Class I)
	1/1/2024	1/1/2024	1/1/2024	1/1/2024	1/1/2024
	to	to	to	to	to
	12/31/2024	12/31/2024	12/31/2024	12/31/2024	12/31/2024

INVESTMENT INCOME
Dividend income	$490,173	$745	$6,821	$1,096	$4,799

EXPENSES
Charges for mortality and expense risk,
and for administration	138,239	182	834	455	786
NET INVESTMENT INCOME (LOSS)	351,934	563	5,987	641	4,013

NET REALIZED AND UNREALIZED GAIN (LOSS)
ON INVESTMENTS
Capital gains distributions received	—	3,375	—	15,591	17,247
Net realized gain (loss) on shares redeemed	—	81	54	940	1,185
Net change in unrealized appreciation (depreciation) on investments	—	628	(1,438)	3,600	(6,286)
NET GAIN (LOSS) ON INVESTMENTS	—	4,084	(1,384)	20,131	12,146

NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	$351,934	$4,647	$4,603	$20,772	$16,159

The accompanying notes are an integral part of these financial statements.
A33

FINANCIAL STATEMENTS OF
PRUCO LIFE OF NEW JERSEY FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF NET ASSETS
December 31, 2024

	SUBACCOUNTS
	Dimensional VA International Small Portfolio	Dimensional VA U.S. Large Value Portfolio	Fidelity® VIP Strategic Income Portfolio (Initial Class)	ClearBridge Variable Appreciation Portfolio (Class I)	MFS® Technology Portfolio (Initial Class)
ASSETS
Investment in the portfolios, at fair value	$56,795	$27,786	$—	$—	$103,601
Net Assets	$56,795	$27,786	$—	$—	$103,601

NET ASSETS, representing:
Accumulation units	$56,795	$27,786	$—	$—	$103,601
	$56,795	$27,786	$—	$—	$103,601

Units outstanding	4,651	1,891	—	—	5,114

Portfolio shares held	4,900	854	—	—	2,513
Portfolio net asset value per share	$11.59	$32.55	$10.72	$63.91	$41.22
Investment in portfolio shares, at cost	$57,471	$26,559	$—	$—	$73,028

STATEMENTS OF OPERATIONS
For the period ended December 31, 2024

	SUBACCOUNTS
	Dimensional VA International Small Portfolio	Dimensional VA U.S. Large Value Portfolio	Fidelity® VIP Strategic Income Portfolio (Initial Class)	ClearBridge Variable Appreciation Portfolio (Class I)	MFS® Technology Portfolio (Initial Class)
	1/1/2024	1/1/2024	1/1/2024	1/1/2024	1/1/2024
	to	to	to	to	to
	12/31/2024	12/31/2024	12/31/2024	12/31/2024	12/31/2024

INVESTMENT INCOME
Dividend income	$1,982	$566	$25	$23	$—

EXPENSES
Charges for mortality and expense risk,
and for administration	437	206	169	111	411
NET INVESTMENT INCOME (LOSS)	1,545	360	(144)	(88)	(411)

NET REALIZED AND UNREALIZED GAIN (LOSS)
ON INVESTMENTS
Capital gains distributions received	1,550	2,852	—	409	1,077
Net realized gain (loss) on shares redeemed	411	85	3,465	7,324	5,787
Net change in unrealized appreciation (depreciation) on investments	(1,675)	(165)	(46)	(916)	23,078
NET GAIN (LOSS) ON INVESTMENTS	286	2,772	3,419	6,817	29,942

NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	$1,831	$3,132	$3,275	$6,729	$29,531

The accompanying notes are an integral part of these financial statements.
A34

FINANCIAL STATEMENTS OF
PRUCO LIFE OF NEW JERSEY FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF NET ASSETS
December 31, 2024

	SUBACCOUNTS
	BlackRock Equity Dividend V.I. Fund (Class I)	Fidelity® VIP Financials Portfolio (Initial Class)	Fidelity® VIP Health Care Portfolio (Initial Class)	AST Bond Portfolio 2034	Fidelity® VIP Contrafund℠ Portfolio (Initial Class)
ASSETS
Investment in the portfolios, at fair value	$31,874	$30,446	$21,079	$284,369	$158,898
Net Assets	$31,874	$30,446	$21,079	$284,369	$158,898

NET ASSETS, representing:
Accumulation units	$31,874	$30,446	$21,079	$284,369	$158,898
	$31,874	$30,446	$21,079	$284,369	$158,898

Units outstanding	2,180	1,667	1,708	29,416	7,914

Portfolio shares held	3,018	1,613	585	28,127	2,742
Portfolio net asset value per share	$10.56	$18.87	$36.03	$10.11	$57.94
Investment in portfolio shares, at cost	$32,156	$22,898	$20,887	$293,443	$153,969

STATEMENTS OF OPERATIONS
For the period ended December 31, 2024

	SUBACCOUNTS
	BlackRock Equity Dividend V.I. Fund (Class I)	Fidelity® VIP Financials Portfolio (Initial Class)	Fidelity® VIP Health Care Portfolio (Initial Class)	AST Bond Portfolio 2034	Fidelity® VIP Contrafund℠ Portfolio (Initial Class)
	1/1/2024	1/1/2024	1/1/2024	1/1/2024***	1/1/2024***
	to	to	to	to	to
	12/31/2024	12/31/2024	12/31/2024	12/31/2024	12/31/2024

INVESTMENT INCOME
Dividend income	$831	$488	$—	$—	$242

EXPENSES
Charges for mortality and expense risk,
and for administration	137	123	71	4,360	424
NET INVESTMENT INCOME (LOSS)	694	365	(71)	(4,360)	(182)

NET REALIZED AND UNREALIZED GAIN (LOSS)
ON INVESTMENTS
Capital gains distributions received	2,420	1,079	—	—	18,022
Net realized gain (loss) on shares redeemed	701	2,144	36	(7,249)	1,316
Net change in unrealized appreciation (depreciation) on investments	(713)	5,528	31	(9,075)	4,929
NET GAIN (LOSS) ON INVESTMENTS	2,408	8,751	67	(16,324)	24,267

NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	$3,102	$9,116	$(4)	$(20,684)	$24,085

***Subaccount became available for investment prior to 2024 but had no activity until 2024.

The accompanying notes are an integral part of these financial statements.
A35

FINANCIAL STATEMENTS OF
PRUCO LIFE OF NEW JERSEY FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF NET ASSETS
December 31, 2024

	SUBACCOUNTS
	Fidelity® VIP Growth Opportunities Portfolio (Initial Class)	Fidelity® VIP Growth Portfolio (Initial Class)	Fidelity® VIP High Income Portfolio (Initial Class)	ClearBridge Variable Mid Cap Portfolio (Class I)	Vanguard VIF Capital Growth Portfolio
ASSETS
Investment in the portfolios, at fair value	$3,597	$250,705	$108,792	$38,429	$71,076
Net Assets	$3,597	$250,705	$108,792	$38,429	$71,076

NET ASSETS, representing:
Accumulation units	$3,597	$250,705	$108,792	$38,429	$71,076
	$3,597	$250,705	$108,792	$38,429	$71,076

Units outstanding	171	11,606	9,747	2,930	4,314

Portfolio shares held	43	2,586	23,049	1,573	1,395
Portfolio net asset value per share	$83.00	$96.94	$4.72	$24.43	$50.94
Investment in portfolio shares, at cost	$3,130	$277,206	$107,545	$36,349	$71,322

STATEMENTS OF OPERATIONS
For the period ended December 31, 2024

	SUBACCOUNTS
	Fidelity® VIP Growth Opportunities Portfolio (Initial Class)	Fidelity® VIP Growth Portfolio (Initial Class)	Fidelity® VIP High Income Portfolio (Initial Class)	ClearBridge Variable Mid Cap Portfolio (Class I)	Vanguard VIF Capital Growth Portfolio
	1/1/2024***	1/1/2024***	1/1/2024***	1/1/2024***	1/1/2024***
	to	to	to	to	to
	12/31/2024	12/31/2024	12/31/2024	12/31/2024	12/31/2024

INVESTMENT INCOME
Dividend income	$—	$2	$6,446	$231	$—

EXPENSES
Charges for mortality and expense risk,
and for administration	7	603	287	99	295
NET INVESTMENT INCOME (LOSS)	(7)	(601)	6,159	132	(295)

NET REALIZED AND UNREALIZED GAIN (LOSS)
ON INVESTMENTS
Capital gains distributions received	—	49,518	—	866	—
Net realized gain (loss) on shares redeemed	(2)	300	55	134	12
Net change in unrealized appreciation (depreciation) on investments	467	(26,502)	1,246	2,080	(246)
NET GAIN (LOSS) ON INVESTMENTS	465	23,316	1,301	3,080	(234)

NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	$458	$22,715	$7,460	$3,212	$(529)

***Subaccount became available for investment prior to 2024 but had no activity until 2024.
The accompanying notes are an integral part of these financial statements.
A36

FINANCIAL STATEMENTS OF
PRUCO LIFE OF NEW JERSEY FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF NET ASSETS
December 31, 2024

SUBACCOUNT
AST Bond Portfolio 2035
ASSETS
Investment in the portfolios, at fair value	$—
Net Assets	$—

NET ASSETS, representing:
Accumulation units	$—
$—

Units outstanding	—

Portfolio shares held	—
Portfolio net asset value per share	$9.77
Investment in portfolio shares, at cost	$—

STATEMENTS OF OPERATIONS
For the period ended December 31, 2024

SUBACCOUNT
AST Bond Portfolio 2035
1/2/2024*
to
12/31/2024

INVESTMENT INCOME
Dividend income	$—

EXPENSES
Charges for mortality and expense risk,
and for administration	13
NET INVESTMENT INCOME (LOSS)	(13)

NET REALIZED AND UNREALIZED GAIN (LOSS)
ON INVESTMENTS
Capital gains distributions received	—
Net realized gain (loss) on shares redeemed	(348)
Net change in unrealized appreciation (depreciation) on investments	—
NET GAIN (LOSS) ON INVESTMENTS	(348)

NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	$(361)

*Date subaccount became available for investment.
The accompanying notes are an integral part of these financial statements.
A37

FINANCIAL STATEMENTS OF
PRUCO LIFE OF NEW JERSEY FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2024

	SUBACCOUNTS
	PSF PGIM Government Money Market Portfolio (Class I)	PSF PGIM Total Return Bond Portfolio (Class I)	PSF PGIM Jennison Blend Portfolio (Class I)	PSF PGIM Jennison Value Portfolio (Class I)	PSF PGIM High Yield Bond Portfolio (Class I)
	1/1/2024	1/1/2024	1/1/2024	1/1/2024	1/1/2024
	to	to	to	to	to
	12/31/2024	12/31/2024	12/31/2024	12/31/2024	12/31/2024

OPERATIONS
Net investment income (loss)	$142,716	$(99,782)	$(271,090)	$(226,668)	$(100,300)
Capital gains distributions received	—	—	—	—	—
Net realized gain (loss) on shares redeemed	—	283,891	2,408,836	1,768,079	440,440
Net change in unrealized appreciation (depreciation) on investments	—	(52,016)	2,012,008	1,134,236	129,774
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	142,716	132,093	4,149,754	2,675,647	469,914

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	187,793	301,029	22,899	24,977	4,392
Annuity payments	(8,735)	(50,765)	(337,228)	(102,886)	(151,290)
Surrenders, withdrawals and death benefits	(866,029)	(1,060,869)	(2,797,646)	(2,170,408)	(1,471,225)
Net transfers between other subaccounts
or fixed rate option	472,995	270,743	(107,800)	(17,344)	141,596
Miscellaneous transactions	1,033	4,660	9,383	4,650	2,639
Other charges	(2,887)	(1,341)	(5,568)	(12,989)	(6,689)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	(215,830)	(536,543)	(3,215,960)	(2,274,000)	(1,480,577)

TOTAL INCREASE (DECREASE) IN NET ASSETS	(73,114)	(404,450)	933,794	401,647	(1,010,663)

NET ASSETS
Beginning of period	4,154,896	7,564,459	17,995,154	14,759,370	7,508,895
End of period	$4,081,782	$7,160,009	$18,928,948	$15,161,017	$6,498,232

Beginning units	3,421,809	2,701,927	2,734,066	2,823,533	1,362,056
Units issued	947,445	231,003	26,118	61,690	130,745
Units redeemed	(1,113,424)	(504,553)	(453,454)	(466,114)	(380,618)
Ending units	3,255,830	2,428,377	2,306,730	2,419,109	1,112,183
The accompanying notes are an integral part of these financial statements.
A38

FINANCIAL STATEMENTS OF
PRUCO LIFE OF NEW JERSEY FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2024

	SUBACCOUNTS
	PSF Stock Index Portfolio (Class I)	PSF Global Portfolio (Class I)	PSF PGIM Jennison Growth Portfolio (Class I)	PSF Small-Cap Stock Index Portfolio (Class I)	T. Rowe Price International Stock Portfolio
	1/1/2024	1/1/2024	1/1/2024	1/1/2024	1/1/2024
	to	to	to	to	to
	12/31/2024	12/31/2024	12/31/2024	12/31/2024	12/31/2024

OPERATIONS
Net investment income (loss)	$(447,719)	$(50,273)	$(351,533)	$(147,993)	$(5,439)
Capital gains distributions received	—	—	—	—	22,551
Net realized gain (loss) on shares redeemed	4,113,659	403,433	3,067,524	729,478	18,016
Net change in unrealized appreciation (depreciation) on investments	5,357,167	92,745	3,485,458	277,044	(12,053)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	9,023,107	445,905	6,201,449	858,529	23,075

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	72,722	20,611	4,853	39,761	—
Annuity payments	(256,301)	(38,372)	(286,193)	(78,960)	—
Surrenders, withdrawals and death benefits	(4,824,641)	(484,073)	(2,648,057)	(1,878,634)	(203,083)
Net transfers between other subaccounts
or fixed rate option	(1,068,515)	(28,017)	(362,917)	61,442	9,154
Miscellaneous transactions	(464)	320	2,241	1,117	(42)
Other charges	(95,242)	(2,525)	(11,316)	(30,383)	(113)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	(6,172,441)	(532,056)	(3,301,389)	(1,885,657)	(194,084)

TOTAL INCREASE (DECREASE) IN NET ASSETS	2,850,666	(86,151)	2,900,060	(1,027,128)	(171,009)

NET ASSETS
Beginning of period	40,878,117	3,402,513	22,598,781	12,924,940	1,056,673
End of period	$43,728,783	$3,316,362	$25,498,841	$11,897,812	$885,664

Beginning units	4,079,940	781,940	2,428,546	1,198,193	458,025
Units issued	87,382	11,769	7,921	30,650	9,064
Units redeemed	(636,129)	(119,266)	(335,878)	(200,299)	(90,052)
Ending units	3,531,193	674,443	2,100,589	1,028,544	377,037
The accompanying notes are an integral part of these financial statements.
A39

FINANCIAL STATEMENTS OF
PRUCO LIFE OF NEW JERSEY FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2024

	SUBACCOUNTS
	T. Rowe Price Equity Income Portfolio (Equity Income Portfolio Class)	Invesco V.I. Core Equity Fund (Series I)	Janus Henderson VIT Research Portfolio (Institutional Shares)	Janus Henderson VIT Overseas Portfolio (Institutional Shares)	MFS® Research Series (Initial Class)
	1/1/2024	1/1/2024	1/1/2024	1/1/2024	1/1/2024
	to	to	to	to	to
	12/31/2024	12/31/2024	12/31/2024	12/31/2024	12/31/2024

OPERATIONS
Net investment income (loss)	$20,202	$(44,570)	$(64,170)	$(2,112)	$(10,638)
Capital gains distributions received	310,251	516,041	134,667	—	77,927
Net realized gain (loss) on shares redeemed	143,126	124,579	423,331	149,615	37,481
Net change in unrealized appreciation (depreciation) on investments	3,856	726,566	850,455	18,817	105,042
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	477,435	1,322,616	1,344,283	166,320	209,812

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	—	1,440	270	7,736	—
Annuity payments	(214,697)	(48,245)	(323,351)	(89,914)	—
Surrenders, withdrawals and death benefits	(576,299)	(651,125)	(584,489)	(400,958)	(106,704)
Net transfers between other subaccounts
or fixed rate option	18,434	(45,124)	(63,131)	88,183	(2,305)
Miscellaneous transactions	(308)	(120)	1,599	216	264
Other charges	(539)	(734)	(597)	(632)	(181)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	(773,409)	(743,908)	(969,699)	(395,369)	(108,926)

TOTAL INCREASE (DECREASE) IN NET ASSETS	(295,974)	578,708	374,584	(229,049)	100,886

NET ASSETS
Beginning of period	5,023,547	5,865,437	4,405,338	3,568,257	1,264,726
End of period	$4,727,573	$6,444,145	$4,779,922	$3,339,208	$1,365,612

Beginning units	880,394	1,249,058	683,576	756,927	212,159
Units issued	1,913	2,325	3,582	23,890	1,784
Units redeemed	(130,108)	(142,986)	(131,182)	(106,665)	(18,514)
Ending units	752,199	1,108,397	555,976	674,152	195,429
The accompanying notes are an integral part of these financial statements.
A40

FINANCIAL STATEMENTS OF
PRUCO LIFE OF NEW JERSEY FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2024

	SUBACCOUNTS
	MFS® Growth Series (Initial Class)	LVIP American Century Value Fund (Standard Class II)	Franklin Small-Mid Cap Growth VIP Fund (Class 2)	Davis Equity Portfolio	AB VPS Large Cap Growth Portfolio (Class B)
	1/1/2024	1/1/2024	1/1/2024	1/1/2024	1/1/2024
	to	to	to	to	to
	12/31/2024	12/31/2024	12/31/2024	12/31/2024	12/31/2024

OPERATIONS
Net investment income (loss)	$(100,374)	$20,630	$(24,256)	$(3,215)	$(7,178)
Capital gains distributions received	555,230	86,820	—	145,700	22,468
Net realized gain (loss) on shares redeemed	364,251	128,657	(59,429)	(38,516)	30,878
Net change in unrealized appreciation (depreciation) on investments	1,025,529	(116,555)	241,050	20,432	58,579
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	1,844,636	119,552	157,365	124,401	104,747

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	23,792	—	900	—	—
Annuity payments	(68,040)	(71,508)	(45,134)	(16,353)	(22,171)
Surrenders, withdrawals and death benefits	(706,147)	(352,144)	(300,756)	(192,699)	(68,489)
Net transfers between other subaccounts
or fixed rate option	(139,290)	11,314	5,214	(9,694)	32,623
Miscellaneous transactions	909	(137)	(48)	(206)	—
Other charges	(973)	(229)	(247)	(183)	(43)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	(889,749)	(412,704)	(340,071)	(219,135)	(58,080)

TOTAL INCREASE (DECREASE) IN NET ASSETS	954,887	(293,152)	(182,706)	(94,734)	46,667

NET ASSETS
Beginning of period	6,456,530	1,654,978	1,787,755	814,983	473,303
End of period	$7,411,417	$1,361,826	$1,605,049	$720,249	$519,970

Beginning units	839,396	288,860	333,332	263,297	151,267
Units issued	3,308	2,178	6,395	228	9,728
Units redeemed	(98,406)	(70,789)	(65,669)	(63,685)	(26,125)
Ending units	744,298	220,249	274,058	199,840	134,870

The accompanying notes are an integral part of these financial statements.
A41

FINANCIAL STATEMENTS OF
PRUCO LIFE OF NEW JERSEY FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2024

	SUBACCOUNTS
	Janus Henderson VIT Research Portfolio (Service Shares)	PSF Mid-Cap Growth Portfolio (Class I)	AST Cohen & Steers Realty Portfolio	AST J.P. Morgan Conservative Multi-Asset Portfolio	AST High Yield Portfolio
	1/1/2024	1/1/2024	1/1/2024	1/1/2024	1/1/2024
	to	to	to	to	to
	12/31/2024	12/31/2024	12/31/2024	12/31/2024	12/31/2024

OPERATIONS
Net investment income (loss)	$(10,182)	$(82,615)	$(316,267)	$(4,637,625)	$(248,035)
Capital gains distributions received	19,768	—	—	—	—
Net realized gain (loss) on shares redeemed	49,979	817,655	1,353,927	7,968,797	820,720
Net change in unrealized appreciation (depreciation) on investments	123,675	(93,452)	562,519	11,101,434	847,940
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	183,240	641,588	1,600,179	14,432,606	1,420,625

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	—	13,624	119,964	54,472	59,618
Annuity payments	—	(57,725)	(126,509)	(190,603)	(83,513)
Surrenders, withdrawals and death benefits	(72,011)	(1,006,274)	(2,938,063)	(38,318,359)	(2,740,706)
Net transfers between other subaccounts
or fixed rate option	(19,748)	8,592	(1,272,353)	2,038,253	196,316
Miscellaneous transactions	(56)	162	(1,008)	5,205	(35)
Other charges	(1,151)	(11,319)	(236,544)	(4,121,411)	(166,872)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	(92,966)	(1,052,940)	(4,454,513)	(40,532,443)	(2,735,192)

TOTAL INCREASE (DECREASE) IN NET ASSETS	90,274	(411,352)	(2,854,334)	(26,099,837)	(1,314,567)

NET ASSETS
Beginning of period	571,873	5,493,464	28,587,062	328,877,212	23,206,947
End of period	$662,147	$5,082,112	$25,732,728	$302,777,375	$21,892,380

Beginning units	139,463	890,456	1,198,219	21,617,683	1,483,891
Units issued	6,357	15,705	154,943	2,343,469	126,161
Units redeemed	(24,316)	(193,444)	(310,280)	(4,916,533)	(290,045)
Ending units	121,504	712,717	1,042,882	19,044,619	1,320,007

The accompanying notes are an integral part of these financial statements.
A42

FINANCIAL STATEMENTS OF
PRUCO LIFE OF NEW JERSEY FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2024

	SUBACCOUNTS
	AST Small-Cap Value Portfolio	AST Mid-Cap Growth Portfolio	AST Large-Cap Value Portfolio	AST Mid-Cap Value Portfolio	AST T. Rowe Price Natural Resources Portfolio
	1/1/2024	1/1/2024	1/1/2024	1/1/2024	1/1/2024
	to	to	to	to	to
	12/13/2024**	12/13/2024**	12/31/2024	12/13/2024**	12/31/2024

OPERATIONS
Net investment income (loss)	$(421,389)	$(587,432)	$(1,453,268)	$(400,479)	$(213,601)
Capital gains distributions received	—	—	—	—	—
Net realized gain (loss) on shares redeemed	10,028,739	19,939,918	4,906,975	14,207,855	908,891
Net change in unrealized appreciation (depreciation) on investments	(5,129,186)	(11,384,959)	5,846,926	(9,005,233)	(213,490)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	4,478,164	7,967,527	9,300,633	4,802,143	481,800

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	694,015	712,607	1,160,910	725,227	5,724
Annuity payments	(16,294)	(113,455)	(53,755)	(856)	(77,358)
Surrenders, withdrawals and death benefits	(3,603,902)	(4,399,120)	(13,601,003)	(3,729,120)	(1,704,928)
Net transfers between other subaccounts
or fixed rate option	(37,626,433)	(53,581,317)	31,549,000	(35,485,970)	277,800
Miscellaneous transactions	(16,600)	(17,074)	(19,302)	(21,222)	204
Other charges	(307,974)	(424,508)	(1,034,478)	(287,816)	(158,564)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	(40,877,188)	(57,822,867)	18,001,372	(38,799,757)	(1,657,122)

TOTAL INCREASE (DECREASE) IN NET ASSETS	(36,399,024)	(49,855,340)	27,302,005	(33,997,614)	(1,175,322)

NET ASSETS
Beginning of period	36,399,024	49,855,340	121,605,561	33,997,614	14,424,378
End of period	$—	$—	$148,907,566	$—	$13,249,056

Beginning units	1,466,945	1,808,452	4,435,515	1,292,901	1,127,509
Units issued	162,055	146,721	1,282,541	125,774	321,919
Units redeemed	(1,629,000)	(1,955,173)	(778,866)	(1,418,675)	(436,444)
Ending units	—	—	4,939,190	—	1,012,984

**Date subaccount was no longer available for investment.
The accompanying notes are an integral part of these financial statements.
A43

FINANCIAL STATEMENTS OF
PRUCO LIFE OF NEW JERSEY FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2024

	SUBACCOUNTS
	AST T. Rowe Price Asset Allocation Portfolio	AST MFS Global Equity Portfolio	AST Capital Growth Asset Allocation Portfolio	AST Academic Strategies Asset Allocation Portfolio	AST Balanced Asset Allocation Portfolio
	1/1/2024	1/1/2024	1/1/2024	1/1/2024	1/1/2024
	to	to	to	to	to
	12/6/2024**	12/31/2024	12/31/2024	12/31/2024	12/31/2024

OPERATIONS
Net investment income (loss)	$(15,586,930)	$(315,279)	$(11,391,401)	$(2,431,974)	$(13,790,593)
Capital gains distributions received	—	—	—	—	—
Net realized gain (loss) on shares redeemed	442,910,727	1,558,859	45,774,235	7,303,752	42,263,916
Net change in unrealized appreciation (depreciation) on investments	(279,677,110)	(154,986)	56,572,674	4,043,091	18,494,873
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	147,646,687	1,088,594	90,955,508	8,914,869	46,968,196

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	507,940	132,714	436,575	33,772	935,772
Annuity payments	(1,495,850)	(125,482)	(658,363)	(164,027)	(672,125)
Surrenders, withdrawals and death benefits	(129,507,168)	(2,991,731)	(82,459,261)	(16,706,117)	(110,232,818)
Net transfers between other subaccounts
or fixed rate option	(1,176,358,988)	285,973	11,381,715	(229,114)	1,173,380,485
Miscellaneous transactions	(4,904)	(7)	(21,348)	1,725	22,692
Other charges	(12,871,405)	(226,448)	(8,637,678)	(1,530,820)	(10,915,761)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	(1,319,730,375)	(2,924,981)	(79,958,360)	(18,594,581)	1,052,518,245

TOTAL INCREASE (DECREASE) IN NET ASSETS	(1,172,083,688)	(1,836,387)	10,997,148	(9,679,712)	1,099,486,441

NET ASSETS
Beginning of period	1,172,083,688	26,335,644	742,208,851	156,174,581	868,054,113
End of period	$—	$24,499,257	$753,205,999	$146,494,869	$1,967,540,554

Beginning units	56,019,305	1,033,220	32,732,851	10,655,404	43,543,404
Units issued	1,477,082	81,286	2,173,081	1,285,134	53,503,720
Units redeemed	(57,496,387)	(186,791)	(5,327,978)	(2,515,728)	(7,709,742)
Ending units	—	927,715	29,577,954	9,424,810	89,337,382

**Date subaccount was no longer available for investment.
The accompanying notes are an integral part of these financial statements.
A44

FINANCIAL STATEMENTS OF
PRUCO LIFE OF NEW JERSEY FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2024

	SUBACCOUNTS
	AST Preservation Asset Allocation Portfolio	AST Prudential Growth Allocation Portfolio	AST Advanced Strategies Portfolio	AST Large-Cap Growth Portfolio	AST Government Money Market Portfolio
	1/1/2024	1/1/2024	1/1/2024	1/1/2024	1/1/2024
	to	to	to	to	to
	12/31/2024	12/31/2024	12/31/2024	12/31/2024	12/31/2024

OPERATIONS
Net investment income (loss)	$(3,987,694)	$(14,239,253)	$(6,727,709)	$(2,524,005)	$1,715,167
Capital gains distributions received	—	—	—	—	—
Net realized gain (loss) on shares redeemed	11,911,229	47,592,116	28,289,251	20,823,128	—
Net change in unrealized appreciation (depreciation) on investments	8,886,716	78,962,892	21,285,114	34,070,273	—
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	16,810,251	112,315,755	42,846,656	52,369,396	1,715,167

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	120,627	381,928	53,619	2,462,931	1,477,082
Annuity payments	(190,628)	(1,825,352)	(497,395)	(96,605)	—
Surrenders, withdrawals and death benefits	(32,294,262)	(108,399,363)	(60,619,721)	(25,439,154)	(102,532,310)
Net transfers between other subaccounts
or fixed rate option	5,475,885	12,706,567	1,462,072	36,772,813	88,963,959
Miscellaneous transactions	(95)	(13,569)	4,828	(16,224)	5,832
Other charges	(3,329,032)	(12,336,698)	(5,566,172)	(1,739,616)	(261,189)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	(30,217,505)	(109,486,487)	(65,162,769)	11,944,145	(12,346,626)

TOTAL INCREASE (DECREASE) IN NET ASSETS	(13,407,254)	2,829,268	(22,316,113)	64,313,541	(10,631,459)

NET ASSETS
Beginning of period	282,856,632	973,870,733	472,003,862	200,814,313	58,570,485
End of period	$269,449,378	$976,700,001	$449,687,749	$265,127,854	$47,939,026

Beginning units	18,153,545	48,868,766	22,751,440	4,992,666	6,079,201
Units issued	2,538,390	3,992,086	689,379	1,047,939	5,326,299
Units redeemed	(4,412,898)	(8,988,529)	(3,602,232)	(959,542)	(6,675,907)
Ending units	16,279,037	43,872,323	19,838,587	5,081,063	4,729,593

The accompanying notes are an integral part of these financial statements.
A45

FINANCIAL STATEMENTS OF
PRUCO LIFE OF NEW JERSEY FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2024

	SUBACCOUNTS
	AST Small-Cap Equity Portfolio	AST International Equity Portfolio	AST Investment Grade Bond Portfolio	AST Core Fixed Income Portfolio	AST Emerging Markets Equity Portfolio
	1/1/2024	1/1/2024	1/1/2024	1/1/2024	1/1/2024
	to	to	to	to	to
	12/31/2024	12/31/2024	12/31/2024	12/31/2024	12/31/2024

OPERATIONS
Net investment income (loss)	$(509,401)	$(628,652)	$(7,167,285)	$(3,258,156)	$(248,153)
Capital gains distributions received	—	—	—	—	—
Net realized gain (loss) on shares redeemed	2,635,066	1,959,062	33,789,440	(685,542)	505,187
Net change in unrealized appreciation (depreciation) on investments	1,184,192	872,595	(20,508,041)	4,397,285	358,310
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	3,309,857	2,203,005	6,114,114	453,587	615,344

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	1,140,027	728,795	—	533,620	531,431
Annuity payments	(72,848)	(92,512)	(260,237)	(253,485)	(4,821)
Surrenders, withdrawals and death benefits	(4,223,188)	(4,965,803)	(43,366,210)	(31,795,732)	(1,672,939)
Net transfers between other subaccounts
or fixed rate option	33,960,910	137,292	(134,530,390)	20,682,794	407,620
Miscellaneous transactions	(29,426)	(10,255)	(11,681)	3,696	(5,884)
Other charges	(358,034)	(460,245)	(7,802,665)	(2,467,987)	(203,004)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	30,417,441	(4,662,728)	(185,971,183)	(13,297,094)	(947,597)

TOTAL INCREASE (DECREASE) IN NET ASSETS	33,727,298	(2,459,723)	(179,857,069)	(12,843,507)	(332,253)

NET ASSETS
Beginning of period	40,274,060	52,524,253	626,248,484	263,894,246	18,914,613
End of period	$74,001,358	$50,064,530	$446,391,415	$251,050,739	$18,582,360

Beginning units	1,382,631	2,747,401	46,385,370	21,791,577	2,022,100
Units issued	1,138,839	278,960	34,056,913	2,944,137	452,058
Units redeemed	(341,462)	(511,859)	(48,660,280)	(4,017,787)	(555,310)
Ending units	2,180,008	2,514,502	31,782,003	20,717,927	1,918,848

The accompanying notes are an integral part of these financial statements.
A46

FINANCIAL STATEMENTS OF
PRUCO LIFE OF NEW JERSEY FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2024

	SUBACCOUNTS
	AST J.P. Morgan Moderate Multi-Asset Portfolio	ProFund VP Consumer Discretionary	ProFund VP Consumer Staples	ProFund VP Financials	ProFund VP Health Care
	1/1/2024	1/1/2024	1/1/2024	1/1/2024	1/1/2024
	to	to	to	to	to
	12/31/2024	12/31/2024	12/31/2024	12/31/2024	12/31/2024

OPERATIONS
Net investment income (loss)	$(2,505,965)	$(7,991)	$13	$(3,781)	$(5,129)
Capital gains distributions received	—	52,845	22,567	28,677	16,166
Net realized gain (loss) on shares redeemed	8,445,114	7,284	(5,280)	21,869	1,519
Net change in unrealized appreciation (depreciation) on investments	7,917,392	67,531	(12,042)	25,558	(15,526)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	13,856,541	119,669	5,258	72,323	(2,970)

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	90,264	—	—	—	—
Annuity payments	(17,395)	—	—	—	—
Surrenders, withdrawals and death benefits	(19,531,576)	(21,144)	(6,125)	(5,358)	(10,736)
Net transfers between other subaccounts
or fixed rate option	1,789,780	(36,794)	6,643	(39,654)	35,149
Miscellaneous transactions	(759)	25	—	—	—
Other charges	(2,173,451)	(4,858)	(813)	(3,193)	(3,523)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	(19,843,137)	(62,771)	(295)	(48,205)	20,890

TOTAL INCREASE (DECREASE) IN NET ASSETS	(5,986,596)	56,898	4,963	24,118	17,920

NET ASSETS
Beginning of period	173,134,143	503,200	64,222	294,903	329,298
End of period	$167,147,547	$560,098	$69,185	$319,021	$347,218

Beginning units	9,238,289	13,589	2,658	17,667	8,974
Units issued	544,319	1,154	1,211	1,266	1,523
Units redeemed	(1,527,599)	(2,388)	(1,235)	(3,836)	(974)
Ending units	8,255,009	12,355	2,634	15,097	9,523

The accompanying notes are an integral part of these financial statements.
A47

FINANCIAL STATEMENTS OF
PRUCO LIFE OF NEW JERSEY FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2024

	SUBACCOUNTS
	ProFund VP Industrials	ProFund VP Mid-Cap Growth	ProFund VP Mid-Cap Value	ProFund VP Real Estate	ProFund VP Small-Cap Growth
	1/1/2024	1/1/2024	1/1/2024	1/1/2024	1/1/2024
	to	to	to	to	to
	12/31/2024	12/31/2024	12/31/2024	12/31/2024	12/31/2024

OPERATIONS
Net investment income (loss)	$(5,202)	$(1,578)	$(2,770)	$(98)	$(1,150)
Capital gains distributions received	50,763	4,083	9,449	4,938	3,454
Net realized gain (loss) on shares redeemed	10,870	3,190	6,227	(3,561)	(218)
Net change in unrealized appreciation (depreciation) on investments	(6,148)	5,985	5,135	2,809	2,349
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	50,283	11,680	18,041	4,088	4,435

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	—	—	—	—	—
Annuity payments	—	—	—	—	—
Surrenders, withdrawals and death benefits	(21,453)	(16,019)	(23,524)	(390)	(6,774)
Net transfers between other subaccounts
or fixed rate option	(4,725)	4,446	(7,132)	(10,313)	(779)
Miscellaneous transactions	—	—	—	—	—
Other charges	(3,518)	(1,100)	(2,010)	(1,634)	(608)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	(29,696)	(12,673)	(32,666)	(12,337)	(8,161)

TOTAL INCREASE (DECREASE) IN NET ASSETS	20,587	(993)	(14,625)	(8,249)	(3,726)

NET ASSETS
Beginning of period	371,325	95,085	225,157	161,632	77,936
End of period	$391,912	$94,092	$210,532	$153,383	$74,210

Beginning units	14,149	3,669	9,142	10,530	2,831
Units issued	1,427	1,061	873	1,639	362
Units redeemed	(2,447)	(1,503)	(2,126)	(2,373)	(659)
Ending units	13,129	3,227	7,889	9,796	2,534
The accompanying notes are an integral part of these financial statements.
A48

FINANCIAL STATEMENTS OF
PRUCO LIFE OF NEW JERSEY FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2024

	SUBACCOUNTS
	ProFund VP Small-Cap Value	ProFund VP Communication Services	ProFund VP Utilities	ProFund VP Large-Cap Growth	ProFund VP Large-Cap Value
	1/1/2024	1/1/2024	1/1/2024	1/1/2024	1/1/2024
	to	to	to	to	to
	12/31/2024	12/31/2024	12/31/2024	12/31/2024	12/31/2024

OPERATIONS
Net investment income (loss)	$(1,979)	$(335)	$153	$(1,256)	$(2,535)
Capital gains distributions received	1,039	—	—	565	26,327
Net realized gain (loss) on shares redeemed	3,410	3,459	2,827	6,992	3,416
Net change in unrealized appreciation (depreciation) on investments	5,368	3,081	34,786	24,754	(9,662)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	7,838	6,205	37,766	31,055	17,546

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	—	—	—	—	—
Annuity payments	—	—	—	—	—
Surrenders, withdrawals and death benefits	(21,186)	(4,863)	(11,020)	(195,996)	(7,001)
Net transfers between other subaccounts
or fixed rate option	(10,774)	(3,744)	(7,215)	(11,345)	10,600
Miscellaneous transactions	—	—	—	—	—
Other charges	(1,565)	(292)	(2,279)	(957)	(2,159)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	(33,525)	(8,899)	(20,514)	(208,298)	1,440

TOTAL INCREASE (DECREASE) IN NET ASSETS	(25,687)	(2,694)	17,252	(177,243)	18,986

NET ASSETS
Beginning of period	187,069	23,107	191,166	211,761	206,963
End of period	$161,382	$20,413	$208,418	$34,518	$225,949

Beginning units	7,809	1,600	10,858	6,028	9,426
Units issued	945	125	2,277	739	1,746
Units redeemed	(2,304)	(643)	(3,226)	(6,017)	(1,732)
Ending units	6,450	1,082	9,909	750	9,440

The accompanying notes are an integral part of these financial statements.
A49

FINANCIAL STATEMENTS OF
PRUCO LIFE OF NEW JERSEY FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2024

	SUBACCOUNTS
	Allspring VT International Equity Fund (Class 1)	Allspring VT Discovery All Cap Growth Fund (Class 1)	AST Quantitative Modeling Portfolio	Allspring VT Opportunity Fund (Class 1)	AST Bond Portfolio 2023
	1/1/2024	1/1/2024	1/1/2024	1/1/2024	1/1/2024
	to	to	to	to	to
	4/30/2024**	12/31/2024	12/31/2024	12/31/2024	1/2/2024**

OPERATIONS
Net investment income (loss)	$217	$(3,600)	$(448,275)	$(957)	$—
Capital gains distributions received	—	9,339	—	6,886	—
Net realized gain (loss) on shares redeemed	(5,303)	8,893	5,062,448	4,136	—
Net change in unrealized appreciation (depreciation) on investments	5,125	22,570	4,392,206	(1,701)	—
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	39	37,202	9,006,379	8,364	—

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	—	—	2,570,406	—	—
Annuity payments	—	—	—	—	—
Surrenders, withdrawals and death benefits	(1,513)	(142,435)	(11,837,360)	(23,815)	—
Net transfers between other subaccounts
or fixed rate option	(13,124)	—	(647,108)	—	719
Miscellaneous transactions	(1)	—	(5,728)	—	(698)
Other charges	—	—	(303,603)	(12)	(21)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	(14,638)	(142,435)	(10,223,393)	(23,827)	—

TOTAL INCREASE (DECREASE) IN NET ASSETS	(14,599)	(105,233)	(1,217,014)	(15,463)	—

NET ASSETS
Beginning of period	14,599	275,859	70,544,792	75,440	—
End of period	$—	$170,626	$69,327,778	$59,977	$—

Beginning units	773	39,700	4,274,298	2,079	—
Units issued	—	—	260,353	—	112
Units redeemed	(773)	(18,984)	(683,680)	(625)	(112)
Ending units	—	20,716	3,850,971	1,454	—

**Date subaccount was no longer available for investment.

The accompanying notes are an integral part of these financial statements.
A50

FINANCIAL STATEMENTS OF
PRUCO LIFE OF NEW JERSEY FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2024

	SUBACCOUNTS
	AST Bond Portfolio 2024	AST ClearBridge Dividend Growth Portfolio	AST Multi-Sector Fixed Income Portfolio	AST Large-Cap Core Portfolio	AST Bond Portfolio 2025
	1/1/2024	1/1/2024	1/1/2024	1/1/2024	1/1/2024
	to	to	to	to	to
	12/31/2024**	12/31/2024	12/31/2024	12/31/2024	12/31/2024

OPERATIONS
Net investment income (loss)	$(43,000)	$(232,359)	$(27,869,629)	$(405,668)	$(51,997)
Capital gains distributions received	—	—	—	—	—
Net realized gain (loss) on shares redeemed	322,174	1,446,013	29,034,574	1,619,760	49,904
Net change in unrealized appreciation (depreciation) on investments	(211,271)	1,580,910	(25,515,112)	6,150,806	91,666
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	67,903	2,794,564	(24,350,167)	7,364,898	89,573

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	—	661,620	—	656,649	—
Annuity payments	—	(34,903)	(1,016,943)	(845)	—
Surrenders, withdrawals and death benefits	(289,004)	(2,165,741)	(167,602,940)	(3,237,731)	(209,854)
Net transfers between other subaccounts
or fixed rate option	(5,938,195)	448,019	—	1,456,158	2,966,307
Miscellaneous transactions	(18)	(8,319)	14,830	(9,663)	—
Other charges	(1,864)	(155,829)	(232,112)	(286,238)	(167)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	(6,229,081)	(1,255,153)	(168,837,165)	(1,421,670)	2,756,286

TOTAL INCREASE (DECREASE) IN NET ASSETS	(6,161,178)	1,539,411	(193,187,332)	5,943,228	2,845,859

NET ASSETS
Beginning of period	6,161,178	18,455,415	1,542,791,927	32,697,646	402,110
End of period	$—	$19,994,826	$1,349,604,595	$38,640,874	$3,247,969

Beginning units	631,737	765,987	141,327,394	1,267,173	36,317
Units issued	49,273	138,388	563,776	214,205	431,794
Units redeemed	(681,010)	(184,688)	(16,139,085)	(251,039)	(188,023)
Ending units	—	719,687	125,752,085	1,230,339	280,088

**Date subaccount was no longer available for investment.

The accompanying notes are an integral part of these financial statements.
A51

FINANCIAL STATEMENTS OF
PRUCO LIFE OF NEW JERSEY FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2024

	SUBACCOUNTS
	AST J.P. Morgan Aggressive Multi-Asset Portfolio	AST Bond Portfolio 2026	AST Global Bond Portfolio	BlackRock Global Allocation V.I. Fund (Class III)	AST Bond Portfolio 2027
	1/1/2024	1/1/2024	1/1/2024	1/1/2024	1/1/2024
	to	to	to	to	to
	12/31/2024	12/31/2024	12/31/2024	12/31/2024	12/31/2024

OPERATIONS
Net investment income (loss)	$(3,749,127)	$(13,266)	$(183,227)	$63,407	$(29,174)
Capital gains distributions received	—	—	—	565,218	—
Net realized gain (loss) on shares redeemed	12,980,189	4,507	(49,114)	(53,849)	(7,434)
Net change in unrealized appreciation (depreciation) on investments	15,081,456	21,237	568,938	(7,175)	55,894
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	24,312,518	12,478	336,597	567,601	19,286

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	11,685	—	341,091	448,514	—
Annuity payments	(44,929)	—	—	—	—
Surrenders, withdrawals and death benefits	(22,665,005)	—	(2,668,343)	(1,193,483)	(192,336)
Net transfers between other subaccounts
or fixed rate option	20,612,752	24,858	1,296,985	322,881	(46,750)
Miscellaneous transactions	1,958	—	(35)	(1,631)	(26)
Other charges	(3,732,281)	(174)	(142,357)	(34,463)	(474)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	(5,815,820)	24,684	(1,172,659)	(458,182)	(239,586)

TOTAL INCREASE (DECREASE) IN NET ASSETS	18,496,698	37,162	(836,062)	109,419	(220,300)

NET ASSETS
Beginning of period	233,243,703	622,036	19,202,646	7,089,550	1,539,779
End of period	$251,740,401	$659,198	$18,366,584	$7,198,969	$1,319,479

Beginning units	13,371,969	65,106	2,002,961	503,284	163,305
Units issued	3,555,864	22,477	387,855	62,921	7,097
Units redeemed	(3,905,858)	(20,134)	(498,614)	(88,003)	(32,545)
Ending units	13,021,975	67,449	1,892,202	478,202	137,857

The accompanying notes are an integral part of these financial statements.
A52

FINANCIAL STATEMENTS OF
PRUCO LIFE OF NEW JERSEY FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2024

	SUBACCOUNTS
	NVIT Emerging Markets Fund (Class D)	AST Bond Portfolio 2028	AST Bond Portfolio 2029	AST Bond Portfolio 2030	AST Bond Portfolio 2031
	1/1/2024	1/1/2024	1/1/2024	1/1/2024	1/1/2024
	to	to	to	to	to
	12/31/2024	12/31/2024	12/31/2024	12/31/2024	12/31/2024

OPERATIONS
Net investment income (loss)	$(723)	$(108,916)	$(11)	$(53,896)	$(207,724)
Capital gains distributions received	—	—	—	—	—
Net realized gain (loss) on shares redeemed	(900)	(26,277)	185	(38,283)	(319,624)
Net change in unrealized appreciation (depreciation) on investments	10,659	161,627	(246)	60,841	328,653
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	9,036	26,434	(72)	(31,338)	(198,695)

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	112	—	—	—	—
Annuity payments	(6,521)	—	—	—	—
Surrenders, withdrawals and death benefits	(16,418)	(203,400)	(139)	(265,961)	(1,946,989)
Net transfers between other subaccounts
or fixed rate option	6,665	(804)	(4,616)	6,549	763,549
Miscellaneous transactions	9	26	(1)	3,451	52
Other charges	(761)	(968)	—	(853)	(3,347)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	(16,914)	(205,146)	(4,756)	(256,814)	(1,186,735)

TOTAL INCREASE (DECREASE) IN NET ASSETS	(7,878)	(178,712)	(4,828)	(288,152)	(1,385,430)

NET ASSETS
Beginning of period	224,434	5,373,021	4,828	2,866,584	11,062,677
End of period	$216,556	$5,194,309	$—	$2,578,432	$9,677,247

Beginning units	22,381	558,361	497	288,347	1,298,557
Units issued	2,461	191	—	13,613	141,506
Units redeemed	(4,114)	(21,500)	(497)	(39,995)	(284,326)
Ending units	20,728	537,052	—	261,965	1,155,737

The accompanying notes are an integral part of these financial statements.
A53

FINANCIAL STATEMENTS OF
PRUCO LIFE OF NEW JERSEY FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2024

	SUBACCOUNTS
	MFS® International Growth Portfolio (Service Class)	MFS® Massachusetts Investors Growth Stock Portfolio (Service Class)	MFS® Technology Portfolio (Service Class)	MFS® Mid Cap Growth Series (Service Class)	MFS® New Discovery Series (Service Class)
	1/1/2024	1/1/2024	1/1/2024	1/1/2024	1/1/2024
	to	to	to	to	to
	12/31/2024	12/31/2024	12/31/2024	12/31/2024	12/31/2024

OPERATIONS
Net investment income (loss)	$3,371	$(2,772)	$(35,981)	$(6,481)	$(1,661)
Capital gains distributions received	4,269	57,157	70,854	90,120	—
Net realized gain (loss) on shares redeemed	22,225	14,992	247,385	(35,155)	(34,586)
Net change in unrealized appreciation (depreciation) on investments	55,089	10,255	1,669,912	100,254	53,998
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	84,954	79,632	1,952,170	148,738	17,751

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	232,912	182,196	634,390	96,784	16,049
Annuity payments	—	—	—	—	—
Surrenders, withdrawals and death benefits	(54,742)	(33,287)	(700,268)	(99,560)	(5,226)
Net transfers between other subaccounts
or fixed rate option	41,541	(3,745)	(200,397)	20,462	(40,129)
Miscellaneous transactions	(155)	(227)	(1,309)	26	—
Other charges	(5,374)	(2,995)	(30,613)	(6,004)	(1,617)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	214,182	141,942	(298,197)	11,708	(30,923)

TOTAL INCREASE (DECREASE) IN NET ASSETS	299,136	221,574	1,653,973	160,446	(13,172)

NET ASSETS
Beginning of period	1,012,601	436,504	5,511,011	1,134,292	335,065
End of period	$1,311,737	$658,078	$7,164,984	$1,294,738	$321,893

Beginning units	72,191	26,191	342,516	79,466	25,021
Units issued	29,322	16,575	52,819	15,765	1,666
Units redeemed	(14,650)	(8,515)	(67,177)	(15,554)	(3,986)
Ending units	86,863	34,251	328,158	79,677	22,701

The accompanying notes are an integral part of these financial statements.
A54

FINANCIAL STATEMENTS OF
PRUCO LIFE OF NEW JERSEY FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2024

	SUBACCOUNTS
	MFS® Research Series (Service Class)	MFS® Total Return Bond Series (Service Class)	MFS® Total Return Series (Service Class)	MFS® Utilities Series (Service Class)	American Funds IS® Asset Allocation Fund (Class 4)
	1/1/2024	1/1/2024	1/1/2024	1/1/2024	1/1/2024
	to	to	to	to	to
	12/31/2024	12/31/2024	12/31/2024	12/31/2024	12/31/2024

OPERATIONS
Net investment income (loss)	$(228)	$171,351	$36,031	$52,198	$69,901
Capital gains distributions received	11,041	—	103,740	98,090	207,463
Net realized gain (loss) on shares redeemed	1,138	(56,712)	(4,960)	(22,468)	8,365
Net change in unrealized appreciation (depreciation) on investments	16,369	(28,906)	(5,330)	219,624	393,085
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	28,320	85,733	129,481	347,444	678,814

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	14,762	540,760	252,097	274,844	408,048
Annuity payments	—	—	—	—	—
Surrenders, withdrawals and death benefits	(8,902)	(246,153)	(76,818)	(379,462)	(216,394)
Net transfers between other subaccounts
or fixed rate option	32,197	(254,096)	166,853	(13,297)	3,639
Miscellaneous transactions	129	231	26	136	333
Other charges	(737)	(24,558)	(9,065)	(16,131)	(24,084)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	37,449	16,184	333,093	(133,910)	171,542

TOTAL INCREASE (DECREASE) IN NET ASSETS	65,769	101,917	462,574	213,534	850,356

NET ASSETS
Beginning of period	139,475	5,094,920	1,763,725	3,214,126	4,290,269
End of period	$205,244	$5,196,837	$2,226,299	$3,427,660	$5,140,625

Beginning units	8,690	530,951	132,107	240,555	354,805
Units issued	2,762	103,190	47,099	30,518	41,809
Units redeemed	(617)	(101,522)	(22,735)	(39,467)	(28,284)
Ending units	10,835	532,619	156,471	231,606	368,330

The accompanying notes are an integral part of these financial statements.
A55

FINANCIAL STATEMENTS OF
PRUCO LIFE OF NEW JERSEY FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2024

	SUBACCOUNTS
	American Funds IS® Washington Mutual Investors Fund (Class 4)	American Funds IS® The Bond Fund of America® (Class 4)	American Funds IS® Capital World Growth and Income Fund® (Class 4)	American Funds IS® Global Small Capitalization Fund (Class 4)	American Funds IS® Growth Fund (Class 4)
	1/1/2024	1/1/2024	1/1/2024	1/1/2024	1/1/2024
	to	to	to	to	to
	12/31/2024	12/31/2024	12/31/2024	12/31/2024	12/31/2024

OPERATIONS
Net investment income (loss)	$24,315	$176,720	$11,554	$801	$(31,574)
Capital gains distributions received	21,392	—	—	8,987	181,256
Net realized gain (loss) on shares redeemed	7,375	(30,278)	10,786	(25,407)	148,354
Net change in unrealized appreciation (depreciation) on investments	375,898	(117,319)	120,415	18,018	1,786,864
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	428,980	29,123	142,755	2,399	2,084,900

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	211,216	251,161	70,776	13,844	561,324
Annuity payments	—	—	—	—	—
Surrenders, withdrawals and death benefits	(89,106)	(258,382)	(140,656)	(6,779)	(901,843)
Net transfers between other subaccounts
or fixed rate option	38,576	493,915	44,116	(51,481)	151,600
Miscellaneous transactions	851	17	(192)	—	(447)
Other charges	(13,340)	(25,920)	(5,685)	(1,129)	(38,098)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	148,197	460,791	(31,641)	(45,545)	(227,464)

TOTAL INCREASE (DECREASE) IN NET ASSETS	577,177	489,914	111,114	(43,146)	1,857,436

NET ASSETS
Beginning of period	2,320,910	4,847,096	1,108,440	285,125	6,930,380
End of period	$2,898,087	$5,337,010	$1,219,554	$241,979	$8,787,816

Beginning units	155,871	535,378	87,189	26,827	490,216
Units issued	15,858	100,110	11,134	1,706	64,867
Units redeemed	(7,063)	(48,462)	(13,467)	(6,117)	(79,132)
Ending units	164,666	587,026	84,856	22,416	475,951

The accompanying notes are an integral part of these financial statements.
A56

FINANCIAL STATEMENTS OF
PRUCO LIFE OF NEW JERSEY FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2024

	SUBACCOUNTS
	American Funds IS® Growth-Income Fund (Class 4)	American Funds IS® International Fund (Class 4)	American Funds IS® New World Fund® (Class 4)	BlackRock Advantage Large Cap Core V.I. Fund (Class III)	BlackRock Advantage Large Cap Value V.I. Fund (Class III)
	1/1/2024	1/1/2024	1/1/2024	1/1/2024	1/1/2024
	to	to	to	to	to
	12/31/2024	12/31/2024	12/31/2024	12/31/2024	12/31/2024

OPERATIONS
Net investment income (loss)	$10,416	$1,942	$5,895	$(829)	$7,370
Capital gains distributions received	119,929	—	4,207	154,052	118,863
Net realized gain (loss) on shares redeemed	33,433	(2,111)	(7,197)	19,560	3,868
Net change in unrealized appreciation (depreciation) on investments	369,153	12,770	46,545	128,201	(29,616)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	532,931	12,601	49,450	300,984	100,485

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	301,623	21,035	74,799	317,347	86,541
Annuity payments	—	—	—	—	—
Surrenders, withdrawals and death benefits	(161,337)	(47,679)	(36,866)	(96,818)	(42,998)
Net transfers between other subaccounts
or fixed rate option	114,770	(2,996)	(11,991)	10,712	106,590
Miscellaneous transactions	(70)	—	—	(25)	(254)
Other charges	(12,230)	(2,245)	(4,649)	(6,183)	(3,672)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	242,756	(31,885)	21,293	225,033	146,207

TOTAL INCREASE (DECREASE) IN NET ASSETS	775,687	(19,284)	70,743	526,017	246,692

NET ASSETS
Beginning of period	2,157,111	457,244	858,727	1,148,496	629,508
End of period	$2,932,798	$437,960	$929,470	$1,674,513	$876,200

Beginning units	152,829	43,206	77,788	81,329	43,323
Units issued	33,304	2,282	9,646	28,990	17,589
Units redeemed	(17,521)	(5,080)	(7,813)	(15,112)	(8,714)
Ending units	168,612	40,408	79,621	95,207	52,198

The accompanying notes are an integral part of these financial statements.
A57

FINANCIAL STATEMENTS OF
PRUCO LIFE OF NEW JERSEY FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2024

	SUBACCOUNTS
	BlackRock Capital Appreciation V.I. Fund (Class III)	BlackRock Equity Dividend V.I. Fund (Class III)	BlackRock Large Cap Focus Growth V.I. Fund (Class III)	Fidelity® VIP Balanced Portfolio (Service Class 2)	Fidelity® VIP Contrafund℠ Portfolio (Service Class 2)
	1/1/2024	1/1/2024	1/1/2024	1/1/2024	1/1/2024
	to	to	to	to	to
	12/31/2024	12/31/2024	12/31/2024	12/31/2024	12/31/2024

OPERATIONS
Net investment income (loss)	$(5,948)	$38,406	$(5,171)	$102,180	$(36,632)
Capital gains distributions received	397,574	164,469	92,131	259,406	846,167
Net realized gain (loss) on shares redeemed	30,396	(18,603)	31,802	66,895	233,779
Net change in unrealized appreciation (depreciation) on investments	(133,715)	4,198	145,963	701,090	835,466
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	288,307	188,470	264,725	1,129,571	1,878,780

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	192,738	91,258	491,602	1,428,106	556,915
Annuity payments	—	—	—	—	—
Surrenders, withdrawals and death benefits	(282,304)	(216,347)	(345,754)	(708,448)	(887,760)
Net transfers between other subaccounts
or fixed rate option	(73,042)	(7,279)	35,125	899,587	(195,659)
Miscellaneous transactions	(602)	(22)	(854)	(6,644)	(1,079)
Other charges	(5,113)	(9,979)	(4,135)	(38,920)	(32,635)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	(168,323)	(142,369)	175,984	1,573,681	(560,218)

TOTAL INCREASE (DECREASE) IN NET ASSETS	119,984	46,101	440,709	2,703,252	1,318,562

NET ASSETS
Beginning of period	951,703	2,217,610	768,522	7,072,982	5,943,747
End of period	$1,071,687	$2,263,711	$1,209,231	$9,776,234	$7,262,309

Beginning units	74,689	154,734	61,769	550,058	440,997
Units issued	19,690	17,264	49,714	169,352	46,740
Units redeemed	(30,266)	(27,238)	(37,197)	(58,662)	(81,784)
Ending units	64,113	144,760	74,286	660,748	405,953

The accompanying notes are an integral part of these financial statements.
A58

FINANCIAL STATEMENTS OF
PRUCO LIFE OF NEW JERSEY FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2024

	SUBACCOUNTS
	Fidelity® VIP Growth Opportunities Portfolio (Service Class 2)	Fidelity® VIP Health Care Portfolio (Service Class 2)	BlackRock Basic Value V.I. Fund (Class III)	AST Bond Portfolio 2032	PSF Global Portfolio (Class III)
	1/1/2024	1/1/2024	1/1/2024	1/1/2024	1/1/2024
	to	to	to	to	to
	12/31/2024	12/31/2024	12/31/2024	12/31/2024	12/31/2024

OPERATIONS
Net investment income (loss)	$(25,299)	$(25,658)	$12,132	$(105,628)	$(730)
Capital gains distributions received	—	—	71,436	—	—
Net realized gain (loss) on shares redeemed	78,963	8,616	7,043	(258,520)	1,368
Net change in unrealized appreciation (depreciation) on investments	1,454,128	186,172	(15,040)	200,667	12,268
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	1,507,792	169,130	75,571	(163,481)	12,906

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	182,763	300,968	88,869	—	62,049
Annuity payments	—	—	—	—	—
Surrenders, withdrawals and death benefits	(279,191)	(417,508)	(37,713)	(849,021)	(2,714)
Net transfers between other subaccounts
or fixed rate option	80,609	161,651	101,866	(376,657)	(4,739)
Miscellaneous transactions	(2)	284	37	(849)	1
Other charges	(22,023)	(21,920)	(3,785)	(2,418)	(644)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	(37,844)	23,475	149,274	(1,228,945)	53,953

TOTAL INCREASE (DECREASE) IN NET ASSETS	1,469,948	192,605	224,845	(1,392,426)	66,859

NET ASSETS
Beginning of period	3,975,649	4,151,431	718,201	6,268,697	72,178
End of period	$5,445,597	$4,344,036	$943,046	$4,876,271	$139,037

Beginning units	326,001	382,700	47,376	836,518	7,113
Units issued	42,689	51,049	16,826	35,150	5,620
Units redeemed	(44,713)	(49,595)	(7,402)	(203,489)	(727)
Ending units	323,977	384,154	56,800	668,179	12,006

The accompanying notes are an integral part of these financial statements.
A59

FINANCIAL STATEMENTS OF
PRUCO LIFE OF NEW JERSEY FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2024

	SUBACCOUNTS
	PSF Mid-Cap Growth Portfolio (Class III)	PSF Natural Resources Portfolio (Class III)	PSF PGIM 50/50 Balanced Portfolio (Class III)	PSF PGIM Flexible Managed Portfolio (Class III)	PSF PGIM Government Income Portfolio (Class III)
	1/1/2024	1/1/2024	1/1/2024	1/1/2024	1/1/2024
	to	to	to	to	to
	12/31/2024	12/31/2024	12/31/2024	12/31/2024	12/31/2024

OPERATIONS
Net investment income (loss)	$(2,532)	$(25,413)	$(10,918)	$(181,555)	$(5,811)
Capital gains distributions received	—	—	—	—	—
Net realized gain (loss) on shares redeemed	281	98,265	16,235	1,196,317	2,537
Net change in unrealized appreciation (depreciation) on investments	55,907	107,234	213,435	3,174,405	7,836
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	53,656	180,086	218,752	4,189,167	4,562

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	39,875	48,217	760,861	314,819	107,356
Annuity payments	—	—	—	—	—
Surrenders, withdrawals and death benefits	(2,253)	(678,669)	(75,309)	(5,221,627)	(89,532)
Net transfers between other subaccounts
or fixed rate option	112,636	(57,449)	78,858	(535,270)	128,875
Miscellaneous transactions	(5)	267	(4,241)	2,713	—
Other charges	(2,223)	(21,156)	(9,680)	(144,879)	(5,398)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	148,030	(708,790)	750,489	(5,584,244)	141,301

TOTAL INCREASE (DECREASE) IN NET ASSETS	201,686	(528,704)	969,241	(1,395,077)	145,863

NET ASSETS
Beginning of period	352,004	4,606,924	1,799,624	31,125,637	1,002,238
End of period	$553,690	$4,078,220	$2,768,865	$29,730,560	$1,148,101

Beginning units	38,690	341,639	172,879	2,911,249	113,429
Units issued	15,938	17,125	76,172	37,865	31,344
Units redeemed	(901)	(66,643)	(11,952)	(522,090)	(15,015)
Ending units	53,727	292,121	237,099	2,427,024	129,758

The accompanying notes are an integral part of these financial statements.
A60

FINANCIAL STATEMENTS OF
PRUCO LIFE OF NEW JERSEY FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2024

	SUBACCOUNTS
	PSF PGIM High Yield Bond Portfolio (Class III)	PSF PGIM Jennison Blend Portfolio (Class III)	PSF PGIM Jennison Growth Portfolio (Class III)	PSF PGIM Jennison Value Portfolio (Class III)	PSF PGIM Total Return Bond Portfolio (Class III)
	1/1/2024	1/1/2024	1/1/2024	1/1/2024	1/1/2024
	to	to	to	to	to
	12/31/2024	12/31/2024	12/31/2024	12/31/2024	12/31/2024

OPERATIONS
Net investment income (loss)	$(17,776)	$(4,004)	$(18,778)	$(5,049)	$(23,737)
Capital gains distributions received	—	—	—	—	—
Net realized gain (loss) on shares redeemed	61,983	10,430	274,847	35,328	35,038
Net change in unrealized appreciation (depreciation) on investments	214,976	161,116	628,166	122,910	94,358
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	259,183	167,542	884,235	153,189	105,659

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	409,557	137,193	295,139	76,607	719,217
Annuity payments	—	—	—	—	—
Surrenders, withdrawals and death benefits	(286,529)	(11,572)	(187,952)	(66,905)	(588,366)
Net transfers between other subaccounts
or fixed rate option	(54,247)	(11,320)	(325,246)	5,881	160,665
Miscellaneous transactions	37	(10)	751	(16)	525
Other charges	(15,938)	(3,456)	(16,013)	(4,525)	(20,990)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	52,880	110,835	(233,321)	11,042	271,051

TOTAL INCREASE (DECREASE) IN NET ASSETS	312,063	278,377	650,914	164,231	376,710

NET ASSETS
Beginning of period	3,242,450	604,887	2,918,598	789,089	4,109,479
End of period	$3,554,513	$883,264	$3,569,512	$953,320	$4,486,189

Beginning units	320,268	55,622	279,782	68,222	450,016
Units issued	64,177	13,271	73,361	15,519	143,848
Units redeemed	(58,344)	(4,065)	(89,514)	(15,008)	(112,732)
Ending units	326,101	64,828	263,629	68,733	481,132

The accompanying notes are an integral part of these financial statements.
A61

FINANCIAL STATEMENTS OF
PRUCO LIFE OF NEW JERSEY FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2024

	SUBACCOUNTS
	PSF Small-Cap Stock Index Portfolio (Class III)	PSF Stock Index Portfolio (Class III)	MFS® Investors Trust Series (Service Class)	MFS® International Intrinsic Value Portfolio (Initial Class)	MFS® Mid Cap Growth Series (Initial Class)
	1/1/2024	1/1/2024	1/1/2024	1/1/2024	1/1/2024
	to	to	to	to	to
	12/31/2024	12/31/2024	12/31/2024	12/31/2024	12/31/2024

OPERATIONS
Net investment income (loss)	$(13,557)	$(53,896)	$(110)	$973	$(102)
Capital gains distributions received	—	—	30,737	4,346	1,714
Net realized gain (loss) on shares redeemed	14,622	436,677	3,552	(197)	(133)
Net change in unrealized appreciation (depreciation) on investments	171,996	1,695,407	29,651	(1,477)	1,749
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	173,061	2,078,188	63,830	3,645	3,228

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	350,042	772,692	96,109	47,732	3,169
Annuity payments	—	—	—	—	—
Surrenders, withdrawals and death benefits	(176,350)	(830,162)	(27,586)	(16,369)	(698)
Net transfers between other subaccounts
or fixed rate option	243,316	(409,297)	14,352	1,787	(121)
Miscellaneous transactions	(260)	(1,105)	83	(7)	—
Other charges	(12,006)	(47,113)	(1,850)	(11)	(9)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	404,742	(514,985)	81,108	33,132	2,341

TOTAL INCREASE (DECREASE) IN NET ASSETS	577,803	1,563,203	144,938	36,777	5,569

NET ASSETS
Beginning of period	2,307,961	9,018,198	334,925	71,054	21,898
End of period	$2,885,764	$10,581,401	$479,863	$107,831	$27,467

Beginning units	233,030	779,932	20,869	6,070	1,762
Units issued	64,024	106,613	7,073	4,032	238
Units redeemed	(26,055)	(146,629)	(2,739)	(1,475)	(65)
Ending units	270,999	739,916	25,203	8,627	1,935

The accompanying notes are an integral part of these financial statements.
A62

FINANCIAL STATEMENTS OF
PRUCO LIFE OF NEW JERSEY FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2024

	SUBACCOUNTS
	Western Asset Core Plus VIT Portfolio (Class I)	ClearBridge Variable Small Cap Growth Portfolio (Class I)	Fidelity® VIP International Capital Appreciation Portfolio (Initial Class)	Fidelity® VIP Mid Cap Portfolio (Initial Class)	Fidelity® VIP Emerging Markets Portfolio (Initial Class)
	1/1/2024	1/1/2024	1/1/2024	1/1/2024	1/1/2024
	to	to	to	to	to
	12/31/2024	12/31/2024	12/31/2024	12/31/2024	12/31/2024

OPERATIONS
Net investment income (loss)	$1,709	$(230)	$164	$136	$1,174
Capital gains distributions received	—	2,371	—	11,051	—
Net realized gain (loss) on shares redeemed	(221)	(227)	17	(449)	(6,599)
Net change in unrealized appreciation (depreciation) on investments	(1,640)	2,081	2,894	2,001	13,875
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	(152)	3,995	3,075	12,739	8,450

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	—	33,560	3,622	13,890	46,179
Annuity payments	—	—	—	—	—
Surrenders, withdrawals and death benefits	(970)	(1,245)	(1,762)	(4,989)	(11,131)
Net transfers between other subaccounts
or fixed rate option	—	(303)	(10)	(3,548)	(25,415)
Miscellaneous transactions	—	—	—	—	2
Other charges	(10)	(5)	(4)	(6)	(7)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	(980)	32,007	1,846	5,347	9,628

TOTAL INCREASE (DECREASE) IN NET ASSETS	(1,132)	36,002	4,921	18,086	18,078

NET ASSETS
Beginning of period	22,132	33,485	39,592	71,774	95,896
End of period	$21,000	$69,487	$44,513	$89,860	$113,974

Beginning units	2,434	2,865	3,211	5,104	8,546
Units issued	—	3,027	269	903	4,929
Units redeemed	(106)	(180)	(129)	(546)	(4,207)
Ending units	2,328	5,712	3,351	5,461	9,268
The accompanying notes are an integral part of these financial statements.
A63

FINANCIAL STATEMENTS OF
PRUCO LIFE OF NEW JERSEY FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2024

	SUBACCOUNTS
	Dimensional VA U.S. Targeted Value Portfolio	BlackRock Large Cap Focus Growth V.I. Fund (Class I)	American Funds IS® U.S. Government Securities Fund® (Class 1)	American Funds IS® The Bond Fund of America® (Class 1)	Vanguard VIF International Portfolio
	1/1/2024	1/1/2024	1/1/2024	1/1/2024	1/1/2024
	to	to	to	to	to
	12/31/2024	12/31/2024	12/31/2024	12/31/2024	12/31/2024

OPERATIONS
Net investment income (loss)	$618	$(1,430)	$14,049	$8,011	$955
Capital gains distributions received	5,703	28,802	—	—	9,139
Net realized gain (loss) on shares redeemed	205	10	(1,516)	2,719	(15,287)
Net change in unrealized appreciation (depreciation) on investments	(845)	66,742	(9,117)	(6,611)	32,076
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	5,681	94,124	3,416	4,119	26,883

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	27,460	—	24,541	73,062	97,467
Annuity payments	—	—	—	—	—
Surrenders, withdrawals and death benefits	(2,608)	(20,114)	(59,972)	(75,202)	(61,944)
Net transfers between other subaccounts
or fixed rate option	(147)	(13,324)	23,109	13,101	(6,118)
Miscellaneous transactions	145	—	—	(59)	—
Other charges	(4)	(21)	(6)	(5)	(17)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	24,846	(33,459)	(12,328)	10,897	29,388

TOTAL INCREASE (DECREASE) IN NET ASSETS	30,527	60,665	(8,912)	15,016	56,271

NET ASSETS
Beginning of period	54,334	313,827	408,543	205,193	271,017
End of period	$84,861	$374,492	$399,631	$220,209	$327,288

Beginning units	3,215	21,780	42,297	21,363	23,153
Units issued	1,621	—	4,788	8,793	9,215
Units redeemed	(157)	(1,967)	(5,804)	(7,394)	(6,522)
Ending units	4,679	19,813	41,281	22,762	25,846

The accompanying notes are an integral part of these financial statements.
A64

FINANCIAL STATEMENTS OF
PRUCO LIFE OF NEW JERSEY FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2024

	SUBACCOUNTS
	Vanguard VIF Diversified Value Portfolio	Vanguard VIF Total International Stock Market Index Portfolio	Vanguard VIF Mid-Cap Index Portfolio	Vanguard VIF Equity Index Portfolio	MFS® Total Return Bond Series (Initial Class)
	1/1/2024	1/1/2024	1/1/2024	1/1/2024	1/1/2024
	to	to	to	to	to
	12/31/2024	12/31/2024	12/31/2024	12/31/2024	12/31/2024

OPERATIONS
Net investment income (loss)	$1,616	$3,436	$804	$25	$1,250
Capital gains distributions received	13,662	919	1,471	179	—
Net realized gain (loss) on shares redeemed	2,247	335	(282)	6	(102)
Net change in unrealized appreciation (depreciation) on investments	18,687	(328)	14,886	815	(813)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	36,212	4,362	16,879	1,025	335

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	135,391	163,896	—	—	19,804
Annuity payments	—	—	—	—	—
Surrenders, withdrawals and death benefits	(16,730)	(7,902)	(4,824)	—	(518)
Net transfers between other subaccounts
or fixed rate option	(55,963)	3,037	—	—	(20)
Miscellaneous transactions	332	664	—	—	—
Other charges	(13)	(3)	(5)	(3)	(5)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	63,017	159,692	(4,829)	(3)	19,261

TOTAL INCREASE (DECREASE) IN NET ASSETS	99,229	164,054	12,050	1,022	19,596

NET ASSETS
Beginning of period	222,946	150,905	119,036	4,290	11,602
End of period	$322,175	$314,959	$131,086	$5,312	$31,198

Beginning units	14,999	13,018	9,171	292	1,218
Units issued	8,496	13,537	—	—	2,058
Units redeemed	(4,485)	(495)	(329)	—	(60)
Ending units	19,010	26,060	8,842	292	3,216

The accompanying notes are an integral part of these financial statements.
A65

FINANCIAL STATEMENTS OF
PRUCO LIFE OF NEW JERSEY FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2024

	SUBACCOUNTS
	Fidelity® VIP Investment Grade Bond Portfolio (Initial Class)	MFS® New Discovery Series (Initial Class)	ClearBridge Variable Dividend Strategy Portfolio (Class I)	MFS® Utilities Series (Initial Class)	Vanguard VIF Real Estate Index Portfolio
	1/1/2024	1/1/2024	1/1/2024	1/1/2024	1/1/2024
	to	to	to	to	to
	12/31/2024	12/31/2024	12/31/2024	12/31/2024	12/31/2024

OPERATIONS
Net investment income (loss)	$3,898	$(312)	$1,426	$400	$1,427
Capital gains distributions received	—	—	16,990	620	1,594
Net realized gain (loss) on shares redeemed	(1,228)	(2,442)	(221)	407	53
Net change in unrealized appreciation (depreciation) on investments	(980)	7,336	5,727	1,958	(717)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	1,690	4,582	23,922	3,385	2,357

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	27,008	16,575	—	22,716	2,494
Annuity payments	—	—	—	—	—
Surrenders, withdrawals and death benefits	(6,417)	(4,656)	(6,600)	(15,069)	(361)
Net transfers between other subaccounts
or fixed rate option	3,265	15	(195)	(1,888)	(861)
Miscellaneous transactions	—	183	—	114	21
Other charges	(6)	(6)	(12)	(7)	(7)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	23,850	12,111	(6,807)	5,866	1,286

TOTAL INCREASE (DECREASE) IN NET ASSETS	25,540	16,693	17,115	9,251	3,643

NET ASSETS
Beginning of period	102,692	66,621	146,493	16,998	59,676
End of period	$128,232	$83,314	$163,608	$26,249	$63,319

Beginning units	10,637	5,918	10,537	1,557	5,997
Units issued	3,393	1,611	1	2,066	244
Units redeemed	(919)	(567)	(426)	(1,464)	(121)
Ending units	13,111	6,962	10,112	2,159	6,120

The accompanying notes are an integral part of these financial statements.
A66

FINANCIAL STATEMENTS OF
PRUCO LIFE OF NEW JERSEY FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2024

	SUBACCOUNTS
	Vanguard VIF Total Bond Market Index Portfolio	Vanguard VIF Equity Income Portfolio	Vanguard VIF High Yield Bond Portfolio	Vanguard VIF Short-Term Investment Grade Portfolio	PSF Natural Resources Portfolio (Class I)
	1/1/2024	1/1/2024	1/1/2024	1/1/2024	1/1/2024
	to	to	to	to	to
	12/31/2024	12/31/2024	12/31/2024	12/31/2024	12/31/2024

OPERATIONS
Net investment income (loss)	$596	$3,006	$2,852	$3,204	$(108)
Capital gains distributions received	—	9,214	—	—	—
Net realized gain (loss) on shares redeemed	(20)	(200)	(9)	177	1,612
Net change in unrealized appreciation (depreciation) on investments	(451)	9,108	492	2,966	(1,091)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	125	21,128	3,335	6,347	413

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	—	17,399	40,347	44,320	29,045
Annuity payments	—	—	—	—	—
Surrenders, withdrawals and death benefits	—	(1,058)	(388)	(8,476)	(47,665)
Net transfers between other subaccounts
or fixed rate option	—	134	1,504	9,720	—
Miscellaneous transactions	—	—	—	(1)	23
Other charges	(5)	(14)	(1)	—	(11)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	(5)	16,461	41,462	45,563	(18,608)

TOTAL INCREASE (DECREASE) IN NET ASSETS	120	37,589	44,797	51,910	(18,195)

NET ASSETS
Beginning of period	30,467	141,743	23,020	116,498	46,730
End of period	$30,587	$179,332	$67,817	$168,408	$28,535

Beginning units	3,330	10,624	2,171	11,563	2,617
Units issued	—	1,224	3,915	5,355	1,499
Units redeemed	—	(75)	(44)	(864)	(2,581)
Ending units	3,330	11,773	6,042	16,054	1,535

The accompanying notes are an integral part of these financial statements.
A67

FINANCIAL STATEMENTS OF
PRUCO LIFE OF NEW JERSEY FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2024

	SUBACCOUNTS
	Vanguard VIF Total Stock Market Index Portfolio	Vanguard VIF Balanced Portfolio	Vanguard VIF Growth Portfolio	Dimensional VA International Value Portfolio	Fidelity® VIP Floating Rate High Income Portfolio (Initial Class)
	1/1/2024	1/1/2024	1/1/2024	1/1/2024	1/1/2024
	to	to	to	to	to
	12/31/2024	12/31/2024	12/31/2024	12/31/2024	12/31/2024

OPERATIONS
Net investment income (loss)	$626	$79	$(1,131)	$7,212	$3,609
Capital gains distributions received	8,917	258	—	4,481	—
Net realized gain (loss) on shares redeemed	94	2	356	2,934	518
Net change in unrealized appreciation (depreciation) on investments	17,072	340	53,998	(6,548)	(1,292)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	26,709	679	53,223	8,079	2,835

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	—	—	32,941	98,720	57,935
Annuity payments	—	—	—	—	—
Surrenders, withdrawals and death benefits	—	—	(2,298)	(40,644)	(8,751)
Net transfers between other subaccounts
or fixed rate option	—	—	(1,579)	(836)	—
Miscellaneous transactions	—	—	—	(274)	(1)
Other charges	—	(2)	(16)	(8)	(6)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	—	(2)	29,048	56,958	49,177

TOTAL INCREASE (DECREASE) IN NET ASSETS	26,709	677	82,271	65,037	52,012

NET ASSETS
Beginning of period	117,237	4,882	148,601	150,750	8,154
End of period	$143,946	$5,559	$230,872	$215,787	$60,166

Beginning units	8,156	399	10,585	11,210	691
Units issued	—	—	2,102	6,963	4,723
Units redeemed	—	(1)	(238)	(3,013)	(711)
Ending units	8,156	398	12,449	15,160	4,703

The accompanying notes are an integral part of these financial statements.
A68

FINANCIAL STATEMENTS OF
PRUCO LIFE OF NEW JERSEY FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2024

	SUBACCOUNTS
	American Funds IS® Washington Mutual Investors Fund (Class 1)	American Funds IS® Growth Fund (Class 1)	American Funds IS® Growth-Income Fund (Class 1)	Fidelity® VIP Technology Portfolio (Initial Class)	MFS® Value Series (Service Class)
	1/1/2024	1/1/2024	1/1/2024	1/1/2024	1/1/2024
	to	to	to	to	to
	12/31/2024	12/31/2024	12/31/2024	12/31/2024	12/31/2024

OPERATIONS
Net investment income (loss)	$167	$(502)	$621	$(70)	$189
Capital gains distributions received	444	6,549	2,377	570	14,897
Net realized gain (loss) on shares redeemed	8,826	9,892	501	163	2,898
Net change in unrealized appreciation (depreciation) on investments	(1,170)	57,819	11,682	4,137	(19,519)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	8,267	73,758	15,181	4,800	(1,535)

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	3,492	28,572	63,903	—	267,471
Annuity payments	—	—	—	—	—
Surrenders, withdrawals and death benefits	(43,333)	(28,888)	(854)	(114)	(33,325)
Net transfers between other subaccounts
or fixed rate option	—	176	(2,588)	6,785	197,962
Miscellaneous transactions	(6)	9	—	—	(1,104)
Other charges	(6)	(10)	(14)	(11)	—
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	(39,853)	(141)	60,447	6,660	431,004

TOTAL INCREASE (DECREASE) IN NET ASSETS	(31,586)	73,617	75,628	11,460	429,469

NET ASSETS
Beginning of period	50,376	232,565	32,573	9,856	60,757
End of period	$18,790	$306,182	$108,201	$21,316	$490,226

Beginning units	3,473	14,379	2,292	511	3,944
Units issued	209	2,746	4,081	330	35,356
Units redeemed	(2,589)	(2,670)	(214)	(22)	(10,343)
Ending units	1,093	14,455	6,159	819	28,957

The accompanying notes are an integral part of these financial statements.
A69

FINANCIAL STATEMENTS OF
PRUCO LIFE OF NEW JERSEY FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2024

	SUBACCOUNTS
	PSF PGIM Government Money Market Portfolio (Class III)	MFS® Value Series (Initial Class)	American Funds IS® Ultra-Short Bond Fund (Class 1)	BlackRock Advantage Large Cap Core V.I. Fund (Class I)	BlackRock Basic Value V.I. Fund (Class I)
	1/1/2024	1/1/2024	1/1/2024	1/1/2024	1/1/2024
	to	to	to	to	to
	12/31/2024	12/31/2024	12/31/2024	12/31/2024	12/31/2024

OPERATIONS
Net investment income (loss)	$351,934	$563	$5,987	$641	$4,013
Capital gains distributions received	—	3,375	—	15,591	17,247
Net realized gain (loss) on shares redeemed	—	81	54	940	1,185
Net change in unrealized appreciation (depreciation) on investments	—	628	(1,438)	3,600	(6,286)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	351,934	4,647	4,603	20,772	16,159

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	46,609,529	—	70,535	106,722	107,392
Annuity payments	—	—	—	—	—
Surrenders, withdrawals and death benefits	(1,883,849)	(607)	(9,062)	(2,712)	(7,952)
Net transfers between other subaccounts
or fixed rate option	(37,743,100)	313	3,585	(3,802)	4,437
Miscellaneous transactions	(17,492)	—	—	7	2
Other charges	—	—	(1)	—	—
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	6,965,088	(294)	65,057	100,215	103,879

TOTAL INCREASE (DECREASE) IN NET ASSETS	7,317,022	4,353	69,660	120,987	120,038

NET ASSETS
Beginning of period	4,824,574	41,710	59,975	34,546	114,115
End of period	$12,141,596	$46,063	$129,635	$155,533	$234,153

Beginning units	470,564	3,258	5,817	2,374	8,215
Units issued	4,190,136	21	7,144	6,565	7,924
Units redeemed	(3,515,463)	(43)	(905)	(384)	(805)
Ending units	1,145,237	3,236	12,056	8,555	15,334

The accompanying notes are an integral part of these financial statements.
A70

FINANCIAL STATEMENTS OF
PRUCO LIFE OF NEW JERSEY FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2024

	SUBACCOUNTS
	Dimensional VA International Small Portfolio	Dimensional VA U.S. Large Value Portfolio	Fidelity® VIP Strategic Income Portfolio (Initial Class)	ClearBridge Variable Appreciation Portfolio (Class I)	MFS® Technology Portfolio (Initial Class)
	1/1/2024	1/1/2024	1/1/2024	1/1/2024	1/1/2024
	to	to	to	to	to
	12/31/2024	12/31/2024	12/31/2024	12/31/2024	12/31/2024

OPERATIONS
Net investment income (loss)	$1,545	$360	$(144)	$(88)	$(411)
Capital gains distributions received	1,550	2,852	—	409	1,077
Net realized gain (loss) on shares redeemed	411	85	3,465	7,324	5,787
Net change in unrealized appreciation (depreciation) on investments	(1,675)	(165)	(46)	(916)	23,078
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	1,831	3,132	3,275	6,729	29,531

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	4,898	—	—	—	20,008
Annuity payments	—	—	—	—	—
Surrenders, withdrawals and death benefits	(2,971)	(369)	(68,535)	(46,232)	(15,026)
Net transfers between other subaccounts
or fixed rate option	2,492	—	—	—	(11,212)
Miscellaneous transactions	—	—	(1)	(3)	67
Other charges	—	—	—	—	—
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	4,419	(369)	(68,536)	(46,235)	(6,163)

TOTAL INCREASE (DECREASE) IN NET ASSETS	6,250	2,763	(65,261)	(39,506)	23,368

NET ASSETS
Beginning of period	50,545	25,023	65,261	39,506	80,233
End of period	$56,795	$27,786	$—	$—	$103,601

Beginning units	4,265	1,917	6,232	2,757	5,396
Units issued	773	—	—	—	1,201
Units redeemed	(387)	(26)	(6,232)	(2,757)	(1,483)
Ending units	4,651	1,891	—	—	5,114

The accompanying notes are an integral part of these financial statements.
A71

FINANCIAL STATEMENTS OF
PRUCO LIFE OF NEW JERSEY FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2024

	SUBACCOUNTS
	BlackRock Equity Dividend V.I. Fund (Class I)	Fidelity® VIP Financials Portfolio (Initial Class)	Fidelity® VIP Health Care Portfolio (Initial Class)	AST Bond Portfolio 2034	Fidelity® VIP Contrafund℠ Portfolio (Initial Class)
	1/1/2024	1/1/2024	1/1/2024	1/1/2024***	1/1/2024***
	to	to	to	to	to
	12/31/2024	12/31/2024	12/31/2024	12/31/2024	12/31/2024

OPERATIONS
Net investment income (loss)	$694	$365	$(71)	$(4,360)	$(182)
Capital gains distributions received	2,420	1,079	—	—	18,022
Net realized gain (loss) on shares redeemed	701	2,144	36	(7,249)	1,316
Net change in unrealized appreciation (depreciation) on investments	(713)	5,528	31	(9,075)	4,929
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	3,102	9,116	(4)	(20,684)	24,085

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	3,169	2,736	19,642	—	149,684
Annuity payments	—	—	—	—	—
Surrenders, withdrawals and death benefits	(6,261)	(370)	(219)	—	(743)
Net transfers between other subaccounts
or fixed rate option	(1,291)	(7,139)	(122)	305,258	(14,128)
Miscellaneous transactions	—	—	(44)	—	—
Other charges	—	—	(1)	(205)	—
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	(4,383)	(4,773)	19,256	305,053	134,813

TOTAL INCREASE (DECREASE) IN NET ASSETS	(1,281)	4,343	19,252	284,369	158,898

NET ASSETS
Beginning of period	33,155	26,103	1,827	—	—
End of period	$31,874	$30,446	$21,079	$284,369	$158,898

Beginning units	2,485	1,889	155	—	—
Units issued	226	184	1,582	70,177	8,787
Units redeemed	(531)	(406)	(29)	(40,761)	(873)
Ending units	2,180	1,667	1,708	29,416	7,914

***Subaccount became available for investment prior to 2024 but had no activity until 2024.

The accompanying notes are an integral part of these financial statements.
A72

FINANCIAL STATEMENTS OF
PRUCO LIFE OF NEW JERSEY FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2024

	SUBACCOUNTS
	Fidelity® VIP Growth Opportunities Portfolio (Initial Class)	Fidelity® VIP Growth Portfolio (Initial Class)	Fidelity® VIP High Income Portfolio (Initial Class)	ClearBridge Variable Mid Cap Portfolio (Class I)	Vanguard VIF Capital Growth Portfolio
	1/1/2024***	1/1/2024***	1/1/2024***	1/1/2024***	1/1/2024***
	to	to	to	to	to
	12/31/2024	12/31/2024	12/31/2024	12/31/2024	12/31/2024

OPERATIONS
Net investment income (loss)	$(7)	$(601)	$6,159	$132	$(295)
Capital gains distributions received	—	49,518	—	866	—
Net realized gain (loss) on shares redeemed	(2)	300	55	134	12
Net change in unrealized appreciation (depreciation) on investments	467	(26,502)	1,246	2,080	(246)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	458	22,715	7,460	3,212	(529)

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	3,169	140,967	101,805	36,054	71,764
Annuity payments	—	—	—	—	—
Surrenders, withdrawals and death benefits	—	(3,981)	(397)	(133)	(334)
Net transfers between other subaccounts
or fixed rate option	(30)	89,717	(76)	(726)	86
Miscellaneous transactions	—	1,296	—	22	89
Other charges	—	(9)	—	—	—
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	3,139	227,990	101,332	35,217	71,605

TOTAL INCREASE (DECREASE) IN NET ASSETS	3,597	250,705	108,792	38,429	71,076

NET ASSETS
Beginning of period	—	—	—	—	—
End of period	$3,597	$250,705	$108,792	$38,429	$71,076

Beginning units	—	—	—	—	—
Units issued	173	11,790	9,917	3,101	4,334
Units redeemed	(2)	(184)	(170)	(171)	(20)
Ending units	171	11,606	9,747	2,930	4,314

***Subaccount became available for investment prior to 2024 but had no activity until 2024.

The accompanying notes are an integral part of these financial statements.
A73

FINANCIAL STATEMENTS OF
PRUCO LIFE OF NEW JERSEY FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2024

SUBACCOUNT
AST Bond Portfolio 2035
1/2/2024*
to
12/31/2024

OPERATIONS
Net investment income (loss)	$(13)
Capital gains distributions received	—
Net realized gain (loss) on shares redeemed	(348)
Net change in unrealized appreciation (depreciation) on investments	—
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	(361)

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	—
Annuity payments	—
Surrenders, withdrawals and death benefits	—
Net transfers between other subaccounts
or fixed rate option	361
Miscellaneous transactions	—
Other charges	—
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	361

TOTAL INCREASE (DECREASE) IN NET ASSETS	—

NET ASSETS
Beginning of period	—
End of period	$—

Beginning units	—
Units issued	1,070
Units redeemed	(1,070)
Ending units	—

*Date subaccount became available for investment.

The accompanying notes are an integral part of these financial statements.
A74

FINANCIAL STATEMENTS OF
PRUCO LIFE OF NEW JERSEY FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2023

	SUBACCOUNTS
	PSF PGIM Government Money Market Portfolio (Class I)	PSF PGIM Total Return Bond Portfolio (Class I)	PSF PGIM Jennison Blend Portfolio (Class I)	PSF PGIM Jennison Value Portfolio (Class I)	PSF PGIM High Yield Bond Portfolio (Class I)
	1/1/2023	1/1/2023	1/1/2023	1/1/2023	1/1/2023
	to	to	to	to	to
	12/31/2023	12/31/2023	12/31/2023	12/31/2023	12/31/2023

OPERATIONS
Net investment income (loss)	$144,085	$(106,553)	$(203,838)	$(210,239)	$(109,220)
Capital gains distributions received	—	—	—	—	—
Net realized gain (loss) on shares redeemed	—	225,648	1,333,903	1,112,654	170,842
Net change in unrealized appreciation (depreciation) on investments	—	318,604	2,777,987	915,622	666,718
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	144,085	437,699	3,908,052	1,818,037	728,340

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	96,274	167,435	3,255	26,127	146,396
Annuity payments	(30,302)	(91,182)	(393,638)	(125,333)	(82,323)
Surrenders, withdrawals and death benefits	(762,658)	(1,255,587)	(1,315,055)	(1,543,075)	(991,493)
Net transfers between other subaccounts
or fixed rate option	380,819	185,655	2,595,767	(38,878)	48,653
Miscellaneous transactions	(991)	247	72	(277)	(482)
Other charges	(3,702)	(1,800)	(5,685)	(13,833)	(7,982)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	(320,560)	(995,232)	884,716	(1,695,269)	(887,231)

TOTAL INCREASE (DECREASE) IN NET ASSETS	(176,475)	(557,533)	4,792,768	122,768	(158,891)

NET ASSETS
Beginning of period	4,331,371	8,121,992	13,202,386	14,636,602	7,667,786
End of period	$4,154,896	$7,564,459	$17,995,154	$14,759,370	$7,508,895

Beginning units	3,687,619	3,122,439	2,642,184	3,162,673	1,544,237
Units issued	700,259	104,011	414,478	35,612	35,669
Units redeemed	(966,069)	(524,523)	(322,596)	(374,752)	(217,850)
Ending units	3,421,809	2,701,927	2,734,066	2,823,533	1,362,056

The accompanying notes are an integral part of these financial statements.
A75

FINANCIAL STATEMENTS OF
PRUCO LIFE OF NEW JERSEY FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2023

	SUBACCOUNTS
	PSF Stock Index Portfolio (Class I)	PSF Global Portfolio (Class I)	PSF PGIM Jennison Growth Portfolio (Class I)	PSF Small-Cap Stock Index Portfolio (Class I)	T. Rowe Price International Stock Portfolio
	1/1/2023	1/1/2023	1/1/2023	1/1/2023	1/1/2023
	to	to	to	to	to
	12/31/2023	12/31/2023	12/31/2023	12/31/2023	12/31/2023

OPERATIONS
Net investment income (loss)	$(415,488)	$(46,013)	$(285,329)	$(110,185)	$(4,160)
Capital gains distributions received	—	—	—	—	—
Net realized gain (loss) on shares redeemed	2,422,481	214,004	2,022,162	379,972	(1,993)
Net change in unrealized appreciation (depreciation) on investments	6,801,622	365,353	6,423,275	1,202,169	145,497
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	8,808,615	533,344	8,160,108	1,471,956	139,344

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	204,735	15,700	45,158	39,831	—
Annuity payments	(45,859)	(14,774)	(116,865)	(2,354)	(8,817)
Surrenders, withdrawals and death benefits	(3,905,139)	(265,827)	(1,720,002)	(864,686)	(35,763)
Net transfers between other subaccounts
or fixed rate option	(1,962,526)	5,637	(498,520)	4,792,942	(18,785)
Miscellaneous transactions	(1,220)	(80)	(145)	(684)	—
Other charges	(102,933)	(2,743)	(11,243)	(25,135)	(160)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	(5,812,942)	(262,087)	(2,301,617)	3,939,914	(63,525)

TOTAL INCREASE (DECREASE) IN NET ASSETS	2,995,673	271,257	5,858,491	5,411,870	75,819

NET ASSETS
Beginning of period	37,882,444	3,131,256	16,740,290	7,513,070	980,854
End of period	$40,878,117	$3,402,513	$22,598,781	$12,924,940	$1,056,673

Beginning units	4,645,727	843,402	2,721,206	781,728	487,388
Units issued	98,481	22,676	12,881	576,206	5,387
Units redeemed	(664,268)	(84,138)	(305,541)	(159,741)	(34,750)
Ending units	4,079,940	781,940	2,428,546	1,198,193	458,025
The accompanying notes are an integral part of these financial statements.
A76

FINANCIAL STATEMENTS OF
PRUCO LIFE OF NEW JERSEY FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2023

	SUBACCOUNTS
	T. Rowe Price Equity Income Portfolio (Equity Income Portfolio Class)	Invesco V.I. Core Equity Fund (Series I)	Janus Henderson VIT Research Portfolio (Institutional Shares)	Janus Henderson VIT Overseas Portfolio (Institutional Shares)	MFS® Research Series (Initial Class)
	1/1/2023	1/1/2023	1/1/2023	1/1/2023	1/1/2023
	to	to	to	to	to
	12/31/2023	12/31/2023	12/31/2023	12/31/2023	12/31/2023

OPERATIONS
Net investment income (loss)	$33,979	$(38,742)	$(50,435)	$4,028	$(10,445)
Capital gains distributions received	204,430	130,438	—	—	65,330
Net realized gain (loss) on shares redeemed	77,057	(8,470)	108,077	98,486	19,771
Net change in unrealized appreciation (depreciation) on investments	63,228	1,033,538	1,321,572	224,820	151,543
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	378,694	1,116,764	1,379,214	327,334	226,199

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	11,093	90	330	—	—
Annuity payments	(32,013)	(72,861)	(47,453)	(22,671)	(7,050)
Surrenders, withdrawals and death benefits	(382,165)	(547,516)	(340,618)	(359,467)	(83,862)
Net transfers between other subaccounts
or fixed rate option	10,982	(51,952)	(112,369)	(26,146)	(1,074)
Miscellaneous transactions	(1,860)	(121)	(343)	114	(37)
Other charges	(663)	(952)	(722)	(813)	(256)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	(394,626)	(673,312)	(501,175)	(408,983)	(92,279)

TOTAL INCREASE (DECREASE) IN NET ASSETS	(15,932)	443,452	878,039	(81,649)	133,920

NET ASSETS
Beginning of period	5,039,479	5,421,985	3,527,299	3,649,906	1,130,806
End of period	$5,023,547	$5,865,437	$4,405,338	$3,568,257	$1,264,726

Beginning units	954,096	1,404,247	774,724	845,016	229,017
Units issued	39,115	3,812	976	10,891	1,296
Units redeemed	(112,817)	(159,001)	(92,124)	(98,980)	(18,154)
Ending units	880,394	1,249,058	683,576	756,927	212,159
The accompanying notes are an integral part of these financial statements.
A77

FINANCIAL STATEMENTS OF
PRUCO LIFE OF NEW JERSEY FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2023

	SUBACCOUNTS
	MFS® Growth Series (Initial Class)	LVIP American Century Value Fund (Standard Class II)	Franklin Small-Mid Cap Growth VIP Fund (Class 2)	Davis Equity Portfolio	AB VPS Large Cap Growth Portfolio (Class B)
	1/1/2023	1/1/2023	1/1/2023	1/1/2023	1/1/2023
	to	to	to	to	to
	12/31/2023	12/31/2023	12/31/2023	12/31/2023	12/31/2023

OPERATIONS
Net investment income (loss)	$(81,115)	$15,620	$(22,662)	$(509)	$(5,688)
Capital gains distributions received	463,362	124,012	—	79,606	29,834
Net realized gain (loss) on shares redeemed	155,533	39,899	(68,704)	(41,204)	3,706
Net change in unrealized appreciation (depreciation) on investments	1,171,539	(60,760)	464,146	163,988	88,854
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	1,709,319	118,771	372,780	201,881	116,706

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	219,037	—	—	—	—
Annuity payments	(35,247)	—	(1,971)	(2,846)	—
Surrenders, withdrawals and death benefits	(571,404)	(110,982)	(118,839)	(53,355)	(10,829)
Net transfers between other subaccounts
or fixed rate option	(103,766)	12,990	14,066	(31,090)	10,919
Miscellaneous transactions	1,257	(8)	(233)	(93)	(19)
Other charges	(1,181)	(263)	(291)	(194)	(47)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	(491,304)	(98,263)	(107,268)	(87,578)	24

TOTAL INCREASE (DECREASE) IN NET ASSETS	1,218,015	20,508	265,512	114,303	116,730

NET ASSETS
Beginning of period	5,238,515	1,634,470	1,522,243	700,680	356,573
End of period	$6,456,530	$1,654,978	$1,787,755	$814,983	$473,303

Beginning units	921,613	306,995	355,175	296,120	151,486
Units issued	27,927	3,552	12,713	1,223	5,639
Units redeemed	(110,144)	(21,687)	(34,556)	(34,046)	(5,858)
Ending units	839,396	288,860	333,332	263,297	151,267
The accompanying notes are an integral part of these financial statements.
A78

FINANCIAL STATEMENTS OF
PRUCO LIFE OF NEW JERSEY FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2023

	SUBACCOUNTS
	Janus Henderson VIT Research Portfolio (Service Shares)	PSF Mid-Cap Growth Portfolio (Class I)	AST Cohen & Steers Realty Portfolio	AST J.P. Morgan Conservative Multi-Asset Portfolio	AST High Yield Portfolio
	1/1/2023	1/1/2023	1/1/2023	1/1/2023	1/1/2023
	to	to	to	to	to
	12/31/2023	12/31/2023	12/31/2023	12/31/2023	12/31/2023

OPERATIONS
Net investment income (loss)	$(7,595)	$(79,855)	$(294,943)	$(4,384,605)	$(254,323)
Capital gains distributions received	—	—	—	—	—
Net realized gain (loss) on shares redeemed	8,184	424,088	383,155	(4,557)	763,459
Net change in unrealized appreciation (depreciation) on investments	170,890	672,121	2,301,621	24,765,327	1,591,495
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	171,479	1,016,354	2,389,833	20,376,165	2,100,631

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	—	51,627	250,319	212,885	70,309
Annuity payments	—	(10,881)	—	(923,307)	(8,218)
Surrenders, withdrawals and death benefits	(11,154)	(444,203)	(2,871,295)	(25,220,841)	(3,533,010)
Net transfers between other subaccounts
or fixed rate option	(20,749)	(104,993)	8,133,170	123,938,640	(202,804)
Miscellaneous transactions	—	9	(2,982)	(3,436)	(97)
Other charges	(1,005)	(10,482)	(230,858)	(4,025,923)	(186,182)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	(32,908)	(518,923)	5,278,354	93,978,018	(3,860,002)

TOTAL INCREASE (DECREASE) IN NET ASSETS	138,571	497,431	7,668,187	114,354,183	(1,759,371)

NET ASSETS
Beginning of period	433,302	4,996,033	20,918,875	214,523,029	24,966,318
End of period	$571,873	$5,493,464	$28,587,062	$328,877,212	$23,206,947

Beginning units	149,170	984,751	957,793	15,269,733	1,727,686
Units issued	—	17,029	535,680	15,879,372	233,482
Units redeemed	(9,707)	(111,324)	(295,254)	(9,531,422)	(477,277)
Ending units	139,463	890,456	1,198,219	21,617,683	1,483,891
The accompanying notes are an integral part of these financial statements.
A79

FINANCIAL STATEMENTS OF
PRUCO LIFE OF NEW JERSEY FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2023

	SUBACCOUNTS
	AST Small-Cap Value Portfolio	AST Mid-Cap Growth Portfolio	AST Large-Cap Value Portfolio	AST Mid-Cap Value Portfolio	AST T. Rowe Price Natural Resources Portfolio
	1/1/2023	1/1/2023	1/1/2023	1/1/2023	1/1/2023
	to	to	to	to	to
	12/31/2023	12/31/2023	12/31/2023	12/31/2023	12/31/2023

OPERATIONS
Net investment income (loss)	$(411,512)	$(572,198)	$(1,364,632)	$(394,347)	$(225,736)
Capital gains distributions received	—	—	—	—	—
Net realized gain (loss) on shares redeemed	588,665	1,997,415	2,021,060	2,326,511	1,872,900
Net change in unrealized appreciation (depreciation) on investments	3,980,454	7,292,076	8,743,738	1,424,642	(1,715,435)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	4,157,607	8,717,293	9,400,166	3,356,806	(68,271)

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	194,388	141,996	1,882,691	420,255	226,463
Annuity payments	(6,088)	(11,898)	(16,259)	(14,031)	(20,103)
Surrenders, withdrawals and death benefits	(3,638,535)	(4,796,546)	(12,675,199)	(3,950,324)	(1,984,764)
Net transfers between other subaccounts
or fixed rate option	1,611,836	1,322,773	1,070,284	1,043,401	(1,991,775)
Miscellaneous transactions	(102)	1,049	(1,516)	(3,473)	97
Other charges	(316,361)	(446,941)	(1,040,882)	(300,143)	(177,116)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	(2,154,862)	(3,789,567)	(10,780,881)	(2,804,315)	(3,947,198)

TOTAL INCREASE (DECREASE) IN NET ASSETS	2,002,745	4,927,726	(1,380,715)	552,491	(4,015,469)

NET ASSETS
Beginning of period	34,396,279	44,927,614	122,986,276	33,445,123	18,439,847
End of period	$36,399,024	$49,855,340	$121,605,561	$33,997,614	$14,424,378

Beginning units	1,554,369	1,937,426	4,833,879	1,393,764	1,412,691
Units issued	324,381	320,353	733,538	283,536	625,714
Units redeemed	(411,805)	(449,327)	(1,131,902)	(384,399)	(910,896)
Ending units	1,466,945	1,808,452	4,435,515	1,292,901	1,127,509
The accompanying notes are an integral part of these financial statements.
A80

FINANCIAL STATEMENTS OF
PRUCO LIFE OF NEW JERSEY FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2023

	SUBACCOUNTS
	AST T. Rowe Price Asset Allocation Portfolio	AST MFS Global Equity Portfolio	AST Capital Growth Asset Allocation Portfolio	AST Academic Strategies Asset Allocation Portfolio	AST Balanced Asset Allocation Portfolio
	1/1/2023	1/1/2023	1/1/2023	1/1/2023	1/1/2023
	to	to	to	to	to
	12/31/2023	12/31/2023	12/31/2023	12/31/2023	12/31/2023

OPERATIONS
Net investment income (loss)	$(15,974,494)	$(308,293)	$(10,031,336)	$(2,375,043)	$(11,883,525)
Capital gains distributions received	—	—	—	—	—
Net realized gain (loss) on shares redeemed	42,027,318	1,772,325	36,430,982	6,423,673	33,415,720
Net change in unrealized appreciation (depreciation) on investments	130,610,950	1,628,858	74,315,438	7,586,388	85,472,882
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	156,663,774	3,092,890	100,715,084	11,635,018	107,005,077

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	215,157	66,227	361,322	128,597	971,921
Annuity payments	(564,198)	—	(22,625)	(172,234)	(116,773)
Surrenders, withdrawals and death benefits	(94,708,458)	(2,837,143)	(44,594,989)	(11,563,630)	(67,889,857)
Net transfers between other subaccounts
or fixed rate option	31,172,923	63,771	111,951,578	7,309,404	43,233,001
Miscellaneous transactions	6,484	(271)	8,756	2,015	(13,023)
Other charges	(14,021,274)	(237,685)	(8,052,636)	(1,518,071)	(9,963,429)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	(77,899,366)	(2,945,101)	59,651,406	(5,813,919)	(33,778,160)

TOTAL INCREASE (DECREASE) IN NET ASSETS	78,764,408	147,789	160,366,490	5,821,099	73,226,917

NET ASSETS
Beginning of period	1,093,319,280	26,187,855	581,842,361	150,353,482	794,827,196
End of period	$1,172,083,688	$26,335,644	$742,208,851	$156,174,581	$868,054,113

Beginning units	59,956,208	1,149,216	29,500,753	11,134,684	45,250,233
Units issued	8,748,741	154,669	11,624,591	3,780,294	9,188,382
Units redeemed	(12,685,644)	(270,665)	(8,392,493)	(4,259,574)	(10,895,211)
Ending units	56,019,305	1,033,220	32,732,851	10,655,404	43,543,404
The accompanying notes are an integral part of these financial statements.
A81

FINANCIAL STATEMENTS OF
PRUCO LIFE OF NEW JERSEY FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2023

	SUBACCOUNTS
	AST Preservation Asset Allocation Portfolio	AST Prudential Growth Allocation Portfolio	AST Advanced Strategies Portfolio	AST Large-Cap Growth Portfolio	AST Government Money Market Portfolio
	1/1/2023	1/1/2023	1/1/2023	1/1/2023	1/1/2023
	to	to	to	to	to
	12/31/2023	12/31/2023	12/31/2023	12/31/2023	12/31/2023

OPERATIONS
Net investment income (loss)	$(3,867,712)	$(12,413,467)	$(6,440,718)	$(2,170,337)	$2,138,413
Capital gains distributions received	—	—	—	—	—
Net realized gain (loss) on shares redeemed	12,895,139	36,699,617	22,937,720	11,839,140	—
Net change in unrealized appreciation (depreciation) on investments	15,822,640	105,159,613	37,546,594	55,525,682	—
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	24,850,067	129,445,763	54,043,596	65,194,485	2,138,413

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	103,718	108,114	61,282	860,175	2,083,992
Annuity payments	(812,629)	(132,773)	(109,154)	(24,439)	—
Surrenders, withdrawals and death benefits	(26,905,045)	(64,226,545)	(36,259,288)	(21,783,642)	(92,210,640)
Net transfers between other subaccounts
or fixed rate option	15,337,747	211,624,442	12,589,327	(9,522,197)	82,287,526
Miscellaneous transactions	(1,804)	(13,193)	(9,851)	(8,356)	(5,818)
Other charges	(3,271,239)	(11,435,069)	(5,673,632)	(1,658,872)	(403,076)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	(15,549,252)	135,924,976	(29,401,316)	(32,137,331)	(8,248,016)

TOTAL INCREASE (DECREASE) IN NET ASSETS	9,300,815	265,370,739	24,642,280	33,057,154	(6,109,603)

NET ASSETS
Beginning of period	273,555,817	708,499,994	447,361,582	167,757,159	64,680,088
End of period	$282,856,632	$973,870,733	$472,003,862	$200,814,313	$58,570,485

Beginning units	19,280,495	40,680,665	24,254,915	5,691,202	6,936,699
Units issued	7,497,466	23,783,137	3,435,626	718,673	5,353,835
Units redeemed	(8,624,416)	(15,595,036)	(4,939,101)	(1,417,209)	(6,211,333)
Ending units	18,153,545	48,868,766	22,751,440	4,992,666	6,079,201

The accompanying notes are an integral part of these financial statements.
A82

FINANCIAL STATEMENTS OF
PRUCO LIFE OF NEW JERSEY FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2023

	SUBACCOUNTS
	AST Small-Cap Equity Portfolio	AST International Equity Portfolio	AST Investment Grade Bond Portfolio	AST Core Fixed Income Portfolio	AST Emerging Markets Equity Portfolio
	1/1/2023	1/1/2023	1/1/2023	1/1/2023	1/1/2023
	to	to	to	to	to
	12/31/2023	12/31/2023	12/31/2023	12/31/2023	12/31/2023

OPERATIONS
Net investment income (loss)	$(438,358)	$(519,619)	$(12,210,190)	$(3,130,453)	$(226,168)
Capital gains distributions received	—	—	—	—	—
Net realized gain (loss) on shares redeemed	772,257	1,048,259	39,264,051	(5,481,716)	98,518
Net change in unrealized appreciation (depreciation) on investments	5,132,077	5,859,198	40,516,062	20,335,437	1,959,985
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	5,465,976	6,387,838	67,569,923	11,723,268	1,832,335

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	405,034	216,591	9	958,483	123,591
Annuity payments	(13,492)	(8,897)	(95,597)	(76,028)	—
Surrenders, withdrawals and death benefits	(3,485,998)	(4,524,209)	(53,375,145)	(23,994,351)	(1,631,192)
Net transfers between other subaccounts
or fixed rate option	3,291,720	31,441,471	(365,173,732)	18,886,664	821,982
Miscellaneous transactions	(835)	385	(3,455)	119	(673)
Other charges	(325,747)	(413,655)	(13,219,438)	(2,513,994)	(199,017)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	(129,318)	26,711,686	(431,867,358)	(6,739,107)	(885,309)

TOTAL INCREASE (DECREASE) IN NET ASSETS	5,336,658	33,099,524	(364,297,435)	4,984,161	947,026

NET ASSETS
Beginning of period	34,937,402	19,424,729	990,545,919	258,910,085	17,967,587
End of period	$40,274,060	$52,524,253	$626,248,484	$263,894,246	$18,914,613

Beginning units	1,363,900	1,152,132	79,260,281	22,452,131	2,121,936
Units issued	303,679	2,306,992	103,119,638	4,686,181	724,680
Units redeemed	(284,948)	(711,723)	(135,994,549)	(5,346,735)	(824,516)
Ending units	1,382,631	2,747,401	46,385,370	21,791,577	2,022,100
The accompanying notes are an integral part of these financial statements.
A83

FINANCIAL STATEMENTS OF
PRUCO LIFE OF NEW JERSEY FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2023

	SUBACCOUNTS
	AST J.P. Morgan Moderate Multi-Asset Portfolio	ProFund VP Consumer Discretionary	ProFund VP Consumer Staples	ProFund VP Financials	ProFund VP Health Care
	1/1/2023	1/1/2023	1/1/2023	1/1/2023	1/1/2023
	to	to	to	to	to
	12/31/2023	12/31/2023	12/31/2023	12/31/2023	12/31/2023

OPERATIONS
Net investment income (loss)	$(2,332,506)	$(7,198)	$(812)	$(2,719)	$(4,792)
Capital gains distributions received	—	24,617	10,734	11,637	39,314
Net realized gain (loss) on shares redeemed	7,926,971	(12,145)	(4,587)	10,547	522
Net change in unrealized appreciation (depreciation) on investments	12,443,907	126,029	(3,348)	13,228	(36,832)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	18,038,372	131,303	1,987	32,693	(1,788)

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	39,968	—	—	—	—
Annuity payments	(33,843)	—	—	—	—
Surrenders, withdrawals and death benefits	(11,302,136)	(21,681)	(2,090)	(179)	(36,880)
Net transfers between other subaccounts
or fixed rate option	8,611,890	(61,813)	964	2,582	9,732
Miscellaneous transactions	5,473	7	—	—	(4)
Other charges	(2,159,977)	(4,773)	(740)	(2,871)	(3,503)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	(4,838,625)	(88,260)	(1,866)	(468)	(30,655)

TOTAL INCREASE (DECREASE) IN NET ASSETS	13,199,747	43,043	121	32,225	(32,443)

NET ASSETS
Beginning of period	159,934,396	460,157	64,101	262,678	361,741
End of period	$173,134,143	$503,200	$64,222	$294,903	$329,298

Beginning units	9,552,841	16,086	2,717	17,651	9,672
Units issued	2,480,061	626	2,000	2,996	1,977
Units redeemed	(2,794,613)	(3,123)	(2,059)	(2,980)	(2,675)
Ending units	9,238,289	13,589	2,658	17,667	8,974
The accompanying notes are an integral part of these financial statements.
A84

FINANCIAL STATEMENTS OF
PRUCO LIFE OF NEW JERSEY FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2023

	SUBACCOUNTS
	ProFund VP Industrials	ProFund VP Mid-Cap Growth	ProFund VP Mid-Cap Value	ProFund VP Real Estate	ProFund VP Small-Cap Growth
	1/1/2023	1/1/2023	1/1/2023	1/1/2023	1/1/2023
	to	to	to	to	to
	12/31/2023	12/31/2023	12/31/2023	12/31/2023	12/31/2023

OPERATIONS
Net investment income (loss)	$(5,001)	$(1,321)	$(2,414)	$(399)	$(1,071)
Capital gains distributions received	29,897	512	13,030	27,790	2,241
Net realized gain (loss) on shares redeemed	6,803	(2,801)	1,527	(1,325)	(2,322)
Net change in unrealized appreciation (depreciation) on investments	15,922	15,417	12,362	(12,976)	10,446
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	47,621	11,807	24,505	13,090	9,294

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	—	—	—	—	—
Annuity payments	—	—	—	—	—
Surrenders, withdrawals and death benefits	(20,542)	(3,389)	(10,488)	—	(6,571)
Net transfers between other subaccounts
or fixed rate option	12,205	3,136	16,338	13,910	7,577
Miscellaneous transactions	—	—	—	—	—
Other charges	(3,222)	(1,008)	(2,026)	(1,441)	(619)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	(11,559)	(1,261)	3,824	12,469	387

TOTAL INCREASE (DECREASE) IN NET ASSETS	36,062	10,546	28,329	25,559	9,681

NET ASSETS
Beginning of period	335,263	84,539	196,828	136,073	68,255
End of period	$371,325	$95,085	$225,157	$161,632	$77,936

Beginning units	14,638	3,706	8,924	9,585	2,810
Units issued	2,416	1,466	1,637	2,051	692
Units redeemed	(2,905)	(1,503)	(1,419)	(1,106)	(671)
Ending units	14,149	3,669	9,142	10,530	2,831
The accompanying notes are an integral part of these financial statements.
A85

FINANCIAL STATEMENTS OF
PRUCO LIFE OF NEW JERSEY FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2023

	SUBACCOUNTS
	ProFund VP Small-Cap Value	ProFund VP Communication Services	ProFund VP Utilities	ProFund VP Large-Cap Growth	ProFund VP Large-Cap Value
	1/1/2023	1/1/2023	1/1/2023	1/1/2023	1/1/2023
	to	to	to	to	to
	12/31/2023	12/31/2023	12/31/2023	12/31/2023	12/31/2023

OPERATIONS
Net investment income (loss)	$(2,513)	$(119)	$(91)	$(2,940)	$(1,865)
Capital gains distributions received	8,464	—	—	32,563	13,040
Net realized gain (loss) on shares redeemed	(1,073)	736	(4,687)	(5,318)	3,204
Net change in unrealized appreciation (depreciation) on investments	14,682	5,098	(14,358)	20,658	17,379
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	19,560	5,715	(19,136)	44,963	31,758

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	—	—	—	—	—
Annuity payments	—	—	—	—	—
Surrenders, withdrawals and death benefits	(10,391)	—	(6,681)	(12,004)	(2,922)
Net transfers between other subaccounts
or fixed rate option	14,614	(3,406)	41,461	4,100	4,054
Miscellaneous transactions	—	—	—	—	—
Other charges	(1,705)	(267)	(1,879)	(2,402)	(1,976)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	2,518	(3,673)	32,901	(10,306)	(844)

TOTAL INCREASE (DECREASE) IN NET ASSETS	22,078	2,042	13,765	34,657	30,914

NET ASSETS
Beginning of period	164,991	21,065	177,401	177,104	176,049
End of period	$187,069	$23,107	$191,166	$211,761	$206,963

Beginning units	7,654	1,894	9,075	6,339	9,473
Units issued	1,628	311	4,377	1,364	1,924
Units redeemed	(1,473)	(605)	(2,594)	(1,675)	(1,971)
Ending units	7,809	1,600	10,858	6,028	9,426
The accompanying notes are an integral part of these financial statements.
A86

FINANCIAL STATEMENTS OF
PRUCO LIFE OF NEW JERSEY FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2023

	SUBACCOUNTS
	Allspring VT International Equity Fund (Class 1)	Allspring VT Discovery All Cap Growth Fund (Class 1)	AST Quantitative Modeling Portfolio	Allspring VT Opportunity Fund (Class 1)	AST Bond Portfolio 2023
	1/1/2023	1/1/2023	1/1/2023	1/1/2023	1/1/2023
	to	to	to	to	to
	12/31/2023	12/31/2023	12/31/2023	12/31/2023	12/31/2023

OPERATIONS
Net investment income (loss)	$(11)	$(4,753)	$(448,124)	$(1,323)	$(81,180)
Capital gains distributions received	—	28,325	—	6,751	—
Net realized gain (loss) on shares redeemed	(1,375)	(9,545)	3,840,237	2,435	266,278
Net change in unrealized appreciation (depreciation) on investments	3,341	61,872	7,638,483	9,446	(21,082)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	1,955	75,899	11,030,596	17,309	164,016

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	—	—	1,800,445	—	—
Annuity payments	—	—	—	—	—
Surrenders, withdrawals and death benefits	(2,082)	(83,120)	(13,953,995)	(23,905)	(211,443)
Net transfers between other subaccounts
or fixed rate option	(764)	—	(1,709,988)	—	(8,610,212)
Miscellaneous transactions	—	—	(11,217)	—	671
Other charges	(27)	—	(351,036)	(12)	(4,142)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	(2,873)	(83,120)	(14,225,791)	(23,917)	(8,825,126)

TOTAL INCREASE (DECREASE) IN NET ASSETS	(918)	(7,221)	(3,195,195)	(6,608)	(8,661,110)

NET ASSETS
Beginning of period	15,517	283,080	73,739,987	82,048	8,661,110
End of period	$14,599	$275,859	$70,544,792	$75,440	$—

Beginning units	935	53,542	5,052,491	2,823	885,370
Units issued	—	—	177,435	—	122,773
Units redeemed	(162)	(13,842)	(955,628)	(744)	(1,008,143)
Ending units	773	39,700	4,274,298	2,079	—
The accompanying notes are an integral part of these financial statements.
A87

FINANCIAL STATEMENTS OF
PRUCO LIFE OF NEW JERSEY FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2023

	SUBACCOUNTS
	AST Bond Portfolio 2024	AST ClearBridge Dividend Growth Portfolio	AST Multi-Sector Fixed Income Portfolio	AST Large-Cap Core Portfolio	AST Bond Portfolio 2025
	1/1/2023	1/1/2023	1/1/2023	1/1/2023	1/1/2023
	to	to	to	to	to
	12/31/2023	12/31/2023	12/31/2023	12/31/2023	12/31/2023

OPERATIONS
Net investment income (loss)	$(85,416)	$(208,013)	$(29,476,806)	$(332,247)	$(7,396)
Capital gains distributions received	—	—	—	—	—
Net realized gain (loss) on shares redeemed	40,239	1,197,300	16,333,524	157,224	2,831
Net change in unrealized appreciation (depreciation) on investments	213,853	1,143,330	126,536,588	6,237,681	19,973
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	168,676	2,132,617	113,393,306	6,062,658	15,408

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	—	238,320	—	358,867	—
Annuity payments	—	—	(98,702)	(115,269)	—
Surrenders, withdrawals and death benefits	(438,124)	(1,800,751)	(162,058,348)	(3,642,626)	(70,305)
Net transfers between other subaccounts
or fixed rate option	6,275,329	(8,302)	—	1,018,336	140,038
Miscellaneous transactions	(21)	292	(21,948)	(1,815)	—
Other charges	(125)	(150,197)	(247,085)	(258,235)	(90)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	5,837,059	(1,720,638)	(162,426,083)	(2,640,742)	69,643

TOTAL INCREASE (DECREASE) IN NET ASSETS	6,005,735	411,979	(49,032,777)	3,421,916	85,051

NET ASSETS
Beginning of period	155,443	18,043,436	1,591,824,704	29,275,730	317,059
End of period	$6,161,178	$18,455,415	$1,542,791,927	$32,697,646	$402,110

Beginning units	16,373	838,487	157,087,770	1,375,471	29,744
Units issued	803,976	186,004	621,084	216,870	63,898
Units redeemed	(188,612)	(258,504)	(16,381,460)	(325,168)	(57,325)
Ending units	631,737	765,987	141,327,394	1,267,173	36,317
The accompanying notes are an integral part of these financial statements.
A88

FINANCIAL STATEMENTS OF
PRUCO LIFE OF NEW JERSEY FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2023

	SUBACCOUNTS
	AST J.P. Morgan Aggressive Multi-Asset Portfolio	AST Bond Portfolio 2026	AST Global Bond Portfolio	BlackRock Global Allocation V.I. Fund (Class III)	AST Bond Portfolio 2027
	1/1/2023	1/1/2023	1/1/2023	1/1/2023	1/1/2023
	to	to	to	to	to
	12/31/2023	12/31/2023	12/31/2023	12/31/2023	12/31/2023

OPERATIONS
Net investment income (loss)	$(2,861,545)	$(13,173)	$(182,356)	$130,535	$(29,607)
Capital gains distributions received	—	—	—	—	—
Net realized gain (loss) on shares redeemed	13,176,866	7,454	(484,618)	(177,956)	(16,222)
Net change in unrealized appreciation (depreciation) on investments	16,339,940	28,685	1,585,849	838,245	95,795
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	26,655,261	22,966	918,875	790,824	49,966

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	20,772	—	200,851	98,447	—
Annuity payments	(4,100)	—	—	—	—
Surrenders, withdrawals and death benefits	(15,332,329)	(83,485)	(2,200,640)	(828,257)	(127,242)
Net transfers between other subaccounts
or fixed rate option	77,073,297	(50,792)	2,176,183	(182,889)	205,110
Miscellaneous transactions	5,399	—	369	174	2
Other charges	(2,989,669)	(79)	(151,617)	(38,506)	(424)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	58,773,370	(134,356)	25,146	(951,031)	77,446

TOTAL INCREASE (DECREASE) IN NET ASSETS	85,428,631	(111,390)	944,021	(160,207)	127,412

NET ASSETS
Beginning of period	147,815,072	733,426	18,258,625	7,249,757	1,412,367
End of period	$233,243,703	$622,036	$19,202,646	$7,089,550	$1,539,779

Beginning units	9,843,966	79,419	1,993,118	574,240	154,712
Units issued	12,661,779	81,781	685,297	13,327	31,338
Units redeemed	(9,133,776)	(96,094)	(675,454)	(84,283)	(22,745)
Ending units	13,371,969	65,106	2,002,961	503,284	163,305

The accompanying notes are an integral part of these financial statements.
A89

FINANCIAL STATEMENTS OF
PRUCO LIFE OF NEW JERSEY FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2023

	SUBACCOUNTS
	NVIT Emerging Markets Fund (Class D)	AST Bond Portfolio 2028	AST Bond Portfolio 2029	AST Bond Portfolio 2030	AST Bond Portfolio 2031
	1/1/2023	1/1/2023	1/1/2023	1/1/2023	1/1/2023
	to	to	to	to	to
	12/31/2023	12/31/2023	12/31/2023	12/31/2023	12/31/2023

OPERATIONS
Net investment income (loss)	$(756)	$(109,194)	$(489)	$(53,959)	$(234,010)
Capital gains distributions received	—	—	—	—	—
Net realized gain (loss) on shares redeemed	(11,788)	(55,850)	1,463	(35,553)	(477,794)
Net change in unrealized appreciation (depreciation) on investments	17,028	341,710	323	186,158	1,054,930
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	4,484	176,666	1,297	96,646	343,126

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	112	—	—	—	—
Annuity payments	—	—	—	—	—
Surrenders, withdrawals and death benefits	(41,646)	(241,410)	(1,960)	(90,699)	(1,517,765)
Net transfers between other subaccounts
or fixed rate option	9,402	(44,878)	(47,227)	45,672	58,508
Miscellaneous transactions	148	2	—	130	(4,439)
Other charges	(604)	(1,122)	(13)	(885)	(3,989)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	(32,588)	(287,408)	(49,200)	(45,782)	(1,467,685)

TOTAL INCREASE (DECREASE) IN NET ASSETS	(28,104)	(110,742)	(47,903)	50,864	(1,124,559)

NET ASSETS
Beginning of period	252,538	5,483,763	52,731	2,815,720	12,187,236
End of period	$224,434	$5,373,021	$4,828	$2,866,584	$11,062,677

Beginning units	25,678	589,096	5,630	292,680	1,477,722
Units issued	3,812	308	1,619	33,195	107,965
Units redeemed	(7,109)	(31,043)	(6,752)	(37,528)	(287,130)
Ending units	22,381	558,361	497	288,347	1,298,557
The accompanying notes are an integral part of these financial statements.
A90

FINANCIAL STATEMENTS OF
PRUCO LIFE OF NEW JERSEY FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2023

	SUBACCOUNTS
	MFS® International Growth Portfolio (Service Class)	MFS® Massachusetts Investors Growth Stock Portfolio (Service Class)	MFS® Technology Portfolio (Service Class)	MFS® Mid Cap Growth Series (Service Class)	MFS® New Discovery Series (Service Class)
	1/1/2023	1/1/2023	1/1/2023	1/1/2023	1/1/2023
	to	to	to	to	to
	12/31/2023	12/31/2023	12/31/2023	12/31/2023	12/31/2023

OPERATIONS
Net investment income (loss)	$2,850	$(1,791)	$(24,448)	$(5,476)	$(1,617)
Capital gains distributions received	23,288	17,432	—	15,971	—
Net realized gain (loss) on shares redeemed	(6,193)	490	(120,070)	(34,567)	(20,687)
Net change in unrealized appreciation (depreciation) on investments	85,266	58,770	2,005,426	214,062	63,519
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	105,211	74,901	1,860,908	189,990	41,215

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	224,601	73,808	453,530	51,256	4,170
Annuity payments	—	—	—	—	—
Surrenders, withdrawals and death benefits	(23,162)	(4,359)	(417,944)	(66,802)	(6,596)
Net transfers between other subaccounts
or fixed rate option	89,791	22,685	255,953	27,634	(3,474)
Miscellaneous transactions	218	14	1,007	(118)	6
Other charges	(3,712)	(1,804)	(25,171)	(5,558)	(1,878)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	287,736	90,344	267,375	6,412	(7,772)

TOTAL INCREASE (DECREASE) IN NET ASSETS	392,947	165,245	2,128,283	196,402	33,443

NET ASSETS
Beginning of period	619,654	271,259	3,382,728	937,890	301,622
End of period	$1,012,601	$436,504	$5,511,011	$1,134,292	$335,065

Beginning units	50,232	20,012	321,594	79,070	25,605
Units issued	28,070	7,308	96,642	8,891	1,307
Units redeemed	(6,111)	(1,129)	(75,720)	(8,495)	(1,891)
Ending units	72,191	26,191	342,516	79,466	25,021
The accompanying notes are an integral part of these financial statements.
A91

FINANCIAL STATEMENTS OF
PRUCO LIFE OF NEW JERSEY FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2023

	SUBACCOUNTS
	MFS® Research Series (Service Class)	MFS® Total Return Bond Series (Service Class)	MFS® Total Return Series (Service Class)	MFS® Utilities Series (Service Class)	American Funds IS® Asset Allocation Fund (Class 4)
	1/1/2023	1/1/2023	1/1/2023	1/1/2023	1/1/2023
	to	to	to	to	to
	12/31/2023	12/31/2023	12/31/2023	12/31/2023	12/31/2023

OPERATIONS
Net investment income (loss)	$(338)	$116,561	$21,186	$90,623	$59,206
Capital gains distributions received	7,007	—	71,759	180,072	148,070
Net realized gain (loss) on shares redeemed	(733)	(59,464)	(28,155)	(17,342)	(93,624)
Net change in unrealized appreciation (depreciation) on investments	18,825	242,423	85,698	(339,562)	373,907
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	24,761	299,520	150,488	(86,209)	487,559

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	236	765,949	161,164	353,845	512,731
Annuity payments	—	—	—	—	—
Surrenders, withdrawals and death benefits	(5,113)	(184,690)	(84,664)	(255,235)	(94,936)
Net transfers between other subaccounts
or fixed rate option	2,843	41,987	66,336	232,884	(34,718)
Miscellaneous transactions	—	(466)	407	(1,756)	(119)
Other charges	(607)	(25,790)	(8,747)	(16,716)	(21,912)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	(2,641)	596,990	134,496	313,022	361,046

TOTAL INCREASE (DECREASE) IN NET ASSETS	22,120	896,510	284,984	226,813	848,605

NET ASSETS
Beginning of period	117,355	4,198,410	1,478,741	2,987,313	3,441,664
End of period	$139,475	$5,094,920	$1,763,725	$3,214,126	$4,290,269

Beginning units	8,884	465,637	121,435	217,250	322,719
Units issued	273	115,166	28,336	53,016	95,776
Units redeemed	(467)	(49,852)	(17,664)	(29,711)	(63,690)
Ending units	8,690	530,951	132,107	240,555	354,805
The accompanying notes are an integral part of these financial statements.
A92

FINANCIAL STATEMENTS OF
PRUCO LIFE OF NEW JERSEY FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2023

	SUBACCOUNTS
	American Funds IS® Washington Mutual Investors Fund (Class 4)	American Funds IS® The Bond Fund of America® (Class 4)	American Funds IS® Capital World Growth and Income Fund® (Class 4)	American Funds IS® Global Small Capitalization Fund (Class 4)	American Funds IS® Growth Fund (Class 4)
	1/1/2023	1/1/2023	1/1/2023	1/1/2023	1/1/2023
	to	to	to	to	to
	12/31/2023	12/31/2023	12/31/2023	12/31/2023	12/31/2023

OPERATIONS
Net investment income (loss)	$24,131	$128,677	$12,250	$(1,080)	$(22,192)
Capital gains distributions received	20,273	—	—	2,796	310,943
Net realized gain (loss) on shares redeemed	(36,741)	(53,689)	(15,774)	(13,739)	(332,492)
Net change in unrealized appreciation (depreciation) on investments	326,931	112,298	176,085	43,138	1,825,452
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	334,594	187,286	172,561	31,115	1,781,711

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	126,992	558,565	73,025	11,608	1,052,233
Annuity payments	—	—	—	—	—
Surrenders, withdrawals and death benefits	(176,500)	(196,776)	(29,181)	(19,677)	(548,507)
Net transfers between other subaccounts
or fixed rate option	(33,629)	175,674	107,072	59,108	103,159
Miscellaneous transactions	(982)	33	(2)	3	(2,738)
Other charges	(12,677)	(25,088)	(5,019)	(1,218)	(32,201)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	(96,796)	512,408	145,895	49,824	571,946

TOTAL INCREASE (DECREASE) IN NET ASSETS	237,798	699,694	318,456	80,939	2,353,657

NET ASSETS
Beginning of period	2,083,112	4,147,402	789,984	204,186	4,576,723
End of period	$2,320,910	$4,847,096	$1,108,440	$285,125	$6,930,380

Beginning units	162,734	477,176	74,549	22,132	444,694
Units issued	19,971	118,880	18,944	7,249	200,729
Units redeemed	(26,834)	(60,678)	(6,304)	(2,554)	(155,207)
Ending units	155,871	535,378	87,189	26,827	490,216
The accompanying notes are an integral part of these financial statements.
A93

FINANCIAL STATEMENTS OF
PRUCO LIFE OF NEW JERSEY FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2023

	SUBACCOUNTS
	American Funds IS® Growth-Income Fund (Class 4)	American Funds IS® International Fund (Class 4)	American Funds IS® New World Fund® (Class 4)	BlackRock Advantage Large Cap Core V.I. Fund (Class III)	BlackRock Advantage Large Cap Value V.I. Fund (Class III)
	1/1/2023	1/1/2023	1/1/2023	1/1/2023	1/1/2023
	to	to	to	to	to
	12/31/2023	12/31/2023	12/31/2023	12/31/2023	12/31/2023

OPERATIONS
Net investment income (loss)	$12,971	$2,521	$5,659	$563	$5,003
Capital gains distributions received	104,939	—	—	—	23,635
Net realized gain (loss) on shares redeemed	(7,853)	(5,254)	(26,531)	(54,258)	(45,517)
Net change in unrealized appreciation (depreciation) on investments	331,100	45,171	132,204	272,383	87,204
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	441,157	42,438	111,332	218,688	70,325

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	257,063	110,639	35,208	121,630	153,617
Annuity payments	—	—	—	—	—
Surrenders, withdrawals and death benefits	(285,771)	(11,488)	(60,066)	(113,081)	(220,241)
Net transfers between other subaccounts
or fixed rate option	156,185	60,457	8,692	71,427	(43,994)
Miscellaneous transactions	(5,577)	—	(33)	(471)	(871)
Other charges	(10,959)	(2,068)	(4,807)	(5,290)	(3,449)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	110,941	157,540	(21,006)	74,215	(114,938)

TOTAL INCREASE (DECREASE) IN NET ASSETS	552,098	199,978	90,326	292,903	(44,613)

NET ASSETS
Beginning of period	1,605,013	257,266	768,401	855,593	674,121
End of period	$2,157,111	$457,244	$858,727	$1,148,496	$629,508

Beginning units	142,313	27,933	80,080	75,316	52,370
Units issued	55,914	20,783	8,939	17,052	17,668
Units redeemed	(45,398)	(5,510)	(11,231)	(11,039)	(26,715)
Ending units	152,829	43,206	77,788	81,329	43,323
The accompanying notes are an integral part of these financial statements.
A94

FINANCIAL STATEMENTS OF
PRUCO LIFE OF NEW JERSEY FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2023

	SUBACCOUNTS
	BlackRock Capital Appreciation V.I. Fund (Class III)	BlackRock Equity Dividend V.I. Fund (Class III)	BlackRock Large Cap Focus Growth V.I. Fund (Class III)	Fidelity® VIP Balanced Portfolio (Service Class 2)	Fidelity® VIP Contrafund℠ Portfolio (Service Class 2)
	1/1/2023	1/1/2023	1/1/2023	1/1/2023	1/1/2023
	to	to	to	to	to
	12/31/2023	12/31/2023	12/31/2023	12/31/2023	12/31/2023

OPERATIONS
Net investment income (loss)	$(4,258)	$26,415	$(4,170)	$66,361	$(15,481)
Capital gains distributions received	44,239	104,917	12,209	203,879	192,133
Net realized gain (loss) on shares redeemed	(3,124)	(37,959)	(9,315)	(23,581)	(105,155)
Net change in unrealized appreciation (depreciation) on investments	238,527	130,318	293,918	896,322	1,354,248
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	275,384	223,691	292,642	1,142,981	1,425,745

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	52,063	273,075	58,316	636,247	802,952
Annuity payments	—	—	—	—	—
Surrenders, withdrawals and death benefits	(79,569)	(166,321)	(139,268)	(215,226)	(349,877)
Net transfers between other subaccounts
or fixed rate option	200,673	1,365	26,221	430,402	(91,550)
Miscellaneous transactions	587	(195)	1,118	(143)	(1,003)
Other charges	(4,505)	(10,802)	(4,286)	(33,117)	(29,515)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	169,249	97,122	(57,899)	818,163	331,007

TOTAL INCREASE (DECREASE) IN NET ASSETS	444,633	320,813	234,743	1,961,144	1,756,752

NET ASSETS
Beginning of period	507,070	1,896,797	533,779	5,111,838	4,186,995
End of period	$951,703	$2,217,610	$768,522	$7,072,982	$5,943,747

Beginning units	58,805	147,471	65,015	479,389	411,283
Units issued	28,249	31,623	29,527	107,915	134,253
Units redeemed	(12,365)	(24,360)	(32,773)	(37,246)	(104,539)
Ending units	74,689	154,734	61,769	550,058	440,997
The accompanying notes are an integral part of these financial statements.
A95

FINANCIAL STATEMENTS OF
PRUCO LIFE OF NEW JERSEY FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2023

	SUBACCOUNTS
	Fidelity® VIP Growth Opportunities Portfolio (Service Class 2)	Fidelity® VIP Health Care Portfolio (Service Class 2)	BlackRock Basic Value V.I. Fund (Class III)	AST Bond Portfolio 2032	PSF Global Portfolio (Class III)
	1/1/2023	1/1/2023	1/1/2023	1/1/2023	1/1/2023
	to	to	to	to	to
	12/31/2023	12/31/2023	12/31/2023	12/31/2023	12/31/2023

OPERATIONS
Net investment income (loss)	$(18,005)	$(22,659)	$7,513	$(127,404)	$(428)
Capital gains distributions received	—	—	27,206	—	—
Net realized gain (loss) on shares redeemed	(146,592)	(107,634)	(14,012)	(254,754)	16
Net change in unrealized appreciation (depreciation) on investments	1,414,958	271,380	66,428	573,690	11,056
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	1,250,361	141,087	87,135	191,532	10,644

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	234,970	371,793	152,378	—	5,163
Annuity payments	—	—	—	—	—
Surrenders, withdrawals and death benefits	(245,082)	(330,301)	(13,543)	(669,224)	(11,460)
Net transfers between other subaccounts
or fixed rate option	(39,051)	175,234	11,218	(119,932)	9,654
Miscellaneous transactions	502	(1,953)	(121)	—	2
Other charges	(19,121)	(22,675)	(2,809)	(2,683)	(442)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	(67,782)	192,098	147,123	(791,839)	2,917

TOTAL INCREASE (DECREASE) IN NET ASSETS	1,182,579	333,185	234,258	(600,307)	13,561

NET ASSETS
Beginning of period	2,793,070	3,818,246	483,943	6,869,004	58,617
End of period	$3,975,649	$4,151,431	$718,201	$6,268,697	$72,178

Beginning units	331,088	364,089	36,916	945,162	6,850
Units issued	46,055	139,311	21,790	68,270	1,796
Units redeemed	(51,142)	(120,700)	(11,330)	(176,914)	(1,533)
Ending units	326,001	382,700	47,376	836,518	7,113

The accompanying notes are an integral part of these financial statements.
A96

FINANCIAL STATEMENTS OF
PRUCO LIFE OF NEW JERSEY FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2023

	SUBACCOUNTS
	PSF Mid-Cap Growth Portfolio (Class III)	PSF Natural Resources Portfolio (Class III)	PSF PGIM 50/50 Balanced Portfolio (Class III)	PSF PGIM Flexible Managed Portfolio (Class III)	PSF PGIM Government Income Portfolio (Class III)
	1/1/2023	1/1/2023	1/1/2023	1/1/2023	1/1/2023
	to	to	to	to	to
	12/31/2023	12/31/2023	12/31/2023	12/31/2023	12/31/2023

OPERATIONS
Net investment income (loss)	$(1,560)	$(7,034)	$(8,848)	$(156,237)	$(7,336)
Capital gains distributions received	—	—	—	—	—
Net realized gain (loss) on shares redeemed	(763)	32,677	(34,504)	339,927	286
Net change in unrealized appreciation (depreciation) on investments	63,377	131,024	261,398	4,043,863	51,011
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	61,054	156,667	218,046	4,227,553	43,961

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	32,212	86,495	287,634	523,443	496,139
Annuity payments	—	—	—	—	—
Surrenders, withdrawals and death benefits	(405)	(177,735)	(75,875)	(4,953,589)	(197,633)
Net transfers between other subaccounts
or fixed rate option	1,279	3,391,040	(301,126)	30,526,632	(885,781)
Miscellaneous transactions	—	(289)	(37)	(194)	652
Other charges	(1,738)	(7,103)	(9,398)	(144,532)	(7,059)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	31,348	3,292,408	(98,802)	25,951,760	(593,682)

TOTAL INCREASE (DECREASE) IN NET ASSETS	92,402	3,449,075	119,244	30,179,313	(549,721)

NET ASSETS
Beginning of period	259,602	1,157,849	1,680,380	946,324	1,551,959
End of period	$352,004	$4,606,924	$1,799,624	$31,125,637	$1,002,238

Beginning units	34,980	86,903	184,913	103,783	183,139
Units issued	4,154	283,314	37,317	3,477,913	72,335
Units redeemed	(444)	(28,578)	(49,351)	(670,447)	(142,045)
Ending units	38,690	341,639	172,879	2,911,249	113,429
The accompanying notes are an integral part of these financial statements.
A97

FINANCIAL STATEMENTS OF
PRUCO LIFE OF NEW JERSEY FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2023

	SUBACCOUNTS
	PSF PGIM High Yield Bond Portfolio (Class III)	PSF PGIM Jennison Blend Portfolio (Class III)	PSF PGIM Jennison Growth Portfolio (Class III)	PSF PGIM Jennison Value Portfolio (Class III)	PSF PGIM Total Return Bond Portfolio (Class III)
	1/1/2023	1/1/2023	1/1/2023	1/1/2023	1/1/2023
	to	to	to	to	to
	12/31/2023	12/31/2023	12/31/2023	12/31/2023	12/31/2023

OPERATIONS
Net investment income (loss)	$(14,827)	$(1,937)	$(13,004)	$(4,319)	$(18,287)
Capital gains distributions received	—	—	—	—	—
Net realized gain (loss) on shares redeemed	(14,953)	1,440	(14,270)	7,191	(33,187)
Net change in unrealized appreciation (depreciation) on investments	331,131	106,837	1,050,051	99,497	280,447
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	301,351	106,340	1,022,777	102,369	228,973

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	781,946	48,020	21,489	42,864	687,345
Annuity payments	—	—	—	—	—
Surrenders, withdrawals and death benefits	(342,236)	(18,696)	(61,810)	(77,498)	(199,046)
Net transfers between other subaccounts
or fixed rate option	43,299	198,012	(62,152)	(38,283)	337,357
Miscellaneous transactions	(100)	415	(34)	(609)	(922)
Other charges	(15,029)	(2,033)	(13,419)	(4,425)	(18,885)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	467,880	225,718	(115,926)	(77,951)	805,849

TOTAL INCREASE (DECREASE) IN NET ASSETS	769,231	332,058	906,851	24,418	1,034,822

NET ASSETS
Beginning of period	2,473,219	272,829	2,011,747	764,671	3,074,657
End of period	$3,242,450	$604,887	$2,918,598	$789,089	$4,109,479

Beginning units	271,128	32,995	293,739	75,582	358,643
Units issued	105,167	25,815	19,526	13,205	145,545
Units redeemed	(56,027)	(3,188)	(33,483)	(20,565)	(54,172)
Ending units	320,268	55,622	279,782	68,222	450,016

The accompanying notes are an integral part of these financial statements.
A98

FINANCIAL STATEMENTS OF
PRUCO LIFE OF NEW JERSEY FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2023

	SUBACCOUNTS
	PSF Small-Cap Stock Index Portfolio (Class III)	PSF Stock Index Portfolio (Class III)	MFS® Investors Trust Series (Service Class)	MFS® International Intrinsic Value Portfolio (Initial Class)	MFS® Mid Cap Growth Series (Initial Class)
	1/1/2023	1/1/2023	1/1/2023	1/1/2023	1/1/2023
	to	to	to	to	to
	12/31/2023	12/31/2023	12/31/2023	12/31/2023	12/31/2023

OPERATIONS
Net investment income (loss)	$(10,608)	$(40,930)	$(91)	$71	$(57)
Capital gains distributions received	—	—	15,911	2,843	153
Net realized gain (loss) on shares redeemed	(26,774)	29,431	(336)	(2,972)	(153)
Net change in unrealized appreciation (depreciation) on investments	327,638	1,665,137	31,321	10,050	3,055
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	290,256	1,653,638	46,805	9,992	2,998

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	221,347	877,485	81,616	30,146	9,012
Annuity payments	—	—	—	—	—
Surrenders, withdrawals and death benefits	(65,556)	(476,354)	(13,156)	(23,873)	(489)
Net transfers between other subaccounts
or fixed rate option	179,521	1,338,971	16,687	54	—
Miscellaneous transactions	(1,755)	163	—	—	—
Other charges	(11,241)	(42,564)	(1,401)	(4)	(6)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	322,316	1,697,701	83,746	6,323	8,517

TOTAL INCREASE (DECREASE) IN NET ASSETS	612,572	3,351,339	130,551	16,315	11,515

NET ASSETS
Beginning of period	1,695,389	5,666,859	204,374	54,739	10,383
End of period	$2,307,961	$9,018,198	$334,925	$71,054	$21,898

Beginning units	196,589	612,400	15,035	5,480	1,009
Units issued	87,854	278,551	6,803	2,782	795
Units redeemed	(51,413)	(111,019)	(969)	(2,192)	(42)
Ending units	233,030	779,932	20,869	6,070	1,762

The accompanying notes are an integral part of these financial statements.
A99

FINANCIAL STATEMENTS OF
PRUCO LIFE OF NEW JERSEY FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2023

	SUBACCOUNTS
	Western Asset Core Plus VIT Portfolio (Class I)	ClearBridge Variable Small Cap Growth Portfolio (Class I)	Fidelity® VIP International Capital Appreciation Portfolio (Initial Class)	Fidelity® VIP Mid Cap Portfolio (Initial Class)	Fidelity® VIP Emerging Markets Portfolio (Initial Class)
	1/1/2023	1/1/2023	1/1/2023	1/1/2023	1/1/2023
	to	to	to	to	to
	12/31/2023	12/31/2023	12/31/2023	12/31/2023	12/31/2023

OPERATIONS
Net investment income (loss)	$741	$(131)	$(6)	$153	$1,734
Capital gains distributions received	—	—	—	1,848	—
Net realized gain (loss) on shares redeemed	(250)	(451)	(436)	(401)	(4,527)
Net change in unrealized appreciation (depreciation) on investments	851	3,040	8,990	7,595	11,050
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	1,342	2,458	8,548	9,195	8,257

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	—	—	—	2,795	15,653
Annuity payments	—	—	—	—	—
Surrenders, withdrawals and death benefits	(886)	(1,055)	(1,425)	(1,049)	(11,954)
Net transfers between other subaccounts
or fixed rate option	—	—	—	1,525	(1,401)
Miscellaneous transactions	—	—	—	—	116
Other charges	(11)	(6)	(4)	(4)	(6)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	(897)	(1,061)	(1,429)	3,267	2,408

TOTAL INCREASE (DECREASE) IN NET ASSETS	445	1,397	7,119	12,462	10,665

NET ASSETS
Beginning of period	21,687	32,088	32,473	59,312	85,231
End of period	$22,132	$33,485	$39,592	$71,774	$95,896

Beginning units	2,537	2,964	3,344	4,835	8,297
Units issued	—	—	—	389	1,635
Units redeemed	(103)	(99)	(133)	(120)	(1,386)
Ending units	2,434	2,865	3,211	5,104	8,546
The accompanying notes are an integral part of these financial statements.
A100

FINANCIAL STATEMENTS OF
PRUCO LIFE OF NEW JERSEY FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2023

	SUBACCOUNTS
	Dimensional VA U.S. Targeted Value Portfolio	BlackRock Large Cap Focus Growth V.I. Fund (Class I)	American Funds IS® U.S. Government Securities Fund® (Class 1)	American Funds IS® The Bond Fund of America® (Class 1)	Vanguard VIF International Portfolio
	1/1/2023	1/1/2023	1/1/2023	1/1/2023	1/1/2023
	to	to	to	to	to
	12/31/2023	12/31/2023	12/31/2023	12/31/2023	12/31/2023

OPERATIONS
Net investment income (loss)	$420	$(1,097)	$12,994	$5,771	$1,408
Capital gains distributions received	3,446	5,356	—	—	6,865
Net realized gain (loss) on shares redeemed	(136)	(6,757)	(981)	(2,725)	(4,961)
Net change in unrealized appreciation (depreciation) on investments	5,048	114,662	1,879	4,386	23,779
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	8,778	112,164	13,892	7,432	27,091

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	2,236	—	295,189	378,834	47,500
Annuity payments	—	—	—	—	—
Surrenders, withdrawals and death benefits	(1,961)	(6,565)	(1,503)	(465)	(2,229)
Net transfers between other subaccounts
or fixed rate option	44	(11,369)	3,127	(193,803)	(809)
Miscellaneous transactions	—	—	341	1,689	—
Other charges	(3)	(17)	(6)	(6)	(18)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	316	(17,951)	297,148	186,249	44,444

TOTAL INCREASE (DECREASE) IN NET ASSETS	9,094	94,213	311,040	193,681	71,535

NET ASSETS
Beginning of period	45,240	219,614	97,503	11,512	199,482
End of period	$54,334	$313,827	$408,543	$205,193	$271,017

Beginning units	3,189	23,204	10,341	1,252	19,392
Units issued	160	108	32,413	41,064	4,580
Units redeemed	(134)	(1,532)	(457)	(20,953)	(819)
Ending units	3,215	21,780	42,297	21,363	23,153

The accompanying notes are an integral part of these financial statements.
A101

FINANCIAL STATEMENTS OF
PRUCO LIFE OF NEW JERSEY FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2023

	SUBACCOUNTS
	Vanguard VIF Diversified Value Portfolio	Vanguard VIF Total International Stock Market Index Portfolio	Vanguard VIF Mid-Cap Index Portfolio	Vanguard VIF Equity Index Portfolio	MFS® Total Return Bond Series (Initial Class)
	1/1/2023	1/1/2023	1/1/2023	1/1/2023	1/1/2023
	to	to	to	to	to
	12/31/2023	12/31/2023	12/31/2023	12/31/2023	12/31/2023

OPERATIONS
Net investment income (loss)	$1,329	$601	$764	$25	$323
Capital gains distributions received	10,862	529	2,012	119	—
Net realized gain (loss) on shares redeemed	(438)	(4,919)	(1,490)	2	(126)
Net change in unrealized appreciation (depreciation) on investments	24,501	11,244	14,265	720	567
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	36,254	7,455	15,551	866	764

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	—	272,082	—	—	—
Annuity payments	—	—	—	—	—
Surrenders, withdrawals and death benefits	(2,955)	(1,350)	(4,005)	—	(466)
Net transfers between other subaccounts
or fixed rate option	540	(171,325)	—	—	—
Miscellaneous transactions	—	2,871	—	—	—
Other charges	(13)	(3)	(5)	(3)	(6)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	(2,428)	102,275	(4,010)	(3)	(472)

TOTAL INCREASE (DECREASE) IN NET ASSETS	33,826	109,730	11,541	863	292

NET ASSETS
Beginning of period	189,120	41,175	107,495	3,427	11,310
End of period	$222,946	$150,905	$119,036	$4,290	$11,602

Beginning units	15,169	4,074	9,521	292	1,269
Units issued	157	24,499	—	—	—
Units redeemed	(327)	(15,555)	(350)	—	(51)
Ending units	14,999	13,018	9,171	292	1,218

The accompanying notes are an integral part of these financial statements.
A102

FINANCIAL STATEMENTS OF
PRUCO LIFE OF NEW JERSEY FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2023

	SUBACCOUNTS
	Fidelity® VIP Investment Grade Bond Portfolio (Initial Class)	MFS® New Discovery Series (Initial Class)	ClearBridge Variable Dividend Strategy Portfolio (Class I)	MFS® Utilities Series (Initial Class)	Vanguard VIF Real Estate Index Portfolio
	1/1/2023	1/1/2023	1/1/2023	1/1/2023	1/1/2023
	to	to	to	to	to
	12/31/2023	12/31/2023	12/31/2023	12/31/2023	12/31/2023

OPERATIONS
Net investment income (loss)	$2,211	$(208)	$2,388	$207	$346
Capital gains distributions received	—	—	19,591	409	1,057
Net realized gain (loss) on shares redeemed	(824)	(1,022)	(1,189)	394	(44)
Net change in unrealized appreciation (depreciation) on investments	4,113	7,812	(3,132)	(517)	4,840
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	5,500	6,582	17,658	493	6,199

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	—	16,929	5,590	9,038	28,098
Annuity payments	—	—	—	—	—
Surrenders, withdrawals and death benefits	(1,437)	(1,270)	(5,551)	(12,640)	(10)
Net transfers between other subaccounts
or fixed rate option	2,193	2,164	23	(80)	2,768
Miscellaneous transactions	—	84	—	—	—
Other charges	(6)	(4)	(9)	(6)	(6)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	750	17,903	53	(3,688)	30,850

TOTAL INCREASE (DECREASE) IN NET ASSETS	6,250	24,485	17,711	(3,195)	37,049

NET ASSETS
Beginning of period	96,442	42,136	128,782	20,193	22,627
End of period	$102,692	$66,621	$146,493	$16,998	$59,676

Beginning units	10,567	4,265	10,536	1,803	2,521
Units issued	470	1,780	439	891	3,481
Units redeemed	(400)	(127)	(438)	(1,137)	(5)
Ending units	10,637	5,918	10,537	1,557	5,997

The accompanying notes are an integral part of these financial statements.
A103

FINANCIAL STATEMENTS OF
PRUCO LIFE OF NEW JERSEY FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2023

	SUBACCOUNTS
	Vanguard VIF Total Bond Market Index Portfolio	Vanguard VIF Equity Income Portfolio	Vanguard VIF High Yield Bond Portfolio	Vanguard VIF Short-Term Investment Grade Portfolio	PSF Natural Resources Portfolio (Class I)
	1/1/2023	1/1/2023	1/1/2023	1/1/2023	1/1/2023
	to	to	to	to	to
	12/31/2023	12/31/2023	12/31/2023	12/31/2023	12/31/2023

OPERATIONS
Net investment income (loss)	$485	$2,429	$880	$148	$(164)
Capital gains distributions received	—	6,896	—	—	—
Net realized gain (loss) on shares redeemed	(23)	(193)	(15)	(14)	5,583
Net change in unrealized appreciation (depreciation) on investments	912	395	1,366	4,070	(5,871)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	1,374	9,527	2,231	4,204	(452)

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	—	—	—	74,339	30,576
Annuity payments	—	—	—	—	—
Surrenders, withdrawals and death benefits	—	(29)	—	(2,477)	(53,787)
Net transfers between other subaccounts
or fixed rate option	—	—	—	—	—
Miscellaneous transactions	—	—	—	293	—
Other charges	(7)	(15)	(1)	—	(12)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	(7)	(44)	(1)	72,155	(23,223)

TOTAL INCREASE (DECREASE) IN NET ASSETS	1,367	9,483	2,230	76,359	(23,675)

NET ASSETS
Beginning of period	29,100	132,260	20,790	40,139	70,405
End of period	$30,467	$141,743	$23,020	$116,498	$46,730

Beginning units	3,331	10,628	2,171	4,204	4,002
Units issued	—	—	—	7,612	1,652
Units redeemed	(1)	(4)	—	(253)	(3,037)
Ending units	3,330	10,624	2,171	11,563	2,617

The accompanying notes are an integral part of these financial statements.
A104

FINANCIAL STATEMENTS OF
PRUCO LIFE OF NEW JERSEY FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2023

	SUBACCOUNTS
	Vanguard VIF Total Stock Market Index Portfolio	Vanguard VIF Balanced Portfolio	Vanguard VIF Growth Portfolio	Dimensional VA International Value Portfolio	Fidelity® VIP Floating Rate High Income Portfolio (Initial Class)
	1/1/2023	1/1/2023	1/1/2023	1/1/2023	1/1/2023
	to	to	to	to	to
	12/31/2023	12/31/2023	12/31/2023	12/31/2023	12/31/2023

OPERATIONS
Net investment income (loss)	$355	$58	$(762)	$6,393	$514
Capital gains distributions received	5,463	178	—	1,365	—
Net realized gain (loss) on shares redeemed	(50)	—	(378)	498	—
Net change in unrealized appreciation (depreciation) on investments	17,127	345	42,824	2,912	335
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	22,895	581	41,684	11,168	849

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	—	—	—	134,935	—
Annuity payments	—	—	—	—	—
Surrenders, withdrawals and death benefits	—	—	(27)	(24,474)	—
Net transfers between other subaccounts
or fixed rate option	5,662	—	—	—	—
Miscellaneous transactions	—	—	—	(110)	—
Other charges	—	(3)	(14)	(6)	(6)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	5,662	(3)	(41)	110,345	(6)

TOTAL INCREASE (DECREASE) IN NET ASSETS	28,557	578	41,643	121,513	843

NET ASSETS
Beginning of period	88,680	4,304	106,958	29,237	7,311
End of period	$117,237	$4,882	$148,601	$150,750	$8,154

Beginning units	7,712	399	10,589	2,544	692
Units issued	446	—	—	10,640	—
Units redeemed	(2)	—	(4)	(1,974)	(1)
Ending units	8,156	399	10,585	11,210	691

The accompanying notes are an integral part of these financial statements.
A105

FINANCIAL STATEMENTS OF
PRUCO LIFE OF NEW JERSEY FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2023

	SUBACCOUNTS
	American Funds IS® Washington Mutual Investors Fund (Class 1)	American Funds IS® Growth Fund (Class 1)	American Funds IS® Growth-Income Fund (Class 1)	Fidelity® VIP Technology Portfolio (Initial Class)	MFS® Value Series (Service Class)
	1/1/2023	1/1/2023	1/1/2023	1/1/2023	2/1/2023*
	to	to	to	to	to
	12/31/2023	12/31/2023	12/31/2023	12/31/2023	12/31/2023

OPERATIONS
Net investment income (loss)	$507	$415	$289	$(18)	$177
Capital gains distributions received	105	2,245	619	194	2,378
Net realized gain (loss) on shares redeemed	1,132	101	59	29	(10)
Net change in unrealized appreciation (depreciation) on investments	3,663	21,273	3,734	2,933	933
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	5,407	24,034	4,701	3,138	3,478

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	186,942	174,792	17,397	1,677	45,474
Annuity payments	—	—	—	—	—
Surrenders, withdrawals and death benefits	—	(3,115)	(385)	(76)	—
Net transfers between other subaccounts
or fixed rate option	(153,860)	26,540	90	45	12,002
Miscellaneous transactions	894	143	—	—	(197)
Other charges	(6)	(6)	(6)	(3)	—
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	33,970	198,354	17,096	1,643	57,279

TOTAL INCREASE (DECREASE) IN NET ASSETS	39,377	222,388	21,797	4,781	60,757

NET ASSETS
Beginning of period	10,999	10,177	10,776	5,075	—
End of period	$50,376	$232,565	$32,573	$9,856	$60,757

Beginning units	885	867	952	415	—
Units issued	13,976	13,727	1,368	100	5,436
Units redeemed	(11,388)	(215)	(28)	(4)	(1,492)
Ending units	3,473	14,379	2,292	511	3,944

*Date subaccount became available for investment.

The accompanying notes are an integral part of these financial statements.
A106

FINANCIAL STATEMENTS OF
PRUCO LIFE OF NEW JERSEY FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2023

	SUBACCOUNTS
	PSF PGIM Government Money Market Portfolio (Class III)	MFS® Value Series (Initial Class)	American Funds IS® Ultra-Short Bond Fund (Class 1)	BlackRock Advantage Large Cap Core V.I. Fund (Class I)	BlackRock Basic Value V.I. Fund (Class I)
	2/1/2023*	1/1/2023***	1/1/2023***	1/1/2023***	1/1/2023***
	to	to	to	to	to
	12/31/2023	12/31/2023	12/31/2023	12/31/2023	12/31/2023

OPERATIONS
Net investment income (loss)	$73,703	$(44)	$2,206	$239	$1,653
Capital gains distributions received	—	—	—	—	4,322
Net realized gain (loss) on shares redeemed	—	1	38	(2)	92
Net change in unrealized appreciation (depreciation) on investments	—	2,251	(1,031)	1,614	4,881
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	73,703	2,208	1,213	1,851	10,948

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	15,543,419	39,169	62,821	33,311	108,838
Annuity payments	—	—	—	—	—
Surrenders, withdrawals and death benefits	(221,396)	(19)	(4,058)	(672)	(3,977)
Net transfers between other subaccounts
or fixed rate option	(10,570,174)	352	—	—	—
Miscellaneous transactions	(978)	—	(1)	56	(1,694)
Other charges	—	—	—	—	—
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	4,750,871	39,502	58,762	32,695	103,167

TOTAL INCREASE (DECREASE) IN NET ASSETS	4,824,574	41,710	59,975	34,546	114,115

NET ASSETS
Beginning of period	—	—	—	—	—
End of period	$4,824,574	$41,710	$59,975	$34,546	$114,115

Beginning units	—	—	—	—	—
Units issued	1,775,570	3,260	6,216	2,424	8,525
Units redeemed	(1,305,006)	(2)	(399)	(50)	(310)
Ending units	470,564	3,258	5,817	2,374	8,215

*Date subaccount became available for investment.

***Subaccount became available for investment prior to 2023 but had no activity until 2023.

The accompanying notes are an integral part of these financial statements.
A107

FINANCIAL STATEMENTS OF
PRUCO LIFE OF NEW JERSEY FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2023

	SUBACCOUNTS
	Dimensional VA International Small Portfolio	Dimensional VA U.S. Large Value Portfolio	Fidelity® VIP Strategic Income Portfolio (Initial Class)	ClearBridge Variable Appreciation Portfolio (Class I)	MFS® Technology Portfolio (Initial Class)
	1/1/2023***	1/1/2023***	1/1/2023***	1/1/2023***	1/1/2023***
	to	to	to	to	to
	12/31/2023	12/31/2023	12/31/2023	12/31/2023	12/31/2023

OPERATIONS
Net investment income (loss)	$1,272	$417	$2,630	$229	$(80)
Capital gains distributions received	—	327	—	809	—
Net realized gain (loss) on shares redeemed	(60)	3	(878)	269	(2)
Net change in unrealized appreciation (depreciation) on investments	999	1,392	46	916	7,495
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	2,211	2,139	1,798	2,223	7,413

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	49,560	23,147	291,412	174,848	48,558
Annuity payments	—	—	—	—	—
Surrenders, withdrawals and death benefits	(1,607)	—	—	—	(2,503)
Net transfers between other subaccounts
or fixed rate option	—	—	(229,262)	(138,222)	26,541
Miscellaneous transactions	381	(263)	1,313	657	224
Other charges	—	—	—	—	—
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	48,334	22,884	63,463	37,283	72,820

TOTAL INCREASE (DECREASE) IN NET ASSETS	50,545	25,023	65,261	39,506	80,233

NET ASSETS
Beginning of period	—	—	—	—	—
End of period	$50,545	$25,023	$65,261	$39,506	$80,233

Beginning units	—	—	—	—	—
Units issued	4,412	1,917	29,243	12,965	5,588
Units redeemed	(147)	—	(23,011)	(10,208)	(192)
Ending units	4,265	1,917	6,232	2,757	5,396

***Subaccount became available for investment prior to 2023 but had no activity until 2023.

The accompanying notes are an integral part of these financial statements.
A108

FINANCIAL STATEMENTS OF
PRUCO LIFE OF NEW JERSEY FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2023

	SUBACCOUNTS
	BlackRock Equity Dividend V.I. Fund (Class I)	Fidelity® VIP Financials Portfolio (Initial Class)	Fidelity® VIP Health Care Portfolio (Initial Class)
	1/1/2023***	1/1/2023***	1/1/2023***
	to	to	to
	12/31/2023	12/31/2023	12/31/2023

OPERATIONS
Net investment income (loss)	$95	$490	$(1)
Capital gains distributions received	1,390	—	—
Net realized gain (loss) on shares redeemed	—	1	3
Net change in unrealized appreciation (depreciation) on investments	431	2,021	161
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	1,916	2,512	163

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	31,277	23,591	1,677
Annuity payments	—	—	—
Surrenders, withdrawals and death benefits	—	—	(73)
Net transfers between other subaccounts
or fixed rate option	—	—	60
Miscellaneous transactions	(38)	—	—
Other charges	—	—	—
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	31,239	23,591	1,664

TOTAL INCREASE (DECREASE) IN NET ASSETS	33,155	26,103	1,827

NET ASSETS
Beginning of period	—	—	—
End of period	$33,155	$26,103	$1,827

Beginning units	—	—	—
Units issued	2,485	1,889	162
Units redeemed	—	—	(7)
Ending units	2,485	1,889	155

***Subaccount became available for investment prior to 2023 but had no activity until 2023.

The accompanying notes are an integral part of these financial statements.
A109

NOTES TO FINANCIAL STATEMENTS OF
PRUCO LIFE OF NEW JERSEY FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT
December 31, 2024

Note 1:    General

Pruco Life of New Jersey Flexible Premium Variable Annuity Account (the “Account”) was established under the laws of the State of New Jersey on May 20, 1996 as a separate investment account of Pruco Life Insurance Company of New Jersey (“Pruco Life of New Jersey”), which is a wholly-owned subsidiary of Pruco Life Insurance Company (an Arizona domiciled company), which in turn is wholly-owned by The Prudential Insurance Company of America (“Prudential”). Prudential is a wholly-owned subsidiary of Prudential Financial, Inc. (“Prudential Financial”). Under applicable insurance law, the assets and liabilities of the Account are clearly identified and distinguished from the other assets and liabilities of Pruco Life of New Jersey. Proceeds from purchases of the variable annuity contracts listed below (individually, a “contract” or “product” and collectively, the “contracts” or “products”) are invested in the Account. The portion of the Account’s assets applicable to the contracts is not chargeable with liabilities arising out of any other business Pruco Life of New Jersey may conduct.

Discovery Choice Variable Annuity	Prudential Premier Variable Annuity Bb SeriesSM
Discovery Select Variable Annuity	Strategic PartnersSM Advisor Variable Annuity
Prudential Defined Income (PDI) Variable Annuity	Strategic PartnersSM Flexelite Variable Annuity
Prudential MyRock Advisor New York Variable Annuity	Strategic PartnersSM Flexelite 2 Variable Annuity
Prudential FlexGuard New York	Strategic Partners Plus Variable Annuity
Prudential Premier Advisor Variable Annuity Series	Strategic Partners Plus 3 Variable Annuity
Prudential Premier Investment Variable Annuity B, C Series	Strategic PartnersSM Select Variable Annuity
Prudential Premier Retirement Variable Annuity	Strategic Partners Annuity One Variable Annuity
Prudential Premier Retirement Variable Annuity X, B, L, C Series	Strategic Partners Annuity One 3 Variable Annuity
Prudential Premier Variable Annuity B, L, X Series
The Account is registered with the Securities and Exchange Commission (“SEC”) under the Investment Company Act of 1940, as amended, as a unit investment trust. The Account is a funding vehicle for the contracts. The contracts offer the option to invest in various subaccounts listed below, each of which invests in a corresponding portfolio of either The Prudential Series Fund, the Advanced Series Trust or one of the non-Prudential administered funds (collectively, the “Portfolios”). Investment options vary by contract.

The corresponding subaccount names are as follows:

PSF PGIM Government Money Market Portfolio (Class I)
PSF PGIM Total Return Bond Portfolio (Class I)
PSF PGIM Jennison Blend Portfolio (Class I)
PSF PGIM Jennison Value Portfolio (Class I)
PSF PGIM High Yield Bond Portfolio (Class I)
PSF Stock Index Portfolio (Class I)
PSF Global Portfolio (Class I)
PSF PGIM Jennison Growth Portfolio (Class I)
PSF Small-Cap Stock Index Portfolio (Class I)
T. Rowe Price International Stock Portfolio
T. Rowe Price Equity Income Portfolio (Equity Income Portfolio Class)
Invesco V.I. Core Equity Fund (Series I)
Janus Henderson VIT Research Portfolio (Institutional Shares)
Janus Henderson VIT Overseas Portfolio (Institutional Shares)
MFS® Research Series (Initial Class)
MFS® Growth Series (Initial Class)
LVIP American Century Value Fund (Standard Class II) (formerly American Century VP Value Fund (Class I))
Franklin Small-Mid Cap Growth VIP Fund (Class 2)
Davis Equity Portfolio (formerly Davis Value Portfolio)
AB VPS Large Cap Growth Portfolio (Class B)
A110

Note 1:    General (continued)

Janus Henderson VIT Research Portfolio (Service Shares)
PSF Mid-Cap Growth Portfolio (Class I)
AST Cohen & Steers Realty Portfolio
AST J.P. Morgan Conservative Multi-Asset Portfolio (formerly AST J.P. Morgan Tactical Preservation Portfolio)
AST High Yield Portfolio
AST Small-Cap Value Portfolio*
AST Mid-Cap Growth Portfolio*
AST Large-Cap Value Portfolio
AST Mid-Cap Value Portfolio*
AST T. Rowe Price Natural Resources Portfolio
AST T. Rowe Price Asset Allocation Portfolio*
AST MFS Global Equity Portfolio
AST Capital Growth Asset Allocation Portfolio
AST Academic Strategies Asset Allocation Portfolio
AST Balanced Asset Allocation Portfolio
AST Preservation Asset Allocation Portfolio
AST Prudential Growth Allocation Portfolio
AST Advanced Strategies Portfolio
AST Large-Cap Growth Portfolio
AST Government Money Market Portfolio
AST Small-Cap Equity Portfolio (formerly AST Small-Cap Growth Portfolio)
AST International Equity Portfolio
AST Investment Grade Bond Portfolio
AST Core Fixed Income Portfolio
AST Emerging Markets Equity Portfolio
AST J.P. Morgan Moderate Multi-Asset Portfolio (formerly AST J.P. Morgan Global Thematic Portfolio)
ProFund VP Consumer Discretionary
ProFund VP Consumer Staples
ProFund VP Financials
ProFund VP Health Care
ProFund VP Industrials
ProFund VP Mid-Cap Growth
ProFund VP Mid-Cap Value
ProFund VP Real Estate
ProFund VP Small-Cap Growth
ProFund VP Small-Cap Value
ProFund VP Communication Services
ProFund VP Utilities
ProFund VP Large-Cap Growth
ProFund VP Large-Cap Value
Allspring VT International Equity Fund (Class 1)****
Allspring VT Discovery All Cap Growth Fund (Class 1)
AST Quantitative Modeling Portfolio
Allspring VT Opportunity Fund (Class 1)
AST Bond Portfolio 2023****
AST Bond Portfolio 2024****
AST ClearBridge Dividend Growth Portfolio
AST Multi-Sector Fixed Income Portfolio
AST Large-Cap Core Portfolio
A111

Note 1:    General (continued)

AST Bond Portfolio 2025
AST J.P. Morgan Aggressive Multi-Asset Portfolio (formerly AST T. Rowe Price Growth Opportunities Portfolio)
AST Bond Portfolio 2026
AST Global Bond Portfolio
BlackRock Global Allocation V.I. Fund (Class III)
AST Bond Portfolio 2027
NVIT Emerging Markets Fund (Class D)
AST Bond Portfolio 2028
AST Bond Portfolio 2029***
AST Bond Portfolio 2030
AST Bond Portfolio 2031
MFS® International Growth Portfolio (Service Class)
MFS® Massachusetts Investors Growth Stock Portfolio (Service Class)
MFS® Technology Portfolio (Service Class)
MFS® Mid Cap Growth Series (Service Class)
MFS® New Discovery Series (Service Class)
MFS® Research Series (Service Class)
MFS® Total Return Bond Series (Service Class)
MFS® Total Return Series (Service Class)
MFS® Utilities Series (Service Class)
American Funds IS® Asset Allocation Fund (Class 4)¹
American Funds IS® Washington Mutual Investors Fund (Class 4)¹
American Funds IS® The Bond Fund of America® (Class 4)¹
American Funds IS® Capital World Growth and Income Fund® (Class 4)¹
American Funds IS® Global Small Capitalization Fund (Class 4)¹
American Funds IS® Growth Fund (Class 4)¹
American Funds IS® Growth-Income Fund (Class 4)¹
American Funds IS® International Fund (Class 4)¹
American Funds IS® New World Fund® (Class 4)¹
BlackRock Advantage Large Cap Core V.I. Fund (Class III)
BlackRock Advantage Large Cap Value V.I. Fund (Class III)
BlackRock Capital Appreciation V.I. Fund (Class III)
BlackRock Equity Dividend V.I. Fund (Class III)
BlackRock Large Cap Focus Growth V.I. Fund (Class III)
Fidelity® VIP Balanced Portfolio (Service Class 2)
Fidelity® VIP Contrafund℠ Portfolio (Service Class 2)
Fidelity® VIP Growth Opportunities Portfolio (Service Class 2)
Fidelity® VIP Health Care Portfolio (Service Class 2)
BlackRock Basic Value V.I. Fund (Class III)
AST Bond Portfolio 2032
PSF Global Portfolio (Class III)
PSF Mid-Cap Growth Portfolio (Class III)
PSF Natural Resources Portfolio (Class III)
PSF PGIM 50/50 Balanced Portfolio (Class III)
PSF PGIM Flexible Managed Portfolio (Class III)
PSF PGIM Government Income Portfolio (Class III)
PSF PGIM High Yield Bond Portfolio (Class III)
PSF PGIM Jennison Blend Portfolio (Class III)
PSF PGIM Jennison Growth Portfolio (Class III)
A112

Note 1:    General (continued)

PSF PGIM Jennison Value Portfolio (Class III)
PSF PGIM Total Return Bond Portfolio (Class III)
PSF Small-Cap Stock Index Portfolio (Class III)
PSF Stock Index Portfolio (Class III)
MFS® Investors Trust Series (Service Class)
MFS® International Intrinsic Value Portfolio (Initial Class)
MFS® Mid Cap Growth Series (Initial Class)
Western Asset Core Plus VIT Portfolio (Class I)
ClearBridge Variable Small Cap Growth Portfolio (Class I)
Fidelity® VIP International Capital Appreciation Portfolio (Initial Class)
Fidelity® VIP Mid Cap Portfolio (Initial Class)
Fidelity® VIP Emerging Markets Portfolio (Initial Class)
Dimensional VA U.S. Targeted Value Portfolio (formerly DFA VA U.S. Targeted Value Portfolio)
BlackRock Large Cap Focus Growth V.I. Fund (Class I)
American Funds IS® U.S. Government Securities Fund® (Class 1)¹
American Funds IS® The Bond Fund of America® (Class 1)¹
Vanguard VIF International Portfolio²
Vanguard VIF Diversified Value Portfolio²
Vanguard VIF Total International Stock Market Index Portfolio²
Vanguard VIF Mid-Cap Index Portfolio²
Vanguard VIF Equity Index Portfolio²
MFS® Total Return Bond Series (Initial Class)
Fidelity® VIP Investment Grade Bond Portfolio (Initial Class)
MFS® New Discovery Series (Initial Class)
ClearBridge Variable Dividend Strategy Portfolio (Class I)
MFS® Utilities Series (Initial Class)
Vanguard VIF Real Estate Index Portfolio²
Vanguard VIF Total Bond Market Index Portfolio²
Vanguard VIF Equity Income Portfolio²
Vanguard VIF High Yield Bond Portfolio²
Vanguard VIF Short-Term Investment Grade Portfolio²
PSF Natural Resources Portfolio (Class I)
Vanguard VIF Total Stock Market Index Portfolio²
Vanguard VIF Balanced Portfolio²
Vanguard VIF Growth Portfolio²
Dimensional VA International Value Portfolio (formerly DFA VA International Value Portfolio)
Fidelity® VIP Floating Rate High Income Portfolio (Initial Class)
American Funds IS® Washington Mutual Investors Fund (Class 1)¹
American Funds IS® Growth Fund (Class 1)¹
American Funds IS® Growth-Income Fund (Class 1)¹
Fidelity® VIP Technology Portfolio (Initial Class)
MFS® Value Series (Service Class)
PSF PGIM Government Money Market Portfolio (Class III)
MFS® Value Series (Initial Class)
American Funds IS® Ultra-Short Bond Fund (Class 1)¹
BlackRock Advantage Large Cap Core V.I. Fund (Class I)
BlackRock Basic Value V.I. Fund (Class I)
Dimensional VA International Small Portfolio (formerly DFA VA International Small Portfolio)
Dimensional VA U.S. Large Value Portfolio (formerly DFA VA U.S. Large Value Portfolio)
A113

Note 1:    General (continued)

Fidelity® VIP Strategic Income Portfolio (Initial Class)***
ClearBridge Variable Appreciation Portfolio (Class I)***
MFS® Technology Portfolio (Initial Class)
BlackRock Equity Dividend V.I. Fund (Class I)
Fidelity® VIP Financials Portfolio (Initial Class)
Fidelity® VIP Health Care Portfolio (Initial Class)
AST Bond Portfolio 2034
Fidelity® VIP Contrafund℠ Portfolio (Initial Class)
Fidelity® VIP Growth Opportunities Portfolio (Initial Class)
Fidelity® VIP Growth Portfolio (Initial Class)
Fidelity® VIP High Income Portfolio (Initial Class)
ClearBridge Variable Mid Cap Portfolio (Class I)
Vanguard VIF Capital Growth Portfolio²
AST Bond Portfolio 2035***
American Funds IS® Asset Allocation Fund (Class 1)**¹
AST Bond Portfolio 2033**
BlackRock Capital Appreciation V.I. Fund (Class I)**
BlackRock Global Allocation V.I. Fund (Class I)**
PSF PGIM 50/50 Balanced Portfolio (Class I)**
Dimensional VA Global Bond Portfolio (formerly DFA VA Global Bond Portfolio)**
Dimensional VA Global Moderate Allocation Portfolio (formerly VA Global Moderate Allocation Portfolio)**
Dimensional VA Short-Term Fixed Portfolio (formerly DFA VA Short-Term Fixed Portfolio)**
Fidelity® VIP Balanced Portfolio (Initial Class)**
Fidelity® VIP Consumer Discretionary Portfolio (Initial Class)**
Fidelity® VIP Disciplined Small Cap Portfolio (Initial Class)**
Fidelity® VIP Industrials Portfolio (Initial Class)**
Fidelity® VIP Utilities Portfolio (Initial Class)**
PSF PGIM Flexible Managed Portfolio (Class I)**
PSF PGIM Government Income Portfolio (Class I)**
ClearBridge Variable Growth Portfolio (Class I) (formerly ClearBridge Variable Aggressive Growth Portfolio (Class I))**
Franklin Multi-Asset Variable Conservative Growth Fund (Class I)**
Franklin Multi-Asset Variable Growth Fund (Class I)**
Franklin Multi-Asset Variable Moderate Growth Fund (Class I)**
Western Asset Variable Global High Yield Bond Portfolio (Class I)**
MFS® Investors Trust Series (Initial Class)**
MFS® Total Return Series (Initial Class)**
MFS® Massachusetts Investors Growth Stock Portfolio (Initial Class)**
Vanguard VIF Global Bond Index Portfolio**²
Vanguard VIF Conservative Allocation Portfolio**²
Vanguard VIF Moderate Allocation Portfolio**²
Allspring VT Small Cap Growth Fund (Class 1)**
ClearBridge Variable Large Cap Growth Portfolio (Class I)**

¹	IS - Insurance Series
²	VIF - Variable Insurance Funds
A114

Note 1:    General (continued)

*	Subaccount merged during the period ended December 31, 2024.
**	Subaccount was available for investment but had no assets as of December 31, 2024, and had no activity during 2024.
***	Subaccount was available for investment but had no assets as of December 31, 2024.
****	Subaccount liquidated during the period ended December 31, 2024

The following table sets forth the dates at which mergers took place in the Account. The transfers from the removed subaccounts to the surviving subaccounts for the period ended December 31, 2024 are reflected in the Statements of Changes in Net Assets as net transfers between subaccounts and purchases and sales in Note 5.

Merger Date	Removed Portfolio	Surviving Portfolio
December 6, 2024	AST T. Rowe Price Asset Allocation Portfolio	AST Balanced Asset Allocation Portfolio
December 13, 2024	AST Mid-Cap Growth Portfolio	AST Large-Cap Growth Portfolio
December 13, 2024	AST Mid-Cap Value Portfolio	AST Large-Cap Value Portfolio
December 13, 2024	AST Small-Cap Value Portfolio	AST Small-Cap Equity Portfolio

New sales of certain products which invest in the Account have been discontinued. However, premium payments made by contract owners will continue to be received by the Account, subject to the rules of the products and any optional benefits, if elected.

The Portfolios are open-end management investment companies, and each portfolio of The Prudential Series Fund and the Advanced Series Trust is managed by affiliates of Prudential. Each subaccount of the Account indirectly bears exposure to risks which may be interrelated and include, but are not limited to, the market, credit and liquidity risks of the portfolio in which it invests. These financial statements should be read in conjunction with the financial statements and footnotes of the Portfolios. Additional information on these Portfolios is available upon request to the appropriate companies.

The Account is an independent accounting entity established by the resolution of the insurance company’s board of directors or trustees to engage in a single line of business for the insurance company’s variable contracts. The Account is comprised of multiple subaccounts to invest in its specific corresponding Portfolio. Each subaccount of the Account constitutes a single reportable segment because its separate financial information is available, regularly evaluated and used by the chief operating decision maker (“CODM”) to measure the segment’s performance, and also to assess the allocation of resources across the segments. The accounting policies of the segments is the same as those described in Note 2: Significant Accounting Policies.

The Account’s CODM is a group of executives that include the chief financial officer, the life company investment committee and the business leaders associated with each Account. Overall business decisions for the Account are made by this group of executives, including the investment strategy, capital allocation and expense structure of each subaccount, in accordance with the contract and applicable regulations. The measure of segment profit or loss is reported on the Statements of Operations as “Net Increase (Decrease) in Net Assets Resulting from Operations” and the measure of segment assets is reported as “Net Assets” on the Statements of Net Assets. Due to the nature of the business, the segment’s significant expenses are charges for mortality and expense risk, charges for administration and/or reimbursement for excess expenses which are reported separately on the Statements of Operations and/or Statements of Changes in Net Assets.

Note 2:    Significant Accounting Policies

The Account is an investment company and, accordingly, follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board Accounting Standards Codification Topic 946, Financial Services-Investment Companies, which is part of the generally accepted accounting principles in the United States of America (“GAAP”). The preparation of the financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts and disclosures at the date of the financial statements and the reported amounts of increases and decreases in net assets resulting from operations during the reporting period.
A115

Note 2:    Significant Accounting Policies (continued)

Actual results could differ from those estimates. The most significant estimates relate to the valuation of investments in the Portfolios. Subsequent events have been evaluated through the date these financial statements were issued, and no adjustment or disclosure is required in the financial statements.

Investments - The investments in shares of the Portfolios are stated at the reported net asset value per share of the respective Portfolios, which is based on the fair value of the underlying securities in the respective Portfolios. All changes in fair value are recorded as net change in unrealized appreciation (depreciation) on investments in the Statements of Operations of the applicable subaccounts.

Security Transactions - Purchase and sale transactions are recorded as of the trade date of the security being purchased or sold. Realized gains and losses on security transactions are determined based upon the average cost method.

Dividend Income and Distributions Received - Dividend and capital gain distributions received are reinvested in additional shares of the Portfolios and are recorded on the ex-distribution date.

Effective for the annual reporting period ended December 31, 2024, the Account adopted FASB Accounting Standards Update 2023-07 Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures. The adoption of the ASU impacted only the financial statement disclosures and did not affect the Account’s financial position or its results of operations.

Note 3:    Fair Value Measurements

Fair value represents the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The authoritative fair value guidance establishes a framework for measuring fair value that includes a hierarchy used to classify the inputs used in measuring fair value. The level in the fair value hierarchy within which the fair value measurement falls is determined based on the lowest level input that is significant to the fair value measurement. The levels of the fair value hierarchy are as follows:
Level 1 - Fair value is based on unadjusted quoted prices in active markets for identical assets or liabilities that the Account can access.
Level 2 - Fair value is based on significant inputs, other than Level 1 inputs, that are observable for the investment, either directly or indirectly, for substantially the full term of the investment through corroboration with observable market data. Level 2 inputs include the reported net asset value per share of the underlying portfolio, quoted market prices in active markets for similar investments, quoted market prices in markets that are not active for identical or similar investments, and other market observable inputs.
Level 3 - Fair value is based on at least one significant unobservable input for the investment, which may require significant judgment or estimation in determining the fair value.
As of December 31, 2024, management determined that the fair value inputs for all of the Account’s investments, which consist solely of investments in open-end mutual funds registered with the SEC, were considered Level 2.

Note 4:    Taxes
Pruco Life of New Jersey is taxed as a “life insurance company” as defined by the Internal Revenue Code. The results of operations of the Account form a part of Prudential Financial’s consolidated federal tax return. No federal, state or local income taxes are payable by the Account. As such, no provision for tax liability has been recorded in these financial statements. Prudential management will review periodically the status of the policy in the event of changes in the tax law.

A116

Note 5:    Purchases and Sales of Investments
The aggregate costs of purchases and proceeds from sales, excluding distributions received and reinvested, of investments in the Portfolios for the period ended December 31, 2024 were as follows:

	Purchases	Sales
PSF PGIM Government Money Market Portfolio (Class I)	$1,022,110	$1,295,329
PSF PGIM Total Return Bond Portfolio (Class I)	832,966	1,469,291
PSF PGIM Jennison Blend Portfolio (Class I)	193,208	3,680,259
PSF PGIM Jennison Value Portfolio (Class I)	340,295	2,840,963
PSF PGIM High Yield Bond Portfolio (Class I)	529,816	2,110,694
PSF Stock Index Portfolio (Class I)	1,359,023	7,979,183
PSF Global Portfolio (Class I)	42,710	625,040
PSF PGIM Jennison Growth Portfolio (Class I)	75,946	3,728,868
PSF Small-Cap Stock Index Portfolio (Class I)	365,053	2,398,703
T. Rowe Price International Stock Portfolio	19,446	227,683
T. Rowe Price Equity Income Portfolio (Equity Income Portfolio Class)	5,154	848,077
Invesco V.I. Core Equity Fund (Series I)	8,474	839,921
Janus Henderson VIT Research Portfolio (Institutional Shares)	27,317	1,062,602
Janus Henderson VIT Overseas Portfolio (Institutional Shares)	107,325	553,009
MFS® Research Series (Initial Class)	10,181	137,849
MFS® Growth Series (Initial Class)	38,749	1,028,871
LVIP American Century Value Fund (Standard Class II)	10,462	444,242
Franklin Small-Mid Cap Growth VIP Fund (Class 2)	33,603	397,929
Davis Equity Portfolio	502	230,674
AB VPS Large Cap Growth Portfolio (Class B)	34,053	99,310
Janus Henderson VIT Research Portfolio (Service Shares)	19,592	122,741
PSF Mid-Cap Growth Portfolio (Class I)	77,219	1,212,773
AST Cohen & Steers Realty Portfolio	3,697,797	8,468,578
AST J.P. Morgan Conservative Multi-Asset Portfolio	34,370,527	79,540,595
AST High Yield Portfolio	2,025,339	5,008,565
AST Small-Cap Value Portfolio	4,158,983	45,457,559
AST Mid-Cap Growth Portfolio	4,512,084	62,922,383
AST Large-Cap Value Portfolio	41,263,525	24,715,421
AST Mid-Cap Value Portfolio	3,646,059	42,846,296
AST T. Rowe Price Natural Resources Portfolio	4,132,783	6,003,506
AST T. Rowe Price Asset Allocation Portfolio	27,503,652	1,362,820,958
AST MFS Global Equity Portfolio	2,093,197	5,333,458
AST Capital Growth Asset Allocation Portfolio	45,146,057	136,495,818
AST Academic Strategies Asset Allocation Portfolio	19,030,027	40,056,582
AST Balanced Asset Allocation Portfolio	1,213,329,997	174,602,344
AST Preservation Asset Allocation Portfolio	38,177,433	72,382,631
AST Prudential Growth Allocation Portfolio	74,586,910	198,312,649
AST Advanced Strategies Portfolio	12,580,233	84,470,711
AST Large-Cap Growth Portfolio	63,407,292	53,987,153
AST Government Money Market Portfolio	51,044,612	63,856,705
AST Small-Cap Equity Portfolio	42,722,025	12,813,985
AST International Equity Portfolio	5,507,328	10,798,707
AST Investment Grade Bond Portfolio	439,241,876	632,380,345
AST Core Fixed Income Portfolio	34,224,645	50,779,895
AST Emerging Markets Equity Portfolio	4,258,432	5,454,182
AST J.P. Morgan Moderate Multi-Asset Portfolio	9,485,548	31,834,651
A117

Note 5:    Purchases and Sales of Investments (continued)

	Purchases	Sales
ProFund VP Consumer Discretionary	$41,422	$112,184
ProFund VP Consumer Staples	31,246	32,578
ProFund VP Financials	22,656	75,487
ProFund VP Health Care	56,261	40,724
ProFund VP Industrials	39,583	75,194
ProFund VP Mid-Cap Growth	30,056	44,307
ProFund VP Mid-Cap Value	20,721	56,711
ProFund VP Real Estate	24,442	39,143
ProFund VP Small-Cap Growth	10,064	19,376
ProFund VP Small-Cap Value	21,101	57,245
ProFund VP Communication Services	2,101	11,335
ProFund VP Utilities	41,693	65,313
ProFund VP Large-Cap Growth	29,706	239,259
ProFund VP Large-Cap Value	39,624	41,515
Allspring VT International Equity Fund (Class 1)	—	14,717
Allspring VT Discovery All Cap Growth Fund (Class 1)	—	146,035
AST Quantitative Modeling Portfolio	3,819,455	14,491,123
Allspring VT Opportunity Fund (Class 1)	—	24,974
AST Bond Portfolio 2023	—	—
AST Bond Portfolio 2024	481,390	6,753,470
AST ClearBridge Dividend Growth Portfolio	3,805,576	5,293,088
AST Multi-Sector Fixed Income Portfolio	6,604,620	203,311,413
AST Large-Cap Core Portfolio	6,029,470	7,856,809
AST Bond Portfolio 2025	4,878,711	2,174,423
AST J.P. Morgan Aggressive Multi-Asset Portfolio	64,003,396	73,568,343
AST Bond Portfolio 2026	221,050	209,633
AST Global Bond Portfolio	3,463,125	4,819,011
BlackRock Global Allocation V.I. Fund (Class III)	876,735	1,376,140
AST Bond Portfolio 2027	67,897	336,656
NVIT Emerging Markets Fund (Class D)	26,157	46,772
AST Bond Portfolio 2028	407	314,469
AST Bond Portfolio 2029	—	4,767
AST Bond Portfolio 2030	134,030	444,740
AST Bond Portfolio 2031	1,177,114	2,571,572
MFS® International Growth Portfolio (Service Class)	406,083	199,403
MFS® Massachusetts Investors Growth Stock Portfolio (Service Class)	302,613	164,264
MFS® Technology Portfolio (Service Class)	947,558	1,281,735
MFS® Mid Cap Growth Series (Service Class)	250,459	245,232
MFS® New Discovery Series (Service Class)	23,052	55,637
MFS® Research Series (Service Class)	48,467	11,952
MFS® Total Return Bond Series (Service Class)	815,492	828,912
MFS® Total Return Series (Service Class)	641,291	320,532
MFS® Utilities Series (Service Class)	424,223	576,386
American Funds IS® Asset Allocation Fund (Class 4)	545,950	402,022
American Funds IS® Washington Mutual Investors Fund (Class 4)	262,901	129,943
American Funds IS® The Bond Fund of America® (Class 4)	896,724	464,059
American Funds IS® Capital World Growth and Income Fund® (Class 4)	152,782	190,875
American Funds IS® Global Small Capitalization Fund (Class 4)	17,921	64,718
A118

Note 5:    Purchases and Sales of Investments (continued)

	Purchases	Sales
American Funds IS® Growth Fund (Class 4)	$1,052,382	$1,324,672
American Funds IS® Growth-Income Fund (Class 4)	519,842	292,037
American Funds IS® International Fund (Class 4)	25,142	59,543
American Funds IS® New World Fund® (Class 4)	111,399	95,186
BlackRock Advantage Large Cap Core V.I. Fund (Class III)	470,836	253,196
BlackRock Advantage Large Cap Value V.I. Fund (Class III)	286,994	144,804
BlackRock Capital Appreciation V.I. Fund (Class III)	257,425	431,697
BlackRock Equity Dividend V.I. Fund (Class III)	265,361	419,333
BlackRock Large Cap Focus Growth V.I. Fund (Class III)	657,083	486,271
Fidelity® VIP Balanced Portfolio (Service Class 2)	2,380,545	852,296
Fidelity® VIP Contrafund℠ Portfolio (Service Class 2)	737,863	1,336,970
Fidelity® VIP Growth Opportunities Portfolio (Service Class 2)	607,682	670,825
Fidelity® VIP Health Care Portfolio (Service Class 2)	582,182	584,366
BlackRock Basic Value V.I. Fund (Class III)	269,935	125,099
AST Bond Portfolio 2032	249,800	1,584,372
PSF Global Portfolio (Class III)	62,139	8,917
PSF Mid-Cap Growth Portfolio (Class III)	156,629	11,131
PSF Natural Resources Portfolio (Class III)	237,010	971,213
PSF PGIM 50/50 Balanced Portfolio (Class III)	885,391	145,819
PSF PGIM Flexible Managed Portfolio (Class III)	420,000	6,185,798
PSF PGIM Government Income Portfolio (Class III)	273,126	137,635
PSF PGIM High Yield Bond Portfolio (Class III)	672,131	637,027
PSF PGIM Jennison Blend Portfolio (Class III)	160,565	53,734
PSF PGIM Jennison Growth Portfolio (Class III)	867,958	1,120,057
PSF PGIM Jennison Value Portfolio (Class III)	201,278	195,285
PSF PGIM Total Return Bond Portfolio (Class III)	1,325,218	1,077,904
PSF Small-Cap Stock Index Portfolio (Class III)	660,422	269,236
PSF Stock Index Portfolio (Class III)	1,420,842	1,989,723
MFS® Investors Trust Series (Service Class)	128,331	49,302
MFS® International Intrinsic Value Portfolio (Initial Class)	51,076	18,319
MFS® Mid Cap Growth Series (Initial Class)	3,203	962
Western Asset Core Plus VIT Portfolio (Class I)	—	1,068
ClearBridge Variable Small Cap Growth Portfolio (Class I)	34,165	2,388
Fidelity® VIP International Capital Appreciation Portfolio (Initial Class)	3,622	1,953
Fidelity® VIP Mid Cap Portfolio (Initial Class)	13,931	8,929
Fidelity® VIP Emerging Markets Portfolio (Initial Class)	60,014	50,802
Dimensional VA U.S. Targeted Value Portfolio	27,667	3,373
BlackRock Large Cap Focus Growth V.I. Fund (Class I)	—	34,889
American Funds IS® U.S. Government Securities Fund® (Class 1)	45,146	60,648
American Funds IS® The Bond Fund of America® (Class 1)	83,967	74,859
Vanguard VIF International Portfolio	114,007	87,116
Vanguard VIF Diversified Value Portfolio	136,244	75,392
Vanguard VIF Total International Stock Market Index Portfolio	165,865	8,151
Vanguard VIF Mid-Cap Index Portfolio	—	5,789
Vanguard VIF Equity Index Portfolio	—	40
MFS® Total Return Bond Series (Initial Class)	19,856	685
Fidelity® VIP Investment Grade Bond Portfolio (Initial Class)	32,866	9,493
MFS® New Discovery Series (Initial Class)	18,814	7,015
A119

Note 5:    Purchases and Sales of Investments (continued)

	Purchases	Sales
ClearBridge Variable Dividend Strategy Portfolio (Class I)	$17	$7,461
MFS® Utilities Series (Initial Class)	22,985	17,221
Vanguard VIF Real Estate Index Portfolio	2,585	1,761
Vanguard VIF Total Bond Market Index Portfolio	—	257
Vanguard VIF Equity Income Portfolio	17,515	2,418
Vanguard VIF High Yield Bond Portfolio	41,950	933
Vanguard VIF Short-Term Investment Grade Portfolio	54,389	10,004
PSF Natural Resources Portfolio (Class I)	29,045	47,761
Vanguard VIF Total Stock Market Index Portfolio	—	1,001
Vanguard VIF Balanced Portfolio	—	43
Vanguard VIF Growth Portfolio	33,144	5,754
Dimensional VA International Value Portfolio	99,793	44,305
Fidelity® VIP Floating Rate High Income Portfolio (Initial Class)	57,934	8,915
American Funds IS® Washington Mutual Investors Fund (Class 1)	3,485	43,649
American Funds IS® Growth Fund (Class 1)	50,220	52,489
American Funds IS® Growth-Income Fund (Class 1)	63,893	4,046
Fidelity® VIP Technology Portfolio (Initial Class)	7,144	553
MFS® Value Series (Service Class)	541,998	113,609
PSF PGIM Government Money Market Portfolio (Class III)	43,757,603	36,930,754
MFS® Value Series (Initial Class)	310	786
American Funds IS® Ultra-Short Bond Fund (Class 1)	74,650	10,426
BlackRock Advantage Large Cap Core V.I. Fund (Class I)	107,092	7,332
BlackRock Basic Value V.I. Fund (Class I)	116,054	12,960
Dimensional VA International Small Portfolio	9,288	5,307
Dimensional VA U.S. Large Value Portfolio	—	575
Fidelity® VIP Strategic Income Portfolio (Initial Class)	—	68,705
ClearBridge Variable Appreciation Portfolio (Class I)	—	46,346
MFS® Technology Portfolio (Initial Class)	20,574	27,148
BlackRock Equity Dividend V.I. Fund (Class I)	3,365	7,885
Fidelity® VIP Financials Portfolio (Initial Class)	2,736	7,630
Fidelity® VIP Health Care Portfolio (Initial Class)	19,629	445
AST Bond Portfolio 2034	709,633	408,941
Fidelity® VIP Contrafund℠ Portfolio (Initial Class)	151,764	17,375
Fidelity® VIP Growth Opportunities Portfolio (Initial Class)	3,169	38
Fidelity® VIP Growth Portfolio (Initial Class)	231,975	4,589
Fidelity® VIP High Income Portfolio (Initial Class)	103,213	2,169
ClearBridge Variable Mid Cap Portfolio (Class I)	37,447	2,330
Vanguard VIF Capital Growth Portfolio	71,934	624
AST Bond Portfolio 2035	10,798	10,450

Note 6:    Related Party Transactions

The Account has extensive transactions and relationships with Prudential and other affiliates. Due to these relationships, it is possible that the terms of these transactions are not the same as those that would result from transactions among wholly unrelated parties. Prudential Financial and its affiliates perform various services on behalf of the portfolios of The Prudential Series Fund and the Advanced Series Trust in which the Account invests and may receive fees for the services performed. These services include, among other things, investment management, subadvisory, shareholder
A120

Note 6:    Related Party Transactions (continued)
communications, postage, transfer agency and various other record keeping, administrative and customer service functions.
The Prudential Series Fund has entered into a management agreement with PGIM Investments LLC ("PGIM Investments"), and the Advanced Series Trust has entered into a management agreement with PGIM Investments and AST Investment Services, Inc., both indirect, wholly-owned subsidiaries of Prudential Financial (together, the “Investment Managers”). Pursuant to these agreements, the Investment Managers have responsibility for all investment advisory services and supervise the subadvisers’ performance of such services with respect to each portfolio of The Prudential Series Fund and the Advanced Series Trust. The Investment Managers have entered into subadvisory agreements with several subadvisers, including PGIM, Inc., PGIM Limited, Jennison Associates LLC, and PGIM Quantitative Solutions LLC, each of which are indirect, wholly-owned subsidiaries of Prudential Financial.

The Prudential Series Fund has a distribution agreement with Prudential Investment Management Services LLC (“PIMS”), an indirect, wholly-owned subsidiary of Prudential Financial, which acts as the distributor of the Class I and Class II shares of the portfolios of The Prudential Series Fund. No distribution or service (12b-1) fees are paid to PIMS as distributor of the Class I shares of the portfolios of The Prudential Series Fund, which is the class of shares owned by the Account.
The Advanced Series Trust has a distribution agreement with Prudential Annuities Distributors, Inc. (“PAD”), an indirect, wholly-owned subsidiary of Prudential Financial, which acts as the distributor of the shares of each portfolio of the Advanced Series Trust. Distribution and service fees are paid to PAD by most portfolios of the Advanced Series Trust.

Prudential Mutual Fund Services LLC, an affiliate of the Investment Managers and an indirect, wholly-owned subsidiary of Prudential Financial, serves as the transfer agent of each portfolio of The Prudential Series Fund and the Advanced Series Trust.

Certain charges and fees of the portfolios of The Prudential Series Fund and the Advanced Series Trust may be waived and/or reimbursed by Prudential and its affiliates. Prudential and its affiliates reserve the right to discontinue these waivers/reimbursements at its discretion, subject to the contractual obligations of Prudential and its affiliates.

See The Prudential Series Fund and the Advanced Series Trust financial statements for further discussion of such expense and waiver/reimbursement arrangements. The subaccounts of the Account indirectly bear the expenses of the underlying portfolios of The Prudential Series Fund and the Advanced Series Trust in which it invests, including the related party expenses disclosed above.

Note 7:    Financial Highlights

Pruco Life of New Jersey sells a number of variable annuity products that are funded through the Account. These products have unique combinations of features and fees that are charged against the contract owner’s account balance. Differences in the fee structures result in a variety of unit values, expense ratios and total returns.

In the table below, the units outstanding, the ranges of lowest to highest unit values, the net assets, the investment income ratio, expense ratios, and total returns are presented for the products offered by Pruco Life of New Jersey and funded through the Account. Only product designs within each subaccount that had units outstanding during the respective periods were considered when determining the ranges. The summary may not reflect the minimum and maximum contract charges as contract owners may not have selected all available contract options offered by Pruco Life of New Jersey.
A121

Note 7:    Financial Highlights (continued)

	At the period ended					For the period ended
	Units Outstanding (000s)	Unit Value Lowest — Highest			Net Assets (000s)	Investment Income Ratio*	Expense Ratio** Lowest — Highest			Total Return*** Lowest — Highest
	PSF PGIM Government Money Market Portfolio (Class I)
December 31, 2024	3,256	$0.95	to	$11.03	$4,082	4.90%	0.40%	to	1.75%	3.18%	to	4.59%
December 31, 2023	3,422	$0.92	to	$10.55	$4,155	4.76%	0.40%	to	1.75%	3.08%	to	4.46%
December 31, 2022	3,688	$0.89	to	$10.10	$4,331	1.31%	0.40%	to	1.75%	-0.33%	to	0.98%
December 31, 2021	5,032	$0.89	to	$9.67	$5,656	0.04%	1.00%	to	1.75%	-1.62%	to	-0.95%
December 31, 2020	4,551	$0.91	to	$9.77	$5,391	0.30%	1.00%	to	1.75%	-1.38%	to	-0.70%

	PSF PGIM Total Return Bond Portfolio (Class I)
December 31, 2024	2,428	$2.41	to	$9.62	$7,160	0.00%	0.40%	to	1.40%	1.57%	to	2.59%
December 31, 2023	2,702	$2.37	to	$9.38	$7,564	0.00%	0.40%	to	1.40%	5.79%	to	6.84%
December 31, 2022	3,122	$2.24	to	$8.75	$8,122	0.00%	0.50%	to	1.40%	-15.99%	to	-15.24%
December 31, 2021	3,520	$2.67	to	$3.09	$10,866	0.00%	1.35%	to	1.40%	-2.13%	to	-2.08%
December 31, 2020	3,863	$2.72	to	$3.16	$12,186	0.00%	1.35%	to	1.40%	6.95%	to	7.01%

	PSF PGIM Jennison Blend Portfolio (Class I)
December 31, 2024	2,307	$5.18	to	$8.54	$18,929	0.00%	1.35%	to	1.80%	24.07%	to	24.63%
December 31, 2023	2,734	$4.18	to	$6.86	$17,995	0.00%	1.35%	to	1.80%	30.18%	to	30.76%
December 31, 2022	2,642	$3.21	to	$5.25	$13,202	0.00%	1.35%	to	1.80%	-26.42%	to	-26.09%
December 31, 2021	2,882	$4.34	to	$7.10	$19,500	0.00%	1.35%	to	1.80%	18.23%	to	18.75%
December 31, 2020	3,290	$3.65	to	$5.98	$18,760	0.00%	1.35%	to	1.80%	26.72%	to	27.28%

	PSF PGIM Jennison Value Portfolio (Class I)
December 31, 2024	2,419	$3.95	to	$8.13	$15,161	0.00%	1.35%	to	1.80%	18.82%	to	19.35%
December 31, 2023	2,824	$3.32	to	$6.82	$14,759	0.00%	1.35%	to	1.80%	13.17%	to	13.67%
December 31, 2022	3,163	$2.93	to	$6.00	$14,637	0.00%	1.35%	to	1.80%	-9.52%	to	-9.12%
December 31, 2021	3,657	$3.24	to	$6.61	$18,510	0.00%	1.35%	to	1.80%	25.53%	to	26.09%
December 31, 2020	4,160	$2.58	to	$5.24	$16,791	0.00%	1.35%	to	1.80%	1.75%	to	2.20%

	PSF PGIM High Yield Bond Portfolio (Class I)
December 31, 2024	1,112	$3.34	to	$22.24	$6,498	0.00%	0.40%	to	1.80%	6.68%	to	8.17%
December 31, 2023	1,362	$3.12	to	$20.77	$7,509	0.00%	0.40%	to	1.80%	9.85%	to	11.38%
December 31, 2022	1,544	$2.83	to	$18.83	$7,668	0.00%	0.40%	to	1.80%	-12.81%	to	-11.60%
December 31, 2021	1,782	$3.23	to	$21.51	$10,369	0.00%	0.40%	to	1.80%	6.02%	to	7.50%
December 31, 2020	1,983	$3.03	to	$20.21	$10,712	0.00%	1.35%	to	1.80%	5.21%	to	5.68%

	PSF Stock Index Portfolio (Class I)
December 31, 2024	3,531	$4.10	to	$23.31	$43,729	0.00%	0.35%	to	1.90%	22.27%	to	24.21%
December 31, 2023	4,080	$3.34	to	$18.80	$40,878	0.00%	0.35%	to	1.90%	23.53%	to	25.48%
December 31, 2022	4,646	$2.70	to	$15.02	$37,882	0.00%	0.35%	to	1.95%	-19.93%	to	-18.62%
December 31, 2021	5,180	$3.35	to	$18.49	$51,905	0.00%	0.35%	to	1.95%	25.78%	to	27.83%
December 31, 2020	5,581	$2.66	to	$14.49	$42,621	0.00%	0.35%	to	1.95%	15.78%	to	17.66%

	PSF Global Portfolio (Class I)
December 31, 2024	674	$2.50	to	$14.79	$3,316	0.00%	0.40%	to	1.75%	13.16%	to	14.69%
December 31, 2023	782	$2.20	to	$4.86	$3,403	0.00%	1.40%	to	1.75%	17.54%	to	17.95%
December 31, 2022	843	$1.87	to	$4.12	$3,131	0.00%	1.40%	to	1.75%	-20.19%	to	-19.91%
December 31, 2021	935	$2.34	to	$5.14	$4,338	0.00%	1.40%	to	1.75%	16.20%	to	16.60%
December 31, 2020	1,056	$2.01	to	$4.41	$4,186	0.00%	1.40%	to	1.75%	13.84%	to	14.24%

	PSF PGIM Jennison Growth Portfolio (Class I)
December 31, 2024	2,101	$4.72	to	$20.16	$25,499	0.00%	0.40%	to	1.80%	28.55%	to	30.35%
December 31, 2023	2,429	$3.66	to	$15.47	$22,599	0.00%	0.40%	to	1.80%	50.80%	to	52.89%
December 31, 2022	2,721	$2.42	to	$7.12	$16,740	0.00%	1.35%	to	1.80%	-38.70%	to	-38.43%
December 31, 2021	3,016	$3.95	to	$11.56	$30,035	0.00%	1.35%	to	1.80%	13.96%	to	14.46%
December 31, 2020	3,508	$3.46	to	$10.11	$30,868	0.00%	1.35%	to	1.80%	53.44%	to	54.12%

	PSF Small-Cap Stock Index Portfolio (Class I)
December 31, 2024	1,029	$7.26	to	$15.46	$11,898	0.00%	0.35%	to	1.90%	6.29%	to	7.97%
December 31, 2023	1,198	$6.79	to	$14.34	$12,925	0.00%	0.35%	to	1.90%	9.70%	to	15.33%
December 31, 2022	782	$5.94	to	$12.46	$7,513	0.00%	0.35%	to	1.90%	-17.96%	to	-16.67%
December 31, 2021	879	$7.20	to	$14.98	$10,220	0.00%	0.35%	to	1.90%	23.94%	to	25.90%
December 31, 2020	939	$5.78	to	$11.93	$8,500	0.00%	0.35%	to	1.90%	8.88%	to	10.60%
A122

Note 7:    Financial Highlights (continued)

	At the period ended					For the period ended
	Units Outstanding (000s)	Unit Value Lowest — Highest			Net Assets (000s)	Investment Income Ratio*	Expense Ratio** Lowest — Highest			Total Return*** Lowest — Highest
	T. Rowe Price International Stock Portfolio
December 31, 2024	377	$2.35	to	$2.35	$886	0.86%	1.40%	to	1.40%	1.82%	to	1.82%
December 31, 2023	458	$2.31	to	$2.31	$1,057	0.98%	1.40%	to	1.40%	14.64%	to	14.64%
December 31, 2022	487	$2.01	to	$2.01	$981	0.76%	1.40%	to	1.40%	-16.98%	to	-16.98%
December 31, 2021	554	$2.42	to	$2.42	$1,343	0.57%	1.40%	to	1.40%	-0.08%	to	-0.08%
December 31, 2020	613	$2.43	to	$2.43	$1,488	0.56%	1.40%	to	1.40%	12.87%	to	12.87%

	T. Rowe Price Equity Income Portfolio (Equity Income Portfolio Class)
December 31, 2024	752	$6.29	to	$6.29	$4,728	1.81%	1.40%	to	1.40%	10.15%	to	10.15%
December 31, 2023	880	$5.71	to	$5.71	$5,024	2.09%	1.40%	to	1.40%	8.03%	to	8.03%
December 31, 2022	954	$5.28	to	$5.28	$5,039	1.85%	1.40%	to	1.40%	-4.67%	to	-4.67%
December 31, 2021	1,072	$5.54	to	$5.54	$5,942	1.55%	1.40%	to	1.40%	23.81%	to	23.81%
December 31, 2020	1,252	$3.01	to	$4.48	$5,604	2.32%	1.35%	to	1.40%	-0.22%	to	-0.17%

	Invesco V.I. Core Equity Fund (Series I)
December 31, 2024	1,108	$2.97	to	$5.84	$6,444	0.69%	1.40%	to	1.65%	23.56%	to	23.86%
December 31, 2023	1,249	$2.40	to	$4.71	$5,865	0.71%	1.40%	to	1.65%	21.37%	to	21.66%
December 31, 2022	1,404	$1.98	to	$3.87	$5,422	0.90%	1.40%	to	1.65%	-21.83%	to	-21.64%
December 31, 2021	1,561	$2.53	to	$4.94	$7,695	0.63%	1.40%	to	1.65%	25.67%	to	25.97%
December 31, 2020	1,821	$2.02	to	$3.92	$7,129	1.32%	1.40%	to	1.65%	12.00%	to	12.28%

	Janus Henderson VIT Research Portfolio (Institutional Shares)
December 31, 2024	556	$4.32	to	$8.61	$4,780	0.03%	1.35%	to	1.40%	33.43%	to	33.50%
December 31, 2023	684	$3.23	to	$6.45	$4,405	0.15%	1.35%	to	1.40%	41.20%	to	41.27%
December 31, 2022	775	$2.29	to	$4.57	$3,527	0.71%	1.35%	to	1.40%	-30.86%	to	-30.82%
December 31, 2021	853	$3.31	to	$6.61	$5,623	0.10%	1.35%	to	1.40%	18.67%	to	18.73%
December 31, 2020	1,022	$2.79	to	$5.57	$5,675	0.53%	1.35%	to	1.40%	31.12%	to	31.18%

	Janus Henderson VIT Overseas Portfolio (Institutional Shares)
December 31, 2024	674	$2.68	to	$4.99	$3,339	1.34%	1.35%	to	1.65%	4.11%	to	4.42%
December 31, 2023	757	$2.57	to	$4.78	$3,568	1.50%	1.35%	to	1.65%	9.08%	to	9.40%
December 31, 2022	845	$2.36	to	$4.37	$3,650	1.73%	1.35%	to	1.65%	-10.09%	to	-9.82%
December 31, 2021	961	$2.62	to	$4.85	$4,606	1.13%	1.35%	to	1.65%	11.74%	to	12.07%
December 31, 2020	1,075	$2.35	to	$4.33	$4,608	1.34%	1.35%	to	1.65%	14.41%	to	14.75%

	MFS® Research Series (Initial Class)
December 31, 2024	195	$6.99	to	$6.99	$1,366	0.61%	1.40%	to	1.40%	17.22%	to	17.22%
December 31, 2023	212	$5.96	to	$5.96	$1,265	0.52%	1.40%	to	1.40%	20.73%	to	20.73%
December 31, 2022	229	$4.94	to	$4.94	$1,131	0.49%	1.40%	to	1.40%	-18.35%	to	-18.35%
December 31, 2021	253	$6.05	to	$6.05	$1,532	0.54%	1.40%	to	1.40%	23.08%	to	23.08%
December 31, 2020	315	$4.91	to	$4.91	$1,548	0.72%	1.40%	to	1.40%	14.98%	to	14.98%

	MFS® Growth Series (Initial Class)
December 31, 2024	744	$5.52	to	$18.08	$7,411	0.00%	0.40%	to	1.40%	29.64%	to	30.94%
December 31, 2023	839	$4.26	to	$13.81	$6,457	0.00%	0.40%	to	1.40%	33.99%	to	35.32%
December 31, 2022	922	$3.18	to	$5.69	$5,239	0.00%	1.35%	to	1.40%	-32.58%	to	-32.54%
December 31, 2021	992	$4.71	to	$8.43	$8,360	0.00%	1.35%	to	1.40%	21.83%	to	21.88%
December 31, 2020	1,115	$3.86	to	$6.92	$7,717	0.00%	1.35%	to	1.40%	30.03%	to	30.10%

	LVIP American Century Value Fund (Standard Class II)
December 31, 2024	220	$5.33	to	$6.19	$1,362	2.77%	1.35%	to	1.40%	7.96%	to	8.02%
December 31, 2023	289	$4.93	to	$5.74	$1,655	2.37%	1.35%	to	1.40%	7.59%	to	7.65%
December 31, 2022	307	$4.58	to	$5.33	$1,634	2.05%	1.35%	to	1.40%	-0.85%	to	-0.79%
December 31, 2021	349	$4.62	to	$5.38	$1,877	1.75%	1.35%	to	1.40%	22.79%	to	22.85%
December 31, 2020	368	$3.76	to	$4.38	$1,611	2.30%	1.35%	to	1.40%	-0.42%	to	-0.37%

	Franklin Small-Mid Cap Growth VIP Fund (Class 2)
December 31, 2024	274	$3.33	to	$5.94	$1,605	0.00%	1.35%	to	1.65%	9.22%	to	9.55%
December 31, 2023	333	$3.04	to	$5.43	$1,788	0.00%	1.35%	to	1.65%	24.69%	to	25.06%
December 31, 2022	355	$2.44	to	$4.34	$1,522	0.00%	1.35%	to	1.65%	-34.77%	to	-34.57%
December 31, 2021	371	$3.74	to	$6.64	$2,434	0.00%	1.35%	to	1.65%	8.23%	to	8.55%
December 31, 2020	442	$3.46	to	$6.12	$2,679	0.00%	1.35%	to	1.65%	52.58%	to	53.03%
A123

Note 7:    Financial Highlights (continued)

	At the period ended					For the period ended
	Units Outstanding (000s)	Unit Value Lowest — Highest			Net Assets (000s)	Investment Income Ratio*	Expense Ratio** Lowest — Highest			Total Return*** Lowest — Highest
	Davis Equity Portfolio
December 31, 2024	200	$3.60	to	$3.65	$720	0.99%	1.35%	to	1.40%	16.42%	to	16.47%
December 31, 2023	263	$3.09	to	$3.13	$815	1.32%	1.35%	to	1.40%	30.80%	to	30.87%
December 31, 2022	296	$2.37	to	$2.39	$701	1.19%	1.35%	to	1.40%	-21.23%	to	-21.19%
December 31, 2021	350	$3.00	to	$3.04	$1,052	0.53%	1.35%	to	1.40%	16.22%	to	16.28%
December 31, 2020	434	$2.58	to	$2.61	$1,121	0.69%	1.35%	to	1.40%	10.18%	to	10.23%

	AB VPS Large Cap Growth Portfolio (Class B)
December 31, 2024	135	$3.86	to	$3.86	$520	0.00%	1.40%	to	1.40%	23.22%	to	23.22%
December 31, 2023	151	$3.13	to	$3.13	$473	0.00%	1.40%	to	1.40%	32.93%	to	32.93%
December 31, 2022	151	$2.35	to	$2.35	$357	0.00%	1.40%	to	1.40%	-29.67%	to	-29.67%
December 31, 2021	202	$3.35	to	$3.35	$677	0.00%	1.40%	to	1.40%	26.87%	to	26.87%
December 31, 2020	202	$2.64	to	$2.64	$532	0.00%	1.40%	to	1.40%	33.28%	to	33.28%

	Janus Henderson VIT Research Portfolio (Service Shares)
December 31, 2024	122	$3.29	to	$7.46	$662	0.00%	1.40%	to	1.75%	32.63%	to	33.09%
December 31, 2023	139	$2.47	to	$5.60	$572	0.06%	1.40%	to	1.75%	40.36%	to	40.85%
December 31, 2022	149	$1.76	to	$3.98	$433	0.57%	1.40%	to	1.75%	-31.27%	to	-31.03%
December 31, 2021	150	$2.56	to	$5.77	$633	0.02%	1.40%	to	1.75%	17.98%	to	18.39%
December 31, 2020	157	$2.16	to	$4.87	$557	0.34%	1.40%	to	1.75%	30.30%	to	30.74%

	PSF Mid-Cap Growth Portfolio (Class I)
December 31, 2024	713	$4.04	to	$9.11	$5,082	0.00%	1.35%	to	1.80%	12.22%	to	12.72%
December 31, 2023	890	$3.60	to	$8.09	$5,493	0.00%	1.35%	to	1.80%	21.37%	to	21.91%
December 31, 2022	985	$2.96	to	$6.64	$4,996	0.00%	1.35%	to	1.80%	-28.25%	to	-27.93%
December 31, 2021	1,140	$4.11	to	$9.21	$7,716	0.00%	1.35%	to	1.80%	8.73%	to	9.22%
December 31, 2020	1,305	$3.77	to	$8.44	$8,185	0.00%	1.35%	to	1.80%	44.86%	to	45.51%

	AST Cohen & Steers Realty Portfolio
December 31, 2024	1,043	$12.25	to	$41.98	$25,733	0.00%	0.35%	to	2.30%	4.20%	to	6.29%
December 31, 2023	1,198	$11.56	to	$40.13	$28,587	0.00%	0.35%	to	2.30%	9.51%	to	11.69%
December 31, 2022	958	$10.38	to	$36.50	$20,919	0.00%	0.35%	to	2.30%	-27.08%	to	-25.62%
December 31, 2021	1,151	$14.00	to	$49.85	$35,680	0.00%	0.35%	to	2.30%	39.57%	to	42.35%
December 31, 2020	1,245	$9.87	to	$35.58	$27,821	0.00%	0.35%	to	2.45%	-5.22%	to	-3.18%

	AST J.P. Morgan Conservative Multi-Asset Portfolio
December 31, 2024	19,045	$11.06	to	$19.47	$302,777	0.00%	0.35%	to	2.40%	3.69%	to	5.82%
December 31, 2023	21,618	$10.56	to	$18.60	$328,877	0.00%	0.35%	to	2.40%	5.27%	to	9.97%
December 31, 2022	15,270	$12.74	to	$17.09	$214,523	0.00%	0.55%	to	2.40%	-17.70%	to	-16.19%
December 31, 2021	21,890	$15.35	to	$20.56	$371,842	0.00%	0.55%	to	2.40%	5.42%	to	7.35%
December 31, 2020	10,391	$14.42	to	$19.31	$168,536	0.00%	0.55%	to	2.45%	8.62%	to	10.74%

	AST High Yield Portfolio
December 31, 2024	1,320	$11.38	to	$21.34	$21,892	0.00%	0.48%	to	2.30%	5.09%	to	7.05%
December 31, 2023	1,484	$10.65	to	$20.23	$23,207	0.00%	0.48%	to	2.30%	8.02%	to	10.03%
December 31, 2022	1,728	$9.70	to	$18.65	$24,966	0.00%	0.48%	to	2.30%	-13.55%	to	-11.94%
December 31, 2021	2,065	$11.03	to	$21.49	$34,203	0.00%	0.35%	to	2.30%	3.89%	to	5.96%
December 31, 2020	2,106	$10.44	to	$20.60	$33,441	0.00%	0.35%	to	2.45%	0.12%	to	2.28%

	AST Small-Cap Value Portfolio (merged December 13, 2024)
December 31, 2024	—	$15.37	to	$39.50	$—	0.00%	0.48%	to	2.30%	11.97%	to	13.96%
December 31, 2023	1,467	$13.51	to	$35.15	$36,399	0.00%	0.48%	to	2.30%	11.14%	to	13.21%
December 31, 2022	1,554	$11.96	to	$31.50	$34,396	0.00%	0.48%	to	2.30%	-15.31%	to	-13.74%
December 31, 2021	567	$13.88	to	$37.05	$15,089	0.00%	0.48%	to	2.25%	28.56%	to	30.89%
December 31, 2020	677	$10.63	to	$28.72	$13,818	0.00%	0.48%	to	2.45%	-1.61%	to	0.38%

	AST Mid-Cap Growth Portfolio (merged December 13, 2024)
December 31, 2024	—	$14.93	to	$46.71	$—	0.00%	0.35%	to	2.30%	15.78%	to	17.98%
December 31, 2023	1,808	$12.69	to	$40.19	$49,855	0.00%	0.35%	to	2.30%	19.14%	to	21.51%
December 31, 2022	1,937	$10.48	to	$33.60	$44,928	0.00%	0.35%	to	2.30%	-32.52%	to	-31.17%
December 31, 2021	2,108	$15.27	to	$49.60	$73,745	0.00%	0.35%	to	2.30%	7.94%	to	10.10%
December 31, 2020	2,255	$13.91	to	$45.77	$74,072	0.00%	0.35%	to	2.45%	31.54%	to	34.37%

A124

Note 7:    Financial Highlights (continued)

	At the period ended					For the period ended
	Units Outstanding (000s)	Unit Value Lowest — Highest			Net Assets (000s)	Investment Income Ratio*	Expense Ratio** Lowest — Highest			Total Return*** Lowest — Highest
	AST Large-Cap Value Portfolio
December 31, 2024	4,939	$16.42	to	$44.78	$148,908	0.00%	0.35%	to	2.30%	7.39%	to	9.54%
December 31, 2023	4,436	$15.03	to	$41.54	$121,606	0.00%	0.35%	to	2.30%	7.23%	to	9.37%
December 31, 2022	4,834	$13.79	to	$38.58	$122,986	0.00%	0.35%	to	2.30%	-0.63%	to	1.35%
December 31, 2021	1,575	$13.65	to	$38.67	$42,500	0.00%	0.35%	to	2.30%	26.24%	to	28.76%
December 31, 2020	1,783	$10.63	to	$30.51	$38,727	0.00%	0.35%	to	2.45%	-2.19%	to	-0.08%

	AST Mid-Cap Value Portfolio (merged December 13, 2024)
December 31, 2024	—	$15.91	to	$47.59	$—	0.00%	0.35%	to	2.30%	13.58%	to	15.75%
December 31, 2023	1,293	$13.75	to	$41.74	$33,998	0.00%	0.35%	to	2.30%	9.51%	to	11.68%
December 31, 2022	1,394	$12.31	to	$37.97	$33,445	0.00%	0.35%	to	2.30%	-9.89%	to	-8.09%
December 31, 2021	1,735	$13.39	to	$41.97	$47,681	0.00%	0.35%	to	2.30%	30.56%	to	33.16%
December 31, 2020	1,604	$10.19	to	$32.02	$33,858	0.00%	0.48%	to	2.85%	-4.58%	to	-2.26%

	AST T. Rowe Price Natural Resources Portfolio
December 31, 2024	1,013	$11.00	to	$18.02	$13,249	0.00%	0.85%	to	2.55%	1.26%	to	2.97%
December 31, 2023	1,128	$10.68	to	$17.59	$14,424	0.00%	0.48%	to	2.55%	-3.38%	to	0.79%
December 31, 2022	1,413	$10.63	to	$17.60	$18,440	0.00%	0.48%	to	2.55%	3.46%	to	5.58%
December 31, 2021	2,270	$10.11	to	$16.82	$28,074	0.00%	0.48%	to	2.55%	20.72%	to	23.20%
December 31, 2020	2,756	$8.23	to	$13.78	$27,662	0.00%	0.48%	to	2.55%	-4.65%	to	-2.69%

	AST T. Rowe Price Asset Allocation Portfolio (merged December 6, 2024)
December 31, 2024	—	$15.60	to	$29.39	$—	0.00%	0.35%	to	2.55%	12.29%	to	14.59%
December 31, 2023	56,019	$13.61	to	$26.03	$1,172,084	0.00%	0.35%	to	2.55%	13.97%	to	16.46%
December 31, 2022	59,956	$11.69	to	$22.71	$1,093,319	0.00%	0.35%	to	2.55%	-18.43%	to	-16.64%
December 31, 2021	72,394	$14.02	to	$27.68	$1,598,956	0.00%	0.35%	to	2.55%	9.62%	to	12.02%
December 31, 2020	60,620	$12.52	to	$25.10	$1,205,421	0.00%	0.35%	to	2.85%	9.33%	to	12.14%

	AST MFS Global Equity Portfolio
December 31, 2024	928	$13.42	to	$35.79	$24,499	0.00%	0.35%	to	2.55%	2.88%	to	5.14%
December 31, 2023	1,033	$12.80	to	$34.59	$26,336	0.00%	0.35%	to	2.55%	11.19%	to	13.62%
December 31, 2022	1,149	$11.30	to	$30.93	$26,188	0.00%	0.35%	to	2.55%	-20.00%	to	-18.25%
December 31, 2021	1,380	$13.87	to	$38.43	$39,405	0.00%	0.35%	to	2.55%	13.94%	to	16.44%
December 31, 2020	1,528	$11.95	to	$33.53	$38,256	0.00%	0.35%	to	2.55%	11.34%	to	13.78%

	AST Capital Growth Asset Allocation Portfolio
December 31, 2024	29,578	$22.89	to	$32.93	$753,206	0.00%	0.55%	to	2.55%	11.54%	to	13.77%
December 31, 2023	32,733	$20.30	to	$29.35	$742,209	0.00%	0.55%	to	2.55%	15.16%	to	17.44%
December 31, 2022	29,501	$17.44	to	$25.34	$581,842	0.00%	0.55%	to	2.55%	-18.97%	to	-17.36%
December 31, 2021	35,165	$21.30	to	$31.09	$843,786	0.00%	0.55%	to	2.55%	14.07%	to	16.33%
December 31, 2020	38,270	$18.48	to	$27.09	$795,759	0.00%	0.55%	to	2.70%	10.36%	to	12.80%

	AST Academic Strategies Asset Allocation Portfolio
December 31, 2024	9,425	$13.75	to	$19.07	$146,495	0.00%	0.55%	to	2.40%	5.17%	to	7.12%
December 31, 2023	10,655	$13.07	to	$18.05	$156,175	0.00%	0.55%	to	2.40%	7.64%	to	9.61%
December 31, 2022	11,135	$12.10	to	$16.70	$150,353	0.00%	0.55%	to	2.40%	-15.47%	to	-13.92%
December 31, 2021	16,045	$14.19	to	$19.67	$256,022	0.00%	0.55%	to	2.40%	9.80%	to	11.82%
December 31, 2020	17,949	$12.80	to	$17.83	$257,724	0.00%	0.55%	to	2.50%	1.67%	to	3.65%

	AST Balanced Asset Allocation Portfolio
December 31, 2024	89,337	$14.83	to	$26.90	$1,967,541	0.00%	0.35%	to	2.55%	9.10%	to	11.51%
December 31, 2023	43,543	$13.30	to	$24.51	$868,054	0.00%	0.35%	to	2.55%	12.90%	to	15.36%
December 31, 2022	45,250	$11.53	to	$21.58	$794,827	0.00%	0.35%	to	2.55%	-18.34%	to	-16.55%
December 31, 2021	36,045	$13.82	to	$26.27	$769,774	0.00%	0.35%	to	2.55%	10.04%	to	12.45%
December 31, 2020	40,432	$12.29	to	$23.74	$774,354	0.00%	0.35%	to	2.70%	8.75%	to	11.38%

	AST Preservation Asset Allocation Portfolio
December 31, 2024	16,279	$12.58	to	$19.54	$269,449	0.00%	0.35%	to	2.55%	5.11%	to	7.42%
December 31, 2023	18,154	$11.71	to	$18.26	$282,857	0.00%	0.35%	to	2.55%	9.01%	to	11.39%
December 31, 2022	19,280	$10.51	to	$16.52	$273,556	0.00%	0.35%	to	2.55%	-17.72%	to	-15.92%
December 31, 2021	27,147	$12.51	to	$19.81	$462,363	0.00%	0.35%	to	2.55%	3.60%	to	5.87%
December 31, 2020	29,998	$11.81	to	$18.93	$485,013	0.00%	0.35%	to	2.85%	5.97%	to	8.70%

A125

Note 7:    Financial Highlights (continued)

	At the period ended					For the period ended
	Units Outstanding (000s)	Unit Value Lowest — Highest			Net Assets (000s)	Investment Income Ratio*		Expense Ratio** Lowest — Highest			Total Return*** Lowest — Highest
	AST Prudential Growth Allocation Portfolio
December 31, 2024	43,872	$12.57	to	$27.80	$976,700	0.00%		0.35%	to	2.55%	10.85%	to	13.29%
December 31, 2023	48,869	$11.21	to	$24.94	$973,871	0.00%		0.35%	to	2.55%	13.24%	to	17.65%
December 31, 2022	40,681	$10.87	to	$21.53	$708,500	0.00%		0.35%	to	2.55%	-20.33%	to	-18.58%
December 31, 2021	53,041	$13.35	to	$26.87	$1,145,059	0.00%		0.35%	to	2.55%	13.80%	to	16.29%
December 31, 2020	59,219	$11.48	to	$23.47	$1,106,366	0.00%		0.35%	to	2.85%	2.84%	to	5.49%

	AST Advanced Strategies Portfolio
December 31, 2024	19,839	$14.71	to	$28.76	$449,688	0.00%		0.35%	to	2.40%	8.38%	to	10.61%
December 31, 2023	22,751	$13.30	to	$26.42	$472,004	0.00%		0.35%	to	2.40%	11.81%	to	14.08%
December 31, 2022	24,255	$11.66	to	$23.52	$447,362	0.00%		0.35%	to	2.40%	-18.58%	to	-16.91%
December 31, 2021	29,141	$14.03	to	$28.76	$653,220	0.00%		0.35%	to	2.40%	11.16%	to	13.43%
December 31, 2020	32,733	$12.37	to	$25.76	$650,283	0.00%		0.35%	to	2.85%	7.53%	to	10.29%

	AST Large-Cap Growth Portfolio
December 31, 2024	5,081	$21.25	to	$87.04	$265,128	0.00%		0.35%	to	2.30%	27.15%	to	29.70%
December 31, 2023	4,993	$16.44	to	$68.18	$200,814	0.00%		0.35%	to	2.30%	40.34%	to	43.13%
December 31, 2022	5,691	$11.52	to	$48.39	$167,757	0.00%		0.35%	to	2.30%	-34.74%	to	-33.44%
December 31, 2021	3,044	$17.36	to	$73.86	$138,185	0.00%		0.35%	to	2.30%	14.42%	to	16.70%
December 31, 2020	2,941	$14.92	to	$64.30	$125,572	0.00%		0.35%	to	2.45%	36.38%	to	39.32%

	AST Government Money Market Portfolio
December 31, 2024	4,730	$8.21	to	$10.88	$47,939	4.68%		0.48%	to	2.35%	2.34%	to	4.26%
December 31, 2023	6,079	$8.02	to	$10.44	$58,570	4.52%		0.48%	to	2.30%	2.27%	to	4.12%
December 31, 2022	6,937	$7.84	to	$10.02	$64,680	1.32%		0.48%	to	2.30%	-1.05%	to	0.74%
December 31, 2021	5,069	$7.73	to	$9.95	$47,531	0.00%	(1)	0.48%	to	2.45%	-2.45%	to	-0.48%
December 31, 2020	5,655	$7.93	to	$10.00	$53,123	0.12%		0.48%	to	2.45%	-2.23%	to	-0.26%

	AST Small-Cap Equity Portfolio
December 31, 2024	2,180	$15.18	to	$52.75	$74,001	0.00%		0.35%	to	2.30%	12.20%	to	14.46%
December 31, 2023	1,383	$13.30	to	$46.83	$40,274	0.00%		0.35%	to	2.30%	14.41%	to	16.69%
December 31, 2022	1,364	$11.44	to	$40.77	$34,937	0.00%		0.35%	to	2.30%	-29.24%	to	-27.83%
December 31, 2021	910	$15.89	to	$57.39	$34,016	0.00%		0.35%	to	2.30%	2.13%	to	4.17%
December 31, 2020	903	$15.31	to	$55.97	$33,902	0.00%		0.35%	to	2.45%	44.76%	to	47.87%

	AST International Equity Portfolio
December 31, 2024	2,515	$11.44	to	$27.03	$50,065	0.00%		0.48%	to	2.55%	2.82%	to	4.95%
December 31, 2023	2,747	$11.04	to	$26.13	$52,524	0.00%		0.48%	to	2.55%	11.33%	to	17.19%
December 31, 2022	1,152	$11.24	to	$22.62	$19,425	0.00%		0.48%	to	2.55%	-30.46%	to	-29.03%
December 31, 2021	1,242	$15.87	to	$32.34	$30,197	0.00%		0.48%	to	2.55%	9.70%	to	11.96%
December 31, 2020	1,291	$14.20	to	$29.31	$28,471	0.00%		0.48%	to	2.55%	28.06%	to	30.69%

	AST Investment Grade Bond Portfolio
December 31, 2024	31,782	$10.71	to	$18.31	$446,391	0.00%		0.35%	to	1.95%	-0.04%	to	1.59%
December 31, 2023	46,385	$10.71	to	$18.17	$626,248	0.00%		0.35%	to	1.95%	4.42%	to	6.12%
December 31, 2022	79,260	$10.26	to	$17.26	$990,546	0.00%		0.35%	to	1.95%	-15.50%	to	-14.12%
December 31, 2021	4,367	$12.14	to	$20.26	$72,288	0.00%		0.85%	to	2.25%	-4.37%	to	-3.00%
December 31, 2020	4,906	$12.60	to	$20.94	$84,251	0.00%		0.35%	to	2.25%	13.85%	to	16.06%

	AST Core Fixed Income Portfolio
December 31, 2024	20,718	$9.14	to	$13.94	$251,051	0.00%		0.35%	to	2.55%	-1.10%	to	1.08%
December 31, 2023	21,792	$9.14	to	$13.82	$263,894	0.00%		0.35%	to	2.55%	3.71%	to	5.98%
December 31, 2022	22,452	$8.71	to	$13.07	$258,910	0.00%		0.35%	to	2.55%	-18.36%	to	-13.22%
December 31, 2021	9,539	$10.73	to	$15.71	$134,962	0.00%		0.35%	to	2.30%	-4.49%	to	-2.58%
December 31, 2020	9,362	$11.05	to	$16.23	$137,138	0.00%		0.35%	to	2.85%	5.03%	to	7.73%

	AST Emerging Markets Equity Portfolio
December 31, 2024	1,919	$8.00	to	$13.46	$18,582	0.00%		0.48%	to	2.55%	2.03%	to	4.15%
December 31, 2023	2,022	$7.81	to	$13.11	$18,915	0.00%		0.48%	to	2.55%	9.53%	to	11.78%
December 31, 2022	2,122	$7.10	to	$11.90	$17,968	0.00%		0.48%	to	2.55%	-23.66%	to	-22.09%
December 31, 2021	2,906	$9.27	to	$15.50	$31,634	0.00%		0.48%	to	2.55%	-2.30%	to	-0.29%
December 31, 2020	2,954	$9.35	to	$15.77	$32,397	0.00%		0.48%	to	2.85%	1.09%	to	3.56%
A126

Note 7:    Financial Highlights (continued)

	At the period ended					For the period ended
	Units Outstanding (000s)	Unit Value Lowest — Highest			Net Assets (000s)	Investment Income Ratio*	Expense Ratio** Lowest — Highest			Total Return*** Lowest — Highest
	AST J.P. Morgan Moderate Multi-Asset Portfolio
December 31, 2024	8,255	$17.42	to	$25.96	$167,148	0.00%	0.55%	to	2.40%	7.25%	to	9.23%
December 31, 2023	9,238	$16.24	to	$24.10	$173,134	0.00%	0.55%	to	2.40%	11.22%	to	13.26%
December 31, 2022	9,553	$14.61	to	$21.57	$159,934	0.00%	0.55%	to	2.40%	-18.92%	to	-17.44%
December 31, 2021	11,794	$18.01	to	$26.49	$240,890	0.00%	0.55%	to	2.40%	9.78%	to	11.80%
December 31, 2020	12,962	$16.37	to	$24.03	$237,986	0.00%	0.55%	to	2.45%	10.39%	to	12.54%

	ProFund VP Consumer Discretionary
December 31, 2024	12	$17.49	to	$46.07	$560	0.00%	0.35%	to	1.50%	22.59%	to	24.00%
December 31, 2023	14	$14.10	to	$44.25	$503	0.00%	0.35%	to	1.50%	30.11%	to	31.59%
December 31, 2022	16	$10.72	to	$33.69	$460	0.00%	0.35%	to	1.50%	-32.54%	to	-31.77%
December 31, 2021	15	$15.71	to	$49.48	$615	0.00%	0.35%	to	1.50%	8.60%	to	9.84%
December 31, 2020	15	$14.30	to	$45.14	$537	0.00%	0.35%	to	1.50%	26.45%	to	27.89%

	ProFund VP Consumer Staples
December 31, 2024	3	$26.26	to	$26.26	$69	1.51%	1.50%	to	1.50%	8.72%	to	8.72%
December 31, 2023	3	$24.16	to	$24.16	$64	0.22%	1.50%	to	1.50%	2.39%	to	2.39%
December 31, 2022	3	$23.59	to	$23.59	$64	0.05%	1.50%	to	1.50%	-25.81%	to	-25.81%
December 31, 2021	3	$31.80	to	$31.80	$97	0.43%	1.50%	to	1.50%	17.88%	to	17.88%
December 31, 2020	3	$26.98	to	$26.98	$81	0.77%	1.50%	to	1.50%	29.12%	to	29.12%

	ProFund VP Financials
December 31, 2024	15	$19.80	to	$21.14	$319	0.27%	1.50%	to	1.90%	26.04%	to	26.54%
December 31, 2023	18	$15.71	to	$16.70	$295	0.48%	1.50%	to	1.90%	11.77%	to	12.21%
December 31, 2022	18	$14.05	to	$14.89	$263	0.09%	1.50%	to	1.90%	-16.72%	to	-16.39%
December 31, 2021	20	$16.87	to	$17.81	$347	0.35%	1.50%	to	1.90%	27.68%	to	28.18%
December 31, 2020	23	$13.22	to	$24.02	$316	0.65%	0.55%	to	1.90%	-3.60%	to	-2.31%

	ProFund VP Health Care
December 31, 2024	10	$34.16	to	$36.47	$347	0.06%	1.50%	to	1.90%	-1.07%	to	-0.68%
December 31, 2023	9	$34.53	to	$41.40	$329	0.00%	0.55%	to	1.90%	-1.05%	to	0.27%
December 31, 2022	10	$34.89	to	$41.29	$362	0.00%	0.55%	to	1.90%	-7.77%	to	-6.54%
December 31, 2021	12	$15.28	to	$44.18	$494	0.04%	0.35%	to	1.90%	19.27%	to	21.11%
December 31, 2020	13	$12.61	to	$36.55	$413	0.00%	0.35%	to	1.90%	12.30%	to	14.04%

	ProFund VP Industrials
December 31, 2024	13	$27.97	to	$29.86	$392	0.18%	1.50%	to	1.90%	13.30%	to	13.75%
December 31, 2023	14	$24.68	to	$26.25	$371	0.00%	1.50%	to	1.90%	14.13%	to	14.58%
December 31, 2022	15	$21.63	to	$22.91	$335	0.00%	1.50%	to	1.90%	-17.17%	to	-16.85%
December 31, 2021	17	$26.11	to	$27.55	$456	0.00%	1.50%	to	1.90%	14.23%	to	14.68%
December 31, 2020	17	$12.84	to	$24.03	$408	0.21%	0.35%	to	1.90%	14.58%	to	16.35%

	ProFund VP Mid-Cap Growth
December 31, 2024	3	$27.36	to	$29.21	$94	0.00%	1.50%	to	1.90%	11.76%	to	12.20%
December 31, 2023	4	$24.48	to	$26.03	$95	0.00%	1.50%	to	1.90%	13.41%	to	13.86%
December 31, 2022	4	$21.58	to	$22.87	$85	0.00%	1.50%	to	1.90%	-21.83%	to	-21.52%
December 31, 2021	5	$27.61	to	$29.13	$137	0.00%	1.50%	to	1.90%	14.79%	to	15.24%
December 31, 2020	4	$24.05	to	$25.28	$112	0.00%	1.50%	to	1.90%	18.64%	to	19.11%

	ProFund VP Mid-Cap Value
December 31, 2024	8	$25.01	to	$26.71	$211	0.25%	1.50%	to	1.90%	7.79%	to	8.21%
December 31, 2023	9	$23.20	to	$24.68	$225	0.31%	1.50%	to	1.90%	11.34%	to	11.78%
December 31, 2022	9	$20.84	to	$22.08	$197	0.14%	1.50%	to	1.90%	-10.16%	to	-9.80%
December 31, 2021	11	$23.20	to	$24.48	$272	0.26%	1.50%	to	1.90%	26.14%	to	26.63%
December 31, 2020	12	$18.39	to	$19.33	$232	0.44%	1.50%	to	1.90%	0.39%	to	0.79%

	ProFund VP Real Estate
December 31, 2024	10	$15.66	to	$15.66	$153	1.44%	1.50%	to	1.50%	2.01%	to	2.01%
December 31, 2023	11	$15.35	to	$15.35	$162	1.20%	1.50%	to	1.50%	8.11%	to	8.11%
December 31, 2022	10	$14.20	to	$14.20	$136	0.75%	1.50%	to	1.50%	-27.64%	to	-27.64%
December 31, 2021	10	$19.62	to	$19.62	$196	0.03%	1.50%	to	1.50%	35.05%	to	35.05%
December 31, 2020	10	$14.53	to	$14.53	$151	1.65%	1.50%	to	1.50%	-7.68%	to	-7.68%

A127

Note 7:    Financial Highlights (continued)

	At the period ended					For the period ended
	Units Outstanding (000s)	Unit Value Lowest — Highest			Net Assets (000s)	Investment Income Ratio*		Expense Ratio** Lowest — Highest			Total Return*** Lowest — Highest
	ProFund VP Small-Cap Growth
December 31, 2024	3	$27.46	to	$29.32	$74	0.00%		1.50%	to	1.90%	5.78%	to	6.20%
December 31, 2023	3	$25.96	to	$27.61	$78	0.00%		1.50%	to	1.90%	13.05%	to	13.50%
December 31, 2022	3	$22.96	to	$24.33	$68	0.00%		1.50%	to	1.90%	-23.86%	to	-23.56%
December 31, 2021	3	$30.16	to	$31.82	$104	0.00%		1.50%	to	1.90%	18.39%	to	18.86%
December 31, 2020	3	$25.47	to	$26.78	$87	0.00%		1.50%	to	1.90%	15.20%	to	15.66%

	ProFund VP Small-Cap Value
December 31, 2024	6	$23.46	to	$25.05	$161	0.37%		1.50%	to	1.90%	3.89%	to	4.30%
December 31, 2023	8	$22.58	to	$24.01	$187	0.02%		1.50%	to	1.90%	10.84%	to	11.27%
December 31, 2022	8	$20.37	to	$21.58	$165	0.00%	(1)	1.50%	to	1.90%	-14.04%	to	-13.71%
December 31, 2021	9	$23.70	to	$25.01	$228	0.08%		1.50%	to	1.90%	26.16%	to	26.66%
December 31, 2020	10	$18.79	to	$19.75	$196	0.03%		1.50%	to	1.90%	-0.82%	to	-0.43%

	ProFund VP Communication Services
December 31, 2024	1	$18.87	to	$18.87	$20	0.00%		1.50%	to	1.50%	30.67%	to	30.67%
December 31, 2023	2	$14.44	to	$14.44	$23	0.94%		1.50%	to	1.50%	29.87%	to	29.87%
December 31, 2022	2	$11.12	to	$11.12	$21	1.86%		1.50%	to	1.50%	-22.38%	to	-22.38%
December 31, 2021	2	$14.33	to	$14.33	$28	1.09%		1.50%	to	1.50%	16.66%	to	16.66%
December 31, 2020	2	$12.28	to	$12.28	$25	0.90%		1.50%	to	1.50%	1.63%	to	1.63%

	ProFund VP Utilities
December 31, 2024	10	$21.03	to	$21.03	$208	1.57%		1.50%	to	1.50%	19.47%	to	19.47%
December 31, 2023	11	$17.61	to	$17.61	$191	1.43%		1.50%	to	1.50%	-9.94%	to	-9.94%
December 31, 2022	9	$19.55	to	$19.55	$177	0.92%		1.50%	to	1.50%	-1.72%	to	-1.72%
December 31, 2021	10	$19.89	to	$19.89	$208	1.51%		1.50%	to	1.50%	13.70%	to	13.70%
December 31, 2020	11	$17.49	to	$17.49	$191	1.71%		1.50%	to	1.50%	-3.84%	to	-3.84%

	ProFund VP Large-Cap Growth
December 31, 2024	1	$43.54	to	$46.49	$35	0.00%		1.50%	to	1.90%	31.27%	to	31.79%
December 31, 2023	6	$33.17	to	$35.28	$212	0.00%		1.50%	to	1.90%	25.49%	to	25.98%
December 31, 2022	6	$26.43	to	$28.00	$177	0.00%		1.50%	to	1.90%	-31.93%	to	-31.66%
December 31, 2021	7	$38.83	to	$40.97	$291	0.00%		1.50%	to	1.90%	27.44%	to	27.94%
December 31, 2020	8	$15.05	to	$32.03	$256	0.00%		0.35%	to	1.90%	28.49%	to	30.47%

	ProFund VP Large-Cap Value
December 31, 2024	9	$22.44	to	$23.96	$226	0.36%		1.50%	to	1.90%	8.35%	to	8.78%
December 31, 2023	9	$20.71	to	$22.03	$207	0.50%		1.50%	to	1.90%	17.86%	to	18.32%
December 31, 2022	9	$17.57	to	$18.62	$176	0.49%		1.50%	to	1.90%	-8.56%	to	-8.20%
December 31, 2021	13	$19.22	to	$20.28	$256	0.93%		1.50%	to	1.90%	20.63%	to	21.11%
December 31, 2020	13	$15.93	to	$16.74	$217	1.19%		1.50%	to	1.90%	-1.92%	to	-1.54%

	Allspring VT International Equity Fund (Class 1) (liquidated April 30, 2024)
December 31, 2024	—	$18.96	to	$18.96	$—	2.20%		1.75%	to	1.75%	0.41%	to	0.41%
December 31, 2023	1	$18.88	to	$18.88	$15	1.66%		1.75%	to	1.75%	13.82%	to	13.82%
December 31, 2022	1	$16.59	to	$16.59	$16	4.16%		1.75%	to	1.75%	-13.00%	to	-13.00%
December 31, 2021	1	$19.07	to	$19.07	$18	1.25%		1.75%	to	1.75%	5.54%	to	5.54%
December 31, 2020	1	$18.07	to	$18.07	$22	2.65%		1.75%	to	1.75%	3.08%	to	3.08%

	Allspring VT Discovery All Cap Growth Fund (Class 1)
December 31, 2024	21	$8.24	to	$8.70	$171	0.00%		1.50%	to	1.75%	19.20%	to	19.50%
December 31, 2023	40	$6.91	to	$7.28	$276	0.00%		1.50%	to	1.75%	31.21%	to	31.53%
December 31, 2022	54	$5.27	to	$5.53	$283	0.00%		1.50%	to	1.75%	-38.13%	to	-37.97%
December 31, 2021	74	$8.51	to	$8.92	$635	0.00%		1.50%	to	1.75%	13.29%	to	13.57%
December 31, 2020	91	$7.51	to	$7.85	$689	0.00%		1.50%	to	1.75%	40.94%	to	41.29%

	AST Quantitative Modeling Portfolio
December 31, 2024	3,851	$14.32	to	$24.63	$69,328	0.00%		0.48%	to	2.40%	11.46%	to	13.59%
December 31, 2023	4,274	$12.63	to	$21.70	$70,545	0.00%		0.48%	to	2.40%	14.73%	to	16.91%
December 31, 2022	5,052	$10.82	to	$18.57	$73,740	0.00%		0.48%	to	2.40%	-20.65%	to	-19.14%
December 31, 2021	5,100	$13.41	to	$22.99	$95,232	0.00%		0.48%	to	2.40%	12.74%	to	14.89%
December 31, 2020	4,800	$11.69	to	$20.02	$81,046	0.00%		0.48%	to	2.40%	8.96%	to	11.04%

A128

Note 7:    Financial Highlights (continued)

	At the period ended					For the period ended
	Units Outstanding (000s)	Unit Value Lowest — Highest			Net Assets (000s)	Investment Income Ratio*	Expense Ratio** Lowest — Highest			Total Return*** Lowest — Highest
	Allspring VT Opportunity Fund (Class 1)
December 31, 2024	1	$40.92	to	$42.29	$60	0.28%	1.50%	to	1.75%	13.35%	to	13.63%
December 31, 2023	2	$36.10	to	$37.22	$75	0.00%	1.50%	to	1.75%	24.66%	to	24.96%
December 31, 2022	3	$28.96	to	$29.78	$82	0.00%	1.50%	to	1.75%	-21.97%	to	-21.78%
December 31, 2021	4	$37.12	to	$38.07	$147	0.25%	1.50%	to	1.75%	22.91%	to	23.22%
December 31, 2020	5	$30.20	to	$30.90	$147	0.70%	1.50%	to	1.75%	19.24%	to	19.53%

	AST Bond Portfolio 2023 (liquidated January 2, 2024)
December 31, 2024	—	$8.73	to	$11.30	$—	0.00%	1.15%	to	3.25%	0.00%	to	0.00%
December 31, 2023	—	$9.60	to	$11.12	$—	0.00%	1.30%	to	2.55%	3.42%	to	4.69%
December 31, 2022	885	$9.28	to	$10.62	$8,661	0.00%	1.30%	to	2.55%	-6.09%	to	-4.93%
December 31, 2021	47	$9.88	to	$11.17	$479	0.00%	1.30%	to	2.55%	-4.15%	to	-2.96%
December 31, 2020	51	$10.31	to	$11.51	$539	0.00%	1.30%	to	2.55%	4.12%	to	5.40%

	AST Bond Portfolio 2024 (liquidated December 31, 2024)
December 31, 2024	—	$9.51	to	$10.45	$—	0.00%	1.75%	to	2.55%	2.69%	to	3.50%
December 31, 2023	632	$9.26	to	$10.10	$6,161	0.00%	1.75%	to	2.55%	3.09%	to	3.89%
December 31, 2022	16	$9.16	to	$9.72	$155	0.00%	1.75%	to	2.30%	-8.77%	to	-8.23%
December 31, 2021	—	$10.42	to	$10.42	$—	0.00%	1.90%	to	1.90%	-4.22%	to	-4.22%
December 31, 2020	22	$10.40	to	$11.44	$242	0.00%	1.30%	to	2.45%	5.99%	to	7.26%

	AST ClearBridge Dividend Growth Portfolio
December 31, 2024	720	$16.64	to	$33.68	$19,995	0.00%	0.48%	to	2.30%	14.02%	to	16.15%
December 31, 2023	766	$14.36	to	$29.02	$18,455	0.00%	0.48%	to	2.30%	11.70%	to	13.78%
December 31, 2022	838	$12.64	to	$25.52	$18,043	0.00%	0.48%	to	2.30%	-9.67%	to	-7.99%
December 31, 2021	933	$13.76	to	$27.76	$22,738	0.00%	0.48%	to	2.30%	23.61%	to	25.91%
December 31, 2020	972	$10.95	to	$22.06	$19,094	0.00%	0.48%	to	2.45%	2.16%	to	4.23%

	AST Multi-Sector Fixed Income Portfolio
December 31, 2024	125,752	$10.73	to	$11.81	$1,349,605	0.00%	1.10%	to	1.90%	-1.69%	to	-0.89%
December 31, 2023	141,327	$10.91	to	$11.92	$1,542,792	0.00%	1.10%	to	1.90%	7.72%	to	8.60%
December 31, 2022	157,088	$10.13	to	$10.98	$1,591,825	0.00%	1.10%	to	1.90%	-22.63%	to	-22.00%
December 31, 2021	170,627	$13.10	to	$14.07	$2,234,643	0.00%	1.10%	to	1.90%	-2.28%	to	-1.48%
December 31, 2020	182,479	$13.40	to	$14.28	$2,445,519	0.00%	1.10%	to	1.90%	10.51%	to	11.41%

	AST Large-Cap Core Portfolio
December 31, 2024	1,230	$12.52	to	$36.54	$38,641	0.00%	0.35%	to	2.30%	21.28%	to	23.71%
December 31, 2023	1,267	$10.32	to	$29.60	$32,698	0.00%	0.35%	to	2.30%	20.28%	to	22.67%
December 31, 2022	1,375	$8.58	to	$24.17	$29,276	0.00%	0.35%	to	2.30%	-18.90%	to	-17.28%
December 31, 2021	1,598	$10.58	to	$29.28	$41,496	0.00%	0.35%	to	2.30%	4.94%	to	27.39%
December 31, 2020	267	$11.89	to	$23.03	$4,940	0.00%	0.48%	to	1.95%	8.98%	to	10.61%

	AST Bond Portfolio 2025
December 31, 2024	280	$11.03	to	$12.02	$3,248	0.00%	1.75%	to	2.55%	2.72%	to	3.54%
December 31, 2023	36	$10.94	to	$11.40	$402	0.00%	1.90%	to	2.30%	3.40%	to	3.82%
December 31, 2022	30	$10.59	to	$10.98	$317	0.00%	1.90%	to	2.30%	-10.84%	to	-10.47%
December 31, 2021	13	$11.87	to	$12.30	$163	0.00%	1.90%	to	2.30%	-5.09%	to	-4.67%
December 31, 2020	17	$12.37	to	$12.90	$222	0.00%	1.90%	to	2.45%	8.62%	to	9.27%

	AST J.P. Morgan Aggressive Multi-Asset Portfolio
December 31, 2024	13,022	$15.77	to	$21.28	$251,740	0.00%	0.35%	to	1.95%	10.07%	to	11.87%
December 31, 2023	13,372	$14.10	to	$19.06	$233,244	0.00%	0.35%	to	1.95%	15.36%	to	17.24%
December 31, 2022	9,844	$12.02	to	$16.29	$147,815	0.00%	0.35%	to	1.95%	-19.50%	to	-18.19%
December 31, 2021	16,105	$14.70	to	$19.95	$299,082	0.00%	0.35%	to	1.95%	13.46%	to	15.31%
December 31, 2020	17,091	$12.74	to	$17.34	$278,303	0.00%	0.35%	to	1.95%	11.48%	to	13.30%

	AST Bond Portfolio 2026
December 31, 2024	67	$9.48	to	$10.01	$659	0.00%	1.90%	to	2.50%	2.00%	to	2.57%
December 31, 2023	65	$9.29	to	$9.76	$622	0.00%	1.90%	to	2.50%	3.36%	to	3.93%
December 31, 2022	79	$8.99	to	$9.39	$733	0.00%	1.90%	to	2.50%	-12.86%	to	-12.38%
December 31, 2021	40	$10.42	to	$10.72	$426	0.00%	1.90%	to	2.30%	-6.05%	to	-5.67%
December 31, 2020	126	$10.96	to	$11.80	$1,426	0.00%	1.30%	to	2.55%	7.93%	to	9.26%

A129

Note 7:    Financial Highlights (continued)

	At the period ended					For the period ended
	Units Outstanding (000s)	Unit Value Lowest — Highest			Net Assets (000s)	Investment Income Ratio*	Expense Ratio** Lowest — Highest			Total Return*** Lowest — Highest
	AST Global Bond Portfolio
December 31, 2024	1,892	$8.66	to	$11.05	$18,367	0.00%	0.48%	to	2.30%	0.36%	to	2.24%
December 31, 2023	2,003	$8.63	to	$10.81	$19,203	0.00%	0.48%	to	2.30%	3.85%	to	5.78%
December 31, 2022	1,993	$8.31	to	$10.23	$18,259	0.00%	0.48%	to	2.30%	-14.21%	to	-12.61%
December 31, 2021	2,347	$9.68	to	$11.71	$24,692	0.00%	0.48%	to	2.30%	-3.73%	to	-1.93%
December 31, 2020	2,228	$10.06	to	$11.95	$24,090	0.00%	0.48%	to	2.30%	0.59%	to	3.99%

	BlackRock Global Allocation V.I. Fund (Class III)
December 31, 2024	478	$13.44	to	$16.10	$7,199	1.46%	0.48%	to	0.86%	7.98%	to	8.40%
December 31, 2023	503	$12.42	to	$14.86	$7,090	2.43%	0.48%	to	0.86%	11.52%	to	11.95%
December 31, 2022	574	$11.12	to	$13.29	$7,250	0.00%	0.48%	to	0.86%	-16.79%	to	-16.48%
December 31, 2021	573	$13.33	to	$15.92	$8,783	0.83%	0.48%	to	0.86%	5.50%	to	5.90%
December 31, 2020	533	$12.61	to	$15.04	$7,828	1.46%	0.48%	to	0.86%	19.67%	to	20.13%

	AST Bond Portfolio 2027
December 31, 2024	138	$9.18	to	$10.26	$1,319	0.00%	1.30%	to	2.55%	1.19%	to	2.44%
December 31, 2023	163	$9.08	to	$10.01	$1,540	0.00%	1.30%	to	2.55%	2.90%	to	4.16%
December 31, 2022	155	$8.82	to	$9.32	$1,412	0.00%	1.75%	to	2.55%	-14.86%	to	-14.20%
December 31, 2021	101	$10.48	to	$10.86	$1,083	0.00%	1.75%	to	2.30%	-6.79%	to	-6.23%
December 31, 2020	144	$11.01	to	$11.84	$1,649	0.00%	1.30%	to	2.70%	8.85%	to	10.43%

	NVIT Emerging Markets Fund (Class D)
December 31, 2024	21	$10.37	to	$10.68	$217	1.33%	1.40%	to	1.75%	4.15%	to	4.51%
December 31, 2023	22	$9.96	to	$10.22	$224	1.31%	1.40%	to	1.75%	2.02%	to	2.37%
December 31, 2022	26	$9.76	to	$9.98	$253	0.17%	1.40%	to	1.75%	-26.28%	to	-26.03%
December 31, 2021	26	$13.25	to	$13.49	$346	0.95%	1.40%	to	1.75%	-9.18%	to	-8.87%
December 31, 2020	26	$14.58	to	$14.81	$384	1.64%	1.40%	to	1.75%	10.98%	to	11.36%

	AST Bond Portfolio 2028
December 31, 2024	537	$9.45	to	$9.77	$5,194	0.00%	1.90%	to	2.30%	0.24%	to	0.65%
December 31, 2023	558	$9.43	to	$9.71	$5,373	0.00%	1.90%	to	2.30%	3.09%	to	3.51%
December 31, 2022	589	$9.15	to	$9.38	$5,484	0.00%	1.90%	to	2.30%	-16.03%	to	-15.68%
December 31, 2021	462	$10.89	to	$11.12	$5,106	0.00%	1.90%	to	2.30%	-6.65%	to	-6.26%
December 31, 2020	—	$11.60	to	$11.86	$—	0.00%	1.90%	to	2.45%	11.87%	to	12.50%

	AST Bond Portfolio 2029
December 31, 2024	—	$9.66	to	$9.66	$—	0.00%	1.90%	to	1.90%	-0.47%	to	-0.47%
December 31, 2023	—	$9.71	to	$9.71	$5	0.00%	1.90%	to	1.90%	3.62%	to	3.62%
December 31, 2022	6	$9.37	to	$9.37	$53	0.00%	1.90%	to	1.90%	-17.57%	to	-17.57%
December 31, 2021	—	$10.75	to	$11.71	$—	0.00%	1.15%	to	3.25%	-7.62%	to	-5.61%	(3)
December 31, 2020	—	$11.91	to	$12.29	$—	0.00%	1.50%	to	2.55%	13.40%	to	14.57%

	AST Bond Portfolio 2030
December 31, 2024	262	$9.52	to	$10.24	$2,578	0.00%	1.30%	to	2.55%	-1.52%	to	-0.30%
December 31, 2023	288	$9.66	to	$10.28	$2,867	0.00%	1.30%	to	2.55%	2.77%	to	4.04%
December 31, 2022	293	$9.40	to	$9.88	$2,816	0.00%	1.30%	to	2.55%	-19.19%	to	-18.19%
December 31, 2021	276	$11.64	to	$12.07	$3,267	0.00%	1.30%	to	2.55%	-6.58%	to	-5.43%
December 31, 2020	759	$12.40	to	$12.77	$9,566	0.00%	1.30%	to	2.70%	11.42%	to	13.04%

	AST Bond Portfolio 2031 (available January 2, 2020)
December 31, 2024	1,156	$8.16	to	$8.67	$9,677	0.00%	1.30%	to	2.55%	-2.29%	to	-1.08%
December 31, 2023	1,299	$8.35	to	$8.77	$11,063	0.00%	1.30%	to	2.55%	2.75%	to	4.02%
December 31, 2022	1,478	$8.12	to	$8.43	$12,187	0.00%	1.30%	to	2.55%	-20.76%	to	-19.78%
December 31, 2021	1,067	$10.25	to	$10.51	$11,044	0.00%	1.30%	to	2.55%	-7.14%	to	-5.99%
December 31, 2020	936	$11.04	to	$11.17	$10,389	0.00%	1.30%	to	2.55%	10.40%	to	11.76%

	MFS® International Growth Portfolio (Service Class) (available April 27, 2020)
December 31, 2024	87	$14.63	to	$15.21	$1,312	0.86%	0.48%	to	1.30%	7.34%	to	8.24%
December 31, 2023	72	$13.63	to	$14.05	$1,013	0.89%	0.48%	to	1.30%	4.61%	to	13.85%
December 31, 2022	50	$12.28	to	$12.34	$620	0.38%	0.48%	to	0.68%	-15.76%	to	-15.59%
December 31, 2021	41	$14.57	to	$14.62	$605	0.40%	0.48%	to	0.68%	8.25%	to	8.47%
December 31, 2020	16	$13.47	to	$13.48	$216	0.18%	0.48%	to	0.55%	32.65%	to	32.71%
A130

Note 7:    Financial Highlights (continued)

	At the period ended					For the period ended
	Units Outstanding (000s)	Unit Value Lowest — Highest			Net Assets (000s)	Investment Income Ratio*	Expense Ratio** Lowest — Highest			Total Return*** Lowest — Highest
	MFS® Massachusetts Investors Growth Stock Portfolio (Service Class) (available April 27, 2020)
December 31, 2024	34	$18.97	to	$19.31	$658	0.14%	0.48%	to	0.86%	14.98%	to	15.42%
December 31, 2023	26	$16.58	to	$16.73	$437	0.05%	0.48%	to	0.73%	22.80%	to	23.11%
December 31, 2022	20	$13.50	to	$13.59	$271	0.00%	0.48%	to	0.73%	-20.03%	to	-19.83%
December 31, 2021	8	$16.90	to	$16.95	$137	0.03%	0.48%	to	0.66%	24.83%	to	25.05%
December 31, 2020	4	$13.54	to	$13.56	$56	0.00%	0.48%	to	0.66%	33.26%	to	33.42%

	MFS® Technology Portfolio (Service Class) (available April 27, 2020)
December 31, 2024	328	$21.51	to	$21.90	$7,165	0.00%	0.48%	to	0.86%	35.27%	to	35.79%
December 31, 2023	343	$15.91	to	$16.13	$5,511	0.00%	0.48%	to	0.86%	52.50%	to	53.08%
December 31, 2022	322	$10.43	to	$10.54	$3,383	0.00%	0.48%	to	0.86%	-36.40%	to	-36.16%
December 31, 2021	220	$16.40	to	$16.51	$3,623	0.00%	0.48%	to	0.86%	12.45%	to	12.88%
December 31, 2020	103	$14.58	to	$14.62	$1,506	0.00%	0.48%	to	0.86%	44.68%	to	45.06%

	MFS® Mid Cap Growth Series (Service Class) (available April 27, 2020)
December 31, 2024	80	$16.00	to	$16.29	$1,295	0.00%	0.48%	to	0.86%	13.46%	to	13.89%
December 31, 2023	79	$14.10	to	$14.30	$1,134	0.00%	0.48%	to	0.86%	19.94%	to	20.39%
December 31, 2022	79	$11.76	to	$11.88	$938	0.00%	0.48%	to	0.86%	-29.40%	to	-29.13%
December 31, 2021	66	$16.66	to	$16.77	$1,102	0.00%	0.48%	to	0.86%	12.90%	to	13.33%
December 31, 2020	30	$14.77	to	$14.79	$443	0.00%	0.48%	to	0.73%	44.43%	to	44.67%

	MFS® New Discovery Series (Service Class) (available April 27, 2020)
December 31, 2024	23	$13.95	to	$14.20	$322	0.00%	0.48%	to	0.86%	5.52%	to	5.92%
December 31, 2023	25	$13.22	to	$13.41	$335	0.00%	0.48%	to	0.86%	13.27%	to	13.71%
December 31, 2022	26	$11.67	to	$11.79	$302	0.00%	0.48%	to	0.86%	-30.60%	to	-30.33%
December 31, 2021	27	$16.81	to	$16.92	$452	0.00%	0.48%	to	0.86%	0.70%	to	1.09%
December 31, 2020	12	$16.71	to	$16.74	$207	0.00%	0.48%	to	0.73%	61.84%	to	62.11%

	MFS® Research Series (Service Class) (available April 27, 2020)
December 31, 2024	11	$18.79	to	$18.96	$205	0.39%	0.48%	to	0.68%	17.75%	to	17.99%
December 31, 2023	9	$15.95	to	$16.07	$139	0.25%	0.48%	to	0.68%	21.29%	to	21.54%
December 31, 2022	9	$13.15	to	$13.23	$117	0.20%	0.48%	to	0.68%	-17.99%	to	-17.83%
December 31, 2021	9	$16.04	to	$16.09	$151	0.34%	0.48%	to	0.68%	23.67%	to	23.92%
December 31, 2020	9	$12.97	to	$12.99	$122	0.05%	0.48%	to	0.68%	27.88%	to	28.06%

	MFS® Total Return Bond Series (Service Class) (available April 27, 2020)
December 31, 2024	533	$9.43	to	$9.81	$5,197	3.95%	0.48%	to	1.30%	0.99%	to	1.84%
December 31, 2023	531	$9.34	to	$9.63	$5,095	3.10%	0.48%	to	1.30%	1.98%	to	6.62%
December 31, 2022	466	$8.94	to	$9.03	$4,198	2.64%	0.48%	to	0.86%	-14.92%	to	-14.59%
December 31, 2021	314	$10.51	to	$10.58	$3,318	2.50%	0.48%	to	0.86%	-1.92%	to	-1.54%
December 31, 2020	169	$10.71	to	$10.74	$1,814	0.55%	0.48%	to	0.86%	7.38%	to	7.66%

	MFS® Total Return Series (Service Class) (available April 27, 2020)
December 31, 2024	156	$13.84	to	$14.32	$2,226	2.36%	0.48%	to	1.30%	6.06%	to	6.94%
December 31, 2023	132	$13.05	to	$13.39	$1,764	1.90%	0.48%	to	1.30%	4.49%	to	9.69%
December 31, 2022	121	$12.08	to	$12.21	$1,479	1.67%	0.48%	to	0.86%	-10.61%	to	-10.27%
December 31, 2021	77	$13.54	to	$13.60	$1,047	1.72%	0.48%	to	0.73%	13.00%	to	13.29%
December 31, 2020	43	$11.99	to	$12.01	$518	1.77%	0.48%	to	0.73%	18.37%	to	18.58%

	MFS® Utilities Series (Service Class) (available April 27, 2020)
December 31, 2024	232	$14.57	to	$14.84	$3,428	2.08%	0.48%	to	0.86%	10.38%	to	10.81%
December 31, 2023	241	$13.20	to	$13.39	$3,214	3.45%	0.48%	to	0.86%	-3.17%	to	-2.80%
December 31, 2022	217	$13.63	to	$13.77	$2,987	2.41%	0.48%	to	0.86%	-0.38%	to	0.00%
December 31, 2021	139	$13.69	to	$13.77	$1,906	1.68%	0.48%	to	0.86%	12.84%	to	13.28%
December 31, 2020	58	$12.13	to	$12.16	$703	1.18%	0.48%	to	0.86%	19.22%	to	19.53%

	American Funds IS® Asset Allocation Fund (Class 4) (available August 17, 2020)
December 31, 2024	368	$13.78	to	$14.02	$5,141	2.04%	0.48%	to	0.86%	15.11%	to	15.55%
December 31, 2023	355	$11.97	to	$12.13	$4,290	2.11%	0.48%	to	0.86%	13.05%	to	13.48%
December 31, 2022	323	$10.59	to	$10.69	$3,442	1.86%	0.48%	to	0.86%	-14.40%	to	-14.08%
December 31, 2021	234	$12.37	to	$12.44	$2,901	1.86%	0.48%	to	0.86%	13.85%	to	14.29%
December 31, 2020	79	$10.87	to	$10.88	$864	2.46%	0.48%	to	0.86%	8.38%	to	8.53%

A131

Note 7:    Financial Highlights (continued)

	At the period ended					For the period ended
	Units Outstanding (000s)	Unit Value Lowest — Highest			Net Assets (000s)	Investment Income Ratio*	Expense Ratio** Lowest — Highest			Total Return*** Lowest — Highest
	American Funds IS® Washington Mutual Investors Fund (Class 4) (available August 17, 2020)
December 31, 2024	165	$17.37	to	$17.67	$2,898	1.49%	0.48%	to	0.86%	17.83%	to	18.28%
December 31, 2023	156	$14.75	to	$14.94	$2,321	1.70%	0.48%	to	0.86%	15.97%	to	16.41%
December 31, 2022	163	$12.72	to	$12.83	$2,083	1.94%	0.48%	to	0.86%	-9.47%	to	-9.12%
December 31, 2021	118	$14.05	to	$14.12	$1,669	1.91%	0.48%	to	0.86%	26.42%	to	26.90%
December 31, 2020	22	$11.12	to	$11.13	$246	2.26%	0.48%	to	0.73%	11.08%	to	11.18%

	American Funds IS® The Bond Fund of America® (Class 4) (available August 17, 2020)
December 31, 2024	587	$8.97	to	$9.12	$5,337	3.99%	0.48%	to	0.86%	0.10%	to	0.49%
December 31, 2023	535	$8.96	to	$9.07	$4,847	3.45%	0.48%	to	0.86%	3.83%	to	4.22%
December 31, 2022	477	$8.63	to	$8.71	$4,147	3.69%	0.48%	to	0.86%	-13.50%	to	-13.17%
December 31, 2021	191	$9.97	to	$10.03	$1,916	2.15%	0.48%	to	0.86%	-1.44%	to	-1.06%
December 31, 2020	24	$10.12	to	$10.13	$247	3.15%	0.48%	to	0.73%	1.25%	to	1.34%

	American Funds IS® Capital World Growth and Income Fund® (Class 4) (available August 17, 2020)
December 31, 2024	85	$14.18	to	$14.42	$1,220	1.54%	0.48%	to	0.86%	12.71%	to	13.15%
December 31, 2023	87	$12.58	to	$12.74	$1,108	1.84%	0.48%	to	0.86%	19.62%	to	20.07%
December 31, 2022	75	$10.51	to	$10.61	$790	2.57%	0.48%	to	0.86%	-18.28%	to	-17.97%
December 31, 2021	43	$12.87	to	$12.93	$559	2.12%	0.48%	to	0.86%	13.48%	to	13.91%
December 31, 2020	5	$11.35	to	$11.35	$55	1.00%	0.48%	to	0.55%	13.12%	to	13.15%

	American Funds IS® Global Small Capitalization Fund (Class 4) (available August 17, 2020)
December 31, 2024	22	$10.69	to	$10.81	$242	0.85%	0.48%	to	0.73%	1.37%	to	1.63%
December 31, 2023	27	$10.55	to	$10.64	$285	0.03%	0.48%	to	0.73%	14.94%	to	15.23%
December 31, 2022	22	$9.18	to	$9.23	$204	0.00%	0.48%	to	0.73%	-30.20%	to	-30.03%
December 31, 2021	19	$13.16	to	$13.19	$255	0.00%	0.48%	to	0.66%	5.72%	to	5.92%
December 31, 2020	3	$12.45	to	$12.45	$40	0.00%	0.55%	to	0.66%	23.41%	to	23.46%

	American Funds IS® Growth Fund (Class 4) (available August 17, 2020)
December 31, 2024	476	$18.22	to	$18.53	$8,788	0.17%	0.48%	to	0.86%	30.16%	to	30.66%
December 31, 2023	490	$14.06	to	$14.18	$6,930	0.17%	0.48%	to	0.73%	37.13%	to	37.48%
December 31, 2022	445	$10.25	to	$10.31	$4,577	0.11%	0.48%	to	0.73%	-30.62%	to	-30.45%
December 31, 2021	345	$14.78	to	$14.83	$5,108	0.05%	0.48%	to	0.73%	20.80%	to	21.10%
December 31, 2020	157	$12.23	to	$12.25	$1,918	0.00%	0.48%	to	0.73%	20.39%	to	20.50%

	American Funds IS® Growth-Income Fund (Class 4) (available August 17, 2020)
December 31, 2024	169	$17.17	to	$17.46	$2,933	0.96%	0.48%	to	0.86%	22.85%	to	23.32%
December 31, 2023	153	$13.97	to	$14.16	$2,157	1.23%	0.48%	to	0.86%	24.75%	to	25.22%
December 31, 2022	142	$11.24	to	$11.30	$1,605	1.22%	0.48%	to	0.73%	-17.31%	to	-17.10%
December 31, 2021	87	$13.59	to	$13.64	$1,190	1.13%	0.48%	to	0.73%	22.90%	to	23.21%
December 31, 2020	32	$11.06	to	$11.07	$349	2.12%	0.48%	to	0.73%	10.18%	to	10.28%

	American Funds IS® International Fund (Class 4) (available August 17, 2020)
December 31, 2024	40	$10.74	to	$10.86	$438	0.96%	0.48%	to	0.73%	2.17%	to	2.43%
December 31, 2023	43	$10.52	to	$10.61	$457	1.20%	0.48%	to	0.73%	14.72%	to	15.00%
December 31, 2022	28	$9.17	to	$9.22	$257	1.84%	0.48%	to	0.73%	-21.60%	to	-21.40%
December 31, 2021	15	$11.69	to	$11.73	$176	4.08%	0.48%	to	0.73%	-2.43%	to	-2.18%
December 31, 2020	3	$11.99	to	$11.99	$36	0.41%	0.66%	to	0.66%	19.50%	to	19.50%

	American Funds IS® New World Fund® (Class 4) (available August 17, 2020)
December 31, 2024	80	$11.51	to	$11.71	$929	1.19%	0.48%	to	0.86%	5.41%	to	5.82%
December 31, 2023	78	$10.92	to	$11.07	$859	1.25%	0.48%	to	0.86%	14.68%	to	15.12%
December 31, 2022	80	$9.53	to	$9.61	$768	1.18%	0.48%	to	0.86%	-22.92%	to	-22.63%
December 31, 2021	61	$12.36	to	$12.42	$753	0.84%	0.48%	to	0.86%	3.73%	to	4.13%
December 31, 2020	21	$11.92	to	$11.93	$249	0.00%	0.48%	to	0.73%	18.51%	to	18.62%

	BlackRock Advantage Large Cap Core V.I. Fund (Class III) (available August 17, 2020)
December 31, 2024	95	$17.31	to	$17.61	$1,675	0.46%	0.48%	to	0.86%	24.03%	to	24.51%
December 31, 2023	81	$14.02	to	$14.14	$1,148	0.58%	0.48%	to	0.73%	23.99%	to	24.30%
December 31, 2022	75	$11.31	to	$11.38	$856	0.92%	0.48%	to	0.73%	-20.74%	to	-20.54%
December 31, 2021	45	$14.27	to	$14.32	$640	0.08%	0.48%	to	0.73%	27.13%	to	27.45%
December 31, 2020	17	$11.22	to	$11.23	$191	1.92%	0.48%	to	0.66%	11.63%	to	11.70%

A132

Note 7:    Financial Highlights (continued)

	At the period ended					For the period ended
	Units Outstanding (000s)	Unit Value Lowest — Highest			Net Assets (000s)	Investment Income Ratio*	Expense Ratio** Lowest — Highest			Total Return*** Lowest — Highest
	BlackRock Advantage Large Cap Value V.I. Fund (Class III) (available August 17, 2020)
December 31, 2024	52	$16.54	to	$16.82	$876	1.52%	0.48%	to	0.86%	15.12%	to	15.57%
December 31, 2023	43	$14.37	to	$14.56	$630	1.40%	0.48%	to	0.86%	12.40%	to	12.83%
December 31, 2022	52	$12.78	to	$12.90	$674	1.51%	0.48%	to	0.86%	-9.19%	to	-8.85%
December 31, 2021	71	$14.08	to	$14.15	$998	3.76%	0.48%	to	0.86%	25.13%	to	25.61%
December 31, 2020	3	$11.25	to	$11.27	$36	2.03%	0.48%	to	0.86%	12.64%	to	12.80%

	BlackRock Capital Appreciation V.I. Fund (Class III) (available August 17, 2020)
December 31, 2024	64	$16.59	to	$16.78	$1,072	0.00%	0.48%	to	0.73%	30.97%	to	31.30%
December 31, 2023	75	$12.67	to	$12.78	$952	0.00%	0.48%	to	0.73%	47.51%	to	47.88%
December 31, 2022	59	$8.59	to	$8.64	$507	0.00%	0.48%	to	0.73%	-38.26%	to	-38.11%
December 31, 2021	42	$13.91	to	$13.96	$590	0.00%	0.48%	to	0.73%	20.01%	to	20.31%
December 31, 2020	12	$11.59	to	$11.60	$143	0.00%	0.48%	to	0.73%	14.95%	to	15.06%

	BlackRock Equity Dividend V.I. Fund (Class III) (available August 17, 2020)
December 31, 2024	145	$15.41	to	$15.67	$2,264	2.27%	0.48%	to	0.86%	8.76%	to	9.18%
December 31, 2023	155	$14.17	to	$14.35	$2,218	1.81%	0.48%	to	0.86%	11.03%	to	11.45%
December 31, 2022	147	$12.76	to	$12.88	$1,897	1.58%	0.48%	to	0.86%	-4.93%	to	-4.56%
December 31, 2021	85	$13.42	to	$13.49	$1,152	1.33%	0.48%	to	0.86%	19.26%	to	19.72%
December 31, 2020	15	$11.26	to	$11.27	$174	1.13%	0.48%	to	0.66%	12.85%	to	12.92%

	BlackRock Large Cap Focus Growth V.I. Fund (Class III) (available August 17, 2020)
December 31, 2024	74	$16.03	to	$16.30	$1,209	0.00%	0.48%	to	0.86%	30.25%	to	30.75%
December 31, 2023	62	$12.31	to	$12.47	$769	0.00%	0.48%	to	0.86%	51.16%	to	51.74%
December 31, 2022	65	$8.17	to	$8.21	$534	0.00%	0.48%	to	0.73%	-38.70%	to	-38.55%
December 31, 2021	134	$13.32	to	$13.37	$1,795	0.00%	0.48%	to	0.73%	16.92%	to	17.22%
December 31, 2020	19	$11.39	to	$11.40	$212	0.00%	0.48%	to	0.73%	12.78%	to	12.88%

	Fidelity® VIP Balanced Portfolio (Service Class 2) (available August 17, 2020)
December 31, 2024	661	$14.58	to	$14.83	$9,776	1.77%	0.48%	to	0.86%	14.63%	to	15.07%
December 31, 2023	550	$12.72	to	$12.89	$7,073	1.65%	0.48%	to	0.86%	20.19%	to	20.65%
December 31, 2022	479	$10.62	to	$10.68	$5,112	1.15%	0.48%	to	0.73%	-18.78%	to	-18.58%
December 31, 2021	358	$13.07	to	$13.12	$4,688	0.89%	0.48%	to	0.73%	17.13%	to	17.42%
December 31, 2020	139	$11.16	to	$11.17	$1,554	2.32%	0.48%	to	0.73%	11.35%	to	11.46%

	Fidelity® VIP Contrafund℠ Portfolio (Service Class 2) (available August 17, 2020)
December 31, 2024	406	$17.65	to	$17.95	$7,262	0.03%	0.48%	to	0.86%	32.30%	to	32.80%
December 31, 2023	441	$13.34	to	$13.52	$5,944	0.27%	0.48%	to	0.86%	31.98%	to	32.48%
December 31, 2022	411	$10.11	to	$10.20	$4,187	0.29%	0.48%	to	0.86%	-27.12%	to	-26.84%
December 31, 2021	360	$13.87	to	$13.95	$5,007	0.02%	0.48%	to	0.86%	26.42%	to	26.90%
December 31, 2020	200	$10.98	to	$10.99	$2,199	0.00%	0.48%	to	0.73%	8.94%	to	9.04%

	Fidelity® VIP Growth Opportunities Portfolio (Service Class 2) (available August 17, 2020)
December 31, 2024	324	$16.56	to	$16.84	$5,446	0.00%	0.48%	to	0.86%	37.36%	to	37.89%
December 31, 2023	326	$12.06	to	$12.21	$3,976	0.00%	0.48%	to	0.86%	44.06%	to	44.61%
December 31, 2022	331	$8.37	to	$8.44	$2,793	0.00%	0.48%	to	0.86%	-38.85%	to	-38.61%
December 31, 2021	217	$13.68	to	$13.76	$2,985	0.00%	0.48%	to	0.86%	10.71%	to	11.13%
December 31, 2020	112	$12.37	to	$12.38	$1,389	0.00%	0.48%	to	0.73%	22.35%	to	22.47%

	Fidelity® VIP Health Care Portfolio (Service Class 2) (available August 17, 2020)
December 31, 2024	384	$11.17	to	$11.36	$4,344	0.00%	0.48%	to	0.86%	3.95%	to	4.35%
December 31, 2023	383	$10.74	to	$10.88	$4,151	0.00%	0.48%	to	0.86%	3.12%	to	3.51%
December 31, 2022	364	$10.42	to	$10.51	$3,818	0.00%	0.48%	to	0.86%	-13.37%	to	-13.04%
December 31, 2021	298	$12.03	to	$12.09	$3,596	0.04%	0.48%	to	0.86%	10.49%	to	10.91%
December 31, 2020	151	$10.89	to	$10.90	$1,640	1.02%	0.48%	to	0.73%	7.68%	to	7.78%

	BlackRock Basic Value V.I. Fund (Class III) (available August 17, 2020)
December 31, 2024	57	$16.48	to	$16.62	$943	1.87%	0.48%	to	0.66%	9.32%	to	9.52%
December 31, 2023	47	$15.08	to	$15.17	$718	1.79%	0.48%	to	0.66%	15.48%	to	15.68%
December 31, 2022	37	$13.00	to	$13.11	$484	1.66%	0.48%	to	0.86%	-5.94%	to	-5.58%
December 31, 2021	18	$13.89	to	$13.89	$248	1.46%	0.48%	to	0.48%	20.76%	to	20.76%
December 31, 2020	5	$11.50	to	$11.50	$60	3.74%	0.48%	to	0.48%	15.31%	to	15.31%

A133

Note 7:    Financial Highlights (continued)

	At the period ended					For the period ended
	Units Outstanding (000s)	Unit Value Lowest — Highest			Net Assets (000s)	Investment Income Ratio*	Expense Ratio** Lowest — Highest			Total Return*** Lowest — Highest
	AST Bond Portfolio 2032 (available January 4, 2021)
December 31, 2024	668	$7.14	to	$7.50	$4,876	0.00%	1.30%	to	2.55%	-3.11%	to	-1.91%
December 31, 2023	837	$7.37	to	$7.65	$6,269	0.00%	1.30%	to	2.55%	2.55%	to	3.81%
December 31, 2022	945	$7.19	to	$7.37	$6,869	0.00%	1.30%	to	2.55%	-22.15%	to	-21.19%
December 31, 2021	621	$9.23	to	$9.35	$5,771	0.00%	1.30%	to	2.55%	-7.63%	to	-6.50%
December 31, 2020	—	$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%

	PSF Global Portfolio (Class III) (available April 26, 2021)
December 31, 2024	12	$11.55	to	$11.64	$139	0.00%	0.48%	to	0.68%	14.09%	to	14.32%
December 31, 2023	7	$10.13	to	$10.18	$72	0.00%	0.48%	to	0.66%	18.50%	to	18.72%
December 31, 2022	7	$8.55	to	$8.58	$59	0.00%	0.48%	to	0.66%	-19.54%	to	-19.39%
December 31, 2021	1	$10.64	to	$10.64	$16	0.00%	0.48%	to	0.48%	6.13%	to	6.13%
December 31, 2020	—	$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%

	PSF Mid-Cap Growth Portfolio (Class III) (available April 26, 2021)
December 31, 2024	54	$10.25	to	$10.33	$554	0.00%	0.48%	to	0.68%	13.16%	to	13.39%
December 31, 2023	39	$9.06	to	$9.11	$352	0.00%	0.48%	to	0.68%	22.40%	to	22.65%
December 31, 2022	35	$7.40	to	$7.43	$260	0.00%	0.48%	to	0.68%	-27.65%	to	-27.51%
December 31, 2021	26	$10.23	to	$10.24	$271	0.00%	0.48%	to	0.68%	1.12%	to	1.26%
December 31, 2020	—	$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%

	PSF Natural Resources Portfolio (Class III) (available April 26, 2021)
December 31, 2024	292	$13.80	to	$14.00	$4,078	0.00%	0.48%	to	0.86%	3.20%	to	3.60%
December 31, 2023	342	$13.37	to	$13.51	$4,607	0.00%	0.48%	to	0.86%	0.88%	to	1.26%
December 31, 2022	87	$13.29	to	$13.34	$1,158	0.00%	0.48%	to	0.73%	20.99%	to	21.29%
December 31, 2021	29	$10.99	to	$11.00	$321	0.00%	0.48%	to	0.68%	8.26%	to	8.41%
December 31, 2020	—	$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%

	PSF PGIM 50/50 Balanced Portfolio (Class III) (available April 26, 2021)
December 31, 2024	237	$11.53	to	$11.70	$2,769	0.00%	0.48%	to	0.86%	11.75%	to	12.18%
December 31, 2023	173	$10.32	to	$10.43	$1,800	0.00%	0.48%	to	0.86%	14.18%	to	14.61%
December 31, 2022	185	$9.04	to	$9.10	$1,680	0.00%	0.48%	to	0.86%	-15.63%	to	-15.31%
December 31, 2021	77	$10.72	to	$10.74	$824	0.00%	0.48%	to	0.68%	7.17%	to	7.31%
December 31, 2020	—	$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%

	PSF PGIM Flexible Managed Portfolio (Class III) (available April 26, 2021)
December 31, 2024	2,427	$12.09	to	$12.97	$29,731	0.00%	0.48%	to	0.86%	14.24%	to	14.68%
December 31, 2023	2,911	$10.58	to	$11.34	$31,126	0.00%	0.48%	to	0.86%	14.19%	to	17.09%
December 31, 2022	104	$9.10	to	$9.13	$946	0.00%	0.48%	to	0.68%	-15.49%	to	-15.32%
December 31, 2021	38	$10.77	to	$10.78	$407	0.00%	0.48%	to	0.66%	7.56%	to	7.69%
December 31, 2020	—	$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%

	PSF PGIM Government Income Portfolio (Class III) (available April 26, 2021)
December 31, 2024	130	$8.74	to	$8.87	$1,148	0.00%	0.48%	to	0.86%	-0.16%	to	0.22%
December 31, 2023	113	$8.79	to	$8.85	$1,002	0.00%	0.48%	to	0.73%	4.11%	to	4.37%
December 31, 2022	183	$8.45	to	$8.48	$1,552	0.00%	0.48%	to	0.66%	-14.25%	to	-14.10%
December 31, 2021	10	$9.86	to	$9.87	$94	0.00%	0.48%	to	0.66%	-1.36%	to	-1.24%
December 31, 2020	—	$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%

	PSF PGIM High Yield Bond Portfolio (Class III) (available April 26, 2021)
December 31, 2024	326	$10.76	to	$10.91	$3,555	0.00%	0.48%	to	0.86%	7.27%	to	7.69%
December 31, 2023	320	$10.03	to	$10.13	$3,242	0.00%	0.48%	to	0.86%	10.57%	to	10.99%
December 31, 2022	271	$9.07	to	$9.13	$2,473	0.00%	0.48%	to	0.86%	-12.17%	to	-11.84%
December 31, 2021	137	$10.33	to	$10.36	$1,418	0.00%	0.48%	to	0.86%	3.13%	to	3.40%
December 31, 2020	—	$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%

	PSF PGIM Jennison Blend Portfolio (Class III) (available April 26, 2021)
December 31, 2024	65	$13.52	to	$13.64	$883	0.00%	0.48%	to	0.73%	25.07%	to	25.39%
December 31, 2023	56	$10.81	to	$10.88	$605	0.00%	0.48%	to	0.73%	31.23%	to	31.56%
December 31, 2022	33	$8.24	to	$8.27	$273	0.00%	0.48%	to	0.73%	-25.83%	to	-25.64%
December 31, 2021	16	$11.12	to	$11.12	$175	0.00%	0.48%	to	0.48%	10.33%	to	10.33%
December 31, 2020	—	$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%

A134

Note 7:    Financial Highlights (continued)

	At the period ended					For the period ended
	Units Outstanding (000s)	Unit Value Lowest — Highest			Net Assets (000s)	Investment Income Ratio*	Expense Ratio** Lowest — Highest			Total Return*** Lowest — Highest
	PSF PGIM Jennison Growth Portfolio (Class III) (available April 26, 2021)
December 31, 2024	264	$13.38	to	$13.57	$3,570	0.00%	0.48%	to	0.86%	29.42%	to	29.91%
December 31, 2023	280	$10.34	to	$10.45	$2,919	0.00%	0.48%	to	0.86%	51.81%	to	52.39%
December 31, 2022	294	$6.83	to	$6.85	$2,012	0.00%	0.48%	to	0.73%	-38.21%	to	-38.05%
December 31, 2021	91	$11.05	to	$11.06	$1,004	0.00%	0.48%	to	0.73%	9.18%	to	9.37%
December 31, 2020	—	$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%

	PSF PGIM Jennison Value Portfolio (Class III) (available April 26, 2021)
December 31, 2024	69	$13.79	to	$13.92	$953	0.00%	0.48%	to	0.73%	19.76%	to	20.07%
December 31, 2023	68	$11.47	to	$11.59	$789	0.00%	0.48%	to	0.86%	13.93%	to	14.37%
December 31, 2022	76	$10.07	to	$10.13	$765	0.00%	0.48%	to	0.86%	-8.91%	to	-8.56%
December 31, 2021	21	$11.07	to	$11.08	$235	0.00%	0.48%	to	0.66%	10.44%	to	10.58%
December 31, 2020	—	$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%

	PSF PGIM Total Return Bond Portfolio (Class III) (available April 26, 2021)
December 31, 2024	481	$9.21	to	$9.34	$4,486	0.00%	0.48%	to	0.86%	1.78%	to	2.18%
December 31, 2023	450	$9.05	to	$9.14	$4,109	0.00%	0.48%	to	0.86%	6.16%	to	6.57%
December 31, 2022	359	$8.53	to	$8.58	$3,075	0.00%	0.48%	to	0.86%	-15.82%	to	-15.50%
December 31, 2021	154	$10.14	to	$10.16	$1,560	0.00%	0.48%	to	0.68%	1.42%	to	1.56%
December 31, 2020	—	$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%

	PSF Small-Cap Stock Index Portfolio (Class III) (available April 26, 2021)
December 31, 2024	271	$10.52	to	$10.67	$2,886	0.00%	0.48%	to	0.86%	7.15%	to	7.56%
December 31, 2023	233	$9.82	to	$9.92	$2,308	0.00%	0.48%	to	0.86%	14.45%	to	14.89%
December 31, 2022	197	$8.58	to	$8.63	$1,695	0.00%	0.48%	to	0.86%	-17.30%	to	-16.98%
December 31, 2021	118	$10.37	to	$10.40	$1,226	0.00%	0.48%	to	0.86%	3.20%	to	3.47%
December 31, 2020	—	$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%

	PSF Stock Index Portfolio (Class III) (available April 26, 2021)
December 31, 2024	740	$14.13	to	$14.33	$10,581	0.00%	0.48%	to	0.86%	23.26%	to	23.73%
December 31, 2023	780	$11.46	to	$11.58	$9,018	0.00%	0.48%	to	0.86%	24.52%	to	25.00%
December 31, 2022	612	$9.21	to	$9.27	$5,667	0.00%	0.48%	to	0.86%	-19.24%	to	-18.93%
December 31, 2021	430	$11.40	to	$11.43	$4,911	0.00%	0.48%	to	0.86%	13.80%	to	14.10%
December 31, 2020	—	$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%

	MFS® Investors Trust Series (Service Class) (available April 27, 2020)
December 31, 2024	25	$18.90	to	$19.06	$480	0.48%	0.48%	to	0.66%	18.43%	to	18.65%
December 31, 2023	21	$15.96	to	$16.07	$335	0.47%	0.48%	to	0.66%	17.88%	to	18.10%
December 31, 2022	15	$13.54	to	$13.60	$204	0.44%	0.48%	to	0.66%	-17.24%	to	-17.09%
December 31, 2021	3	$16.36	to	$16.41	$49	0.61%	0.48%	to	0.66%	25.67%	to	25.90%
December 31, 2020	—	$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%

	MFS® International Intrinsic Value Portfolio (Initial Class) (available November 30, 2020)
December 31, 2024	9	$12.44	to	$12.50	$108	1.46%	0.40%	to	0.50%	6.71%	to	6.82%
December 31, 2023	6	$11.71	to	$11.71	$71	0.54%	0.40%	to	0.40%	17.19%	to	17.19%
December 31, 2022	5	$9.99	to	$9.99	$55	0.76%	0.40%	to	0.40%	-23.86%	to	-23.86%
December 31, 2021	3	$13.12	to	$13.12	$45	0.59%	0.40%	to	0.40%	10.11%	to	10.11%
December 31, 2020	—	$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%

	MFS® Mid Cap Growth Series (Initial Class) (available November 30, 2020)
December 31, 2024	2	$14.13	to	$14.20	$27	0.00%	0.40%	to	0.50%	14.15%	to	14.26%
December 31, 2023	2	$12.43	to	$12.43	$22	0.00%	0.40%	to	0.40%	20.84%	to	20.84%
December 31, 2022	1	$10.29	to	$10.29	$10	0.00%	0.40%	to	0.40%	-28.98%	to	-28.98%
December 31, 2021	1	$14.48	to	$14.48	$15	0.00%	0.40%	to	0.40%	13.66%	to	13.66%
December 31, 2020	—	$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%

	Western Asset Core Plus VIT Portfolio (Class I) (available November 30, 2020)
December 31, 2024	2	$9.02	to	$9.02	$21	8.28%	0.40%	to	0.40%	-0.82%	to	-0.82%
December 31, 2023	2	$9.09	to	$9.09	$22	3.80%	0.40%	to	0.40%	6.39%	to	6.39%
December 31, 2022	3	$8.55	to	$8.55	$22	1.98%	0.40%	to	0.40%	-17.56%	to	-17.56%
December 31, 2021	3	$10.37	to	$10.37	$28	5.14%	0.40%	to	0.40%	-2.36%	to	-2.36%
December 31, 2020	—	$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%

A135

Note 7:    Financial Highlights (continued)

	At the period ended					For the period ended
	Units Outstanding (000s)	Unit Value Lowest — Highest			Net Assets (000s)	Investment Income Ratio*	Expense Ratio** Lowest — Highest			Total Return*** Lowest — Highest
	ClearBridge Variable Small Cap Growth Portfolio (Class I) (available November 30, 2020)
December 31, 2024	6	$12.17	to	$12.17	$69	0.00%	0.40%	to	0.40%	4.08%	to	4.08%
December 31, 2023	3	$11.69	to	$11.69	$33	0.00%	0.40%	to	0.40%	7.97%	to	7.97%
December 31, 2022	3	$10.83	to	$10.83	$32	0.00%	0.40%	to	0.40%	-29.13%	to	-29.13%
December 31, 2021	4	$15.28	to	$15.28	$55	0.00%	0.40%	to	0.40%	12.16%	to	12.16%
December 31, 2020	—	$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%

	Fidelity® VIP International Capital Appreciation Portfolio (Initial Class) (available November 30, 2020)
December 31, 2024	3	$13.22	to	$13.29	$45	0.78%	0.40%	to	0.50%	7.65%	to	7.76%
December 31, 2023	3	$12.33	to	$12.33	$40	0.38%	0.40%	to	0.40%	26.99%	to	26.99%
December 31, 2022	3	$9.71	to	$9.71	$32	0.27%	0.40%	to	0.40%	-26.69%	to	-26.69%
December 31, 2021	3	$13.25	to	$13.25	$45	0.00%	0.40%	to	0.40%	11.89%	to	11.89%
December 31, 2020	—	$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%

	Fidelity® VIP Mid Cap Portfolio (Initial Class) (available November 30, 2020)
December 31, 2024	5	$16.38	to	$16.46	$90	0.56%	0.40%	to	0.50%	16.90%	to	17.02%
December 31, 2023	5	$14.06	to	$14.06	$72	0.64%	0.40%	to	0.40%	14.62%	to	14.62%
December 31, 2022	5	$12.27	to	$12.27	$59	0.49%	0.40%	to	0.40%	-15.08%	to	-15.08%
December 31, 2021	5	$14.45	to	$14.45	$74	0.85%	0.40%	to	0.40%	25.10%	to	25.10%
December 31, 2020	—	$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%

	Fidelity® VIP Emerging Markets Portfolio (Initial Class) (available November 30, 2020)
December 31, 2024	9	$12.30	to	$12.30	$114	1.55%	0.40%	to	0.40%	9.59%	to	9.59%
December 31, 2023	9	$11.22	to	$11.22	$96	2.45%	0.40%	to	0.40%	9.22%	to	9.22%
December 31, 2022	8	$10.27	to	$10.27	$85	1.89%	0.40%	to	0.40%	-20.43%	to	-20.43%
December 31, 2021	7	$12.91	to	$12.91	$93	3.40%	0.40%	to	0.40%	-2.63%	to	-2.63%
December 31, 2020	—	$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%

	Dimensional VA U.S. Targeted Value Portfolio (available November 30, 2020)
December 31, 2024	5	$18.14	to	$18.14	$85	1.60%	0.75%	to	0.75%	7.32%	to	7.32%
December 31, 2023	3	$16.90	to	$16.90	$54	1.64%	0.75%	to	0.75%	19.14%	to	19.14%
December 31, 2022	3	$14.19	to	$14.19	$45	1.32%	0.75%	to	0.75%	-4.93%	to	-4.93%
December 31, 2021	3	$14.92	to	$14.92	$48	1.72%	0.75%	to	0.75%	38.64%	to	38.64%
December 31, 2020	—	$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%

	BlackRock Large Cap Focus Growth V.I. Fund (Class I) (available November 30, 2020)
December 31, 2024	20	$18.90	to	$18.90	$374	0.00%	0.40%	to	0.40%	31.18%	to	31.18%
December 31, 2023	22	$14.41	to	$14.41	$314	0.00%	0.40%	to	0.40%	52.25%	to	52.25%
December 31, 2022	23	$9.46	to	$9.46	$220	0.00%	0.40%	to	0.40%	-38.35%	to	-38.35%
December 31, 2021	23	$15.35	to	$15.35	$346	0.00%	0.40%	to	0.40%	17.62%	to	17.62%
December 31, 2020	—	$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%

	American Funds IS® U.S. Government Securities Fund® (Class 1) (available November 30, 2020)
December 31, 2024	41	$9.68	to	$9.68	$400	4.10%	0.75%	to	0.75%	0.23%	to	0.23%
December 31, 2023	42	$9.66	to	$9.66	$409	8.85%	0.75%	to	0.75%	2.44%	to	2.44%
December 31, 2022	10	$9.43	to	$9.43	$98	3.94%	0.75%	to	0.75%	-11.41%	to	-11.41%
December 31, 2021	11	$10.64	to	$10.64	$118	2.20%	0.75%	to	0.75%	-1.19%	to	-1.19%
December 31, 2020	—	$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%

	American Funds IS® The Bond Fund of America® (Class 1) (available November 30, 2020)
December 31, 2024	23	$9.63	to	$9.68	$220	4.14%	0.75%	to	0.85%	0.63%	to	0.73%
December 31, 2023	21	$9.57	to	$9.60	$205	10.32%	0.75%	to	0.85%	4.32%	to	4.42%
December 31, 2022	1	$9.20	to	$9.20	$12	3.10%	0.75%	to	0.75%	-12.92%	to	-12.92%
December 31, 2021	1	$10.56	to	$10.56	$14	2.82%	0.75%	to	0.75%	-0.89%	to	-0.89%
December 31, 2020	—	$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%

	Vanguard VIF International Portfolio (available November 30, 2020)
December 31, 2024	26	$12.61	to	$12.67	$327	1.06%	0.75%	to	0.85%	8.08%	to	8.19%
December 31, 2023	23	$11.67	to	$11.71	$271	1.37%	0.75%	to	0.85%	13.68%	to	13.80%
December 31, 2022	19	$10.26	to	$10.29	$199	1.35%	0.75%	to	0.85%	-30.71%	to	-30.64%
December 31, 2021	13	$14.84	to	$14.84	$196	0.00%	0.75%	to	0.75%	-2.28%	to	-2.28%
December 31, 2020	—	$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%
A136

Note 7:    Financial Highlights (continued)

	At the period ended						For the period ended
	Units Outstanding (000s)		Unit Value Lowest — Highest			Net Assets (000s)	Investment Income Ratio*	Expense Ratio** Lowest — Highest			Total Return*** Lowest — Highest
	Vanguard VIF Diversified Value Portfolio (available November 30, 2020)
December 31, 2024	19		$16.87	to	$16.95	$322	1.32%	0.75%	to	0.85%	13.91%	to	14.02%
December 31, 2023	15		$14.86	to	$14.86	$223	1.40%	0.75%	to	0.75%	19.23%	to	19.23%
December 31, 2022	15		$12.47	to	$12.47	$189	1.15%	0.75%	to	0.75%	-12.15%	to	-12.15%
December 31, 2021	16		$14.19	to	$14.19	$229	0.00%	0.75%	to	0.75%	29.49%	to	29.49%
December 31, 2020	—		$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%

	Vanguard VIF Total International Stock Market Index Portfolio (available November 30, 2020)
December 31, 2024	26		$12.09	to	$12.09	$315	2.06%	0.75%	to	0.75%	4.27%	to	4.27%
December 31, 2023	13		$11.55	to	$11.59	$151	1.44%	0.75%	to	0.85%	14.57%	to	14.68%
December 31, 2022	4		$10.11	to	$10.11	$41	2.79%	0.75%	to	0.75%	-16.64%	to	-16.64%
December 31, 2021	2		$12.13	to	$12.13	$24	0.00%	0.75%	to	0.75%	7.72%	to	7.72%
December 31, 2020	—		$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%

	Vanguard VIF Mid-Cap Index Portfolio (available November 30, 2020)
December 31, 2024	9		$14.82	to	$14.82	$131	1.39%	0.75%	to	0.75%	14.21%	to	14.21%
December 31, 2023	9		$12.98	to	$12.98	$119	1.43%	0.75%	to	0.75%	14.97%	to	14.97%
December 31, 2022	10		$11.29	to	$11.29	$107	1.22%	0.75%	to	0.75%	-19.43%	to	-19.43%
December 31, 2021	10		$14.01	to	$14.01	$141	0.00%	0.75%	to	0.75%	23.43%	to	23.43%
December 31, 2020	—		$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%

	Vanguard VIF Equity Index Portfolio (available November 30, 2020)
December 31, 2024	—		$18.21	to	$18.21	$5	1.28%	0.75%	to	0.75%	23.90%	to	23.90%
December 31, 2023	—		$14.70	to	$14.70	$4	1.39%	0.75%	to	0.75%	25.17%	to	25.17%
December 31, 2022	—	(2)	$11.74	to	$11.74	$3	3.96%	0.75%	to	0.75%	-18.84%	to	-18.84%
December 31, 2021	4		$14.47	to	$14.47	$55	0.00%	0.75%	to	0.75%	27.59%	to	27.59%
December 31, 2020	—		$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%

	MFS® Total Return Bond Series (Initial Class) (available November 30, 2020)
December 31, 2024	3		$9.69	to	$9.73	$31	6.64%	0.40%	to	0.50%	2.03%	to	2.14%
December 31, 2023	1		$9.53	to	$9.53	$12	3.23%	0.40%	to	0.40%	6.95%	to	6.95%
December 31, 2022	1		$8.91	to	$8.91	$11	2.83%	0.40%	to	0.40%	-14.28%	to	-14.28%
December 31, 2021	1		$10.39	to	$10.39	$14	6.63%	0.40%	to	0.40%	-1.21%	to	-1.21%
December 31, 2020	—		$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%

	Fidelity® VIP Investment Grade Bond Portfolio (Initial Class) (available November 30, 2020)
December 31, 2024	13		$9.74	to	$9.79	$128	3.76%	0.40%	to	0.50%	1.28%	to	1.38%
December 31, 2023	11		$9.65	to	$9.65	$103	2.61%	0.40%	to	0.40%	5.78%	to	5.78%
December 31, 2022	11		$9.13	to	$9.13	$96	2.09%	0.40%	to	0.40%	-13.31%	to	-13.31%
December 31, 2021	11		$10.53	to	$10.53	$118	2.35%	0.40%	to	0.40%	-1.00%	to	-1.00%
December 31, 2020	—		$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%

	MFS® New Discovery Series (Initial Class) (available November 30, 2020)
December 31, 2024	7		$11.91	to	$11.97	$83	0.00%	0.40%	to	0.50%	6.19%	to	6.29%
December 31, 2023	6		$11.26	to	$11.26	$67	0.00%	0.40%	to	0.40%	13.96%	to	13.96%
December 31, 2022	4		$9.88	to	$9.88	$42	0.00%	0.40%	to	0.40%	-30.04%	to	-30.04%
December 31, 2021	4		$14.12	to	$14.12	$55	0.00%	0.40%	to	0.40%	1.39%	to	1.39%
December 31, 2020	—		$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%

	ClearBridge Variable Dividend Strategy Portfolio (Class I) (available November 30, 2020)
December 31, 2024	10		$16.18	to	$16.18	$164	1.30%	0.40%	to	0.40%	16.38%	to	16.38%
December 31, 2023	11		$13.90	to	$13.90	$146	2.17%	0.40%	to	0.40%	13.74%	to	13.74%
December 31, 2022	11		$12.22	to	$12.22	$129	1.42%	0.40%	to	0.40%	-8.47%	to	-8.47%
December 31, 2021	11		$13.35	to	$13.35	$142	1.41%	0.40%	to	0.40%	26.29%	to	26.29%
December 31, 2020	—		$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%

	MFS® Utilities Series (Initial Class)
December 31, 2024	2		$12.10	to	$12.16	$26	2.06%	0.40%	to	0.50%	11.10%	to	11.21%
December 31, 2023	2		$10.89	to	$10.93	$17	2.11%	0.40%	to	0.50%	-2.60%	to	-2.50%
December 31, 2022	2		$11.18	to	$11.21	$20	2.60%	0.40%	to	0.50%	0.25%	to	0.35%
December 31, 2021	—		$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%
December 31, 2020	—		$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%

A137

Note 7:    Financial Highlights (continued)

	At the period ended						For the period ended
	Units Outstanding (000s)		Unit Value Lowest — Highest			Net Assets (000s)	Investment Income Ratio*	Expense Ratio** Lowest — Highest			Total Return*** Lowest — Highest
	Vanguard VIF Real Estate Index Portfolio
December 31, 2024	6		$10.35	to	$10.35	$63	3.08%	0.75%	to	0.75%	3.96%	to	3.96%
December 31, 2023	6		$9.95	to	$9.95	$60	1.95%	0.75%	to	0.75%	10.86%	to	10.86%
December 31, 2022	3		$8.98	to	$8.98	$23	0.25%	0.75%	to	0.75%	-26.85%	to	-26.85%
December 31, 2021	—		$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%
December 31, 2020	—		$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%

	Vanguard VIF Total Bond Market Index Portfolio
December 31, 2024	3		$9.17	to	$9.22	$31	2.78%	0.75%	to	0.85%	0.38%	to	0.48%
December 31, 2023	3		$9.14	to	$9.17	$30	2.46%	0.75%	to	0.85%	4.69%	to	4.79%
December 31, 2022	3		$8.73	to	$8.75	$29	2.06%	0.75%	to	0.85%	-13.95%	to	-13.86%
December 31, 2021	—		$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%
December 31, 2020	—		$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%

	Vanguard VIF Equity Income Portfolio
December 31, 2024	12		$15.22	to	$15.29	$179	2.67%	0.75%	to	0.85%	14.14%	to	14.25%
December 31, 2023	11		$13.33	to	$13.38	$142	2.66%	0.75%	to	0.85%	7.18%	to	7.29%
December 31, 2022	11		$12.44	to	$12.47	$132	3.04%	0.75%	to	0.85%	-1.50%	to	-1.40%
December 31, 2021	—		$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%
December 31, 2020	—		$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%

	Vanguard VIF High Yield Bond Portfolio
December 31, 2024	6		$11.19	to	$11.24	$68	5.87%	0.75%	to	0.85%	5.54%	to	5.65%
December 31, 2023	2		$10.60	to	$10.64	$23	4.92%	0.75%	to	0.85%	10.72%	to	10.83%
December 31, 2022	2		$9.57	to	$9.60	$21	6.08%	0.75%	to	0.85%	-10.13%	to	-10.04%
December 31, 2021	—		$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%
December 31, 2020	—		$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%

	Vanguard VIF Short-Term Investment Grade Portfolio
December 31, 2024	16		$10.45	to	$10.50	$168	2.91%	0.75%	to	0.85%	4.00%	to	4.10%
December 31, 2023	12		$10.05	to	$10.09	$116	0.96%	0.75%	to	0.85%	5.26%	to	5.36%
December 31, 2022	4		$9.55	to	$9.55	$40	2.02%	0.85%	to	0.85%	-6.52%	to	-6.52%
December 31, 2021	—		$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%
December 31, 2020	—		$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%

	PSF Natural Resources Portfolio (Class I)
December 31, 2024	2		$18.50	to	$18.59	$29	0.00%	0.40%	to	0.50%	3.86%	to	3.96%
December 31, 2023	3		$17.81	to	$17.88	$47	0.00%	0.40%	to	0.50%	1.47%	to	1.58%
December 31, 2022	4		$17.55	to	$17.60	$70	0.00%	0.40%	to	0.50%	21.43%	to	21.55%
December 31, 2021	—		$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%
December 31, 2020	—		$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%

	Vanguard VIF Total Stock Market Index Portfolio
December 31, 2024	8		$17.65	to	$17.65	$144	1.23%	0.75%	to	0.75%	22.78%	to	22.78%
December 31, 2023	8		$14.37	to	$14.37	$117	1.10%	0.75%	to	0.75%	25.01%	to	25.01%
December 31, 2022	8		$11.50	to	$11.50	$89	0.00%	0.75%	to	0.75%	-20.19%	to	-20.19%
December 31, 2021	—		$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%
December 31, 2020	—		$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%

	Vanguard VIF Balanced Portfolio
December 31, 2024	—		$13.95	to	$13.95	$6	2.27%	0.75%	to	0.75%	13.94%	to	13.94%
December 31, 2023	—		$12.24	to	$12.24	$5	2.03%	0.75%	to	0.75%	13.47%	to	13.47%
December 31, 2022	—	(2)	$10.79	to	$10.79	$4	0.00%	0.75%	to	0.75%	-14.94%	to	-14.94%
December 31, 2021	—		$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%
December 31, 2020	—		$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%

	Vanguard VIF Growth Portfolio
December 31, 2024	12		$18.52	to	$18.61	$231	0.26%	0.75%	to	0.85%	32.00%	to	32.13%
December 31, 2023	11		$14.03	to	$14.08	$149	0.24%	0.75%	to	0.85%	38.95%	to	39.09%
December 31, 2022	11		$10.10	to	$10.12	$107	0.00%	0.75%	to	0.85%	-33.93%	to	-33.86%
December 31, 2021	—		$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%
December 31, 2020	—		$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%

A138

Note 7:    Financial Highlights (continued)

	At the period ended						For the period ended
	Units Outstanding (000s)		Unit Value Lowest — Highest			Net Assets (000s)	Investment Income Ratio*	Expense Ratio** Lowest — Highest			Total Return*** Lowest — Highest
	Dimensional VA International Value Portfolio (available February 24, 2020)
December 31, 2024	15		$14.16	to	$14.23	$216	4.46%	0.75%	to	0.85%	5.71%	to	5.82%
December 31, 2023	11		$13.40	to	$13.45	$151	11.61%	0.75%	to	0.85%	16.86%	to	16.98%
December 31, 2022	3		$11.47	to	$11.50	$29	8.01%	0.75%	to	0.85%	-4.27%	to	-4.18%
December 31, 2021	—		$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%
December 31, 2020	—		$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%

	Fidelity® VIP Floating Rate High Income Portfolio (Initial Class) (available February 24, 2020)
December 31, 2024	5		$12.73	to	$12.79	$60	9.80%	0.40%	to	0.50%	7.96%	to	8.07%
December 31, 2023	1		$11.79	to	$11.79	$8	7.14%	0.50%	to	0.50%	11.62%	to	11.62%
December 31, 2022	1		$10.56	to	$10.56	$7	7.18%	0.50%	to	0.50%	-1.01%	to	-1.01%
December 31, 2021	—		$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%
December 31, 2020	—		$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%

	American Funds IS® Washington Mutual Investors Fund (Class 1) (available February 24, 2020)
December 31, 2024	1		$17.19	to	$17.19	$19	1.17%	0.75%	to	0.75%	18.50%	to	18.50%
December 31, 2023	3		$14.45	to	$14.51	$50	2.04%	0.75%	to	0.85%	16.66%	to	16.78%
December 31, 2022	1		$12.42	to	$12.42	$11	7.38%	0.75%	to	0.75%	-8.96%	to	-8.96%
December 31, 2021	—		$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%
December 31, 2020	—		$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%

	American Funds IS® Growth Fund (Class 1) (available February 24, 2020)
December 31, 2024	14		$21.18	to	$21.18	$306	0.58%	0.75%	to	0.75%	30.97%	to	30.97%
December 31, 2023	14		$16.17	to	$16.17	$233	1.33%	0.75%	to	0.75%	37.78%	to	37.78%
December 31, 2022	1		$11.74	to	$11.74	$10	2.09%	0.75%	to	0.75%	-30.28%	to	-30.28%
December 31, 2021	—		$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%
December 31, 2020	—		$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%

	American Funds IS® Growth-Income Fund (Class 1) (available February 24, 2020)
December 31, 2024	6		$17.57	to	$17.57	$108	1.52%	0.75%	to	0.75%	23.60%	to	23.60%
December 31, 2023	2		$14.21	to	$14.21	$33	2.45%	0.75%	to	0.75%	25.52%	to	25.52%
December 31, 2022	1		$11.32	to	$11.32	$11	5.52%	0.75%	to	0.75%	-16.91%	to	-16.91%
December 31, 2021	—		$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%
December 31, 2020	—		$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%

	Fidelity® VIP Technology Portfolio (Initial Class) (available February 24, 2020)
December 31, 2024	1		$26.04	to	$26.04	$21	0.00%	0.40%	to	0.40%	35.04%	to	35.04%
December 31, 2023	1		$19.28	to	$19.28	$10	0.15%	0.40%	to	0.40%	57.69%	to	57.69%
December 31, 2022	—	(2)	$12.23	to	$12.23	$5	0.00%	0.40%	to	0.40%	-36.11%	to	-36.11%
December 31, 2021	—		$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%
December 31, 2020	—		$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%

	MFS® Value Series (Service Class) (available February 01, 2023)
December 31, 2024	29		$16.93	to	$16.93	$490	1.40%	1.30%	to	1.30%	9.90%	to	9.90%
December 31, 2023	4		$15.40	to	$15.40	$61	1.87%	1.30%	to	1.30%	3.31%	to	3.31%
December 31, 2022	—		$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%
December 31, 2021	—		$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%
December 31, 2020	—		$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%

	PSF PGIM Government Money Market Portfolio (Class III) (available February 01, 2023)
December 31, 2024	1,145		$10.59	to	$10.63	$12,142	4.49%	1.20%	to	1.30%	3.38%	to	3.49%
December 31, 2023	471		$10.25	to	$10.27	$4,825	4.32%	1.20%	to	1.30%	3.05%	to	3.14%
December 31, 2022	—		$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%
December 31, 2021	—		$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%
December 31, 2020	—		$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%

	MFS® Value Series (Initial Class)
December 31, 2024	3		$14.23	to	$14.23	$46	1.65%	0.40%	to	0.40%	11.16%	to	11.16%
December 31, 2023	3		$12.80	to	$12.80	$42	0.00%	0.40%	to	0.40%	7.50%	to	7.50%
December 31, 2022	—		$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%
December 31, 2021	—		$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%
December 31, 2020	—		$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%

A139

Note 7:    Financial Highlights (continued)

	At the period ended					For the period ended
	Units Outstanding (000s)	Unit Value Lowest — Highest			Net Assets (000s)	Investment Income Ratio*	Expense Ratio** Lowest — Highest			Total Return*** Lowest — Highest
	American Funds IS® Ultra-Short Bond Fund (Class 1) (available February 24, 2020)
December 31, 2024	12	$10.75	to	$10.75	$130	6.15%	0.75%	to	0.75%	4.29%	to	4.29%
December 31, 2023	6	$10.31	to	$10.31	$60	8.42%	0.75%	to	0.75%	4.15%	to	4.15%
December 31, 2022	—	$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%
December 31, 2021	—	$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%
December 31, 2020	—	$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%

	BlackRock Advantage Large Cap Core V.I. Fund (Class I) (available February 24, 2020)
December 31, 2024	9	$18.18	to	$18.18	$156	0.96%	0.40%	to	0.40%	24.94%	to	24.94%
December 31, 2023	2	$14.55	to	$14.55	$35	3.79%	0.40%	to	0.40%	24.73%	to	24.73%
December 31, 2022	—	$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%
December 31, 2021	—	$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%
December 31, 2020	—	$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%

	BlackRock Basic Value V.I. Fund (Class I) (available February 24, 2020)
December 31, 2024	15	$15.27	to	$15.27	$234	2.45%	0.40%	to	0.40%	9.93%	to	9.93%
December 31, 2023	8	$13.89	to	$13.89	$114	2.77%	0.40%	to	0.40%	16.14%	to	16.14%
December 31, 2022	—	$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%
December 31, 2021	—	$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%
December 31, 2020	—	$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%

	Dimensional VA International Small Portfolio (available February 24, 2020)
December 31, 2024	5	$12.21	to	$12.21	$57	3.42%	0.75%	to	0.75%	3.04%	to	3.04%
December 31, 2023	4	$11.85	to	$11.85	$51	4.77%	0.75%	to	0.75%	13.26%	to	13.26%
December 31, 2022	—	$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%
December 31, 2021	—	$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%
December 31, 2020	—	$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%

	Dimensional VA U.S. Large Value Portfolio (available February 24, 2020)
December 31, 2024	2	$14.69	to	$14.69	$28	2.08%	0.75%	to	0.75%	12.53%	to	12.53%
December 31, 2023	2	$13.06	to	$13.06	$25	3.30%	0.75%	to	0.75%	10.09%	to	10.09%
December 31, 2022	—	$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%
December 31, 2021	—	$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%
December 31, 2020	—	$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%

	Fidelity® VIP Strategic Income Portfolio (Initial Class) (available February 24, 2020)
December 31, 2024	—	$11.06	to	$11.06	$—	0.06%	0.40%	to	0.40%	5.65%	to	5.65%
December 31, 2023	6	$10.43	to	$10.47	$65	6.08%	0.40%	to	0.50%	8.86%	to	8.97%
December 31, 2022	—	$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%
December 31, 2021	—	$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%
December 31, 2020	—	$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%

	ClearBridge Variable Appreciation Portfolio (Class I) (available February 24, 2020)
December 31, 2024	—	$17.50	to	$17.50	$—	0.08%	0.40%	to	0.40%	22.16%	to	22.16%
December 31, 2023	3	$14.27	to	$14.33	$40	1.24%	0.40%	to	0.50%	19.11%	to	19.23%
December 31, 2022	—	$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%
December 31, 2021	—	$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%
December 31, 2020	—	$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%

	MFS® Technology Portfolio (Initial Class) (available February 24, 2020)
December 31, 2024	5	$20.26	to	$20.26	$104	0.00%	0.40%	to	0.40%	36.25%	to	36.25%
December 31, 2023	5	$14.87	to	$14.87	$80	0.00%	0.40%	to	0.40%	53.62%	to	53.62%
December 31, 2022	—	$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%
December 31, 2021	—	$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%
December 31, 2020	—	$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%

	BlackRock Equity Dividend V.I. Fund (Class I) (available February 24, 2020)
December 31, 2024	2	$14.56	to	$14.63	$32	2.46%	0.40%	to	0.50%	9.51%	to	9.62%
December 31, 2023	2	$13.34	to	$13.34	$33	3.03%	0.40%	to	0.40%	11.79%	to	11.79%
December 31, 2022	—	$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%
December 31, 2021	—	$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%
December 31, 2020	—	$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%

A140

Note 7:    Financial Highlights (continued)

	At the period ended					For the period ended
	Units Outstanding (000s)	Unit Value Lowest — Highest			Net Assets (000s)	Investment Income Ratio*		Expense Ratio** Lowest — Highest			Total Return*** Lowest — Highest
	Fidelity® VIP Financials Portfolio (Initial Class) (available February 24, 2020)
December 31, 2024	2	$18.27	to	$18.27	$30	1.60%		0.40%	to	0.40%	32.20%	to	32.20%
December 31, 2023	2	$13.82	to	$13.82	$26	19.20%		0.40%	to	0.40%	14.27%	to	14.27%
December 31, 2022	—	$—	to	$—	$—	0.00%		0.00%	to	0.00%	0.00%	to	0.00%
December 31, 2021	—	$—	to	$—	$—	0.00%		0.00%	to	0.00%	0.00%	to	0.00%
December 31, 2020	—	$—	to	$—	$—	0.00%		0.00%	to	0.00%	0.00%	to	0.00%

	Fidelity® VIP Health Care Portfolio (Initial Class) (available February 24, 2020)
December 31, 2024	2	$12.34	to	$12.34	$21	0.00%		0.40%	to	0.40%	4.71%	to	4.71%
December 31, 2023	—	$11.78	to	$11.78	$2	0.00%		0.40%	to	0.40%	3.84%	to	3.84%
December 31, 2022	—	$—	to	$—	$—	0.00%		0.00%	to	0.00%	0.00%	to	0.00%
December 31, 2021	—	$—	to	$—	$—	0.00%		0.00%	to	0.00%	0.00%	to	0.00%
December 31, 2020	—	$—	to	$—	$—	0.00%		0.00%	to	0.00%	0.00%	to	0.00%

	AST Bond Portfolio 2034 (available January 03, 2023) (4)
December 31, 2024	29	$9.65	to	$9.73	$284	0.00%		1.90%	to	2.30%	-4.76%	to	-4.37%
December 31, 2023	—	$—	to	$—	$—	0.00%		0.00%	to	0.00%	0.00%	to	0.00%
December 31, 2022	—	$—	to	$—	$—	0.00%		0.00%	to	0.00%	0.00%	to	0.00%
December 31, 2021	—	$—	to	$—	$—	0.00%		0.00%	to	0.00%	0.00%	to	0.00%
December 31, 2020	—	$—	to	$—	$—	0.00%		0.00%	to	0.00%	0.00%	to	0.00%

	Fidelity® VIP Contrafund℠ Portfolio (Initial Class) (available February 24, 2020) (4)
December 31, 2024	8	$19.99	to	$20.09	$159	0.23%		0.40%	to	0.50%	33.12%	to	33.25%
December 31, 2023	—	$—	to	$—	$—	0.00%		0.00%	to	0.00%	0.00%	to	0.00%
December 31, 2022	—	$—	to	$—	$—	0.00%		0.00%	to	0.00%	0.00%	to	0.00%
December 31, 2021	—	$—	to	$—	$—	0.00%		0.00%	to	0.00%	0.00%	to	0.00%
December 31, 2020	—	$—	to	$—	$—	0.00%		0.00%	to	0.00%	0.00%	to	0.00%

	Fidelity® VIP Growth Opportunities Portfolio (Initial Class) (available February 24, 2020) (4)
December 31, 2024	—	$20.99	to	$20.99	$4	0.00%		0.50%	to	0.50%	38.19%	to	38.19%
December 31, 2023	—	$—	to	$—	$—	0.00%		0.00%	to	0.00%	0.00%	to	0.00%
December 31, 2022	—	$—	to	$—	$—	0.00%		0.00%	to	0.00%	0.00%	to	0.00%
December 31, 2021	—	$—	to	$—	$—	0.00%		0.00%	to	0.00%	0.00%	to	0.00%
December 31, 2020	—	$—	to	$—	$—	0.00%		0.00%	to	0.00%	0.00%	to	0.00%

	Fidelity® VIP Growth Portfolio (Initial Class) (available February 24, 2020) (4)
December 31, 2024	12	$21.60	to	$21.60	$251	0.00%	(1)	0.40%	to	0.40%	29.87%	to	29.87%
December 31, 2023	—	$—	to	$—	$—	0.00%		0.00%	to	0.00%	0.00%	to	0.00%
December 31, 2022	—	$—	to	$—	$—	0.00%		0.00%	to	0.00%	0.00%	to	0.00%
December 31, 2021	—	$—	to	$—	$—	0.00%		0.00%	to	0.00%	0.00%	to	0.00%
December 31, 2020	—	$—	to	$—	$—	0.00%		0.00%	to	0.00%	0.00%	to	0.00%

	Fidelity® VIP High Income Portfolio (Initial Class) (available February 24, 2020) (4)
December 31, 2024	10	$11.16	to	$11.16	$109	8.95%		0.40%	to	0.40%	8.53%	to	8.53%
December 31, 2023	—	$—	to	$—	$—	0.00%		0.00%	to	0.00%	0.00%	to	0.00%
December 31, 2022	—	$—	to	$—	$—	0.00%		0.00%	to	0.00%	0.00%	to	0.00%
December 31, 2021	—	$—	to	$—	$—	0.00%		0.00%	to	0.00%	0.00%	to	0.00%
December 31, 2020	—	$—	to	$—	$—	0.00%		0.00%	to	0.00%	0.00%	to	0.00%

	ClearBridge Variable Mid Cap Portfolio (Class I) (available February 24, 2020) (4)
December 31, 2024	3	$13.11	to	$13.11	$38	0.93%		0.40%	to	0.40%	9.56%	to	9.56%
December 31, 2023	—	$—	to	$—	$—	0.00%		0.00%	to	0.00%	0.00%	to	0.00%
December 31, 2022	—	$—	to	$—	$—	0.00%		0.00%	to	0.00%	0.00%	to	0.00%
December 31, 2021	—	$—	to	$—	$—	0.00%		0.00%	to	0.00%	0.00%	to	0.00%
December 31, 2020	—	$—	to	$—	$—	0.00%		0.00%	to	0.00%	0.00%	to	0.00%

	Vanguard VIF Capital Growth Portfolio
December 31, 2024	4	$16.47	to	$16.47	$71	0.00%		0.75%	to	0.75%	12.56%	to	12.56%
December 31, 2023	—	$—	to	$—	$—	0.00%		0.00%	to	0.00%	0.00%	to	0.00%
December 31, 2022	—	$—	to	$—	$—	0.00%		0.00%	to	0.00%	0.00%	to	0.00%
December 31, 2021	—	$—	to	$—	$—	0.00%		0.00%	to	0.00%	0.00%	to	0.00%
December 31, 2020	—	$—	to	$—	$—	0.00%		0.00%	to	0.00%	0.00%	to	0.00%

A141

Note 7:    Financial Highlights (continued)

	At the period ended					For the period ended
	Units Outstanding (000s)	Unit Value Lowest — Highest			Net Assets (000s)	Investment Income Ratio*	Expense Ratio** Lowest — Highest			Total Return*** Lowest — Highest
	AST Bond Portfolio 2035 (available January 2, 2024)
December 31, 2024	—	$9.58	to	$9.58	$—	0.00%	1.90%	to	1.90%	-4.15%	to	-4.15%
December 31, 2023	—	$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%
December 31, 2022	—	$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%
December 31, 2021	—	$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%
December 31, 2020	—	$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%

*
These amounts represent the dividends, excluding distributions of capital gains, received by the subaccount from the underlying Portfolios, net of management fees assessed by the fund manager, divided by the average daily net assets. These ratios exclude those expenses, such as mortality and expense risk and administration charges, that result in direct reductions in the unit values. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying Portfolios in which the subaccount invests.

**
These amounts represent the annualized contract expenses of the Account, consisting primarily of mortality and expense risk and administration charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying Portfolios are excluded.

***
These amounts represent the total returns for the periods indicated, including changes in the value of the underlying Portfolios, and reflect deductions for all items included in the expense ratio. The total return does not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented. Product designs within a subaccount which were offered less than one year are included in the range of total returns for that period, and their respective total returns may not correspond to the total returns of a product offering with a comparable expense ratio that was presented for the full period. Contract owners may experience different total returns based on their investment options. Subaccounts with a date notation indicate the effective date of that subaccount in the Account. Total returns for periods less than one year are not annualized. The total return is calculated for each of the five periods preceding December 31, 2024 or for the periods indicated within.

(1)     Amount is less than 0.01%.

(2)     Amount is less than 1,000 units.

(3)     Total return reflects the return had there been contract owners in the subaccount during the period.

(4)     Subaccount became available for investment prior to 2024 but had no activity until 2024.

Note 8:    Charges and Expenses

The following represents the various charges and expenses of the Account which are paid to Pruco Life of New Jersey.

A.Mortality and Expense Risk Charges

The mortality and expense risk charges are applied daily against the net assets of each subaccount. Mortality risk is the risk that contract owners may live longer than estimated and expense risk is the risk that the cost of issuing and administering the contracts may exceed related charges assessed by Pruco Life of New Jersey. These charges are assessed through a reduction in unit values.

A142

Note 8:    Charges and Expenses (continued)

B.Administration Charge

The administration charge is applied daily against the net assets of each subaccount. Administration charge includes costs associated with issuing the contracts, establishing and maintaining records, and providing reports to contract owners. This charge is assessed through a reduction in unit values.

The following are the base and maximum combined mortality and expense risk and administration charges of the respective contracts.

Products	Base	Maximum
Discovery Choice Variable Annuity	1.35%	1.65%
Discovery Select Variable Annuity	1.40%	1.40%
Prudential Defined Income (PDI) Variable Annuity	1.10%	1.90%
Prudential MyRock Advisor New York Variable Annuity	0.25%	1.20%
Prudential FlexGuard New York	1.20%	1.30%
Prudential Premier Advisor Variable Annuity Series	0.35%	1.55%
Prudential Premier Investment Variable Annuity B Series	0.48%	0.73%
Prudential Premier Investment Variable Annuity C Series	0.68%	0.86%
Prudential Premier Retirement Variable Annuity	0.85%	0.85%
Prudential Premier Retirement Variable Annuity B Series	1.30%	2.30%
Prudential Premier Retirement Variable Annuity C Series	1.30%	2.75%
Prudential Premier Retirement Variable Annuity L Series	1.30%	2.70%
Prudential Premier Retirement Variable Annuity X Series	1.30%	2.85%
Prudential Premier Variable Annuity B Series	1.15%	2.15%
Prudential Premier Variable Annuity Bb SeriesSM	0.95%	1.95%
Prudential Premier Variable Annuity L Series	1.50%	2.50%
Prudential Premier Variable Annuity X Series	1.55%	2.55%
Strategic PartnersSM Advisor Variable Annuity	1.40%	2.25%
Strategic PartnersSM Flexelite Variable Annuity	1.60%	2.45%
Strategic PartnersSM Flexelite 2 Variable Annuity	1.65%	2.50%
Strategic Partners Plus Variable Annuity	1.40%	2.40%
Strategic Partners Plus 3 Variable Annuity	1.40%	2.35%
Strategic PartnersSM Select Variable Annuity	1.52%	1.52%
Strategic Partners Annuity One Variable Annuity	1.40%	2.40%
Strategic Partners Annuity One 3 Variable Annuity	1.40%	2.35%

C.Withdrawal Charges

A withdrawal charge may be assessed upon full or partial contract owner redemptions. These charges relate to the expenses of selling and distributing the contracts, including sales commissions, printing of prospectuses, sales administration, preparation of sales literature and other promotional activities. No withdrawal charge is imposed whenever earnings are withdrawn. The range for withdrawal charges is 0%-9%. The charge is assessed through the redemption of units.

D.Other Related Charges

For certain products with Highest Daily Lifetime Seven benefit options, the optional benefit fee is a percentage of the protected withdrawal value and is deducted pro rata from the subaccounts on a quarterly basis.

For certain products with Highest Daily Lifetime Income, Highest Daily Lifetime Six Plus, and Highest Daily Lifetime Seven Plus benefit options, the optional benefit fee is assessed against the greater of the unadjusted account value or the protected withdrawal value and is deducted pro rata from the subaccounts on a quarterly basis.

An annual maintenance fee is charged if purchase payments or account value is less than a stated amount (varies by product).
A143

Note 8:    Charges and Expenses (continued)
A quarterly premium-based charge is applicable to certain products, which ranges from 0.15% to 0.84% annualized.

These other related charges are assessed through the redemption of units.

Note 9:    Other

Accumulation units are the contract owner's interest allocated to the variable account during the accumulation period of the contract.

Contract owner net payments represent contract owner contributions, net of applicable deductions, charges, and state premium taxes, including transfers from the general account as a remittance of remediation credits to contract owners.

Annuity payments represent transfers to the general account at the time of contract annuitization which are used to establish the fixed payout account from which future annuity payments are distributed under the terms of the contracts.

Surrenders, withdrawals and death benefits are payments to contract owners and beneficiaries made under the terms of the contracts, including amounts that contract owners have requested to be withdrawn or paid to them.

Net transfers between other subaccounts or fixed rate option are amounts that contract owners have directed to be moved among subaccounts, including permitted transfers to and from the guaranteed interest account and market value adjustment account.

Miscellaneous transactions primarily represent timing related adjustments on contract owner transactions, such as premiums, surrenders, transfers, etc. which are funded by the general account in order to maintain appropriate contract owner account balances.

Other charges are contract level charges assessed through the redemption of units as described in Note 8, Charges and Expenses.

A144

Report of Independent Registered Public Accounting Firm

To the Board of Directors of Pruco Life Insurance Company of New Jersey and the Contract Owners of Pruco Life of New Jersey Flexible Premium Variable Annuity Account

Opinions on the Financial Statements

We have audited the accompanying statements of net assets of each of the subaccounts of Pruco Life of New Jersey Flexible Premium Variable Annuity Account indicated in the table below as of the dates indicated in the table below, and the related statements of operations and of changes in net assets for each of the periods indicated in the table below, including the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the subaccounts of Pruco Life of New Jersey Flexible Premium Variable Annuity Account as of the dates indicated in the table below, and the results of each of their operations and the changes in each of their net assets for the periods indicated in the table below, in conformity with accounting principles generally accepted in the United States of America.

PSF PGIM Government Money Market Portfolio (Class I) (1)	American Funds IS® The Bond Fund of America® (Class 4) (1)
PSF PGIM Total Return Bond Portfolio (Class I) (1)	American Funds IS® Capital World Growth and Income Fund® (Class 4) (1)
PSF PGIM Jennison Blend Portfolio (Class I) (1)	American Funds IS® Global Small Capitalization Fund (Class 4) (1)
PSF PGIM Jennison Value Portfolio (Class I) (1)	American Funds IS® Growth Fund (Class 4) (1)
PSF PGIM High Yield Bond Portfolio (Class I) (1)	American Funds IS® Growth-Income Fund (Class 4) (1)
PSF Stock Index Portfolio (Class I) (1)	American Funds IS® International Fund (Class 4) (1)
PSF Global Portfolio (Class I) (1)	American Funds IS® New World Fund® (Class 4) (1)
PSF PGIM Jennison Growth Portfolio (Class I) (1)	BlackRock Advantage Large Cap Core V.I. Fund (Class III) (1)
PSF Small-Cap Stock Index Portfolio (Class I) (1)	BlackRock Advantage Large Cap Value V.I. Fund (Class III) (1)
T. Rowe Price International Stock Portfolio (1)	BlackRock Capital Appreciation V.I. Fund (Class III) (1)
T. Rowe Price Equity Income Portfolio (Equity Income Portfolio Class) (1)	BlackRock Equity Dividend V.I. Fund (Class III) (1)
Invesco V.I. Core Equity Fund (Series I) (1)	BlackRock Large Cap Focus Growth V.I. Fund (Class III) (1)
Janus Henderson VIT Research Portfolio (Institutional Shares) (1)	Fidelity® VIP Balanced Portfolio (Service Class 2) (1)
Janus Henderson VIT Overseas Portfolio (Institutional Shares) (1)	Fidelity® VIP ContrafundSM Portfolio (Service Class 2) (1)
MFS® Research Series (Initial Class) (1)	Fidelity® VIP Growth Opportunities Portfolio (Service Class 2) (1)
MFS® Growth Series (Initial Class) (1)	Fidelity® VIP Health Care Portfolio (Service Class 2) (1)
LVIP American Century Value Fund (Standard Class II) (1)	BlackRock Basic Value V.I. Fund (Class III) (1)
Franklin Small-Mid Cap Growth VIP Fund (Class 2) (1)	AST Bond Portfolio 2032 (1)
Davis Equity Portfolio (1)	PSF Global Portfolio (Class III) (1)
AB VPS Large Cap Growth Portfolio (Class B) (1)	PSF Mid-Cap Growth Portfolio (Class III) (1)
Janus Henderson VIT Research Portfolio (Service Shares) (1)	PSF Natural Resources Portfolio (Class III) (1)
PSF Mid-Cap Growth Portfolio (Class I) (1)	PSF PGIM 50/50 Balanced Portfolio (Class III) (1)
AST Cohen & Steers Realty Portfolio (1)	PSF PGIM Flexible Managed Portfolio (Class III) (1)
AST J.P. Morgan Conservative Multi-Asset Portfolio (1)	PSF PGIM Government Income Portfolio (Class III) (1)
AST High Yield Portfolio (1)	PSF PGIM High Yield Bond Portfolio (Class III) (1)
AST Small-Cap Value Portfolio (2)	PSF PGIM Jennison Blend Portfolio (Class III) (1)
AST Mid-Cap Growth Portfolio (2)	PSF PGIM Jennison Growth Portfolio (Class III) (1)
AST Large-Cap Value Portfolio (1)	PSF PGIM Jennison Value Portfolio (Class III) (1)
A145

AST Mid-Cap Value Portfolio (2)	PSF PGIM Total Return Bond Portfolio (Class III) (1)
AST T. Rowe Price Natural Resources Portfolio (1)	PSF Small-Cap Stock Index Portfolio (Class III) (1)
AST T. Rowe Price Asset Allocation Portfolio (3)	PSF Stock Index Portfolio (Class III) (1)
AST MFS Global Equity Portfolio (1)	MFS® Investors Trust Series (Service Class) (1)
AST Capital Growth Asset Allocation Portfolio (1)	MFS® International Intrinsic Value Portfolio (Initial Class) (1)
AST Academic Strategies Asset Allocation Portfolio (1)	MFS® Mid Cap Growth Series (Initial Class) (1)
AST Balanced Asset Allocation Portfolio (1)	Western Asset Core Plus VIT Portfolio (Class I) (1)
AST Preservation Asset Allocation Portfolio (1)	ClearBridge Variable Small Cap Growth Portfolio (Class I) (1)
AST Prudential Growth Allocation Portfolio (1)	Fidelity® VIP International Capital Appreciation Portfolio (Initial Class) (1)
AST Advanced Strategies Portfolio (1)	Fidelity® VIP Mid Cap Portfolio (Initial Class) (1)
AST Large-Cap Growth Portfolio (1)	Fidelity® VIP Emerging Markets Portfolio (Initial Class) (1)
AST Government Money Market Portfolio (1)	Dimensional VA U.S. Targeted Value Portfolio (1)
AST Small-Cap Equity Portfolio (1)	BlackRock Large Cap Focus Growth V.I. Fund (Class I) (1)
AST International Equity Portfolio (1)	American Funds IS® U.S. Government Securities Fund® (Class 1) (1)
AST Investment Grade Bond Portfolio (1)	American Funds IS® The Bond Fund of America® (Class 1) (1)
AST Core Fixed Income Portfolio (1)	Vanguard VIF International Portfolio (1)
AST Emerging Markets Equity Portfolio (1)	Vanguard VIF Diversified Value Portfolio (1)
AST J.P. Morgan Moderate Multi-Asset Portfolio (1)	Vanguard VIF Total International Stock Market Index Portfolio (1)
ProFund VP Consumer Discretionary (1)	Vanguard VIF Mid-Cap Index Portfolio (1)
ProFund VP Consumer Staples (1)	Vanguard VIF Equity Index Portfolio (1)
ProFund VP Financials (1)	MFS® Total Return Bond Series (Initial Class) (1)
ProFund VP Health Care (1)	Fidelity® VIP Investment Grade Bond Portfolio (Initial Class) (1)
ProFund VP Industrials (1)	MFS® New Discovery Series (Initial Class) (1)
ProFund VP Mid-Cap Growth (1)	ClearBridge Variable Dividend Strategy Portfolio (Class I) (1)
ProFund VP Mid-Cap Value (1)	MFS® Utilities Series (Initial Class) (1)
ProFund VP Real Estate (1)	Vanguard VIF Real Estate Index Portfolio (1)
ProFund VP Small-Cap Growth (1)	Vanguard VIF Total Bond Market Index Portfolio (1)
ProFund VP Small-Cap Value (1)	Vanguard VIF Equity Income Portfolio (1)
ProFund VP Communication Services (1)	Vanguard VIF High Yield Bond Portfolio (1)
ProFund VP Utilities (1)	Vanguard VIF Short-Term Investment Grade Portfolio (1)
ProFund VP Large-Cap Growth (1)	PSF Natural Resources Portfolio (Class I) (1)
ProFund VP Large-Cap Value (1)	Vanguard VIF Total Stock Market Index Portfolio (1)
Allspring VT International Equity Fund (Class 1) (4)	Vanguard VIF Balanced Portfolio (1)
Allspring VT Discovery All Cap Growth Fund (Class 1) (1)	Vanguard VIF Growth Portfolio (1)
AST Quantitative Modeling Portfolio (1)	Dimensional VA International Value Portfolio (1)
Allspring VT Opportunity Fund (Class 1) (1)	Fidelity® VIP Floating Rate High Income Portfolio (Initial Class) (1)
AST Bond Portfolio 2023 (5)	American Funds IS® Washington Mutual Investors Fund (Class 1) (1)
AST Bond Portfolio 2024 (6)	American Funds IS® Growth Fund (Class 1) (1)
AST ClearBridge Dividend Growth Portfolio (1)	American Funds IS® Growth-Income Fund (Class 1) (1)
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AST Multi-Sector Fixed Income Portfolio (1)	Fidelity® VIP Technology Portfolio (Initial Class) (1)
AST Large-Cap Core Portfolio (1)	MFS® Value Series (Service Class) (7)
AST Bond Portfolio 2025 (1)	PSF PGIM Government Money Market Portfolio (Class III) (7)
AST J.P. Morgan Aggressive Multi-Asset Portfolio (1)	MFS® Value Series (Initial Class) (1)
AST Bond Portfolio 2026 (1)	American Funds IS® Ultra-Short Bond Fund (Class 1) (1)
AST Global Bond Portfolio (1)	BlackRock Advantage Large Cap Core V.I. Fund (Class I) (1)
BlackRock Global Allocation V.I. Fund (Class III) (1)	BlackRock Basic Value V.I. Fund (Class I) (1)
AST Bond Portfolio 2027 (1)	Dimensional VA International Small Portfolio (1)
NVIT Emerging Markets Fund (Class D) (1)	Dimensional VA U.S. Large Value Portfolio (1)
AST Bond Portfolio 2028 (1)	Fidelity® VIP Strategic Income Portfolio (Initial Class) (1)
AST Bond Portfolio 2029 (1)	ClearBridge Variable Appreciation Portfolio (Class I) (1)
AST Bond Portfolio 2030 (1)	MFS® Technology Portfolio (Initial Class) (1)
AST Bond Portfolio 2031 (1)	BlackRock Equity Dividend V.I. Fund (Class I) (1)
MFS® International Growth Portfolio (Service Class) (1)	Fidelity® VIP Financials Portfolio (Initial Class) (1)
MFS® Massachusetts Investors Growth Stock Portfolio (Service Class) (1)	Fidelity® VIP Health Care Portfolio (Initial Class) (1)
MFS® Technology Portfolio (Service Class) (1)	AST Bond Portfolio 2034 (8)
MFS® Mid Cap Growth Series (Service Class) (1)	Fidelity® VIP ContrafundSM Portfolio (Initial Class) (8)
MFS® New Discovery Series (Service Class) (1)	Fidelity® VIP Growth Opportunities Portfolio (Initial Class) (8)
MFS® Research Series (Service Class) (1)	Fidelity® VIP Growth Portfolio (Initial Class) (8)
MFS® Total Return Bond Series (Service Class) (1)	Fidelity® VIP High Income Portfolio (Initial Class) (8)
MFS® Total Return Series (Service Class) (1)	ClearBridge Variable Mid Cap Portfolio (Class I) (8)
MFS® Utilities Series (Service Class) (1)	Vanguard VIF Capital Growth Portfolio (8)
American Funds IS® Asset Allocation Fund (Class 4) (1)	AST Bond Portfolio 2035 (9)
American Funds IS® Washington Mutual Investors Fund (Class 4) (1)
(1)Statement of net assets as of December 31, 2024, statement of operations for the year ended December 31, 2024 and statement of changes in net assets for the years ended December 31, 2024 and 2023.
(2)Statement of net assets as of December 13, 2024 (date of merger), statement of operations for the period January 1, 2024 to December 13, 2024 (date of merger) and statement of changes in net assets for the period January 1, 2024 to December 13, 2024 (date of merger) and for the year ended December 31, 2023.

(3)Statement of net assets as of December 6, 2024 (date of merger), statement of operations for the period January 1, 2024 to December 6, 2024 (date of merger) and statement of changes in net assets for the period January 1, 2024 to December 6, 2024 (date of merger) and for the year ended December 31, 2023.

(4)Statement of net assets as of April 30, 2024 (date of liquidation), statement of operations for the period January 1, 2024 to April 30, 2024 (date of liquidation) and statement of changes in net assets for the period January 1, 2024 to April 30, 2024 (date of liquidation) and for the year ended December 31, 2023.

(5)Statement of net assets as of January 2, 2024 (date of liquidation), statement of operations for the period January 1, 2024 to January 2, 2024 (date of liquidation) and statement of changes in net assets for the period January 1, 2024 to January 2, 2024 (date of liquidation) and for the year ended December 31, 2023.

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(6)Statement of net assets as of December 31, 2024 (date of liquidation), statement of operations for the period January 1, 2024 to December 31, 2024 (date of liquidation) and statement of changes in net assets for the period January 1, 2024 to December 31, 2024 (date of liquidation) and for the year ended December 31, 2023.

(7)Statement of net assets as of December 31, 2024, statement of operations for the year ended December 31, 2024 and statement of changes in net assets for the year ended December 31, 2024 and for the period February 1, 2023 (commencement of operations) to December 31, 2023.

(8)Statement of net assets as of December 31, 2024, statement of operations for the year ended December 31, 2024 (period when activity commenced), and statement of changes in net assets for the year ended December 31, 2024 (period when activity commenced).

(9)Statement of net assets as of December 31, 2024, statement of operations for the period January 2, 2024 (commencement of operations) to December 31, 2024 and statement of changes in net assets for the period January 2, 2024 (commencement of operations) to December 31, 2024.

Basis for Opinions

These financial statements are the responsibility of the Pruco Life Insurance Company of New Jersey management. Our responsibility is to express an opinion on the financial statements of each of the subaccounts of Pruco Life of New Jersey Flexible Premium Variable Annuity Account based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to each of the subaccounts of Pruco Life of New Jersey Flexible Premium Variable Annuity Account in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of investments owned as of December 31, 2024 by correspondence with the transfer agents of the investee mutual funds. We believe that our audits provide a reasonable basis for our opinions.

/s/ PricewaterhouseCoopers LLP
New York, New York
April 10, 2025

We have served as the auditor of one or more of the subaccounts of Pruco Life of New Jersey Flexible Premium Variable Annuity Account since 1996.
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